Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended August 31, 2022

Schedule of Investments (unaudited)

CONVERTIBLE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.93%

CONVERTIBLE BONDS 90.37%

Auto Manufacturers 1.01%
Ford Motor Co.	Zero Coupon	3/15/2026	$10,285,000	$11,241,505

Beverages 1.36%
MGP Ingredients, Inc.†	1.875%	11/15/2041	11,815,000	15,204,756

Biotechnology 2.60%
Cerevel Therapeutics Holdings, Inc.†	2.50%	8/15/2027	9,438,000	8,994,414
Insmed, Inc.	0.75%	6/1/2028	20,100,000	19,969,350
Total				28,963,764

Chemicals 0.45%
Danimer Scientific, Inc.†	3.25%	12/15/2026	7,780,000	5,048,095

Commercial Services 8.55%
Block, Inc.	Zero Coupon	5/1/2026	35,670,000	29,641,770
Block, Inc.	0.125%	3/1/2025	2,190,000	2,176,313
Chegg, Inc.	Zero Coupon	9/1/2026	48,940,000	39,273,160
Chegg, Inc.	0.125%	3/15/2025	16,845,000	14,857,290
FTI Consulting, Inc.	2.00%	8/15/2023	5,795,000	9,306,190
Total				95,254,723

Computers 3.76%
KBR, Inc.	2.50%	11/1/2023	4,110,000	7,952,850
Lumentum Holdings, Inc.	0.50%	12/15/2026	19,085,000	20,134,675
Zscaler, Inc.	0.125%	7/1/2025	10,975,000	13,833,987
Total				41,921,512

Electric 0.80%
Ormat Technologies, Inc.†	2.50%	7/15/2027	7,395,000	8,955,345

Energy-Alternate Sources 8.94%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	23,490,000	28,974,915
Green Plains, Inc.	2.25%	3/15/2027	8,995,000	12,318,653
Sunnova Energy International, Inc.†	2.625%	2/15/2028	11,504,000	11,360,200
SunPower Corp.	4.00%	1/15/2023	18,461,000	21,091,692
Sunrun, Inc.	Zero Coupon	2/1/2026	34,077,000	25,830,366
Total				99,575,826

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 4.66%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028		$26,980,000	$18,361,445
Live Nation Entertainment, Inc.	2.50%	3/15/2023		9,685,000	13,384,533
Marriott Vacations Worldwide Corp.	1.50%	9/15/2022		13,790,000	13,824,475
Penn Entertainment, Inc.	2.75%	5/15/2026		4,090,000	6,306,780
Total					51,877,233

Health Care-Products 2.31%
Insulet Corp.	0.375%	9/1/2026		11,640,000	14,881,740
Repligen Corp.	0.375%	7/15/2024		5,485,000	10,901,437
Total					25,783,177

Internet 21.52%
Airbnb, Inc.	Zero Coupon	3/15/2026		26,870,000	23,175,375
Delivery Hero SE(a)	1.00%	1/23/2027	EUR	7,000,000	5,838,701
Etsy, Inc.	0.125%	9/1/2027		$12,400,000	11,786,200
Fiverr International Ltd. (Israel)(b)	Zero Coupon	11/1/2025		16,440,000	13,296,195
MakeMyTrip Ltd. (India)(b)	Zero Coupon	2/15/2028		20,260,000	23,157,818
MercadoLibre, Inc. (Uruguay)(b)	2.00%	8/15/2028		4,805,000	9,847,847
Palo Alto Networks, Inc.	0.375%	6/1/2025		19,355,000	36,832,565
Pinduoduo, Inc. (China)(b)	Zero Coupon	10/1/2024		1,565,000	2,723,883
Pinduoduo, Inc. (China)(b)	Zero Coupon	12/1/2025		6,540,000	6,010,260
RealReal, Inc. (The)	1.00%	3/1/2028		5,309,000	2,622,749
Sea Ltd. (Singapore)(b)	0.25%	9/15/2026		23,290,000	17,153,424
Shopify, Inc. (Canada)(b)	0.125%	11/1/2025		33,580,000	28,744,480
Uber Technologies, Inc.	Zero Coupon	12/15/2025		22,000,000	18,965,765
Wayfair, Inc.	0.625%	10/1/2025		16,615,000	11,776,532
Wayfair, Inc.	1.00%	8/15/2026		27,130,000	19,384,385
World Wrestling Entertainment, Inc.	3.375%	12/15/2023		3,045,000	8,416,380
Total					239,732,559

Machinery-Diversified 1.76%
Chart Industries, Inc.†	1.00%	11/15/2024		5,935,000	19,663,842

Media 1.85%
Liberty Media Corp-Liberty Formula One†	2.25%	8/15/2027		20,550,000	20,560,275

Metal Fabricate-Hardware 0.50%
Xometry, Inc.†	1.00%	2/1/2027		5,085,000	5,593,500

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Oil & Gas 1.51%
EQT Corp.	1.75%	5/1/2026		$5,210,000	$16,869,980

Pharmaceuticals 9.09%
Ascendis Pharma A/S (Denmark)†(b)	2.25%	4/1/2028		6,305,000	5,719,166
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	72,305,000	52,851,715
Cytokinetics, Inc.†	3.50%	7/1/2027		$12,475,000	16,005,425
Dexcom, Inc.	0.75%	12/1/2023		7,805,000	15,789,515
Sarepta Therapeutics, Inc.	1.50%	11/15/2024		6,550,000	10,930,313
Total					101,296,134

REITS 0.95%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		11,015,000	10,568,893

Retail 0.74%
Burlington Stores, Inc.	2.25%	4/15/2025		7,925,000	8,251,906

Semiconductors 2.29%
ON Semiconductor Corp.	Zero Coupon	5/1/2027		11,105,000	15,957,885
Wolfspeed, Inc.†	0.25%	2/15/2028		8,380,000	9,511,300
Total					25,469,185

Software 10.07%
Bill.com Holdings, Inc.	Zero Coupon	12/1/2025		3,555,000	4,436,640
Bill.com Holdings, Inc.†	Zero Coupon	4/1/2027		17,670,000	15,118,974
Cloudflare, Inc.†	Zero Coupon	8/15/2026		16,300,000	13,385,997
Coupa Software, Inc.	0.125%	6/15/2025		16,920,000	14,415,840
Datadog, Inc.	0.125%	6/15/2025		10,530,000	14,130,430
Five9, Inc.	0.50%	6/1/2025		13,845,000	14,059,598
Jamf Holding Corp.†	0.125%	9/1/2026		13,255,000	11,200,475
MongoDB, Inc.	0.25%	1/15/2026		15,450,000	25,465,462
Total					112,213,416

Telecommunications 1.86%
GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025		21,815,000	20,683,347

Transportation 3.79%
CryoPort, Inc.†	0.75%	12/1/2026		26,600,000	20,834,083
Scorpio Tankers, Inc. (Monaco)†(b)	3.00%	5/15/2025		15,880,000	21,423,499
Total					42,257,582
Total Convertible Bonds (cost $1,033,641,834)					1,006,986,555

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2022

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 10.58%

Commercial Banks 0.87%
Bank of America Corp.	7.25%	7,885	$9,678,049

Diversified Financial Services 0.67%
2020 Mandatory Exchangeable Trust†	6.50%	8,705	7,412,307

Electric: Utilities 3.94%
NextEra Energy, Inc.	6.219%	837,500	43,859,875

Electrical Equipment 1.48%
DTE Energy Co.	6.25%	320,415	16,446,902

Health Care Equipment & Supplies 0.86%
Danaher Corp.	5.00%	6,845	9,630,983

Metals & Mining 1.78%
RBC Bearings, Inc.	5.00%	167,815	19,865,940

Semiconductors & Semiconductor Equipment 0.98%
Broadcom, Inc.	8.00%	7,030	10,960,895
Total Convertible Preferred Stocks (cost $121,408,528)			117,854,951

PREFERRED STOCKS 0.98%

Construction & Engineering
Fluor Corp. (cost $11,132,992)	6.50%	8,260	10,918,151
Total Long-Term Investments (cost $1,166,183,354)			1,135,759,657

		Principal Amount

SHORT-TERM INVESTMENTS 0.13%

REPURCHASE AGREEMENTS 0.13%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $972,800 of U.S. Treasury Inflation Indexed Bond at 1.750% due 1/15/2028; value: $1,455,916; proceeds: $1,427,314 (cost $1,427,281)		$1,427,281	1,427,281
Total Investments in Securities 102.06% (cost $1,167,610,635)			1,137,186,938
Other Assets and Liabilities – Net(c) (2.06)%			(22,932,559)
Net Assets 100.00%			$1,114,254,379

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2022

CAD	Canadian Dollar.
EUR	Euro.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $279,412,261, which represents 25.08% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	10/20/2022	66,378,000	$51,551,524	$50,525,397	$1,026,127
Canadian dollar	Sell	Morgan Stanley	10/20/2022	2,657,000	2,064,020	2,022,447	41,573
Canadian dollar	Sell	State Street Bank and Trust	10/20/2022	921,000	709,679	701,044	8,635
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,076,335

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	9/12/2022	4,000,000	$4,010,602	$4,022,429	$(11,827)
Euro	Sell	State Street Bank and Trust	9/12/2022	1,957,000	1,957,379	1,967,974	(10,595)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(22,422)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$1,006,986,555	$–	$1,006,986,555
Convertible Preferred Stocks	47,870,125	69,984,826	–	117,854,951
Preferred Stocks	10,918,151	–	–	10,918,151
Short-Term Investments
Repurchase Agreements	–	1,427,281	–	1,427,281
Total	$58,788,276	$1,078,398,662	$–	$1,137,186,938
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,076,335	$–	$1,076,335
Liabilities	–	(22,422)	–	(22,422)
Total	$–	$1,053,913	$–	$1,053,913

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND August 31, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds
Balance as of December 1, 2021	$55,464,245
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3(a)	(55,464,245)
Balance as of August 31, 2022	$–
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$–

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.94%

ASSET-BACKED SECURITIES 16.04%

Auto Floor Plan 0.04%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030	$821,000	$811,422

Automobiles 4.11%
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	124,028	123,916
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%		6/16/2025	16,675,000	16,484,280
CarMax Auto Owner Trust 2022-2 A2A	2.81%		5/15/2025	18,000,000	17,869,874
CPS Auto Receivables Trust 2018-B D†	4.26%		3/15/2024	19,309	19,312
Flagship Credit Auto Trust 2021-1 A†	0.31%		6/16/2025	1,062,343	1,053,469
Flagship Credit Auto Trust 2022-3 A3†	4.55%		4/15/2027	6,595,000	6,566,671
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%		10/21/2024	9,155,000	9,081,298
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	13,526,000	12,081,145
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%		11/14/2028	3,150,000	3,023,480
Santander Drive Auto Receivables Trust 2022-5 B	4.43%		3/15/2027	8,210,000	8,173,154
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	975,071	973,583
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	3,875,000	3,773,301
Total					79,223,483

Credit Card 1.22%
American Express Credit Account Master Trust 2022-3 A	3.75%		8/16/2027	5,900,000	5,879,557
Citibank Credit Card Issuance Trust 2017-A6 A6	3.161% (1 Mo. LIBOR + .77%)	#	5/14/2029	5,200,000	5,155,980
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	9,100,000	8,591,008
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	4,000,000	3,859,393
Total					23,485,938

Other 10.51%
Apidos CLO XX 2015-20A A2RR†	4.29% (3 Mo. LIBOR + 1.55%)	#	7/16/2031	4,870,000	4,729,657
Apidos CLO XXVI 2017-26A A2R A2R†	4.24% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	1,680,000	1,635,284
Apidos CLO XXXV 2021-35A A†	3.76% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	2,250,000	2,202,305

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	3.791% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	$5,760,000	$5,517,000
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 D†	4.591% (1 Mo. LIBOR + 2.20%)	#	8/15/2034	3,805,000	3,560,008
ARES XL CLO Ltd. 2016-40A A1RR†	3.382% (3 Mo. LIBOR + .87%)	#	1/15/2029	2,524,934	2,499,917
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	8,710,000	8,673,810
Bain Capital Credit CLO 2019-2A AR†	3.84% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	5,160,000	5,061,960
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	4,000,000	3,947,654
Barings CLO Ltd. 2019-3A BR†	4.31% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	3,080,000	2,983,564
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR†	3.652% (3 Mo. LIBOR + 1.14%)	#	7/15/2031	8,699,007	8,598,228
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2031	3,530,000	3,490,522
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	5.01% (3 Mo. LIBOR + 2.30%)	#	1/20/2032	1,210,000	1,167,408
CBAM Ltd. 2017-1A D†	6.46% (3 Mo. LIBOR + 3.75%)	#	7/20/2030	2,850,000	2,641,658
CIFC Funding I Ltd. 2021-1A A1†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	8,040,000	7,929,813
Dryden 61 CLO Ltd. 2018-61A A1R†	3.73% (3 Mo. LIBOR + .99%)	#	1/17/2032	5,060,000	4,973,980
Dryden Senior Loan Fund 2017-47A BR†	3.982% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	6,200,000	6,049,109
Eaton Vance CLO Ltd. 2013-1A A13R†	3.762% (3 Mo. LIBOR + 1.25%)	#	1/15/2034	4,510,000	4,405,328
Elmwood CLO VIII Ltd. 2021-1A A1†	3.95% (3 Mo. LIBOR + 1.24%)	#	1/20/2034	3,490,000	3,441,546
Encina Equipment Finance LLC 2021-1A D†	1.69%		11/15/2027	4,500,000	4,248,732
Encina Equipment Finance LLC 2022-1A A2†	4.88%		11/15/2028	6,691,000	6,618,042
Galaxy XXI CLO Ltd. 2015-21A AR†	3.73% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	485,000	479,267

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Goldentree Loan Management U.S. CLO 3 Ltd. 2018-3A B1†	4.26% (3 Mo. LIBOR + 1.55%)	#	4/20/2030	$1,045,000	$1,017,657
HGI CRE CLO Ltd. 2021-FL2 B†	3.887% (1 Mo. LIBOR + 1.50%)	#	9/17/2036	5,900,000	5,680,661
KKR CLO Ltd.-29A A†	3.712% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	2,950,000	2,920,222
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	5,712,000	5,108,206
Lendmark Funding Trust 2021-1A C†	3.41%		11/20/2031	2,250,000	1,822,058
Lendmark Funding Trust 2021-2A B†	2.37%		4/20/2032	6,945,000	5,509,478
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037	4,080,000	3,972,712
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,824,058	2,776,049
Mariner Finance Issuance Trust 2021-AA D†	3.83%		3/20/2036	2,600,000	2,227,365
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	5,750,000	5,625,186
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,460,588	5,429,330
MF1 Ltd. 2022-FL8 A†	3.383% (1 Mo. SOFR + 1.35%)	#	2/19/2037	4,500,000	4,401,563
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	2,482,408	2,455,598
Mountain View CLO Ltd. 2014-1A CRR†	4.512% (3 Mo. LIBOR + 2.00%)	#	10/15/2026	717,386	715,528
Mountain View CLO X Ltd. 2015-10A AR†	3.275% (3 Mo. LIBOR + .82%)	#	10/13/2027	353,541	352,557
Oaktree CLO Ltd. 2019-4A CR†	4.96% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	3,360,000	3,177,105
OCP CLO Ltd. 2019-16A AR†	3.428% (3 Mo. LIBOR + 1.00%)	#	4/10/2033	3,360,000	3,302,938
OCP CLO Ltd. 2019-17A A1R†	3.75% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	5,030,000	4,944,264
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	3,868,000	3,824,765
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	3.783% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	2,415,000	2,378,769
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,645,000	5,533,632
Rad CLO 6 Ltd. 2016-6A A1†	4.09% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	5,000,000	4,945,181

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 7 Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	$4,578,038	$4,499,536
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285,000	3,173,507
SCF Equipment Leasing LLC 2021-1A C†	1.54%		10/21/2030	4,325,000	3,887,496
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	2,225,361	1,875,032
TCI-Flatiron CLO Ltd. 2017-1A AR†	3.902% (3 Mo. LIBOR + .96%)	#	11/18/2030	2,500,000	2,466,062
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	2,200,000	2,165,013
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	3,898,000	3,652,813
VERDE CLO Ltd. 2019-1A AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	5,340,000	5,246,550
Wind River CLO Ltd. 2021-4A B†	4.36% (3 Mo. LIBOR + 1.65%)	#	1/20/2035	2,970,000	2,823,028
Total					202,764,653

Student Loan 0.16%
Massachusetts Educational Financing Authority 2008-1 A1	3.733% (3 Mo. LIBOR + .95%)	#	4/25/2038	580,464	583,056
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.053% (3 Mo. LIBOR + .27%)	#	4/25/2038	481,906	441,972
SLC Student Loan Trust 2008-1 A4A	3.429% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	1,571,774	1,571,345
Towd Point Asset Trust 2018-SL1 A†	3.044% (1 Mo. LIBOR + .60%)	#	1/25/2046	515,796	512,950
Total					3,109,323
Total Asset-Backed Securities (cost $319,898,586)					309,394,819

CORPORATE BONDS 30.19%

Agriculture 0.54%
Cargill, Inc. †	4.00%		6/22/2032	8,375,000	8,116,401
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	2,426,000	2,331,392
Total					10,447,793

Airlines 0.41%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		7/11/2034	5,602,000	4,704,191
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(a)	4.25%		11/15/2032	3,400,549	3,184,225
Total					7,888,416

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 10.15%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	$2,600,000	$2,023,450
Bank of America Corp.	1.658% (SOFR + .91%)	#	3/11/2027	5,231,000	4,690,098
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	14,182,000	11,767,770
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	4,807,000	4,529,758
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,798,000	5,492,471
Bank of America Corp.	4.00%		1/22/2025	1,716,000	1,702,559
Bank of New York Mellon Corp. (The)	4.596% (SOFR + 1.76%)	#	7/26/2030	6,822,000	6,826,704
BNG Bank NV (Netherlands)†(a)	3.50%		8/26/2024	5,800,000	5,788,544
BNP Paribas SA (France)†(a)	4.375% (USD 5 Yr. Swap rate + 1.48%)	#	3/1/2033	4,464,000	4,062,785
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	9,393,000	7,931,252
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	7,031,000	6,735,851
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	6,228,000	5,830,684
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	1,736,000	1,725,314
Danske Bank A/S (Denmark)†(a)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	6,260,000	6,107,439
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	6,913,000	6,857,237
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	7,749,000	6,277,956
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%)	#	4/22/2032	2,980,000	2,464,321
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,071,000	1,188,984
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	7,324,000	6,056,066
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	4,221,000	3,588,076
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	17,969,000	17,240,133
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.375%		8/23/2024	10,700,000	10,661,142
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 Yr. Treasury CMT + 1.70%)	#	3/3/2036	4,585,000	3,575,186
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	3,121,000	2,999,512
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	4,126,000	3,326,289
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	3,165,000	2,438,461
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	8,178,000	7,972,878

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
National Australia Bank Ltd. (Australia)†(a)	2.99%		5/21/2031	$2,374,000	$1,948,613
Santander UK Group Holdings plc (United Kingdom)(a)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	5,315,000	5,286,616
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	5,023,000	4,855,154
Toronto-Dominion Bank (The) (Canada)(a)	4.456%		6/8/2032	11,790,000	11,569,592
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,694,000	1,699,844
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	7,038,000	6,944,863
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,000,000	4,481,391
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	4,058,000	3,545,980
Wells Fargo Bank NA	5.85%		2/1/2037	5,275,000	5,585,539
Total					195,778,512

Biotechnology 0.09%
Baxalta, Inc.	4.00%		6/23/2025	1,675,000	1,666,150

Commercial Services 0.33%
Global Payments, Inc.	4.00%		6/1/2023	6,376,000	6,376,817

Computers 0.37%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	4,159,000	2,917,955
Dell International LLC/EMC Corp.	8.35%		7/15/2046	3,464,000	4,199,789
Total					7,117,744

Cosmetics/Personal Care 0.22%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	4,679,000	4,175,915

Diversified Financial Services 3.03%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)(a)	3.50%		1/15/2025	2,732,000	2,614,036
Aircastle Ltd.†	2.85%		1/26/2028	3,402,000	2,784,678
Ally Financial, Inc.	8.00%		11/1/2031	6,040,000	6,728,911
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	7,865,000	7,593,525
Aviation Capital Group LLC†	1.95%		1/30/2026	3,877,000	3,347,768
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	4,791,000	4,700,285
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	1,861,000	1,845,170
CPPIB Capital, Inc. (Canada)†(a)	3.285% (SOFR Index + 1.25%)	#	4/4/2025	11,750,000	12,018,129
Intercontinental Exchange, Inc.	4.00%		9/15/2027	11,568,000	11,410,201

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	$1,008,000	$985,574
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	690,000	610,504
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	3,956,000	3,908,618
Total					58,547,399

Electric 3.65%
AEP Transmission Co. LLC	4.50%		6/15/2052	2,482,000	2,371,032
AES Corp. (The)†	3.95%		7/15/2030	2,586,000	2,372,435
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051	2,884,203	2,081,010
American Transmission Systems, Inc.†	2.65%		1/15/2032	4,221,000	3,555,470
Baltimore Gas & Electric Co.	4.55%		6/1/2052	4,130,000	3,944,906
Constellation Energy Generation LLC	6.25%		10/1/2039	4,321,000	4,560,987
DTE Energy Co.	4.22%		11/1/2024	1,722,000	1,715,715
Entergy Corp.	0.90%		9/15/2025	6,407,000	5,756,369
FirstEnergy Corp.	4.40%		7/15/2027	1,749,000	1,659,469
IPALCO Enterprises, Inc.	4.25%		5/1/2030	8,101,000	7,486,319
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030	3,750,000	3,439,376
NextEra Energy Capital Holdings, Inc.	2.966% (SOFR Index + 1.02%)	#	3/21/2024	7,081,000	7,033,165
NextEra Energy Capital Holdings, Inc.	5.00%		7/15/2032	5,283,000	5,384,452
Oglethorpe Power Corp.	5.95%		11/1/2039	3,719,000	3,829,783
Ohio Edison Co.	8.25%		10/15/2038	2,655,000	3,400,773
Southern Co. (The)	4.475%		8/1/2024	7,006,000	7,030,441
Wisconsin Power & Light Co.	3.95%		9/1/2032	4,934,000	4,718,806
Total					70,340,508

Engineering & Construction 0.16%
Cellnex Finance Co. S.A. (Spain)†(a)	3.875%		7/7/2041	4,365,000	3,033,566

Entertainment 0.11%
Magallanes, Inc.†	3.428%		3/15/2024	2,263,000	2,213,352

Gas 1.20%
CenterPoint Energy Resources Corp.	1.75%		10/1/2030	6,650,000	5,429,788
CenterPoint Energy Resources Corp.	4.40%		7/1/2032	4,603,000	4,591,434
East Ohio Gas Co. (The)†	1.30%		6/15/2025	4,370,000	3,996,895
National Fuel Gas Co.	3.95%		9/15/2027	7,200,000	6,688,754
Southwest Gas Corp.	4.05%		3/15/2032	2,745,000	2,481,698
Total					23,188,569

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.62%
Centene Corp.	2.45%	7/15/2028	$1,541,000	$1,301,868
Elevance Health, Inc.	2.25%	5/15/2030	8,325,000	7,102,615
UnitedHealth Group, Inc.	4.00%	5/15/2029	3,615,000	3,562,099
Total				11,966,582

Home Builders 0.20%
PulteGroup, Inc.	6.375%	5/15/2033	2,137,000	2,176,497
Toll Brothers Finance Corp.	3.80%	11/1/2029	1,916,000	1,626,211
Total				3,802,708

Insurance 0.44%
Assurant, Inc.	2.65%	1/15/2032	1,685,000	1,316,115
First American Financial Corp.	2.40%	8/15/2031	2,703,000	2,082,943
GA Global Funding Trust†	3.85%	4/11/2025	5,176,000	5,013,643
Total				8,412,701

Internet 0.46%
Baidu, Inc. (China)(a)	2.375%	8/23/2031	1,960,000	1,613,822
Netflix, Inc.	5.875%	11/15/2028	2,497,000	2,531,234
Netflix, Inc.	6.375%	5/15/2029	2,971,000	3,079,713
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	2,000,000	1,732,370
Total				8,957,139

Machinery-Diversified 0.32%
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	6,513,000	6,173,100

Media 0.61%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	2,552,000	2,440,391
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,656,000	5,823,598
Time Warner Cable LLC	7.30%	7/1/2038	3,385,000	3,482,893
Total				11,746,882

Mining 0.45%
Alcoa Nederland Holding BV (Netherlands)†(a)	4.125%	3/31/2029	1,986,000	1,753,896
Freeport Indonesia PT (Indonesia)†(a)	5.315%	4/14/2032	1,476,000	1,372,324
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	3,084,000	2,853,600
Glencore Funding LLC†	2.85%	4/27/2031	3,165,000	2,615,951
Total				8,595,771

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Multi-National 0.62%
Asian Development Bank (Philippines)(a)	3.047% (SOFR Index + 1.00%)	#	4/6/2027	$6,800,000	$6,977,570
Inter-American Investment Corp.	2.625%		4/22/2025	5,100,000	4,961,174
Total					11,938,744

Oil & Gas 1.49%
Continental Resources, Inc.	4.90%		6/1/2044	5,167,000	4,061,314
Continental Resources, Inc.†	5.75%		1/15/2031	2,435,000	2,333,700
Diamondback Energy, Inc.	3.50%		12/1/2029	7,161,000	6,506,104
Eni SpA (Italy)†(a)	5.70%		10/1/2040	5,053,000	5,041,533
EQT Corp.	7.00%		2/1/2030	7,197,000	7,711,010
Occidental Petroleum Corp.	6.45%		9/15/2036	1,919,000	2,053,272
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%		8/15/2030	1,400,000	1,060,500
Total					28,767,433

Oil & Gas Services 0.56%
Halliburton Co.	7.45%		9/15/2039	2,595,000	3,009,597
NOV, Inc.	3.60%		12/1/2029	8,885,000	7,863,584
Total					10,873,181

Pharmaceuticals 0.41%
Bayer Corp.†	6.65%		2/15/2028	1,425,000	1,503,998
CVS Health Corp.	3.25%		8/15/2029	7,073,000	6,469,364
Total					7,973,362

Pipelines 1.40%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%		11/2/2047	3,460,000	3,404,640
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	5,911,000	5,405,123
EIG Pearl Holdings Sarl (Luxembourg)†(a)	3.545%		8/31/2036	4,235,000	3,717,504
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040	4,400,000	3,620,404
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	4,342,000	4,338,818
NGPL PipeCo LLC†	3.25%		7/15/2031	3,973,000	3,324,038
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	1,586,000	1,616,116
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	1,908,000	1,658,685
Total					27,085,328

Real Estate 0.08%
American Tower Corp.	2.95%		1/15/2025	1,586,000	1,528,552

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS 0.49%
EPR Properties	3.75%		8/15/2029	$4,303,000	$3,625,268
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	5,218,000	3,970,895
Physicians Realty LP	2.625%		11/1/2031	2,354,000	1,888,249
Total					9,484,412

Retail 0.31%
7-eleven, Inc.†	0.80%		2/10/2024	6,229,000	5,927,066

Semiconductors 0.56%
Advanced Micro Devices, Inc.	3.924%		6/1/2032	3,420,000	3,309,403
Advanced Micro Devices, Inc.	4.393%		6/1/2052	2,981,000	2,825,022
Broadcom, Inc.†	4.15%		4/15/2032	5,164,000	4,620,837
Total					10,755,262

Software 0.66%
Oracle Corp.	2.875%		3/25/2031	13,805,000	11,456,834
Oracle Corp.	5.375%		7/15/2040	672,000	605,899
Oracle Corp.	6.125%		7/8/2039	721,000	711,139
Total					12,773,872

Transportation 0.25%
Burlington Northern Santa Fe LLC	4.45%		1/15/2053	4,928,000	4,770,315
Total Corporate Bonds (cost $640,324,831)					582,307,151

FLOATING RATE LOANS(b) 2.16%

Advertising 0.37%
Lamar Media Corporation 2020 Term Loan B	3.868% (1 Mo. LIBOR + 1.50%)		2/5/2027	7,262,852	7,117,595

Chemicals 0.26%
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	4.432% (3 Mo. LIBOR + 1.63%)		1/17/2025	5,150,000	5,143,563

Energy 0.72%
Southwestern Energy Company 2021 Term Loan	–	(c)	6/22/2027	13,918,079	13,839,790

Media 0.54%
Charter Communications Operating, LLC 2019 Term Loan B1	4.28%		4/30/2025	10,493,659	10,387,778

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.27%
XPO Logistics, Inc. 2018 Term Loan B	4.123% (1 Mo. LIBOR + 1.75%)		2/24/2025	$5,333,295	$5,248,282
Total Floating Rate Loans (cost $42,145,957)					41,737,008

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.67%

Canada 0.47%
Province of Ontario Canada	3.10%		5/19/2027	9,335,000	9,088,824

Japan 0.22%
Japan International Cooperation Agency	3.25%		5/25/2027	4,348,000	4,241,878

Mexico 0.17%
Mexico Government International Bond	4.875%		5/19/2033	3,448,000	3,309,940

Norway 0.38%
Kommunalbanken AS†	2.833% (SOFR + 1.00%)	#	6/17/2026	7,124,000	7,280,026

Sweden 0.43%
Kommuninvest I Sverige AB†	2.875%		7/3/2024	3,436,000	3,388,702
Kommuninvest I Sverige AB†	3.25%		1/16/2024	4,933,000	4,905,765
Total					8,294,467
Total Foreign Government Obligations (cost $32,591,016)					32,215,135

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.125%	#(d)	2/25/2032	10,806,378	939,723
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(d)	2/16/2053	93,350	90,430
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,128,813)					1,030,153

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 29.39%
Fannie Mae or Freddie Mac(e)	3.00%		TBA	44,302,000	41,024,344
Fannie Mae or Freddie Mac(e)	3.50%		TBA	54,061,000	51,510,007
Fannie Mae or Freddie Mac(e)	4.00%		TBA	55,040,000	54,253,196
Fannie Mae or Freddie Mac(e)	4.50%		TBA	93,751,000	93,673,794
Fannie Mae or Freddie Mac(e)	5.00%		TBA	26,820,000	27,048,609
Fannie Mae or Freddie Mac(e)	5.50%		TBA	38,560,000	39,406,656
Fannie Mae Pool	2.50%		8/1/2050 - 12/1/2051	83,091,853	75,035,183

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Fannie Mae Pool	3.00%		12/1/2048	$19,043,497	$17,918,484
Fannie Mae Pool	3.50%		7/1/2045 - 4/1/2052	12,391,686	11,952,941
Fannie Mae Pool	4.00%		5/1/2052 - 6/1/2052	14,680,458	14,528,856
Fannie Mae Pool	5.00%		7/1/2052 - 8/1/2052	13,901,638	14,280,381
Freddie Mac Pool	2.50%		11/1/2050	5,129,223	4,612,594
Freddie Mac Pool	3.50%		2/1/2046	3,389,612	3,323,346
Freddie Mac Pool	4.50%		8/1/2052	9,155,223	9,273,389
Freddie Mac Pool	5.00%		7/1/2052 - 8/1/2052	19,269,182	19,782,705
Ginnie Mae(e)	3.50%		TBA	4,700,000	4,528,523
Ginnie Mae(e)	4.00%		TBA	17,751,000	17,483,702
Ginnie Mae(e)	4.50%		TBA	50,817,000	50,828,467
Ginnie Mae(e)	5.00%		TBA	16,378,000	16,599,359
Total Government Sponsored Enterprises Pass-Throughs (cost $574,370,014)					567,064,536

MUNICIPAL BONDS 0.71%

Government
Bay Area Toll Authority	3.126%		4/1/2055	5,910,000	4,522,201
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,567,000	1,294,714
New York City Transitional Finance Authority Future Tax Secured Revenue	2.69%		5/1/2033	8,450,000	7,138,473
Regents of the University of California Medical Center	3.006%		5/15/2050	950,000	704,983
Total Municipal Bonds (cost $17,299,245)					13,660,371

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.51%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(d)	12/25/2059	189,354	184,505
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(d)	5/25/2066	2,730,342	2,434,871
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/25/2067	3,574,952	3,406,612
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.341% (1 Mo. LIBOR + .95%)	#	6/15/2035	1,141,000	1,113,968
BBCMS Mortgage Trust 2019-BWAY A†	3.347% (1 Mo. LIBOR + .96%)	#	11/15/2034	1,510,000	1,450,172
BBCMS Mortgage Trust 2019-BWAY B†	3.701% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	664,000	627,643
BHMS 2018-ATLS A†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,290,000	3,196,847

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(d)	3/25/2060	$5,930,473	$5,674,959
BX Trust 2018-GW A†	3.191% (1 Mo. LIBOR + .80%)	#	5/15/2035	5,060,000	4,945,532
BX Trust 2021-ARIA E†	4.636% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	4,120,000	3,875,878
BX Trust 2021-RISE A†	3.139% (1 Mo. LIBOR + .75%)	#	11/15/2036	4,600,000	4,427,608
CF Trust 2019-BOSS A1	5.641%		12/15/2024	1,690,000	1,537,545
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.302%	#(d)	5/10/2047	14,422,537	214,133
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(d)	4/15/2049	709,000	516,635
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.091%	#(d)	8/10/2047	2,584,376	35,764
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.869%	#(d)	8/10/2047	4,440,000	3,671,341
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.441%	#(d)	2/10/2048	3,741,365	3,072,664
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435%	#(d)	7/10/2050	620,000	589,273
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435%	#(d)	7/10/2050	3,385,000	3,171,874
Connecticut Avenue Securities Trust 2021-R01 1M2†	3.733% (1 Mo. SOFR + 1.55%)	#	10/25/2041	2,570,000	2,488,475
Connecticut Avenue Securities Trust 2022-R08 1M1†	4.758% (1 Mo. SOFR + 2.55%)	#	7/25/2042	3,882,514	3,934,799
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	522,379	514,213
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(d)	2/25/2050	709,206	672,465
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.526%	#(d)	11/15/2049	1,875,000	1,324,473
CSMC 2021-BHAR B†	3.892% (1 Mo. LIBOR + 1.50%)	#	11/15/2038	5,635,000	5,297,630
DBWF Mortgage Trust 2018-GLKS A†	3.396% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	2,000,000	1,957,230
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(d)	8/25/2066	5,311,875	4,767,667

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(d)	5/25/2065	$781,640	$757,868
Extended Stay America Trust 2021-ESH C†	4.092% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	3,488,530	3,391,259
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	4.183% (1 Mo. SOFR + 2.00%)	#	11/25/2041	2,460,000	2,322,634
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	3.683% (1 Mo. SOFR + 1.50%)	#	10/25/2041	3,080,000	2,914,786
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	3.983% (1 Mo. SOFR + 1.80%)	#	11/25/2041	3,100,000	2,918,999
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	4.283% (1 Mo. SOFR + 2.10%)	#	9/25/2041	5,085,000	4,655,474
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	6,340,000	6,163,778
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	4.108% (1 Mo. SOFR + 2.30%)	#	8/25/2042	2,780,000	2,797,424
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	4.833% (1 Mo. SOFR + 2.65%)	#	7/25/2042	4,842,114	4,857,224
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	118,776	114,823
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	1,103,178	1,038,570
Great Wolf Trust 2019-WOLF A†	3.425% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	6,000,000	5,871,754
GS Mortgage Securities Corp Trust 2022-SHIP A†	3.038% (1 Mo. Term SOFR + .73%)	#	8/15/2036	4,750,000	4,679,212
GS Mortgage Securities Corp. II 2022-ECI A†	4.358% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	5,820,000	5,832,627
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.341% (1 Mo. LIBOR + .95%)	#	7/15/2035	1,345,682	1,288,022
Hilton Orlando Trust 2018-ORL A†	3.311% (1 Mo. LIBOR + .92%)	#	12/15/2034	2,060,000	2,017,065
HONO Mortgage Trust 2021-LULU B†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	1,490,000	1,449,354

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HONO Mortgage Trust 2021-LULU C†	4.241% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	$916,000	$886,354
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410,000	2,042,417
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(d)	8/5/2034	2,231,000	1,461,325
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.373%	#(d)	7/15/2048	2,629,000	2,378,698
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.661% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	1,026,000	988,369
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.576% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	4,702,976	4,678,095
MFRA Trust 2021-NQM2 A1†	1.029%	#(d)	11/25/2064	500,655	445,730
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(d)	1/26/2060	192,635	181,725
Ready Capital Mortgage Financing LLC 2022-FL8 A†	3.858% (1 Mo. SOFR + 1.65%)	#	1/25/2037	6,410,000	6,277,368
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	558,605	535,044
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(d)	1/26/2060	134,775	129,405
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(d)	2/25/2050	43,842	43,663
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(d)	4/25/2065	1,325,448	1,286,997
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	364,616	356,027
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	1,288,082	1,239,221
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(d)	3/25/2060	797,175	785,021
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(d)	4/25/2065	1,018,360	963,631
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(d)	7/15/2048	2,139,000	1,890,442
WFRBS Commercial Mortgage Trust 2014-C23 XA IO	0.702%	#(d)	10/15/2057	19,059,232	171,697
Total Non-Agency Commercial Mortgage-Backed Securities (cost $151,435,963)					144,916,878

U.S. TREASURY OBLIGATIONS 28.22%
U.S. Treasury Bond	2.875%		5/15/2052	28,618,000	26,382,219
U.S. Treasury Bond	3.25%		5/15/2042	117,572,000	112,501,708
U.S. Treasury Bond	3.375%		11/15/2048	8,130,000	8,057,910
U.S. Treasury Inflation Indexed Bond(f)	0.125%		2/15/2052	16,005,301	12,554,548

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	2.75%		7/31/2027	$140,457,000	$136,709,651
U.S. Treasury Note	2.75%		8/15/2032	47,703,000	46,025,941
U.S. Treasury Note	3.00%		6/30/2024	38,976,000	38,641,811
U.S. Treasury Note	3.00%		7/31/2024	14,376,000	14,251,333
U.S. Treasury Note	3.25%		8/31/2024	102,493,000	102,060,608
U.S. Treasury Note	3.25%		6/30/2027	47,367,000	47,146,817
Total U.S. Treasury Obligations (cost $555,384,404)					544,332,546
Total Long-Term Investments (cost $2,334,578,829)					2,236,658,597

SHORT-TERM INVESTMENTS 8.60%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 2.62%
Federal Home Loan Banks	2.30% (SOFR + 0.01%)	#	9/16/2022	30,820,000	30,820,131
Federal Home Loan Banks	2.30% (SOFR + 0.01%)	#	10/18/2022	19,780,000	19,780,284
Total Government Sponsored Enterprises Securities (cost $50,600,000)					50,600,415

U.S. TREASURY OBLIGATIONS 2.67%
U.S. Treasury Bill	Zero Coupon		10/27/2022	38,191,000	38,040,103
U.S. Treasury Bill	Zero Coupon		2/16/2023	13,694,000	13,490,089
Total U.S. Treasury Obligations (cost $51,547,051)					51,530,192

REPURCHASE AGREEMENTS 3.31%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $7,882,600 of U.S. Treasury Note at 0.500% due 1/15/2028; $37,231,900 of U.S. Treasury Inflation Indexed Bond at 1.750% due 1/15/2028; value: $65,126,332; proceeds: $63,850,712 (cost $63,849,204)				63,849,204	63,849,204
Total Short-Term Investments (cost $165,996,255)					165,979,811
Total Investments in Securities 124.54% (cost $2,500,575,084)					2,402,638,408
Other Assets and Liabilities – Net(g) (24.54)%					(473,430,262)
Net Assets 100.00%					$1,929,208,146

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $541,678,592, which represents 28.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(c)	Interest rate to be determined.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	$4,600,000	$(395,588)	$(322,058)	$(717,646)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,050,000	(176,824)	(106,232)	(283,056)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,050,000	(164,791)	(118,265)	(283,056)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	5,700,000	(451,476)	(335,557)	(787,033)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	4,100,000	(329,382)	(236,729)	(566,111)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	2,000,000	(157,031)	(119,121)	(276,152)
					$(1,675,092)	$(1,237,962)	$(2,913,054)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,237,962.
(4)	Includes upfront payments (received) paid.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND August 31, 2022

Futures Contracts at August 31, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	December 2022	287	Short	$(39,364,276)	$(38,987,156)	$ 377,120

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	December 2022	570	Long	$118,965,242	$118,747,032	$(218,210)
U.S. 5-Year Treasury Note	December 2022	306	Long	34,061,364	33,911,016	(150,348)
U.S. Ultra Treasury Bond	December 2022	597	Long	89,436,335	89,251,500	(184,835)
Total Unrealized Depreciation on Futures Contracts						$(553,393)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$309,394,819	$–	$309,394,819
Corporate Bonds	–	582,307,151	–	582,307,151
Floating Rate Loans	–	41,737,008	–	41,737,008
Foreign Government Obligations	–	32,215,135	–	32,215,135
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,030,153	–	1,030,153
Government Sponsored Enterprises Pass-Throughs	–	567,064,536	–	567,064,536
Municipal Bonds	–	13,660,371	–	13,660,371
Non-Agency Commercial Mortgage-Backed Securities	–	144,916,878	–	144,916,878
U.S. Treasury Obligations	–	544,332,546	–	544,332,546
Short-Term Investments
Government Sponsored Enterprises Securities	–	50,600,415	–	50,600,415
U.S. Treasury Obligations	–	51,530,192	–	51,530,192
Repurchase Agreements	–	63,849,204	–	63,849,204
Total	$–	$2,402,638,408	$–	$2,402,638,408
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,913,054)	–	(2,913,054)
Futures Contracts
Assets	377,120	–	–	377,120
Liabilities	(553,393)	–	–	(553,393)
Total	$(176,273)	$(2,913,054)	$–	$(3,089,327)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 111.25%

ASSET-BACKED SECURITIES 18.59%

Auto Floor Plan 0.02%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$84,000	$83,020

Automobiles 5.22%
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	94,968	94,882
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500,000	496,100
Avid Automobile Receivables Trust 2021-1 E†	3.39%	4/17/2028	950,000	857,617
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%	6/16/2025	3,675,000	3,632,967
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	53,679	53,666
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	293,000	292,668
CPS Auto Receivables Trust 2020-B E†	7.38%	6/15/2027	1,300,000	1,330,889
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	478,325	478,566
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	32,821	32,807
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	1,300,000	1,325,103
Exeter Automobile Receivables Trust 2022-3 B	4.86%	12/15/2026	2,000,000	1,992,867
Flagship Credit Auto Trust 2019-3 E†	3.84%	12/15/2026	800,000	766,931
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	151,763	150,496
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	1,685,000	1,677,762
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	2,050,000	2,033,497
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	1,144,000	1,021,797
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	1,026,000	1,001,344
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	1,487,000	1,411,704
Prestige Auto Receivables Trust 2021-1A E†	3.47%	3/15/2029	1,620,000	1,474,614
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%	8/15/2028	1,738,000	1,738,683
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%	8/15/2028	750,000	727,205
Santander Drive Auto Receivables Trust 2022-5 C	4.74%	10/16/2028	1,730,000	1,721,866
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	500,000	477,849
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	43,252	43,186
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	500,000	486,878
Westlake Automobile Receivables Trust 2021-1A F†	3.91%	9/15/2027	1,100,000	1,015,857
Total				26,337,801

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.07%
American Express Credit Account Master Trust 2022-3 A	3.75%		8/16/2027	$1,525,000	$1,519,716
Citibank Credit Card Issuance Trust 2017-A6 A6	3.161% (1 Mo. LIBOR + .77%)	#	5/14/2029	1,750,000	1,735,186
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	1,000,000	964,848
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750,000	742,458	(a)
Perimeter Master Note Business Trust 2021-1A B†	4.17%		5/15/2024	500,000	439,686	(a)
Total					5,401,894

Other 12.28%
AMMC CLO Ltd. 2016-19A BR†	4.312% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	500,000	496,335
AMMC CLO Ltd. 2016-19A CR†	5.062% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	500,000	496,623
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	1,000,000	908,789
Apidos CLO XXVI 2017-26A A2R A2R†	4.24% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	380,000	369,886
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	966,518	895,509
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	4.891% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	1,670,000	1,550,282
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	5.341% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	130,000	119,448
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 D†	4.591% (1 Mo. LIBOR + 2.20%)	#	8/15/2034	630,000	589,436
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	5.291% (1 Mo. LIBOR + 2.90%)	#	11/15/2036	800,000	770,532
Ares XLII CLO Ltd. 2017-42A BR†	4.259% (3 Mo. LIBOR + 1.50%)	#	1/22/2028	2,000,000	1,967,982
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	825,000	745,727	(a)
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	2,435,000	2,424,883
Bain Capital Credit CLO 2018-2A A1†	3.818% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	1,000,000	986,942

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Bain Capital Credit CLO 2019-2A AR†	3.84% (3 Mo. LIBOR + 1.10%)	#	10/17/2032		$870,000	$853,470
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031		1,000,000	986,913
BDS Ltd. 2021-FL10 A†	3.447% (1 Mo. LIBOR + 1.07%)	#	6/16/2036		2,280,000	2,207,325
BlueMountain CLO Ltd. 2013-2A A1R†	3.939% (3 Mo. LIBOR + 1.18%)	#	10/22/2030		1,960,771	1,934,503
BlueMountain Fuji US CLO III Ltd. 2017 3A B†	3.887% (3 Mo. LIBOR + 1.38%)	#	1/15/2030		1,200,000	1,150,688
Carlyle Global Market Strategies CLO Ltd. 2014-3RA A1A†	3.819% (3 Mo. LIBOR + 1.05%)	#	7/27/2031		2,028,298	2,001,007
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR†	3.652% (3 Mo. LIBOR + 1.14%)	#	7/15/2031		1,778,774	1,758,167
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2031		750,000	741,612
Carlyle US CLO Ltd. 2017-2A A1R†	3.76% (3 Mo. LIBOR + 1.05%)	#	7/20/2031		1,000,000	984,953
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031		870,000	854,775
CBAM Ltd. 2017-1A D†	6.46% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		800,000	741,518
Cedar Funding V CLO Ltd. 2016-5A A1R†	3.84% (3 Mo. LIBOR + 1.10%)	#	7/17/2031		700,000	692,257
CIFC Funding V Ltd. 2014-5A A1R2†	3.94% (3 Mo. LIBOR + 1.20%)	#	10/17/2031		410,000	405,285
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051		21,035	20,962
Dryden 36 Senior Loan Fund 2014 36A BR3†	3.962% (3 Mo. LIBOR + 1.45%)	#	4/15/2029		1,590,000	1,560,695
Encina Equipment Finance LLC 2022-1A A2†	4.88%		11/15/2028		1,674,000	1,655,747
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	781,000	585,605
Generate CLO 2 Ltd. 2A AR†	3.909% (3 Mo. LIBOR + 1.15%)	#	1/22/2031		$250,000	247,679
Goldentree Loan Management U.S. CLO 3 Ltd. 2018-3A B1†	4.26% (3 Mo. LIBOR + 1.55%)	#	4/20/2030		250,000	243,459

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GoodLeap Sustainable Home Solutions Trust 2022-1GS C†	3.50%		1/20/2049	$890,037	$755,932
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4†	3.21%		2/18/2025	51,807	51,734
Grippen Park CLO Ltd. 2017-A B†	4.36% (3 Mo. LIBOR + 1.65%)	#	1/20/2030	550,000	536,246
HGI CRE CLO Ltd. 2021-FL2 B†	3.887% (1 Mo. LIBOR + 1.50%)	#	9/17/2036	980,000	943,567
Jamestown CLO VI-R Ltd. 2018-6RA A1†	3.933% (3 Mo. LIBOR + 1.15%)	#	4/25/2030	396,043	390,939
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031	630,000	601,660	(a)
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	725,000	554,875
Lendmark Funding Trust 2022-1 A†	5.12%		7/20/2032	1,500,000	1,485,477
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037	830,000	808,174
M360 LLC 2019-CRE2 AS†	4.272% (1 Mo. Term SOFR + 1.96%)	#	9/15/2034	519,000	512,512
M360 LLC 2019-CRE2 B†	4.672% (1 Mo. Term SOFR + 2.36%)	#	9/15/2034	258,000	257,033
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	428,920	421,628
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036	550,000	484,103
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	400,000	328,548	(a)
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	1,100,000	1,032,320
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	818,845	814,158
MF1 Ltd. 2022-FL8 A†	3.383% (1 Mo. SOFR + 1.35%)	#	2/19/2037	1,300,000	1,271,562
Mountain View CLO LLC 2017-1A BR†	4.49% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	250,000	247,112
Oaktree CLO Ltd. 2019-4A CR†	4.96% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	570,000	538,973
OCP CLO Ltd. 2019-17A BR†	4.31% (3 Mo. LIBOR + 1.60%)	#	7/20/2032	720,000	693,143
Octagon Investment Partners 49 Ltd. 2020-5A B†	4.062% (3 Mo. LIBOR + 1.55%)	#	1/15/2033	1,765,000	1,700,653
Octane Receivables Trust 2022-2 B†	5.85%		7/20/2028	2,084,000	2,063,325
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	98,027
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	1,700,000	1,527,809
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	280,000	238,738
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	16,767	16,133

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 6 Ltd. 2016-6A A1†	4.09% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	$1,500,000	$1,483,554
Rad CLO 7 Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	1,470,768	1,445,548
Rockford Tower CLO Ltd. 2018-1A A†	4.084% (3 Mo. LIBOR + 1.10%)	#	5/20/2031	980,022	969,227
Romark CLO Ltd. 2017-1A A2R†	4.433% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	830,000	808,057
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402,000	388,356
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,252,000	2,086,820	(a)
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	937,650	835,957
Signal Peak CLO 2 LLC 2015-1A DR2†	5.56% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	250,000	234,757
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	675,229	568,931
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	1,000,000	984,097
TRTX Issuer Ltd. 2019-FL3 C†	4.511% (1 Mo. Term SOFR + 2.21%)	#	10/15/2034	411,000	408,647
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	500,000	468,550
VERDE CLO Ltd. 2019-1A AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	1,040,000	1,021,800
Total					62,027,676

Student Loan 0.00%
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.053% (3 Mo. LIBOR + .27%)	#	4/25/2038	20,647	18,936
Total Asset-Backed Securities (cost $96,821,349)					93,869,327

CORPORATE BONDS 44.58%

Advertising 0.06%
National CineMedia LLC†	5.875%		4/15/2028	431,000	301,840

Aerospace/Defense 0.05%
TransDigm, Inc.	6.375%		6/15/2026	239,000	229,726

Agriculture 0.64%
Cargill, Inc.†	4.00%		6/22/2032	1,950,000	1,889,789
MHP Lux SA (Luxembourg)†(c)	6.25%		9/19/2029	400,000	178,000
MHP Lux SA (Luxembourg)†(c)	6.95%		4/3/2026	200,000	92,000
Viterra Finance BV (Netherlands)†(c)	3.20%		4/21/2031	708,000	556,382
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	513,000	492,994
Total					3,209,165

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.53%
American Airlines Group, Inc.†(d)	3.75%		3/1/2025	$297,000	$250,213
American Airlines, Inc.†	11.75%		7/15/2025	340,000	376,139
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%		11/15/2032	697,815	653,424
Delta Air Lines, Inc.†	7.00%		5/1/2025	517,000	535,606
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	251,000	239,926
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	249,000	227,623
United Airlines, Inc.†	4.375%		4/15/2026	431,000	393,542
Total					2,676,473

Apparel 0.05%
Levi Strauss & Co.†	3.50%		3/1/2031	293,000	246,554

Auto Manufacturers 0.25%
Ford Motor Co.	3.25%		2/12/2032	1,595,000	1,248,087

Banks 10.96%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	1,000,000	778,250
AIB Group plc (Ireland)†(c)	4.75%		10/12/2023	1,050,000	1,041,717
Bank of America Corp.	1.486% (SOFR + 1.46%)	#	5/19/2024	2,546,000	2,493,693
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	609,000	518,181
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	1,685,000	1,398,159
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	612,000	609,804
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	497,000	479,775
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	1,956,000	1,843,188
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	1,514,000	1,434,219
Bank of New York Mellon Corp. (The)	4.596% (SOFR + 1.76%)	#	7/26/2030	851,000	851,587
BankUnited, Inc.	5.125%		6/11/2030	962,000	939,867
BNP Paribas SA (France)†(c)	4.375% (USD 5 Yr. Swap rate + 1.48%)	#	3/1/2033	993,000	903,751
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	1,040,000	996,343

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	$4,539,000	$4,249,434
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	394,000	391,575
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	1,345,000	1,312,221
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	800,000	748,650
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	1,360,000	1,370,831
Discover Bank	4.682% (USD 5 Yr. Swap rate + 1.73%)	#	8/9/2028	1,475,000	1,427,597
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	1,549,000	1,536,505
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	2,316,000	1,876,338
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%)	#	4/22/2032	1,104,000	912,957
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	2,877,000	2,814,171
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	4,355,000	3,701,984
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	696,000	601,322
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	980,000	785,730
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	284,000	272,945
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	579,000	466,777
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	1,170,000	901,421
Morgan Stanley	4.00%		7/23/2025	959,000	953,538
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	2,546,000	2,482,141
National Australia Bank Ltd. (Australia)†(c)	3.933% (5 Yr. Treasury CMT + 1.88%)	#	8/2/2034	1,425,000	1,273,833
Santander UK Group Holdings plc (United Kingdom)(c)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	1,212,000	1,205,528
Toronto-Dominion Bank (The) (Canada)(c)	4.456%		6/8/2032	2,713,000	2,662,282
UBS AG (Switzerland)(c)	5.125%		5/15/2024	3,045,000	3,055,505
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	1,849,000	1,824,531
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	2,457,000	2,146,987

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	$215,000	$190,780
Westpac Banking Corp. (Australia)(c)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030	399,000	374,818
Westpac Banking Corp. (Australia)(c)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	550,000	495,153
Westpac Banking Corp. (Australia)(c)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	1,088,000	1,036,140
Total					55,360,228

Biotechnology 0.09%
Baxalta, Inc.	4.00%		6/23/2025	436,000	433,696

Building Materials 0.08%
Standard Industries, Inc.†	4.375%		7/15/2030	492,000	391,253

Chemicals 0.54%
Ashland LLC	6.875%		5/15/2043	60,000	61,868
ASP Unifrax Holdings, Inc.†	7.50%		9/30/2029	408,000	298,994
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/31/2030	380,000	337,689
CF Industries, Inc.	5.375%		3/15/2044	676,000	631,729
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	487,000	445,288
OCP SA (Malaysia)†(c)	3.75%		6/23/2031	590,000	487,404
Valvoline, Inc.†	4.25%		2/15/2030	472,000	460,766
Total					2,723,738

Coal 0.07%
SunCoke Energy, Inc.†	4.875%		6/30/2029	425,000	353,249

Commercial Services 0.51%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%		3/1/2029	334,000	291,624
Global Payments, Inc.	4.00%		6/1/2023	1,635,000	1,635,210
Hertz Corp. (The)†	5.00%		12/1/2029	411,000	331,336
ZipRecruiter, Inc.†	5.00%		1/15/2030	404,000	335,774
Total					2,593,944

Computers 0.49%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	503,000	448,248
Condor Merger Sub, Inc.†	7.375%		2/15/2030	422,000	352,855
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	1,373,000	963,297
Dell International LLC/EMC Corp.	8.35%		7/15/2046	577,000	699,561
Total					2,463,961

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Cosmetics/Personal Care 0.45%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	$2,540,000	$2,266,900

Diversified Financial Services 3.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	1,050,000	1,045,518
Aircastle Ltd.†	2.85%		1/26/2028	919,000	752,240
Ally Financial, Inc.	8.00%		11/1/2031	1,282,000	1,428,222
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	1,655,000	1,597,875
Aviation Capital Group LLC†	1.95%		1/30/2026	315,000	272,001
Aviation Capital Group LLC†	5.50%		12/15/2024	1,177,000	1,153,109
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	660,000	569,312
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	500,000	477,695
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	729,000	672,437
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	418,000	410,085
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	529,000	524,500
Coinbase Global, Inc.†	3.375%		10/1/2028	409,000	264,998
CPPIB Capital, Inc. (Canada)†(c)	3.285% (SOFR Index + 1.25%)	#	4/4/2025	2,540,000	2,597,961
Intercontinental Exchange, Inc.	4.00%		9/15/2027	4,533,000	4,471,165
Navient Corp.	6.75%		6/25/2025	879,000	849,479
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	18,000	17,600
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	303,000	268,091
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%		2/15/2024	382,000	377,425
Total					17,749,713

Electric 3.42%
AEP Transmission Co. LLC	4.50%		6/15/2052	1,230,000	1,175,008
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	467,736	337,481
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%		8/1/2028	772,000	740,781
Calpine Corp.†	5.125%		3/15/2028	875,000	778,602
Constellation Energy Generation LLC	6.25%		10/1/2039	876,000	924,653
Duke Energy Corp.	4.50%		8/15/2032	903,000	871,551
Entergy Corp.	0.90%		9/15/2025	1,675,000	1,504,904
FirstEnergy Corp.	2.65%		3/1/2030	426,000	364,102
FirstEnergy Corp.	4.40%		7/15/2027	556,000	527,538
IPALCO Enterprises, Inc.	4.25%		5/1/2030	779,000	719,892

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	$900,000	$825,450
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	669,000	669,605
NextEra Energy Capital Holdings, Inc.	5.00%	7/15/2032	3,088,000	3,147,300
NRG Energy, Inc.†	4.45%	6/15/2029	1,100,000	997,431
Oglethorpe Power Corp.	5.95%	11/1/2039	340,000	350,128
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%	6/30/2030	886,000	749,910
Pike Corp.†	5.50%	9/1/2028	619,000	512,648
Southern Co. (The)	4.475%	8/1/2024	2,069,000	2,076,218
Total				17,273,202

Electronics 0.07%
Atkore, Inc.†	4.25%	6/1/2031	390,000	328,113

Energy-Alternate Sources 0.08%
TerraForm Power Operating LLC†	4.75%	1/15/2030	469,000	415,902

Engineering & Construction 0.25%
Cellnex Finance Co. S.A. (Spain)†(c)	3.875%	7/7/2041	500,000	347,488
Fluor Corp.	4.25%	9/15/2028	1,015,000	920,615
Total				1,268,103

Entertainment 0.42%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	383,000	340,517
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	404,000	354,599
Magallanes, Inc.†	3.428%	3/15/2024	580,000	567,275
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	590,000	519,864
Penn Entertainment, Inc.†	4.125%	7/1/2029	439,000	355,184
Total				2,137,439

Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	598,000	492,979

Food 0.37%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	764,000	628,810
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030	431,000	389,271
Post Holdings, Inc.†	4.625%	4/15/2030	600,000	521,814
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	375,000	341,827
Total				1,881,722

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Forest Products & Paper 0.09%
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	$546,000	$477,491

Gas 1.36%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	2,249,000	2,243,349
East Ohio Gas Co. (The)†	1.30%	6/15/2025	1,128,000	1,031,693
National Fuel Gas Co.	3.95%	9/15/2027	1,204,000	1,118,508
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,322,379
ONE Gas, Inc.	1.10%	3/11/2024	525,000	505,370
Southwest Gas Corp.	4.05%	3/15/2032	722,000	652,746
Total				6,874,045

Health Care-Products 0.14%
Avantor Funding, Inc.†	3.875%	11/1/2029	425,000	368,289
Medline Borrower LP†	3.875%	4/1/2029	419,000	355,626
Total				723,915

Health Care-Services 1.79%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	253,000	234,632
Centene Corp.	2.45%	7/15/2028	568,000	479,858
Centene Corp.	4.25%	12/15/2027	803,000	763,717
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	331,000	244,841
Elevance Health, Inc.	2.25%	5/15/2030	2,750,000	2,346,209
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	413,000	364,753
Molina Healthcare, Inc.†	3.875%	11/15/2030	537,000	465,657
Radiology Partners, Inc.†	9.25%	2/1/2028	332,000	247,923
Tenet Healthcare Corp.†	6.25%	2/1/2027	223,000	215,306
UnitedHealth Group, Inc.	4.00%	5/15/2029	3,741,000	3,686,255
Total				9,049,151

Home Builders 0.28%
Century Communities, Inc.†	3.875%	8/15/2029	440,000	354,240
PulteGroup, Inc.	6.375%	5/15/2033	597,000	608,034
Toll Brothers Finance Corp.	3.80%	11/1/2029	530,000	449,839
Total				1,412,113

Insurance 0.73%
Assurant, Inc.	2.65%	1/15/2032	515,000	402,255
Assurant, Inc.	3.70%	2/22/2030	312,000	276,939
F&G Global Funding†	5.15%	7/7/2025	1,250,000	1,240,736
First American Financial Corp.	2.40%	8/15/2031	529,000	407,650
GA Global Funding Trust†	3.85%	4/11/2025	1,077,000	1,043,217
Protective Life Corp.	8.45%	10/15/2039	275,000	338,249
Total				3,709,046

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.56%
Alibaba Group Holding Ltd. (China)(c)	3.40%	12/6/2027	$790,000	$746,513
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	439,000	372,281
Netflix, Inc.	5.875%	11/15/2028	270,000	273,702
Netflix, Inc.	6.375%	5/15/2029	559,000	579,454
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	1,000,000	866,185
Total				2,838,135

Iron-Steel 0.10%
Commercial Metals Co.	4.125%	1/15/2030	424,000	371,470
United States Steel Corp.	6.875%	3/1/2029	141,000	138,002
Total				509,472

Leisure Time 0.07%
Life Time, Inc.†	5.75%	1/15/2026	401,000	361,894

Lodging 0.14%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	333,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	390,000	352,439
Total				685,539

Machinery-Diversified 0.31%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	1,279,000	1,212,252
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	382,000	348,118
Total				1,560,370

Media 1.49%
AMC Networks, Inc.	4.25%	2/15/2029	596,000	487,290
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	888,000	764,293
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	2,925,000	2,405,481
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	787,000	752,581
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,700,000	1,487,397
Gray Escrow II, Inc.†	5.375%	11/15/2031	724,000	612,787
Time Warner Cable LLC	7.30%	7/1/2038	981,000	1,009,370
Total				7,519,199

Mining 1.37%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%	3/31/2029	381,000	336,473
Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%	5/15/2028	627,000	610,347
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	1,550,000	1,465,557
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%	4/1/2031	438,000	357,824

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining (continued)
Freeport Indonesia PT (Indonesia)†(c)	5.315%		4/14/2032	$775,000	$720,563
Glencore Funding LLC†	2.85%		4/27/2031	1,105,000	913,310
Glencore Funding LLC†	4.875%		3/12/2029	2,071,000	1,998,570
Hecla Mining Co.	7.25%		2/15/2028	164,000	156,703
Novelis Corp.†	3.875%		8/15/2031	414,000	334,881
Total					6,894,228

Miscellaneous Manufacturing 0.32%
Amsted Industries, Inc.†	4.625%		5/15/2030	312,000	277,331
Eaton Corp.	4.70%		8/23/2052	1,032,000	1,006,638
Hillenbrand, Inc.	3.75%		3/1/2031	408,000	346,034
Total					1,630,003

Multi-National 0.52%
Asian Development Bank (Philippines)(c)	3.047% (SOFR Index + 1.00%)	#	4/6/2027	1,530,000	1,569,953
Inter-American Investment Corp.	2.625%		4/22/2025	1,080,000	1,050,602
Total					2,620,555

Oil & Gas 3.07%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026	378,000	378,492
California Resources Corp.†	7.125%		2/1/2026	296,000	291,425
Callon Petroleum Co.†	8.00%		8/1/2028	567,000	544,907
Civitas Resources, Inc.†	5.00%		10/15/2026	400,000	372,987
Colgate Energy Partners III LLC†	7.75%		2/15/2026	385,000	385,221
Comstock Resources, Inc.†	6.75%		3/1/2029	474,000	453,263
Continental Resources, Inc.†	5.75%		1/15/2031	2,744,000	2,629,845
Diamondback Energy, Inc.	3.50%		12/1/2029	2,039,000	1,852,527
EQT Corp.	7.00%		2/1/2030	1,889,000	2,023,912
Gulfport Energy Operating Corp.†	8.00%		5/17/2026	703,517	709,202
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	593,000	540,649
Laredo Petroleum, Inc.	9.50%		1/15/2025	765,000	768,664
MEG Energy Corp. (Canada)†(c)	5.875%		2/1/2029	585,000	544,866
Occidental Petroleum Corp.	6.125%		1/1/2031	168,000	174,836
Occidental Petroleum Corp.	6.625%		9/1/2030	926,000	990,542
Ovintiv, Inc.	6.50%		2/1/2038	600,000	615,778
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	633,000	495,006
Precision Drilling Corp. (Canada)†(c)	6.875%		1/15/2029	370,000	340,441
Range Resources Corp.	8.25%		1/15/2029	595,000	625,312
SM Energy Co.	6.75%		9/15/2026	428,000	421,507
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030	450,000	340,875
Total					15,500,257

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.14%
NOV, Inc.	3.60%		12/1/2029	$416,000	$368,177
Weatherford International Ltd.†	8.625%		4/30/2030	400,000	362,261
Total					730,438

Packaging & Containers 0.17%
Ball Corp.	2.875%		8/15/2030	424,000	344,496
Silgan Holdings, Inc.	4.125%		2/1/2028	575,000	527,137
Total					871,633

Pharmaceuticals 1.75%
180 Medical, Inc.†	3.875%		10/15/2029	866,000	755,247
AbbVie, Inc.	3.20%		11/21/2029	3,300,000	3,016,611
Bayer Corp.†	6.65%		2/15/2028	203,000	214,254
Bayer US Finance II LLC†	4.25%		12/15/2025	1,694,000	1,667,105
CVS Health Corp.	3.25%		8/15/2029	1,813,000	1,658,272
Option Care Health, Inc.†	4.375%		10/31/2029	430,000	378,824
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	836,000	751,225
Owens & Minor, Inc.†	6.625%		4/1/2030	441,000	408,004
Total					8,849,542

Pipelines 1.28%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	361,000	295,950
Cheniere Energy Partners LP	3.25%		1/31/2032	437,000	350,369
CNX Midstream Partners LP†	4.75%		4/15/2030	396,000	334,889
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%		8/31/2036	1,435,000	1,259,650
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	1,502,000	1,235,875
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,129,000	1,128,173
NGPL PipeCo LLC†	3.25%		7/15/2031	600,000	501,994
NGPL PipeCo LLC†	4.875%		8/15/2027	600,000	582,071
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	412,000	419,823
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	386,000	335,562
Total					6,444,356

Real Estate 0.19%
American Tower Corp.	2.95%		1/15/2025	412,000	397,076
Country Garden Holdings Co. Ltd. (China)(c)	3.875%		10/22/2030	464,000	203,000
Kennedy-Wilson, Inc.	4.75%		2/1/2030	446,000	360,230
Total					960,306

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 1.14%
Crown Castle, Inc.	3.30%	7/1/2030	$2,227,000	$1,977,173
EPR Properties	3.75%	8/15/2029	748,000	630,188
EPR Properties	4.95%	4/15/2028	1,023,000	940,092
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	937,000	713,057
Invitation Homes Operating Partnership LP	2.30%	11/15/2028	399,000	333,418
Physicians Realty LP	2.625%	11/1/2031	440,000	352,944
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	831,000	833,397
Total				5,780,269

Retail 0.61%
7-eleven, Inc.†	0.80%	2/10/2024	1,620,000	1,541,475
LBM Acquisition LLC†	6.25%	1/15/2029	399,000	298,751
Murphy Oil USA, Inc.	4.75%	9/15/2029	650,000	595,761
Park River Holdings, Inc.†	5.625%	2/1/2029	416,000	302,251
Party City Holdings, Inc.†	8.75%	2/15/2026	506,000	332,240
Total				3,070,478

Semiconductors 1.10%
Advanced Micro Devices, Inc.	3.924%	6/1/2032	1,594,000	1,542,453
Advanced Micro Devices, Inc.	4.393%	6/1/2052	736,000	697,489
Broadcom, Inc.†	4.15%	4/15/2032	2,697,000	2,413,323
Entegris, Inc.†	3.625%	5/1/2029	353,000	297,863
Microchip Technology, Inc.	4.333%	6/1/2023	598,000	598,998
Total				5,550,126

Software 2.05%
Elastic NV†	4.125%	7/15/2029	777,000	658,818
MSCI, Inc.†	3.625%	11/1/2031	697,000	581,780
Oracle Corp.	2.875%	3/25/2031	4,825,000	4,004,290
ServiceNow, Inc.	1.40%	9/1/2030	2,000,000	1,570,473
Take-Two Interactive Software, Inc.	4.00%	4/14/2032	2,000,000	1,846,177
Twilio, Inc.	3.875%	3/15/2031	260,000	210,231
Workday, Inc.	3.80%	4/1/2032	1,640,000	1,501,889
Total				10,373,658

Telecommunications 0.67%
Frontier Communications Holdings LLC†	5.00%	5/1/2028	398,000	349,337
Sprint Capital Corp.	6.875%	11/15/2028	699,000	739,004
Sprint Capital Corp.	8.75%	3/15/2032	380,000	459,230
T-Mobile USA, Inc.	3.875%	4/15/2030	1,968,000	1,820,377
Total				3,367,948

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.07%
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029	$409,000	$337,425

Trucking & Leasing 0.07%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	415,000	353,788
Total Corporate Bonds (cost $244,792,744)					225,101,367

FLOATING RATE LOANS(e) 2.13%

Advertising 0.27%
Lamar Media Corporation 2020 Term Loan B	3.868% (1 Mo. LIBOR + 1.50%)		2/5/2027	1,397,283	1,369,337

Aerospace 0.39%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(c)	7.46% (3 Mo. LIBOR + 4.75%)		4/20/2028	689,248	680,346
Amentum Government Services Holdings LLC Term Loan B	6.524% (1 Mo. LIBOR + 4.00%)		1/29/2027	511,954	499,284
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		12/6/2028	800,000	791,668
Total					1,971,298

Financial 0.37%
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(f)	8/9/2026	825,700	807,122
Hudson River Trading LLC 2021 Term Loan	–	(f)	3/20/2028	296,221	275,486
Jane Street Group, LLC 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)		1/26/2028	796,970	782,361
Total					1,864,969

Food/Tobacco 0.11%
Aramark Services, Inc. 2018 Term Loan B3	4.274% (1 Mo. LIBOR + 1.75%)		3/11/2025	550,000	543,697

Gaming/Leisure 0.10%
Scientific Games International, Inc. 2022 USD Term Loan	5.407% (1 Mo. SOFR + 3.00%)		4/14/2029	535,647	527,947

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare 0.39%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(c)	6.024% (1 Mo. LIBOR + 3.50%)		5/5/2028	$823,867	$809,667
Option Care Health, Inc. 2021 Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		10/27/2028	574,838	570,348
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 3.75%)		11/30/2027	598,196	584,363
Total					1,964,378

Housing 0.12%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	5.149% (1 Mo. LIBOR + 2.63%)		2/1/2027	611,862	591,022

Manufacturing 0.16%
Playtika Holding Corp 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)		3/13/2028	834,799	818,629

Service 0.22%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(g)	–	(f)	7/6/2029	152,409	150,409
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(f)	7/6/2029	330,222	325,888
Trans Union, LLC 2021 Term Loan B6	4.774% (1 Mo. LIBOR + 2.25%)		12/1/2028	637,400	626,701
Total					1,102,998
Total Floating Rate Loans (cost $10,825,960)					10,754,275

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.90%

Angola 0.07%
Angolan Government International Bonds†	8.75%		4/14/2032	400,000	328,976

Canada 0.50%
Province of Ontario Canada	3.10%		5/19/2027	2,609,000	2,540,197

Egypt 0.07%
Egypt Government International Bond†	5.80%		9/30/2027	470,000	368,785

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Japan 0.19%
Japan International Cooperation Agency	3.25%		5/25/2027	$990,000	$965,837

Mexico 0.24%
Mexico Government International Bond	4.40%		2/12/2052	1,550,000	1,190,915

Nigeria 0.06%
Republic of Nigeria†	7.143%		2/23/2030	370,000	273,856

Norway 0.30%
Kommunalbanken AS†	2.833% (SOFR + 1.00%)	#	6/17/2026	1,480,000	1,512,414
Sri Lanka 0.02%
Sri Lanka Government International Bond†(h)	5.875%		7/25/2022	290,000	106,411

Sweden 0.45%
Kommuninvest I Sverige AB†	2.875%		7/3/2024	843,000	831,396
Kommuninvest I Sverige AB†	3.25%		1/16/2024	1,462,000	1,453,928
Total					2,285,324
Total Foreign Government Obligations (cost $10,160,212)					9,572,715

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2017-76 AS (Cost $6,255)	2.65%		11/16/2050	6,303	5,830

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.15%
Fannie Mae or Freddie Mac(i)	3.00%		TBA	2,843,000	2,632,662
Fannie Mae or Freddie Mac(i)	3.50%		TBA	9,541,000	9,090,786
Fannie Mae or Freddie Mac(i)	4.00%		TBA	9,149,000	9,013,676
Fannie Mae or Freddie Mac(i)	4.50%		TBA	13,811,000	13,760,318
Fannie Mae or Freddie Mac(i)	5.00%		TBA	8,728,000	8,802,395
Fannie Mae or Freddie Mac(i)	5.50%		TBA	7,646,000	7,813,880
Fannie Mae Pool	2.50%		1/1/2051 - 12/1/2051	6,346,681	5,720,585
Fannie Mae Pool	3.00%		12/1/2048	1,141,244	1,073,824
Fannie Mae Pool	3.50%		7/1/2045 - 4/1/2052	3,514,597	3,389,796
Fannie Mae Pool	4.00%		5/1/2052 - 6/1/2052	3,541,202	3,503,138
Fannie Mae Pool	5.00%		7/1/2052 - 8/1/2052	3,656,981	3,757,045
Freddie Mac Pool	2.50%		11/1/2050	1,314,583	1,182,175

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Freddie Mac Pool	3.50%		2/1/2046	$961,491	$942,694
Freddie Mac Pool	4.50%		8/1/2052	2,297,950	2,327,610
Freddie Mac Pool	5.00%		7/1/2052 - 8/1/2052	5,051,058	5,186,336
Ginnie Mae(i)	3.50%		TBA	2,000,000	1,927,031
Ginnie Mae(i)	4.00%		TBA	3,900,000	3,841,273
Ginnie Mae(i)	4.50%		TBA	12,506,000	12,508,823
Ginnie Mae(i)	5.00%		TBA	10,177,000	10,314,549
Total Government Sponsored Enterprises Pass-Throughs (cost $107,854,445)					106,788,596

MUNICIPAL BONDS 0.18%

Government
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	221,000	182,599
State of Illinois	5.10%		6/1/2033	710,000	707,432
Total Municipal Bonds (cost $985,237)					890,031

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.76%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	28,027	27,309
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.341% (1 Mo. LIBOR + .95%)	#	6/15/2035	450,000	439,339
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	3.991% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	100,000	97,976
BBCMS Mortgage Trust 2018-TALL E†	4.828% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	64,000	54,027
BBCMS Mortgage Trust 2019-BWAY A†	3.347% (1 Mo. LIBOR + .96%)	#	11/15/2034	311,000	298,678
BBCMS Mortgage Trust 2019-BWAY B†	3.701% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	87,000	82,236
BBCMS Mortgage Trust 2019-BWAY C†	4.001% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	350,000	324,228
BFLD 2019-DPLO E†	4.631% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	650,000	620,431
BFLD 2019-DPLO F†	4.931% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	1,070,000	1,003,115
BHMS 2018-ATLS A†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	550,000	534,427
BHMS 2018-ATLS C†	4.291% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	2,000,000	1,919,223
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(j)	3/25/2060	1,481,130	1,417,316

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-XL C†	3.641% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	$127,500	$125,088
BX Commercial Mortgage Trust 2019-XL D†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	144,500	141,426
BX Commercial Mortgage Trust 2019-XL E†	4.191% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	85,000	82,789
BX Commercial Mortgage Trust 2021-VOLT A†	3.091% (1 Mo. LIBOR + .70%)	#	9/15/2036	690,000	667,543
BX Trust 2018-GW A†	3.191% (1 Mo. LIBOR + .80%)	#	5/15/2035	55,000	53,756
BX Trust 2021-ARIA E†	4.636% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	2,000,000	1,881,494
BX Trust 2021-ARIA F†	4.985% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	1,000,000	921,399
BX Trust 2021-RISE A†	3.139% (1 Mo. LIBOR + .75%)	#	11/15/2036	1,300,000	1,251,281
CF Trust 2019-BOSS A1	5.641%		12/15/2024	222,000	201,973
CIM Retail Portfolio Trust 2021-RETL E†	6.142% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	862,500	810,575
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	97,572	93,512
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485,000	283,899
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(j)	4/15/2049	25,000	18,217
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100,000	95,619
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.869%	#(j)	8/10/2047	835,000	690,444
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(j)	12/10/2047	50,000	48,404
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.441%	#(j)	2/10/2048	707,000	580,637
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(j)	7/10/2050	53,000	51,501
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435%	#(j)	7/10/2050	50,000	47,522
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435%	#(j)	7/10/2050	10,000	9,370
Connecticut Avenue Securities Trust 2021-R01 1B1†	5.283% (1 Mo. SOFR + 3.10%)	#	10/25/2041	400,000	375,083

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust 2022-R02 2B1†	6.683% (1 Mo. SOFR + 4.50%)	#	1/25/2042	$500,000	$475,548
Connecticut Avenue Securities Trust 2022-R08 1M1†	4.758% (1 Mo. SOFR + 2.55%)	#	7/25/2042	963,257	976,228
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	73,244	72,099
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	89,789	85,137
CS Master Trust 2021-AHP A†	6.319% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	400,000	377,457	(a)
CS Master Trust 2021-BLUF A†	6.547% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	200,000	198,975	(a)
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.526%	#(j)	11/15/2049	1,250,000	882,982
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214,129	190,521
CSMC 2021-BHAR C†	4.392% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	1,020,000	931,535
DBWF Mortgage Trust 2018-GLKS A†	3.396% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	500,000	489,308
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(j)	8/25/2066	649,680	583,120
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(j)	10/25/2065	53,605	50,847
Extended Stay America Trust 2021-ESH C†	4.092% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	487,003	473,424
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	5.483% (1 Mo. SOFR + 3.30%)	#	11/25/2041	400,000	378,976
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	5.583% (1 Mo. SOFR + 3.40%)	#	10/25/2041	790,000	749,830
Freddie Mac STACR REMIC Trust 2021-DNA7 B1†	5.833% (1 Mo. SOFR + 3.65%)	#	11/25/2041	680,000	646,789
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	4.283% (1 Mo. SOFR + 2.10%)	#	9/25/2041	1,520,000	1,391,607
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	1,520,000	1,477,751

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2022-DNA1 M2†	4.683% (1 Mo. SOFR + 2.5%)	#	1/25/2042	$550,000	$503,331
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	4.108% (1 Mo. SOFR + 2.30%)	#	8/25/2042	1,450,000	1,459,088
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	4.833% (1 Mo. SOFR + 2.65%)	#	7/25/2042	1,455,545	1,460,087
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	18,720	18,097
Great Wolf Trust 2019-WOLF A†	3.425% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	512,000	501,056
GS Mortgage Securities Corp Trust 2022-SHIP A†	3.038% (1 Mo. Term SOFR + .73%)	#	8/15/2036	1,250,000	1,231,372
GS Mortgage Securities Corp. II 2021-ARDN B†	4.041% (1 Mo. LIBOR + 1.65%)	#	11/15/2036	870,000	835,618
GS Mortgage Securities Corp. II 2022-ECI A†	4.358% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	1,500,000	1,503,254
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.341% (1 Mo. LIBOR + .95%)	#	7/15/2035	99,828	95,551
GS Mortgage Securities Corp. Trust 2019-70P B†	3.711% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	812,724	785,484
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(j)	10/15/2036	86,776,000	1,623
GS Mortgage Securities Corp. Trust 2019-SMP B†	3.891% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	525,000	515,143
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(j)	8/15/2032	36,803,000	784
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	82,416	81,830
GS Mortgage Securities Trust 2014-GC26 C	4.672%	#(j)	11/10/2047	50,000	45,337
HONO Mortgage Trust 2021-LULU B†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	250,000	243,180
HONO Mortgage Trust 2021-LULU C†	4.241% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	150,000	145,145
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	4.641% (1 Mo. LIBOR + 2.25%)	#	12/15/2036	1,000,000	861,334

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	4.141%		9/15/2029	$237,656	$237,853	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	5.041%		9/15/2029	325,000	325,456	(a)
JPMorgan Chase Commercial Mortgage Securities Trust A	7.741%		9/15/2029	325,000	324,956	(a)
JPMorgan Chase Commercial Mortgage Securities Trust A1X	5.741%		9/15/2029	325,000	325,426	(a)
JPMorgan Chase Commercial Mortgage Securities Trust A1X	6.741%		9/15/2029	325,000	325,394	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(j)	6/10/2027	100,000	7,094
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.373%	#(j)	7/15/2048	10,000	9,048
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.661% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	10,000	9,633
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.991% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,000	9,500
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.576% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	9,679	9,628
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.876% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	26,000	25,803
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10,000	9,839
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10,000	9,829
KIND Trust 2021-KIND D†	4.691% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	469,069	442,580
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(j)	11/15/2032	50,000	49,728
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(j)	11/15/2032	50,000	49,666
PFP Ltd. 2019-6 C†	4.487% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	332,000	331,707
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	164,588	147,830
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100,000	81,367	(a)

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC 2022-FL8 A†	3.858% (1 Mo. SOFR + 1.65%)	#	1/25/2037	$1,350,000	$1,322,066
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	387,730	371,377
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	1/26/2060	23,080	22,161
SG Commercial Mortgage Securities Trust 2019-787E X IO†	0.456%	#(j)	2/15/2041	1,217,000	24,005
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	6,659	6,632
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	51,775	50,555
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	268,230	254,114
Verus Securitization Trust 2021-8 A1†	1.824%	#(j)	11/25/2066	1,310,519	1,169,733
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(j)	4/25/2065	142,892	135,212
VMC Finance LLC 2019-FL3 A†	3.48% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	391,540	387,380
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.433%	#(j)	7/15/2046	494,000	465,772
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(j)	7/15/2048	1,270,000	1,122,422
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(j)	11/15/2050	146,000	136,610
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(j)	3/15/2048	25,000	24,724
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.455%	#(j)	3/15/2048	50,000	49,388
Total Non-Agency Commercial Mortgage-Backed Securities (cost $46,388,711)					44,243,773

U.S. TREASURY OBLIGATIONS 13.96%
U.S. Treasury Bond	2.875%		5/15/2052	10,036,000	9,251,938
U.S. Treasury Bond	3.25%		5/15/2042	26,595,000	25,448,091
U.S. Treasury Inflation Indexed Bond(k)	0.125%		2/15/2052	4,684,660	3,674,644
U.S. Treasury Note	2.75%		7/31/2027	10,628,000	10,344,448
U.S. Treasury Note	2.75%		8/15/2032	5,323,000	5,135,863
U.S. Treasury Note	3.00%		6/30/2024	5,034,000	4,990,838
U.S. Treasury Note	3.25%		6/30/2027	11,677,000	11,622,720
Total U.S. Treasury Obligations (cost $72,229,936)					70,468,542
Total Long-Term Investments (cost $590,064,849)					561,694,456

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.62%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.62%
Federal Home Loan Banks (cost $8,185,000)	2.30% (SOFR + 0.01%)	#	9/16/2022	$8,185,000	$8,185,035
Total Investments in Securities 112.87% (cost $598,249,849)					569,879,491
Less Unfunded Loan Commitments (0.03%) (cost $152,010)					(150,409)
Net Investments in Securities 112.84% (cost $598,097,839)					569,729,082
Other Assets and Liabilities – Net(l) (12.84)%					(64,822,880)
Net Assets 100.00%					$504,906,202

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $208,850,456, which represents 41.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2022.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded.
(h)	Defaulted (non-income producing security).
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.38(4)(5)	Goldman Sachs	5.00%	6/20/2027	$10,023,750	$79,716	$(122,820)	$(202,536)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $202,536.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	$300,000	$(23,349)	$(26,194)	$(49,543)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	750,000	(61,113)	(62,744)	(123,857)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	875,000	(67,217)	(77,284)	(144,501)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	625,000	(48,380)	(54,835)	(103,215)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	750,000	(60,854)	(63,004)	(123,858)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	650,000	(55,279)	(46,128)	(101,407)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	750,000	(28,364)	(75,193)	(103,557)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	350,000	(16,708)	(31,619)	(48,327)
					$(361,264)	$(437,001)	$(798,265)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $437,001.
(4)	Includes upfront payments (received) paid.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	9/12/2022	75,000	$74,864	$75,421	$557
Canadian dollar	Sell	Morgan Stanley	10/20/2022	778,000	604,223	592,196	12,027
Euro	Sell	State Street Bank and Trust	9/12/2022	325,000	329,226	326,822	2,404
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$14,988

Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2022	204	Long	$42,494,017	$42,498,938	$4,921

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	December 2022	49	Short	$(6,134,094)	$(6,134,188)	$(94)
U.S. 5-Year Treasury Note	December 2022	115	Long	12,800,840	12,744,336	(56,504)
U.S. Ultra Treasury Bond	December 2022	136	Long	20,374,106	20,332,000	(42,106)
Total Unrealized Depreciation on Futures Contracts						$(98,704)

Reverse Repurchase Agreement Payable as of August 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$5,250	$6,000 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $5,055 fair value	(10.00%)	07/22/2022	On Demand	$5,221

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $29.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$4,219,750	$1,182,144	$5,401,894
Other	–	58,264,921	3,762,755	62,027,676
Remaining Industries	–	26,439,757	–	26,439,757
Corporate Bonds	–	225,101,367	–	225,101,367
Floating Rate Loans	–	10,754,275	–	10,754,275
Less Unfunded Commitments	–	(150,409)	–	(150,409)
Foreign Government Obligations	–	9,572,715	–	9,572,715
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,830	–	5,830
Government Sponsored Enterprises Pass-Throughs	–	106,788,596	–	106,788,596
Municipal Bonds	–	890,031	–	890,031
Non-Agency Commercial Mortgage-Backed Securities	–	42,046,889	2,196,884	44,243,773
U.S. Treasury Obligations	–	70,468,542	–	70,468,542
Short-Term Investments
Government Sponsored Enterprises Securities	–	8,185,035	–	8,185,035
Total	$–	$562,587,299	$7,141,783	$569,729,082
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(202,536)	–	(202,536)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(798,265)	–	(798,265)
Forward Foreign Currency Exchange Contracts
Assets	–	14,988	–	14,988
Liabilities	–	–	–	–
Futures Contracts
Assets	4,921	–	–	4,921
Liabilities	(98,704)	–	–	(98,704)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(5,221)	–	(5,221)
Total	$(93,783)	$(991,034)	$–	$(1,084,817)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND August 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2021	$2,981,414	$98,806	$2,312,450
Accrued Discounts (Premiums)	(5,850)	3	(237)
Realized Gain (Loss)	(2,192)	491	–
Change in Unrealized Appreciation (Depreciation)	(463,653)	(494)	(24,776)
Purchases	1,592,190	–	–
Sales	(357,808)	(98,806)	(1,026,188)
Transfers into Level 3(a)	2,548,069	–	1,309,959
Transfers out of Level 3(a)	(1,347,271)	–	(374,324)
Balance as of August 31, 2022	$4,944,899	$–	$2,196,884
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$(463,653)	$–	$(33,482)

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.42%

CORPORATE BONDS 92.30%

Agriculture 0.62%
Cargill, Inc.†	4.00%		6/22/2032	$40,000	$38,765

Airlines 2.22%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		7/11/2034	63,000	52,903
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(a)	4.25%		11/15/2032	91,257	85,452
Total					138,355

Banks 24.28%
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%)	#	9/21/2036	10,000	7,759
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	59,000	48,956
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	187,000	176,215
Bank of America Corp.	4.571% (SOFR + 1.83%)	#	4/27/2033	15,000	14,336
Bank of Montreal (Canada)(a)	3.803% (USD 5 Yr. Swap rate + 1.43%)	#	12/15/2032	77,000	70,181
Bank of New York Mellon Corp. (The)	4.596% (SOFR + 1.76%)	#	7/26/2030	41,000	41,028
BankUnited, Inc.	5.125%		6/11/2030	53,000	51,781
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	74,000	60,577
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%)	#	7/24/2028	115,000	108,379
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	50,000	40,508
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	50,000	55,508
Huntington Bancshares, Inc.	2.487% (5 Yr. Treasury CMT + 1.17%)	#	8/15/2036	22,000	16,636
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	125,000	103,360
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	50,000	42,503
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	100,000	96,107
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	33,000	25,425
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	130,000	126,739
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	24,000	23,198

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
SVB Financial Group	1.80%		2/2/2031	$54,000	$40,709
Toronto-Dominion Bank (The) (Canada)(a)	4.456%		6/8/2032	66,000	64,766
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	24,000	23,682
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	95,000	85,147
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	17,000	14,855
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	45,000	44,329
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	40,000	35,494
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	64,000	57,618
Westpac Banking Corp. (Australia)(a)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	41,000	39,046
Total					1,514,842

Beverages 0.39%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	25,000	24,218

Biotechnology 0.83%
Amgen, Inc.	4.05%		8/18/2029	30,000	29,203
Gilead Sciences, Inc.	4.00%		9/1/2036	25,000	22,811
Total					52,014

Chemicals 0.40%
CF Industries, Inc.	5.15%		3/15/2034	13,000	12,554
CF Industries, Inc.	5.375%		3/15/2044	13,000	12,149
Total					24,703

Commercial Services 1.09%
CoStar Group, Inc.†	2.80%		7/15/2030	35,000	28,578
Global Payments, Inc.	5.30%		8/15/2029	24,000	23,765
Triton Container International Ltd./TAL International Container Corp.	3.25%		3/15/2032	20,000	15,793
Total					68,136

Computers 1.21%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	15,000	10,524
Dell International LLC/EMC Corp.	5.30%		10/1/2029	33,000	32,733
Dell International LLC/EMC Corp.	8.35%		7/15/2046	11,000	13,337
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	18,836
Total					75,430

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 3.60%
Aircastle Ltd.†	2.85%		1/26/2028	$29,000	$23,738
Ally Financial, Inc.	8.00%		11/1/2031	43,000	47,904
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	21,000	20,275
American Express Co.	4.989% (SOFR + 2.26%)	#	5/26/2033	25,000	24,884
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	48,356
Aviation Capital Group LLC†	3.50%		11/1/2027	20,000	17,126
Intercontinental Exchange, Inc.	4.35%		6/15/2029	43,000	42,572
Total					224,855

Electric 10.96%
AEP Transmission Co. LLC	4.50%		6/15/2052	25,000	23,882
AES Corp. (The)	2.45%		1/15/2031	15,000	12,382
Ameren Illinois Co.	3.85%		9/1/2032	14,000	13,458
Baltimore Gas & Electric Co.	4.55%		6/1/2052	15,000	14,328
Cleco Power LLC	6.00%		12/1/2040	20,000	20,894
Constellation Energy Generation LLC	6.25%		10/1/2039	35,000	36,944
Consumers Energy Co.	4.20%		9/1/2052	15,000	13,985
DTE Energy Co.	2.95%		3/1/2030	30,000	26,517
Duke Energy Corp.	4.50%		8/15/2032	12,000	11,582
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	48,000	39,178
FirstEnergy Transmission LLC†	4.55%		4/1/2049	10,000	8,731
Georgia Power Co.	4.75%		9/1/2040	49,000	45,681
IPALCO Enterprises, Inc.	4.25%		5/1/2030	39,000	36,041
Narragansett Electric Co. (The)†	3.395%		4/9/2030	30,000	27,993
NextEra Energy Capital Holdings, Inc.	5.00%		7/15/2032	32,000	32,614
NRG Energy, Inc.†	4.45%		6/15/2029	44,000	39,897
NSTAR Electric Co.	4.55%		6/1/2052	25,000	24,516
Oglethorpe Power Corp.	5.05%		10/1/2048	17,000	15,723
Oglethorpe Power Corp.	5.95%		11/1/2039	25,000	25,745
Ohio Edison Co.	8.25%		10/15/2038	28,000	35,865
Pacific Gas and Electric Co.	4.55%		7/1/2030	60,000	53,437
Puget Energy, Inc.	4.10%		6/15/2030	55,000	50,781
Tampa Electric Co.	5.00%		7/15/2052	25,000	25,134
Vistra Operations Co. LLC†	3.55%		7/15/2024	50,000	48,241
Total					683,549

Engineering & Construction 0.73%
Fluor Corp.	4.25%		9/15/2028	50,000	45,351

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 4.59%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$50,000	$49,874
National Fuel Gas Co.	3.95%	9/15/2027	54,000	50,166
National Fuel Gas Co.	7.395%	3/30/2023	15,000	14,994
NiSource, Inc.	5.95%	6/15/2041	30,000	31,046
ONE Gas, Inc.	4.25%	9/1/2032	24,000	23,186
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	85,000	71,760
Southwest Gas Corp.	4.05%	3/15/2032	50,000	45,204
Total				286,230

Health Care-Services 1.61%
Elevance Health, Inc.	4.10%	5/15/2032	43,000	41,425
Elevance Health, Inc.	4.55%	5/15/2052	10,000	9,415
Humana, Inc.	3.125%	8/15/2029	27,000	24,658
UnitedHealth Group, Inc.	4.20%	5/15/2032	25,000	24,748
Total				100,246

Home Builders 0.48%
Toll Brothers Finance Corp.	3.80%	11/1/2029	16,000	13,580
Toll Brothers Finance Corp.	4.875%	3/15/2027	17,000	16,406
Total				29,986

Insurance 5.53%
Assurant, Inc.	3.70%	2/22/2030	40,000	35,505
Brown & Brown, Inc.	4.20%	3/17/2032	25,000	22,790
CNO Financial Group, Inc.	5.25%	5/30/2025	10,000	10,055
CNO Financial Group, Inc.	5.25%	5/30/2029	35,000	33,902
First American Financial Corp.	2.40%	8/15/2031	34,000	26,200
New York Life Insurance Co.†	4.45%	5/15/2069	60,000	53,417
Protective Life Corp.	8.45%	10/15/2039	33,000	40,590
Securian Financial Group, Inc.†	4.80%	4/15/2048	26,000	22,221
Selective Insurance Group, Inc.	5.375%	3/1/2049	39,000	36,457
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	33,000	32,018
Transatlantic Holdings, Inc.	8.00%	11/30/2039	25,000	31,750
Total				344,905

Internet 0.66%
Netflix, Inc.†	5.375%	11/15/2029	42,000	41,444

Lodging 0.51%
Hyatt Hotels Corp.	1.30%	10/1/2023	33,000	32,008

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 1.35%
Flowserve Corp.	2.80%	1/15/2032	$50,000	$39,023
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	48,000	45,495
Total				84,518

Media 2.20%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	85,000	81,282
Comcast Corp.	3.25%	11/1/2039	30,000	24,472
FactSet Research Systems, Inc.	3.45%	3/1/2032	36,000	31,498
Total				137,252

Mining 0.64%
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	43,000	39,788

Miscellaneous Manufacturing 0.95%
Eaton Corp.	4.70%	8/23/2052	30,000	29,263
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022	30,000	29,985
Total				59,248

Oil & Gas 5.14%
Continental Resources, Inc.†	5.75%	1/15/2031	67,000	64,213
Diamondback Energy, Inc.	3.125%	3/24/2031	35,000	30,231
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	18,000	17,788
Eni USA, Inc.	7.30%	11/15/2027	50,000	55,257
EQT Corp.	7.00%	2/1/2030	45,000	48,214
Ovintiv, Inc.	6.625%	8/15/2037	40,000	41,148
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	23,000	25,402
Viper Energy Partners LP†	5.375%	11/1/2027	40,000	38,359
Total				320,612

Oil & Gas Services 1.17%
Halliburton Co.	7.45%	9/15/2039	25,000	28,994
NOV, Inc.	3.60%	12/1/2029	50,000	44,252
Total				73,246

Pharmaceuticals 5.78%
AbbVie, Inc.	3.20%	11/21/2029	100,000	91,412
AbbVie, Inc.	4.50%	5/14/2035	13,000	12,380
Bayer Corp.†	6.65%	2/15/2028	63,000	66,493
Becton Dickinson & Co.	4.298%	8/22/2032	24,000	23,332
Cigna Corp.	4.375%	10/15/2028	42,000	41,393
Cigna Corp.	6.125%	11/15/2041	60,000	64,899
CVS Health Corp.	3.25%	8/15/2029	66,000	60,367
Total				360,276

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.65%
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	$30,000	$27,433
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	35,000	32,040
NGPL PipeCo LLC†	4.875%	8/15/2027	45,000	43,655
Total				103,128

REITS 4.48%
American Homes 4 Rent LP	4.90%	2/15/2029	25,000	24,520
Crown Castle, Inc.	3.30%	7/1/2030	63,000	55,933
EPR Properties	4.95%	4/15/2028	64,000	58,813
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	45,000	44,694
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	33,000	25,113
Invitation Homes Operating Partnership LP	2.30%	11/15/2028	12,000	10,028
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	62,000	60,100
Total				279,201

Semiconductors 2.33%
Advanced Micro Devices, Inc.	3.924%	6/1/2032	13,000	12,580
Advanced Micro Devices, Inc.	4.393%	6/1/2052	11,000	10,424
Broadcom, Inc.†	4.15%	4/15/2032	90,000	80,534
Qorvo, Inc.	4.375%	10/15/2029	47,000	41,550
Total				145,088

Software 4.09%
Fidelity National Information Services, Inc.	5.10%	7/15/2032	24,000	23,933
Oracle Corp.	5.375%	7/15/2040	61,000	55,000
Oracle Corp.	6.125%	7/8/2039	55,000	54,248
ServiceNow, Inc.	1.40%	9/1/2030	55,000	43,188
Take-Two Interactive Software, Inc.	4.00%	4/14/2032	41,000	37,846
Workday, Inc.	3.80%	4/1/2032	45,000	41,210
Total				255,425

Telecommunications 1.70%
AT&T, Inc.	3.50%	9/15/2053	50,000	36,922
T-Mobile USA, Inc.	3.875%	4/15/2030	75,000	69,374
Total				106,296

Transportation 1.11%
Burlington Northern Santa Fe LLC	4.45%	1/15/2053	23,000	22,264
FedEx Corp.	4.25%	5/15/2030	25,000	24,450
Norfolk Southern Corp.	4.55%	6/1/2053	24,000	22,668
Total				69,382
Total Corporate Bonds (cost $6,592,509)				5,758,497

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(b) 2.01%

Chemicals 0.12%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	4.057% (3 Mo. LIBOR + 1.25%)		1/17/2023	$7,472	$7,463

Energy 1.89%
Southwestern Energy Company 2021 Term Loan	–	(c)	6/22/2027	118,540	117,873
Total Floating Rate Loans (cost $126,420)					125,336

MUNICIPAL BONDS 0.64%

Government
State of Illinois (cost $42,993)	5.10%		6/1/2033	40,000	39,855

U.S. TREASURY OBLIGATIONS 0.47%
U.S. Treasury Inflation Indexed Bond(d) (cost $32,080)	0.125%		2/15/2052	37,239	29,210
Total Long-Term Investments (cost $6,794,002)					5,952,898

SHORT-TERM INVESTMENTS 2.80%

REPURCHASE AGREEMENTS 2.80%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $119,000 of U.S. Treasury Inflation Indexed Bond at 1.750% due 1/15/2028; value: $178,098; proceeds: $174,507 (cost $174,503)				174,503	174,503
Total Investments in Securities 98.22% (cost $6,968,505)					6,127,401
Other Assets and Liabilities – Net(e) 1.78%					111,022
Net Assets 100.00%					$6,238,423

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $1,072,716, which represents 17.20% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(c)	Interest rate to be determined.
(d)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND August 31, 2022

Open Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Bond	December 2022	8	Short	$(942,757)	$(935,250)	$7,507
U.S. 10-Year Ultra Treasury Bond	December 2022	5	Short	(630,402)	(625,938)	4,464
Total Unrealized Appreciation on Open Futures Contracts						$11,971

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	4	Long	$834,627	$833,313	$(1,314)
U.S. 5-Year Treasury Note	December 2022	1	Long	110,908	110,820	(88)
U.S. Long Bond	December 2022	1	Long	137,193	135,844	(1,349)
U.S. Ultra Treasury Bond	December 2022	4	Long	599,238	598,000	(1,238)
Total Unrealized Depreciation on Open Futures Contracts						$(3,989)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$5,758,497	$–	$5,758,497
Floating Rate Loans	–	125,336	–	125,336
Municipal Bonds	–	39,855	–	39,855
U.S. Treasury Obligations	–	29,210	–	29,210
Short-Term Investments
Repurchase Agreements	–	174,503	–	174,503
Total	$–	$6,127,401	$–	$6,127,401
Other Financial Instruments
Futures Contracts
Assets	$11,971	$–	$–	$11,971
Liabilities	(3,989)	–	–	(3,989)
Total	$7,982	$–	$–	$7,982

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.15%

ASSET-BACKED SECURITIES 0.33%

Other
AMMC CLO Ltd. 2021-24A D†	6.11% (3 Mo. LIBOR + 3.40%)	#	1/20/2035	$10,000,000	$9,168,662
Carlyle US CLO Ltd. 2019-3A CR†	5.91% (3 Mo. LIBOR + 3.20%)	#	10/20/2032	3,750,000	3,516,145
KKR CLO Ltd. 38A D†	4.48% (3 Mo. Term SOFR + 3.65%)	#	4/15/2033	9,000,000	8,403,636
TICP CLO IX Ltd. 2017-9A D†	5.61% (3 Mo. LIBOR + 2.90%)	#	1/20/2031	4,000,000	3,792,683
Total Asset-Backed Securities (cost $26,468,452)					24,881,126

				Shares

COMMON STOCKS 0.49%

Electric-Generation 0.00%
Frontera Generation Holdings LLC				209,679	65,525

Machinery 0.07%
TNT Crane & Rigging, Inc.				528,781	5,287,810

Media 0.03%
iHeartMedia, Inc. Class A*				250,448	2,216,465

Miscellaneous Financials 0.27%
UTEX Industries, Inc.				297,535	20,381,147	(a)

Specialty Retail 0.10%
Chinos Intermediate Holdings A, Inc.				707,835	7,237,613

Transportation Infrastructure 0.02%
ACBL Holdings Corp.				95,210	1,856,595	(a)
Total Common Stocks (cost $36,693,428)					37,045,155

				Principal Amount

CONVERTIBLE BONDS 0.10%

Commercial Services
Chegg, Inc. (cost $7,861,802)	Zero Coupon		9/1/2026	$9,487,000	7,613,087

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 10.38%

Aerospace/Defense 0.13%
Spirit AeroSystems, Inc.†	5.50%	1/15/2025	$10,481,000	$10,277,249

Airlines 0.12%
Allegiant Travel Co.†	7.25%	8/15/2027	8,911,000	8,861,410

Building Materials 0.11%
Standard Industries, Inc.†	5.00%	2/15/2027	9,451,000	8,655,038

Chemicals 0.38%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	12,745,000	11,653,384
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029	6,503,000	5,486,288
NOVA Chemicals Corp. (Canada)†(b)	4.875%	6/1/2024	10,000,000	9,573,336
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2,067,000	1,935,815
Total				28,648,823

Coal 0.12%
Warrior Met Coal, Inc.†	7.875%	12/1/2028	9,176,000	9,023,770

Commercial Services 0.24%
Ahern Rentals, Inc.†	7.375%	5/15/2023	10,203,000	7,796,113
ZipRecruiter, Inc.†	5.00%	1/15/2030	12,570,000	10,447,241
Total				18,243,354

Computers 0.11%
Ahead DB Holdings LLC†	6.625%	5/1/2028	9,064,000	8,158,856

Diversified Financial Services 1.08%
Armor Holdco, Inc.†	8.50%	11/15/2029	9,774,000	8,111,597
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%	9/15/2024	15,714,212	12,740,454
Hightower Holding LLC†	6.75%	4/15/2029	10,377,000	8,775,126
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	9,237,000	8,141,954
Midcap Financial Issuer Trust†	6.50%	5/1/2028	7,347,000	6,312,028
Navient Corp.	6.125%	3/25/2024	5,000,000	4,884,400
Navient Corp.	6.75%	6/25/2025	12,158,000	11,749,674
PRA Group, Inc.†	5.00%	10/1/2029	13,498,000	11,648,214
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(b)	6.375%	2/1/2030	11,052,000	9,524,061
Total				81,887,508

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric 0.07%
Pike Corp.†	5.50%	9/1/2028		$6,467,000	$5,355,885

Energy-Alternate Sources 0.20%
Sunnova Energy Corp.†	5.875%	9/1/2026		9,064,000	8,376,994
TerraForm Power Operating LLC†	4.75%	1/15/2030		7,583,000	6,724,492
Total					15,101,486

Entertainment 1.01%
ASR Media and Sponsorship SpA(c)	5.125%	8/1/2024	EUR	283	253
Caesars Entertainment, Inc.†	6.25%	7/1/2025		$16,000,000	15,643,200
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		8,125,000	7,972,737
CDI Escrow Issuer, Inc.†	5.75%	4/1/2030		14,180,000	13,154,644
Cinemark USA, Inc.†	5.25%	7/15/2028		9,000,000	7,301,565
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		10,370,000	9,453,966
Live Nation Entertainment, Inc.†	4.875%	11/1/2024		15,229,000	14,760,861
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%	11/15/2027		8,269,000	8,901,995
Total					77,189,221

Environmental Control 0.30%
GFL Environmental, Inc. (Canada)†(b)	3.75%	8/1/2025		16,150,000	15,279,757
Madison IAQ LLC†	5.875%	6/30/2029		9,216,000	7,597,486
Total					22,877,243

Food 0.15%
US Foods, Inc.†	6.25%	4/15/2025		11,099,000	11,167,647

Food Service 0.25%
Aramark Services, Inc.†	6.375%	5/1/2025		18,968,000	18,825,930

Health Care-Services 0.29%
Tenet Healthcare Corp.†	4.625%	9/1/2024		22,595,000	21,998,877

Insurance 0.16%
Acrisure LLC/Acrisure Finance, Inc.†	6.00%	8/1/2029		6,319,000	5,133,823
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(b)	11.50%	1/15/2027		6,972,218	7,094,232
Total					12,228,055

Internet 0.33%
Millennium Escrow Corp.†	6.625%	8/1/2026		13,546,000	11,013,916
NortonLifeLock, Inc.†	5.00%	4/15/2025		14,170,000	14,003,928
Total					25,017,844

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.13%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	$10,489,000	$9,687,221

Lodging 0.13%
MGM Resorts International	5.75%	6/15/2025	10,000,000	9,717,000

Machinery-Diversified 0.16%
SPX FLOW, Inc.†(d)	8.75%	4/1/2030	8,462,000	7,121,619
Vertical Holdco GmbH (Germany)†(b)	7.625%	7/15/2028	5,850,000	5,245,315
Total				12,366,934

Media 0.66%
AMC Networks, Inc.	5.00%	4/1/2024	18,894,000	18,448,291
CSC Holdings LLC	5.25%	6/1/2024	19,578,000	19,111,652
Univision Communications, Inc.†	5.125%	2/15/2025	12,921,000	12,497,191
Total				50,057,134

Mining 0.00%
Mirabela Nickel Ltd.	1.00%	9/10/2044	51,005	5	(a)

Miscellaneous Manufacturing 0.15%
LSB Industries, Inc.†	6.25%	10/15/2028	12,373,000	11,469,709

Office/Business Equipment 0.14%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	10,400,000	10,656,516

Oil & Gas 2.37%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	12,063,000	12,078,682
Berry Petroleum Co. LLC†	7.00%	2/15/2026	9,282,000	8,735,290
California Resources Corp.†	7.125%	2/1/2026	12,117,000	11,929,732
Callon Petroleum Co.†	8.00%	8/1/2028	9,920,000	9,533,467
Centennial Resource Production LLC†	6.875%	4/1/2027	5,947,000	5,720,780
CITGO Petroleum Corp.†	7.00%	6/15/2025	10,200,000	9,932,097
Civitas Resources, Inc.†	5.00%	10/15/2026	3,306,000	3,082,737
Colgate Energy Partners III LLC†	7.75%	2/15/2026	7,268,000	7,272,178
Comstock Resources, Inc.†	5.875%	1/15/2030	1,916,000	1,755,351
Comstock Resources, Inc.†	6.75%	3/1/2029	6,350,000	6,072,188
Crescent Energy Finance LLC†	7.25%	5/1/2026	13,006,000	12,462,284
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	12,696,000	12,523,969
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	11,000,000	11,088,880
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,080,000	7,366,688

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Laredo Petroleum, Inc.	9.50%	1/15/2025	$12,013,000	$12,070,542
Nabors Industries, Inc.	5.75%	2/1/2025	12,264,000	11,325,497
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	10,000,000	9,725,000
Range Resources Corp.†	4.75%	2/15/2030	6,463,000	5,996,242
Range Resources Corp.	4.875%	5/15/2025	10,000,000	9,718,150
Rockcliff Energy II LLC†	5.50%	10/15/2029	8,083,000	7,479,156
SM Energy Co.	6.50%	7/15/2028	4,603,000	4,439,985
Total				180,308,895

Oil & Gas Services 0.08%
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	5,296,000	5,107,171
Welltec International ApS (Denmark)(b)	8.25%	10/15/2026	1,243,000	1,198,681
Total				6,305,852

Pharmaceuticals 0.08%
Owens & Minor, Inc.†	6.625%	4/1/2030	6,752,000	6,246,815

Pipelines 0.13%
New Fortress Energy, Inc.†	6.75%	9/15/2025	10,000,000	9,686,750

Real Estate 0.04%
Hunt Cos., Inc.†	5.25%	4/15/2029	4,140,000	3,504,034

REITS 0.47%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	13,847,000	12,133,267
SBA Communications Corp.	3.875%	2/15/2027	10,000,000	9,122,620
VICI Properties LP	4.375%	5/15/2025	10,000,000	9,777,650
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	4,723,000	4,454,837
Total				35,488,374

Retail 0.15%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	11,756,000	7,484,789
IRB Holding Corp.†	7.00%	6/15/2025	3,323,000	3,348,006
Party City Holdings, Inc.†	6.625%	8/1/2026	1,117,000	530,575
Total				11,363,370

Software 0.32%
Minerva Merger Sub, Inc.†	6.50%	2/15/2030	28,432,000	24,174,592

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.22%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	$11,612,000	$9,072,243
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029	9,592,000	7,913,400
Total					16,985,643

Trucking & Leasing 0.10%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	9,230,000	7,868,575
Total Corporate Bonds (cost $847,712,603)					789,405,615

				Shares

EXCHANGE-TRADED FUNDS 1.56%

Financials 0.49%
Invesco Senior Loan ETF(e)				1,793,866	37,617,370

Miscellaneous Financials 1.07%
SPDR Blackstone Senior Loan ETF(e)				1,890,693	80,978,381
Total (cost $118,707,190)					118,595,751

				Principal Amount

FLOATING RATE LOANS(f) 77.88%

Aerospace 5.37%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	7.46% (3 Mo. LIBOR + 4.75%)		4/20/2028	$58,601,003	57,844,171
AI Convoy (Luxembourg) S.A.R.L USD Term Loan B (Luxembourg)(b)	–	(g)	1/18/2027	9,500,000	9,335,413
Air Canada 2021 Term Loan B (Canada)(b)	6.421% (3 Mo. LIBOR + 3.50%)		8/11/2028	12,660,890	12,277,708
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%)		3/6/2024	8,310,195	7,825,419
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	17,724,422	17,281,311
Amentum Government Services Holdings LLC Term Loan B	6.524% (1 Mo. LIBOR + 4.00%)		1/29/2027	15,307,379	14,928,521
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	7.627% (6 Mo. LIBOR + 4.75%)		6/23/2028	27,953,197	26,974,835

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace (continued)
Atlas CC Acquisition Corp Term Loan B	7.32% (3 Mo. LIBOR + 4.25%)	5/25/2028	$25,052,084	$23,757,768
Atlas CC Acquisition Corp Term Loan C	7.32% (3 Mo. LIBOR + 4.25%)	5/25/2028	5,095,339	4,832,088
Bleriot US Bidco, Inc. 2021 Term Loan B	6.25% (3 Mo. LIBOR + 4.00%)	10/31/2026	11,299,847	11,141,649
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B	7.063% (6 Mo. LIBOR + 3.75%)	12/24/2028	28,387,162	27,579,973
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	6.77% (1 Mo. LIBOR + 4.25%)	6/19/2026	10,702,760	10,347,108
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	10.52% (1 Mo. LIBOR + 8.00%)	6/18/2027	5,291,378	4,820,445
KKR Apple Bidco, LLC 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)	9/23/2028	10,653,196	10,435,711
MHI Holdings,LLC Term Loan B	7.524% (1 Mo. LIBOR + 5.00%)	9/21/2026	21,562,521	21,508,615
Mileage Plus Holdings LLC 2020 Term Loan B	7.313% (3 Mo. LIBOR + 5.25%)	6/21/2027	25,278,083	25,752,047
Peraton Corp. 2nd Lien Term Loan B1	10.141% (1 Mo. LIBOR + 7.75%)	2/1/2029	9,071,727	8,695,250
Peraton Corp. Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)	2/1/2028	41,461,953	40,390,783
TransDigm, Inc. 2020 Term Loan E	4.774% (1 Mo. LIBOR + 2.25%)	5/30/2025	2,838,610	2,779,468
TransDigm, Inc. 2020 Term Loan G	4.774% (1 Mo. LIBOR + 2.25%)	8/22/2024	14,668,834	14,438,827
United Airlines, Inc. 2021 Term Loan B	6.533% (1 Mo. LIBOR + 3.75%)	4/21/2028	21,950,871	21,428,111
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	6.274% (1 Mo. LIBOR + 3.75%)	12/6/2028	14,897,258	14,742,103
Vertex Aerospace Services Corp. 2022 Incremental Term Loan	6.555% (1 Mo. SOFR + 4.00%)	12/6/2028	7,066,146	6,995,520
WP CPP Holdings, LLC 2018 Term Loan	6.28% - 6.56% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	4/30/2025	13,634,998	12,197,664
Total				408,310,508

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automotive 0.63%
Autokiniton US Holdings, Inc. 2021 Term Loan B	6.873% (1 Mo. LIBOR + 4.50%)		4/6/2028	$7,577,473	$7,373,867
Avis Budget Car Rental, LLC 2020 Term Loan B	4.28% (1 Mo. LIBOR + 1.75%)		8/6/2027	10,431,634	10,118,685
Clarios Global LP 2021 USD Term Loan B (Canada)(b)	5.774% (1 Mo. LIBOR + 3.25%)		4/30/2026	10,000,000	9,777,500
DexKo Global Inc. 2021 USD Term Loan B	5.982% (3 Mo. LIBOR + 3.75%)		10/4/2028	13,092,828	12,556,022
RVR Dealership Holdings, LLC Term Loan B	–	(g)	2/8/2028	8,400,245	7,854,228
Total					47,680,302

Chemicals 1.21%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	10.194% (1 Mo. LIBOR + 7.75%)		11/24/2028	4,246,900	4,018,630
Aruba Investments, Inc. 2020 USD Term Loan	6.444% (1 Mo. LIBOR + 4.00%)		11/24/2027	9,648,622	9,310,920
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	4.00% (3 Mo. LIBOR + 1.75%)		6/1/2024	7,825,512	7,799,414
Hexion Holdings Corporation 2022 USD Term Loan	–	(g)	3/15/2029	9,400,886	8,731,073
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		1/29/2026	12,478,603	12,216,053
LSF11 A5 Holdco LLC Term Loan	–	(g)	10/15/2028	12,430,641	12,182,028
Messer Industries GmbH 2018 USD Term Loan	4.75% (3 Mo. LIBOR + 2.50%)		3/2/2026	9,451,717	9,303,467
PMHC II, Inc. 2022 Term Loan B	6.977% (3 Mo. SOFR + 4.25%)		4/23/2029	20,923,438	18,816,657
Sparta U.S. HoldCo LLC 2021 Term Loan	5.612% (1 Mo. LIBOR + 3.25%)		8/2/2028	9,996,350	9,743,942
Total					92,122,184

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Consumer Durables 0.51%
19th Holdings Golf, LLC 2022 Term Loan B	–	(g)	2/7/2029	$13,767,699	$12,872,799
Griffon Corporation Term Loan B	5.49% (3 Mo. SOFR + 2.50%)		1/24/2029	14,058,498	13,707,035
Springs Windows Fashions, LLC 2021 Term Loan B	6.368% (1 Mo. LIBOR + 4.00%)		10/6/2028	13,623,699	11,946,281
Total					38,526,115

Consumer Non-Durables 1.19%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	(g)	7/31/2028	19,077,500	18,421,711
AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan	–	(g)	7/31/2028	3,175,156	3,061,390
AI Aqua Merger Sub, Inc. 2022 Term Loan B	–	(g)	7/31/2028	13,970,684	13,470,115
Anastasia Parent, LLC 2018 Term Loan B	6.00% (3 Mo. LIBOR + 3.75%)		8/11/2025	21,967,009	18,012,947
Coty Inc. 2018 USD Term Loan B	4.623% (1 Mo. LIBOR + 2.25%)		4/7/2025	10,770,798	10,466,738
Olaplex, Inc 2022 Term Loan	–	(g)	2/23/2029	15,933,836	15,495,656
Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan	9.123% - 9.12% (1 Mo. LIBOR + 6.75%) (3 Mo. LIBOR + 6.75%)		10/1/2029	13,079,643	11,411,988
Total					90,340,545

Energy 2.80%
AL GCX Holdings, LLC Term Loan B	6.066% (3 Mo. SOFR + 3.75%)		5/17/2029	10,817,521	10,733,036
AL NGPL Holdings, LLC Term Loan B	6.098% (3 Mo. LIBOR + 3.75%)		4/14/2028	18,017,121	17,840,733
BCP Renaissance Parent LLC 2022 Term Loan B3	5.554% (3 Mo. SOFR + 3.50%)		10/31/2026	14,075,107	13,874,044
Brazos Delaware II, LLC Term Loan B	6.368% (1 Mo. LIBOR + 4.00%)		5/21/2025	14,258,363	14,153,207
CITGO Holding Inc. 2019 Term Loan B	–	(g)	8/1/2023	4,391,249	4,392,611
Citgo Petroleum Corporation 2019 Term Loan B	–	(g)	3/28/2024	250,000	250,391

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Energy (continued)
CQP Holdco LP 2021 Term Loan B	6.00% (3 Mo. LIBOR + 3.75%)		6/5/2028	$31,605,096	$31,075,711
Freeport LNG Investments, LLLP Term Loan B	6.21% (3 Mo. LIBOR + 3.50%)		12/21/2028	23,712,018	22,826,137
M6 ETX Holdings II Midco LLC Term Loan B	–	(g)	8/10/2029	18,898,887	18,650,934
Medallion Midland Acquisition, LLC 2021 Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		10/18/2028	21,193,464	20,941,791
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(b)	5.527% (3 Mo. LIBOR + 3.25%)		10/1/2025	9,436,782	9,325,711
Oryx Midstream Services Permian Basin LLC Term Loan B	6.211% (3 Mo. LIBOR + 3.25%)		10/5/2028	25,997,193	25,612,694
Southwestern Energy Company 2021 Term Loan	–	(g)	6/22/2027	7,546,342	7,503,894
Ulterra Drilling Technologies, LP Term Loan B	7.774% (1 Mo. LIBOR + 5.25%)		11/26/2025	16,604,535	15,992,326
Total					213,173,220

Financial 5.86%
Acrisure, LLC 2021 First Lien Term Loan B	6.774% (1 Mo. LIBOR + 4.25%)		2/15/2027	38,213,167	37,226,121
Advisor Group, Inc. 2021 Term Loan	7.024% (1 Mo. LIBOR + 4.50%)		7/31/2026	20,269,640	19,829,485
Alliant Holdings Intermediate, LLC 2018 Term Loan B	–	(g)	5/9/2025	16,500,000	16,212,488
AllSpring Buyer LLC Term Loan B	5.563% (3 Mo. LIBOR + 3.25%)		11/1/2028	19,538,445	19,334,366
AqGen Island Holdings, Inc. Term Loan	5.813% (3 Mo. LIBOR + 3.50%)		8/2/2028	21,490,241	20,818,671
Armor Holding II LLC 2021 Term Loan B	6.75% (3 Mo. LIBOR + 4.50%)		12/11/2028	7,170,007	7,080,382
AssuredPartners, Inc. 2020 Term Loan B	6.024% (1 Mo. LIBOR + 3.50%)		2/12/2027	12,278,647	11,967,076
Asurion LLC 2018 Term Loan B7	–	(g)	11/3/2024	18,230,800	17,592,722
Asurion LLC 2021 2nd Lien Term Loan B3	7.774% (1 Mo. LIBOR + 5.25%)		1/31/2028	14,930,000	12,901,983
Asurion LLC 2021 Second Lien Term Loan B4	7.774% (1 Mo. LIBOR + 5.25%)		1/20/2029	21,144,063	18,157,464

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial (continued)
Asurion LLC 2022 Term Loan B10	6.707% (3 Mo. SOFR + 4.00%)		8/19/2028	$17,480,953	$16,370,213
Blackstone Mortgage Trust, Inc. 2022 Term Loan B4	5.955% (1 Mo. SOFR + 3.50%)		5/9/2029	9,605,492	9,413,382
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(g)	8/9/2026	9,737,839	9,518,738
CoreLogic, Inc. Term Loan	6.063% (1 Mo. LIBOR + 3.50%)		6/2/2028	22,099,475	19,060,797
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		8/21/2025	14,775,427	14,406,041
Edelman Financial Center, LLC 2021 Term Loan B	6.024% (1 Mo. LIBOR + 3.50%)		4/7/2028	10,380,653	9,985,825
HighTower Holdings LLC 2021 Term Loan B	6.732% (3 Mo. LIBOR + 4.00%)		4/21/2028	8,818,019	8,600,346
Hub International Limited 2021 Term Loan B	5.782% - 5.98% (3 Mo. LIBOR + 3.25%)		4/25/2025	12,110,000	11,952,328
Hudson River Trading LLC 2021 Term Loan	–	(g)	3/20/2028	31,883,586	29,651,735
Jane Street Group, LLC 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)		1/26/2028	32,843,743	32,241,717
Minotaur Acquisition, Inc. Term Loan B	7.555% (1 Mo. SOFR + 5.00%)		3/27/2026	19,692,892	18,847,771
NEXUS Buyer LLC 2021 Second Lien Term Loan	8.63% (1 Mo. LIBOR + 6.25%)		10/29/2029	18,305,361	17,420,663
OneDigital Borrower LLC 2021 Term Loan	–	(g)	11/16/2027	21,080,655	20,448,236
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	5.774% (1 Mo. LIBOR + 3.25%)		12/31/2025	7,981,686	7,832,029
Starwood Property Trust, Inc. 2021 Term Loan B2	5.774% (1 Mo. LIBOR + 3.25%)		7/26/2026	10,444,771	10,261,987
Trans Union, LLC 2019 Term Loan B5	4.274% (1 Mo. LIBOR + 1.75%)		11/16/2026	6,390,310	6,269,501
VFH Parent LLC 2022 Term Loan B	–	(g)	1/13/2029	22,898,302	22,373,473
Total					445,775,540

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food/Tobacco 1.00%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(b)	4.274% (1 Mo. LIBOR + 1.75%)		11/19/2026	$20,879,810	$20,327,330
Aramark Services, Inc. 2018 Term Loan B3	4.274% (1 Mo. LIBOR + 1.75%)		3/11/2025	250,000	247,135
IRB Holding Corp 2020 Term Loan B	–	(g)	2/5/2025	6,268,226	6,156,589
IRB Holding Corp 2022 Term Loan B	–	(g)	12/15/2027	7,589,064	7,362,986
Miller’s Ale House, Inc. 2018 Term Loan	7.18% - 9.25% (Prime Rate + 3.75%) (3 Mo. LIBOR + 4.75%)		5/30/2025	12,530,965	12,255,284
NPC International, Inc. 2nd Lien Term Loan(h)	1.00%		4/18/2025	9,531,000	–	(i)(j)
Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan	6.293% - 6.37% (1 Mo. LIBOR + 4.00%) (3 Mo. LIBOR + 4.00%)		10/2/2028	9,673,379	9,141,343
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(b)	6.962% (3 Mo. SOFR + 4.25%)		7/12/2029	20,685,317	20,168,184
Total					75,658,851

Gaming/Leisure 4.96%
888 Acquisitions Limited USD Term Loan B (United Kingdom)(b)	8.282% (3 Mo. SOFR + 5.25%)		7/8/2028	14,160,697	12,367,032
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	–	(g)	2/2/2026	1,150,000	1,066,625
AVSC Holding Corp. 2018 2nd Lien Term Loan	10.057% (3 Mo. LIBOR + 7.25%)		9/1/2025	5,525,189	4,673,398
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	4.86% - 5.11% (3 Mo. LIBOR + 3.25%)		3/3/2025	11,629,356	10,780,820
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		12/23/2024	12,063,248	11,932,362
Carnival Corporation 2021 Incremental Term Loan B (Panama)(b)	6.127% (3 Mo. LIBOR + 3.25%)		10/18/2028	15,007,547	14,069,575

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gaming/Leisure (continued)
City Football Group Limited Term Loan (United Kingdom)(b)	6.484% (1 Mo. LIBOR + 3.50%)		7/21/2028	$13,596,460	$13,120,584
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	5.024% (1 Mo. LIBOR + 2.50%)		2/1/2024	16,112,464	15,998,388
ECL Entertainment, LLC Term Loan	9.75% (3 Mo. LIBOR + 7.50%)		5/1/2028	9,016,463	8,993,922
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	9.25% (3 Mo. LIBOR + 7.00%)		9/6/2024	7,044,482	4,789,825
Equinox Holdings, Inc. 2020 Term Loan B2	11.25% (3 Mo. LIBOR + 9.00%)		3/8/2024	4,631,712	4,122,223
Fertitta Entertainment, LLC 2022 Term Loan B	–	(g)	1/27/2029	26,634,491	25,670,722
Great Canadian Gaming Corporation 2021 Term Loan (Canada)(b)	6.096% (3 Mo. LIBOR + 4.00%)		11/1/2026	10,497,364	10,313,660
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)		8/2/2028	18,522,902	18,164,021
Kingpin Intermediate Holdings LLC 2018 Term Loan B	6.03% (1 Mo. LIBOR + 3.50%)		7/3/2024	15,921,676	15,762,459
Lucky Bucks, LLC Term Loan	6.506% - 8.31% (1 Mo. LIBOR + 5.50%) (3 Mo. LIBOR + 5.50%)		7/30/2027	10,351,518	9,458,699
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	5.50% (3 Mo. LIBOR + 3.25%)		11/12/2026	1,412,858	1,367,378
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	5.50% (3 Mo. LIBOR + 3.25%)		11/12/2026	9,910,482	9,591,464
NASCAR Holdings, Inc Term Loan B	5.024% (1 Mo. LIBOR + 2.50%)		10/19/2026	11,598,444	11,452,594
PCI Gaming Authority Term Loan	5.024% (1 Mo. LIBOR + 2.50%)		5/29/2026	14,121,733	13,847,136
Penn National Gaming, Inc. 2022 Term Loan B	5.305% (1 Mo. SOFR + 2.75%)		5/3/2029	17,314,091	17,017,674

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Gaming/Leisure (continued)
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(b)	5.27% (1 Mo. LIBOR + 2.75%)	4/29/2024		$12,847,397	$12,612,289
PUG LLC USD Term Loan	6.024% (1 Mo. LIBOR + 3.50%)	2/12/2027		31,144,035	29,353,253
Sabre GLBL Inc. 2021 Term Loan B1	6.024% (1 Mo. LIBOR + 3.50%)	12/17/2027		2,438,617	2,292,300
Sabre GLBL Inc. 2021 Term Loan B2	6.024% (1 Mo. LIBOR + 3.50%)	12/17/2027		3,887,296	3,654,059
Sabre GLBL Inc. 2022 Term Loan B	6.805% (1 Mo. SOFR + 4.25%)	6/30/2028		10,570,317	10,077,001
Scientific Games Holdings LP 2022 USD Term Loan B	5.617% (3 Mo. SOFR + 3.50%)	4/4/2029		11,760,561	11,360,408
Scientific Games International, Inc. 2022 USD Term Loan	5.407% (1 Mo. SOFR + 3.00%)	4/14/2029		11,724,366	11,555,828
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	5.563% (1 Mo. LIBOR + 3.00%)	8/25/2028		15,010,255	14,800,112
Silk Bidco AS EUR Term Loan B(c)	4.908% (6 Mo. EURIBOR + 4.00%)	2/24/2025	EUR	11,556,254	9,859,655
Spectacle Gary Holdings LLC 2021 Term Loan B	6.743% (1 Mo. LIBOR + 4.25%)	11/19/2028		$10,181,446	9,876,002
Station Casinos LLC 2020 Term Loan B	4.78% (1 Mo. LIBOR + 2.25%)	2/8/2027		8,356,646	8,177,772
United PF Holdings, LLC 2019 1st Lien Term Loan	6.25% (3 Mo. LIBOR + 4.00%)	12/30/2026		17,344,957	15,393,650
United PF Holdings, LLC 2019 2nd Lien Term Loan	10.75% (3 Mo. LIBOR + 8.50%)	12/30/2027		4,000,000	3,860,000
Total					377,432,890

Healthcare 15.12%
ADMI Corp. 2021 Incremental Term Loan B3	6.274% (1 Mo. LIBOR + 3.75%)	12/23/2027		2,745,068	2,576,946
ADMI Corp. 2021 Term Loan B2	5.899% (1 Mo. LIBOR + 3.38%)	12/23/2027		9,620,956	8,895,921
AEA International Holdings (Lux) S.a.r.l. Term Loan B (Luxembourg)(b)	6.063% (3 Mo. LIBOR + 3.75%)	9/7/2028		21,354,324	20,927,237

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Healthcare (continued)
Amneal Pharmaceuticals LLC 2018 Term Loan B	5.813% - 6.06% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)	5/4/2025		$31,311,048	$30,045,455
Athenahealth, Inc. 2022 Delayed Draw Term loan(k)	3.50%	2/15/2029		4,135,230	3,968,353
Athenahealth, Inc. 2022 Term Loan B	5.80% (1 Mo. SOFR + 3.50%)	2/15/2029		24,397,858	23,413,283
Avantor Funding, Inc. 2021 Term Loan B5	4.774% (1 Mo. LIBOR + 2.25%)	11/8/2027		9,603,440	9,474,610
Bella Holding Company, LLC 2021 Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)	5/10/2028		14,743,319	14,276,398
Cano Health LLC 2022 Term Loan	6.555% (1 Mo. SOFR + 4.00%)	11/23/2027		12,250,484	11,576,708
Canopy Growth Corporation Term Loan (Canada)(b)	11.248% (6 Mo. LIBOR + 8.50%)	3/18/2026		8,736,554	7,789,206
CCRR Parent, Inc Term Loan B	6.01% (3 Mo. LIBOR + 3.75%)	3/6/2028		10,617,430	10,351,994
Change Healthcare Holdings LLC 2017 Term Loan B	5.024% (1 Mo. LIBOR + 2.50%)	3/1/2024		19,462,131	19,375,622
CHG Healthcare Services Inc. 2021 Term Loan	4.75% (3 Mo. LIBOR + 3.25%)	9/29/2028		20,782,421	20,315,648
CNT Holdings I Corp 2020 2nd Lien Term Loan	9.062% (1 Mo. LIBOR + 6.75%)	11/6/2028		5,864,122	5,717,519
CNT Holdings I Corp 2020 Term Loan	5.812% (1 Mo. SOFR + 3.50%)	11/8/2027		14,472,713	14,189,699
Da Vinci Purchaser Corp. 2019 Term Loan	6.25% - 6.37% (3 Mo. LIBOR + 4.00%)	1/8/2027		24,243,808	23,748,871
Dedalus Finance GmbH 2021 EUR Term Loan B2(c)	3.50% (6 Mo. EURIBOR + 3.50%)	7/17/2027	EUR	17,027,081	16,640,809
Dermatology Intermediate Holdings III, Inc. 2022 Delayed Draw Term Loan(k)	2.125% - 6.54% (1 Mo. SOFR + 4.25%)	4/2/2029		$1,851,159	1,814,136

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	6.537% (1 Mo. SOFR + 4.25%)	4/2/2029	$9,903,704	$9,705,630
Electron BidCo Inc. 2021 Term Loan	5.524% (1 Mo. LIBOR + 3.00%)	11/1/2028	24,569,328	24,022,292
Emerald TopCo Inc Term Loan	6.024% (1 Mo. LIBOR + 3.50%)	7/24/2026	19,381,011	18,625,152
eResearchTechnology, Inc. 2020 1st Lien Term Loan	7.024% (1 Mo. LIBOR + 4.50%)	2/4/2027	23,434,823	22,382,365
EyeCare Partners, LLC 2020 Term Loan	6.00% (3 Mo. LIBOR + 3.75%)	2/18/2027	5,394,006	5,037,597
EyeCare Partners, LLC 2021 Incremental Term Loan	6.00% (3 Mo. LIBOR + 3.75%)	11/15/2028	11,545,717	10,795,246
Gainwell Acquisition Corp. Term Loan B	6.25% (3 Mo. LIBOR + 4.00%)	10/1/2027	40,764,902	39,949,808
Global Medical Response, Inc. 2017 Incremental Term Loan	6.774% (1 Mo. LIBOR + 4.25%)	3/14/2025	8,347,823	7,688,720
Global Medical Response, Inc. 2020 Term Loan B	6.623% (1 Mo. LIBOR + 4.25%)	10/2/2025	23,321,886	21,448,789
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	4.524% (1 Mo. LIBOR + 2.00%)	11/15/2027	10,874,263	10,545,806
Heartland Dental, LLC 2018 1st Lien Term Loan	6.024% (1 Mo. LIBOR + 3.50%)	4/30/2025	5,904,250	5,668,080
Heartland Dental, LLC 2021 Incremental Term Loan	6.444% (1 Mo. LIBOR + 4.00%)	4/30/2025	16,044,668	15,439,704
Horizon Therapeutics USA Inc. 2021 Term Loan B2	4.313% (1 Mo. LIBOR + 1.75%)	3/15/2028	11,463,927	11,212,122
Hunter Holdco 3 Limited USD Term Loan B (United Kingdom)(b)	6.50% (3 Mo. LIBOR + 4.25%)	8/19/2028	18,108,968	17,792,062
ICON Luxembourg S.A.R.L. LUX Term Loan (Luxembourg)(b)	4.563% (3 Mo. LIBOR + 2.25%)	7/3/2028	36,697,053	36,204,028
Insulet Corporation Term Loan B	5.774% (1 Mo. LIBOR + 3.25%)	5/4/2028	10,555,519	10,341,136

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(b)	6.024% (1 Mo. LIBOR + 3.50%)		5/5/2028	$39,598,307	$38,915,830
LSCS Holdings, Inc. 2021 1st Lien Term Loan	6.75% (3 Mo. LIBOR + 4.50%)		12/16/2028	14,637,466	14,106,858
Maravai Intermediate Holdings, LLC 2022 Term Loan B	–	(g)	10/19/2027	19,303,957	19,098,949
MDVIP, Inc. 2021 Term Loan	5.868% (1 Mo. LIBOR + 3.50%)		10/16/2028	12,968,553	12,709,182
MED ParentCo LP 1st Lien Term Loan	6.774% (1 Mo. LIBOR + 4.25%)		8/31/2026	16,132,952	14,428,990
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	6.493% (1 Mo. LIBOR + 4.00%)		12/18/2028	23,978,645	23,199,339
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	6.377% (3 Mo. LIBOR + 3.50%)		11/1/2028	12,210,660	11,943,552
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	9.877% (3 Mo. LIBOR + 7.00%)		11/1/2029	8,000,000	7,440,000
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan(k)	3.50%		11/1/2028	1,967,641	1,924,599
Medline Borrower, LP USD Term Loan B	5.774% (1 Mo. LIBOR + 3.25%)		10/23/2028	51,403,785	49,173,118
NAPA Management Services Corporation Term Loan B	–	(g)	2/23/2029	22,461,302	21,541,849
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	9.51% (3 Mo. LIBOR + 7.25%)		3/2/2029	5,832,027	5,000,963
Navicure, Inc. 2019 Term Loan B	6.524% (1 Mo. LIBOR + 4.00%)		10/22/2026	18,190,391	17,834,132
Option Care Health, Inc. 2021 Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		10/27/2028	14,849,131	14,733,159
Organon & Co USD Term Loan	4.625% (3 Mo. LIBOR + 3.00%)		6/2/2028	27,171,654	26,933,902
Pacific Dental Services, LLC 2021 Term Loan	5.877% (1 Mo. LIBOR + 3.50%)		5/5/2028	12,483,714	12,327,667

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 3.75%)		11/30/2027	$29,975,888	$29,282,696
Parexel International Corporation 2021 1st Lien Term Loan	5.774% (1 Mo. LIBOR + 3.25%)		11/15/2028	34,140,270	33,334,218
Pathway Vet Alliance LLC 2021 Term Loan	6.00% (3 Mo. LIBOR + 3.75%)		3/31/2027	21,478,982	20,329,856
Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan	–	(g)	2/13/2026	2,425,118	2,358,427
PetVet Care Centers, LLC 2021 Term Loan B3	6.024% (1 Mo. LIBOR + 3.50%)		2/14/2025	15,989,613	15,536,627
Physician Partners LLC Term Loan	–	(g)	12/23/2028	16,599,519	16,018,536
PRA Health Sciences, Inc. US Term Loan	4.563% (3 Mo. LIBOR + 2.25%)		7/3/2028	9,143,092	9,020,255
Press Ganey Holdings, Inc. 2021 Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)		7/24/2026	2,878,739	2,767,188
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	6.305% (1 Mo. SOFR + 3.75%)		7/24/2026	6,601,561	6,395,262
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)		11/16/2025	22,956,276	22,299,841
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan(k)	4.50% - 6.89% (1 Mo. LIBOR + 4.50%)		3/16/2028	1,480,827	1,421,594
SCP Eye Care Services, LLC 2021 Term Loan	6.75% (3 Mo. LIBOR + 4.50%)		3/16/2028	8,457,770	8,119,459
Select Medical Corporation 2017 Term Loan B	5.03% (1 Mo. LIBOR + 2.50%)		3/6/2025	19,163,152	18,809,784
Southern Veterinary Partners, LLC Term Loan	6.524% (1 Mo. LIBOR + 4.00%)		10/5/2027	16,334,971	15,831,283
Summit Behavioral Healthcare LLC 1st Lien Term Loan	7.73% (3 Mo. LIBOR + 4.75%)		11/24/2028	13,643,890	13,029,915

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Surgery Center Holdings, Inc. 2021 Term Loan	6.14% (1 Mo. LIBOR + 3.75%)		8/31/2026	$13,532,413	$13,172,383
Team Health Holdings, Inc. 1st Lien Term Loan	–	(g)	2/6/2024	6,143,715	5,825,010
Verscend Holding Corp. 2021 Term Loan B	6.524% (1 Mo. LIBOR + 4.00%)		8/27/2025	38,084,650	37,910,222
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	8.024% (1 Mo. LIBOR + 5.50%)		10/1/2025	23,503,904	22,989,756
WP CityMD Bidco LLC 2021 1st Lien Term Loan B	5.50% (3 Mo. LIBOR + 3.25%)		12/22/2028	33,171,591	32,462,216
Zelis Healthcare Corporation 2021 Term Loan	5.873% (1 Mo. LIBOR + 3.50%)		9/30/2026	19,293,351	18,907,484
Total					1,149,091,053

Housing 3.01%
ACProducts, Inc. 2021 Term Loan B	6.50% - 7.13% (3 Mo. LIBOR + 4.25%) (6 Mo. LIBOR + 4.25%)		5/17/2028	31,054,443	25,722,861
Beacon Roofing Supply, Inc. 2021 Term Loan B	4.774% (1 Mo. LIBOR + 2.25%)		5/19/2028	13,384,493	13,119,948
Core & Main LP 2021 Term Loan B	4.80% - 4.99% (1 Mo. LIBOR + 2.50%)		7/27/2028	9,384,536	9,188,024
Cornerstone Building Brands, Inc. 2021 Term Loan B	5.641% (1 Mo. LIBOR + 3.25%)		4/12/2028	9,500,000	8,559,500
Foundation Building Materials Holding Company LLC 2021 Term Loan	5.77% - 6.06% (3 Mo. LIBOR + 3.25%)		1/31/2028	10,581,762	10,118,810
Groupe Solmax Inc. Term Loan (Canada)(b)	7.00% (3 Mo. LIBOR + 4.75%)		5/29/2028	12,512,656	11,230,109
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 3.75%)		12/22/2028	8,296,584	7,976,377
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	9.00% (3 Mo. LIBOR + 6.75%)		12/21/2029	6,261,291	5,932,573
LBM Acquisition LLC Term Loan B	7.121% (3 Mo. LIBOR + 3.75%)		12/17/2027	21,300,326	19,540,386

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing (continued)
Oscar AcquisitionCo, LLC Term Loan B	6.108% (3 Mo. SOFR + 4.50%)		4/29/2029	$23,523,300	$22,094,377
Park River Holdings Inc Term Loan	5.527% (3 Mo. LIBOR + 3.25%)		12/28/2027	17,026,894	15,574,329
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	5.149% (1 Mo. LIBOR + 2.63%)		2/1/2027	12,755,625	12,321,168
Quikrete Holdings, Inc. 2021 Term Loan B1	5.524% (1 Mo. LIBOR + 3.00%)		6/11/2028	19,590,155	19,005,487
Solis IV BV USD Term Loan B1 (Netherlands)(b)	6.34% (3 Mo. SOFR + 3.50%)		2/26/2029	18,946,270	16,639,562
SRS Distribution Inc. 2021 Term Loan B	6.306% (3 Mo. LIBOR + 3.50%)		6/2/2028	9,131,527	8,847,810
White Cap Buyer LLC Term Loan B	6.205% (1 Mo. SOFR + 3.75%)		10/19/2027	23,485,013	22,740,421
Total					228,611,742

Information Technology 13.27%
Ahead DB Holdings, LLC 2021 Term Loan B	6.01% (3 Mo. LIBOR + 3.75%)		10/18/2027	9,168,514	8,961,076
Altar Bidco, Inc. 2021 Term Loan	–	(g)	2/1/2029	10,143,545	9,777,972
AP Core Holdings II, LLC Amortization Term Loan B1	8.024% (1 Mo. LIBOR + 5.50%)		9/1/2027	12,085,603	11,472,259
AP Core Holdings II, LLC High-Yield Term Loan B2	8.024% (1 Mo. LIBOR + 5.50%)		9/1/2027	16,919,622	16,080,663
Applied Systems, Inc. 2017 1st Lien Term Loan	5.25% (Prime Rate + 2.00%) (3 Mo. LIBOR + 3.00%)		9/19/2024	18,000,000	17,888,670
Apttus Corporation 2021 Term Loan	7.117% (3 Mo. LIBOR + 4.25%)		5/8/2028	17,342,744	17,039,246
Ascend Learning, LLC 2021 Term Loan	6.024% (1 Mo. LIBOR + 3.50%)		12/11/2028	16,426,735	15,712,172
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	–	(g)	2/27/2026	947,121	909,236
Banff Merger Sub Inc 2021 USD Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		10/2/2025	21,807,348	21,105,914

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	9.763% (3 Mo. SOFR + 7.00%)		8/15/2030	$7,515,507	$7,280,647
Barracuda Networks, Inc. 2022 Term Loan	7.237% (3 Mo. SOFR + 4.50%)		8/15/2029	14,091,574	13,642,405
CDK Global, Inc. 2022 USD Term Loan B	6.61% (3 Mo. SOFR + 4.50%)		7/6/2029	19,606,670	19,153,266
Cloudera, Inc. 2021 Second Lien Term Loan	8.524% (1 Mo. LIBOR + 6.00%)		10/8/2029	10,504,590	9,664,223
Cloudera, Inc. 2021 Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		10/8/2028	16,960,064	16,281,661
ConnectWise, LLC 2021 Term Loan B	5.75% (3 Mo. LIBOR + 3.50%)		9/29/2028	17,357,981	16,924,031
Cyxtera DC Holdings, Inc. Term Loan B	5.79% (3 Mo. LIBOR + 3.00%)		5/1/2024	11,004,684	10,677,460
Delta TopCo, Inc. 2020 2nd Lien Term Loan	9.336% (3 Mo. LIBOR + 7.25%)		12/1/2028	5,428,656	4,917,467
Delta TopCo, Inc. 2020 Term Loan B	5.836% (3 Mo. LIBOR + 3.75%)		12/1/2027	5,001,810	4,755,295
Ensono, LP 2021 Term Loan	6.524% (1 Mo. LIBOR + 4.00%)		5/26/2028	13,699,466	13,286,017
Entegris, Inc. 2022 Term Loan B	–	(g)	7/6/2029	11,490,221	11,478,961
Epicor Software Corporation 2020 2nd Lien Term Loan	10.274% (1 Mo. LIBOR + 7.75%)		7/31/2028	7,687,953	7,686,339
Epicor Software Corporation 2020 Term Loan	5.774% (1 Mo. LIBOR + 3.25%)		7/30/2027	21,393,126	20,828,240
ETA Australia Holdings III Pty Ltd. Term Loan (Australia)(b)	6.524% (1 Mo. LIBOR + 4.00%)		5/6/2026	5,109,599	4,850,287
GoTo Group, Inc. Term Loan B	7.118% (1 Mo. LIBOR + 4.75%)		8/31/2027	20,236,909	15,901,151
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	6.524% (1 Mo. LIBOR + 4.00%)		12/1/2027	28,121,847	27,712,534
Houghton Mifflin Harcourt Publishing Company 2022 Term Loan	7.805% (1 Mo. SOFR + 5.25%)		4/9/2029	10,514,905	10,035,162
Hyland Software, Inc. 2018 1st Lien Term Loan	6.024% (1 Mo. LIBOR + 3.50%)		7/1/2024	36,902,110	36,519,804

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Imperva, Inc. 1st Lien Term Loan	6.921% (3 Mo. LIBOR + 4.00%)		1/12/2026	$9,506,139	$8,553,529
Imprivata, Inc 2022 Incremental Term Loan	6.709% (1 Mo. SOFR + 4.25%)		12/1/2027	9,400,039	9,214,952
Imprivata, Inc. Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		12/1/2027	14,725,639	14,394,312
Informatica LLC 2021 USD Term Loan B	5.313% (1 Mo. LIBOR + 2.75%)		10/27/2028	13,419,314	13,155,222
Ingram Micro Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 3.50%)		6/30/2028	12,687,027	12,242,981
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	7.25% (1 Mo. LIBOR + 4.75%)		7/27/2028	21,351,700	20,425,143
McAfee, LLC 2022 USD Term Loan B	6.157% (1 Mo. SOFR + 3.75%)		3/1/2029	42,135,678	40,107,898
MH Sub I, LLC 2020 Incremental Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		9/13/2024	38,567,189	37,739,730
MKS Instruments, Inc. 2022 USD Term Loan B	5.146% (3 Mo. SOFR + 2.75%)		8/17/2029	25,357,458	25,156,754
NortonLifeLock Inc. 2022 Term Loan B	–	(g)	1/28/2029	5,954,955	5,794,171
Perforce Software, Inc. 2020 Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)		7/1/2026	26,138,022	24,161,334
Polaris Newco LLC 2nd Lien Term Loan	10.373% (1 Mo. LIBOR + 8.00%)		6/4/2029	4,734,713	4,711,039	(j)
Polaris Newco LLC USD Term Loan B	6.524% (1 Mo. LIBOR + 4.00%)		6/2/2028	10,531,249	10,141,646
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	6.53% (1 Mo. LIBOR + 4.00%)		4/26/2024	21,770,448	21,271,578
Project Boost Purchaser, LLC 2019 Term Loan B	6.024% (1 Mo. LIBOR + 3.50%)		6/1/2026	9,734,387	9,470,731
Proofpoint, Inc. 1st Lien Term Loan	6.32% (3 Mo. LIBOR + 3.25%)		8/31/2028	30,536,340	29,475,202
Proofpoint, Inc. 2nd Lien Term Loan	9.32% (3 Mo. LIBOR + 6.25%)		8/31/2029	6,750,420	6,640,726
Quest Software US Holdings Inc. 2022 Term Loan	–	(g)	2/1/2029	19,596,135	17,884,217

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Information Technology (continued)
Rackspace Technology Global, Inc. 2021 Term Loan B	5.617% (3 Mo. LIBOR + 2.75%)		2/15/2028		$9,369,070	$7,657,903
RealPage, Inc 1st Lien Term Loan	5.524% (1 Mo. LIBOR + 3.00%)		4/24/2028		37,226,396	35,907,837
Renaissance Holding Corp. 2022 Incremental Term Loan	6.787% (1 Mo. SOFR + 4.50%)		3/30/2029		7,520,538	7,364,487
Riverbed Technology, Inc. 2021 Exit PIK Term Loan PIK 2.00%	7.63% (3 Mo. LIBOR + 6.00%)		12/7/2026		9,633,640	4,588,021
Rocket Software, Inc. 2018 Term Loan	6.774% (1 Mo. LIBOR + 4.25%)		11/28/2025		6,856,482	6,682,945
Rocket Software, Inc. 2021 USD Incremental Term Loan B	6.774% (1 Mo. LIBOR + 4.25%)		11/28/2025		3,479,320	3,387,988
SolarWinds Holdings, Inc. 2018 Term Loan B	–	(g)	2/5/2024		7,269,582	7,176,241
SS&C European Holdings Sarl 2018 Term Loan B4 (Luxembourg)(b)	4.274% (1 Mo. LIBOR + 1.75%)		4/16/2025		3,839,243	3,764,858
SS&C Technologies Inc. 2018 Term Loan B3	4.274% (1 Mo. LIBOR + 1.75%)		4/16/2025		4,729,371	4,637,740
SS&C Technologies, Inc. 2022 Term Loan B6	4.805% (1 Mo. SOFR + 2.25%)		3/22/2029		8,939,604	8,752,453
SS&C Technologies, Inc. 2022 Term Loan B7	4.805% (1 Mo. SOFR + 2.25%)		3/22/2029		12,666,028	12,400,865
Storable, Inc Term Loan B	5.955% (1 Mo. SOFR + 3.50%)		4/17/2028		15,802,727	15,328,646
Surf Holdings, LLC USD Term Loan	5.165% (3 Mo. LIBOR + 3.50%)		3/5/2027		27,817,645	27,213,446
team.blue Finco SARL EUR Term Loan(c)	3.75% (3 Mo. EURIBOR + 3.75%)		3/30/2028	EUR	8,941,716	8,596,573
Tenable Holdings, Inc. Term Loan B	5.556% (3 Mo. LIBOR + 2.75%)		7/7/2028		$11,954,231	11,625,490
Tibco Software Inc. 2020 2nd Lien Term Loan	9.78% (1 Mo. LIBOR + 7.25%)		3/3/2028		3,198,488	3,188,493

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Tibco Software Inc. 2020 Term Loan B3	6.28% (1 Mo. LIBOR + 3.75%)		6/30/2026	$23,367,632	$23,300,450
Uber Technologies, Inc. 2021 1st Lien Term Loan B	6.57% (3 Mo. LIBOR + 3.50%)		4/4/2025	18,571,199	18,480,015
Uber Technologies, Inc. 2021 Term Loan B	–	(g)	2/25/2027	7,000,000	6,924,365
Ultimate Software Group Inc (The) 2021 Term Loan	5.535% (3 Mo. LIBOR + 3.25%)		5/4/2026	39,317,229	38,172,705
Ultimate Software Group Inc (The) Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)		5/4/2026	11,715,038	11,435,400
Ultimate Software Group, Inc. (The) 2021 2nd Lien Term Loan	7.535% (3 Mo. LIBOR + 5.25%)		5/3/2027	15,594,991	15,275,761
Venga Finance Sarl 2021 USD Term Loan B (Luxembourg)(b)	7.82% (3 Mo. LIBOR + 4.75%)		12/4/2028	12,061,263	11,435,585
Veritas US Inc. 2021 USD Term Loan B	7.25% (3 Mo. LIBOR + 5.00%)		9/1/2025	9,829,827	7,929,426
Vertiv Group Corporation 2021 Term Loan B	5.112% (1 Mo. LIBOR + 2.75%)		3/2/2027	12,484,037	12,073,062
VS Buyer, LLC Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)		2/28/2027	14,736,251	14,496,787
Total					1,008,880,865

Insurance 0.03%
Sedgwick Claims Management Services, Inc. 2019 Term Loan B	–	(g)	9/3/2026	2,485,795	2,453,169

Manufacturing 7.61%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(g)	12/20/2029	10,409,187	9,836,682
AMC Entertainment Holdings, Inc. 2019 Term Loan B	5.38% (3 Mo. LIBOR + 3.00%)		4/22/2026	10,975,733	9,478,424
Banijay Entertainment S.A.S USD Term Loan (France)(b)	6.112% (1 Mo. LIBOR + 3.75%)		3/1/2025	11,565,678	11,469,915

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
Camelot U.S. Acquisition LLC 2020 Incremental Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)	10/30/2026	$10,651,149	$10,398,184
Camelot U.S. Acquisition LLC Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)	10/30/2026	4,692,628	4,593,660
Chamberlain Group Inc Term Loan B	6.024% (1 Mo. LIBOR + 3.50%)	11/3/2028	14,703,008	14,041,373
Cinemark USA, Inc. 2018 Term Loan B	4.28% (1 Mo. LIBOR + 1.75%)	3/31/2025	8,415,428	8,048,010
Clear Channel Outdoor Holdings, Inc. Term Loan B	6.02% - 6.31% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)	8/21/2026	11,783,503	10,943,928
CMG Media Corporation 2021 Term Loan	6.024% (1 Mo. LIBOR + 3.50%)	12/17/2026	19,813,829	19,286,682
Creative Artists Agency, LLC 2019 Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)	11/27/2026	9,368,767	9,292,645

CSC Holdings, LLC 2017 Term Loan B1	4.641% (1 Mo. LIBOR + 2.25%)	7/17/2025	6,626,851	6,448,788
CSC Holdings, LLC 2019 Term Loan B5	4.891% (1 Mo. LIBOR + 2.50%)	4/15/2027	9,466,933	9,179,990
DirecTV Financing, LLC Term Loan	7.524% (1 Mo. LIBOR + 5.00%)	8/2/2027	31,512,272	30,236,025
E.W. Scripps Company (The) 2019 Term Loan B2	5.086% (1 Mo. LIBOR + 2.56%)	5/1/2026	17,256,356	16,972,402
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	6.00% (3 Mo. LIBOR + 3.75%)	5/19/2028	12,543,355	12,167,870
Esdec Solar Group B.V. Term Loan B (Netherlands)(b)	6.25% (3 Mo. LIBOR + 5.00%)	8/30/2028	10,955,303	10,517,091
Frontier Communications Corp. 2021 DIP Term Loan B	6.063% (3 Mo. LIBOR + 3.75%)	5/1/2028	11,426,529	11,118,012
Gray Television, Inc. 2018 Term Loan C	4.873% (1 Mo. LIBOR + 2.50%)	1/2/2026	16,432,199	16,184,730
Gray Television, Inc. 2021 Term Loan D	5.373% (1 Mo. LIBOR + 3.00%)	12/1/2028	21,016,870	20,746,593

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
Icebox Holdco III, Inc. 2021 Delayed Draw Term Loan(k)	3.75%		12/22/2028	$1,720,837	$1,654,421
iHeartCommunications, Inc. 2020 Term Loan	5.524% (1 Mo. LIBOR + 3.00%)		5/1/2026	14,817,798	14,366,670
II-VI Incorporated 2022 Term Loan B	5.123% (1 Mo. LIBOR + 2.75%)		7/2/2029	30,406,455	29,823,563
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(b)	–	(g)	2/1/2029	14,428,051	13,732,186
Lions Gate Capital Holdings LLC 2018 Term Loan B	4.774% (1 Mo. LIBOR + 2.25%)		3/24/2025	9,615,423	9,450,182
Madison IAQ LLC Term Loan	4.524% (6 Mo. LIBOR + 3.25%)		6/21/2028	22,422,914	21,694,169
MJH Healthcare Holdings, LLC 2022 Term Loan B	–	(g)	1/28/2029	14,350,917	13,741,003
Nexstar Broadcasting, Inc. 2019 Term Loan B4	5.024% (1 Mo. LIBOR + 2.50%)		9/18/2026	21,425,381	21,301,543
Numericable Group SA USD Term Loan B11 (France)(b)	–	(g)	7/31/2025	2,820,729	2,735,670
Playtika Holding Corp 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)		3/13/2028	28,832,695	28,274,206
Pro Mach Group, Inc. 2021 Term Loan B	–	(g)	8/31/2028	9,476,781	9,290,562
Project Castle, Inc. Term Loan B	6.90% (3 Mo. SOFR + 5.50%)		6/1/2029	23,570,337	21,714,173
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(k)	3.75% - 6.27% (1 Mo. LIBOR + 3.75%)		12/16/2027	2,058,767	2,024,025
SBA Senior Finance II LLC 2018 Term Loan B	4.28% (1 Mo. LIBOR + 1.75%)		4/11/2025	11,344,097	11,111,657
SPX Flow, Inc. 2022 Term Loan	7.055% (1 Mo. SOFR + 4.50%)		4/5/2029	6,225,535	5,922,040
Tiger Acquisition, LLC 2021 Term Loan	5.774% (1 Mo. LIBOR + 3.25%)		6/1/2028	12,759,741	12,243,354
Univision Communications Inc. 2022 First Lien Term Loan B	6.254% (3 Mo. SOFR + 4.25%)		6/8/2029	8,462,402	8,335,466
Univision Communications, Inc. 2022 Term Loan B	5.774% (1 Mo. LIBOR + 3.25%)		1/31/2029	20,850,125	20,287,172

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing (continued)
Vertical US Newco Inc Term Loan B	6.871% (6 Mo. LIBOR + 3.50%)		7/30/2027		$21,609,193	$21,032,984
Virgin Media Bristol LLC USD Term Loan N	4.891% (1 Mo. LIBOR + 2.50%)		1/31/2028		35,354,077	34,655,834
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)(h)	4.75% (6 Mo. EURIBOR + 4.75%)		7/3/2026	EUR	12,196,000	9,288,003
Watlow Electric Manufacturing Company Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)		3/2/2028		$12,741,514	12,539,243
Windstream Services, LLC 2020 Exit Term Loan B	8.774% (1 Mo. LIBOR + 6.25%)		9/21/2027		12,954,573	12,533,549
Total						578,712,679

Metals/Minerals 0.61%
Grinding Media Inc. 2021 Term Loan B	4.796% (3 Mo. LIBOR + 4.00%)		10/12/2028		18,514,996	17,866,971
Peabody Energy Corporation 2018 Term Loan	5.205% (1 Mo. LIBOR + 5.75%)		3/31/2025		19,864,667	18,989,430
SCIH Salt Holdings Inc. 2021 Incremental Term Loan B	6.806% (3 Mo. LIBOR + 4.00%)		3/16/2027		9,552,133	9,205,868
Total						46,062,269

Retail 3.12%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	5.774% (1 Mo. LIBOR + 3.25%)		9/27/2024		2,000,000	1,979,750
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(g)	12/21/2028		28,254,102	27,653,702
Avient Corporation Term Loan B	–	(g)	7/27/2029		9,439,683	9,425,901
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(b)	5.098% (6 Mo. LIBOR + 3.25%)		4/28/2028		14,808,460	14,345,695
Chinos Intermediate Holdings A, Inc. Exit Term Loan	10.806% (3 Mo. LIBOR + 8.00%)		9/10/2027		8,085,154	7,948,717

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail (continued)
Crocs Inc Term Loan B	4.03% (3 Mo. SOFR + 3.50%)	2/20/2029	$27,888,505	$26,941,411
Evergreen Acqco 1 LP 2021 USD Term Loan	7.75% (3 Mo. LIBOR + 5.50%)	4/26/2028	10,344,131	10,150,179
Great Outdoors Group, LLC 2021 Term Loan B1	6.274% (1 Mo. LIBOR + 3.75%)	3/6/2028	11,821,031	11,487,087
Leslie’s Poolmart, Inc. 2021 Term Loan B	5.024% (1 Mo. LIBOR + 2.50%)	3/9/2028	10,066,190	9,917,865
New Era Cap Co., Inc. 2022 Term Loan B	8.455% (3 Mo. LIBOR + 6.00%)	7/13/2027	9,845,270	9,254,554
Owens & Minor, Inc. 2022 Term Loan B	6.305% (1 Mo. SOFR + 3.75%)	3/29/2029	4,150,380	4,126,163
Petco Health and Wellness Company, Inc. 2021 Term Loan B	5.50% (3 Mo. LIBOR + 3.25%)	3/3/2028	18,595,053	18,083,782
PetSmart, Inc. 2021 Term Loan B	6.27% (1 Mo. LIBOR + 3.75%)	2/11/2028	21,784,136	21,339,413
Restoration Hardware, Inc. Term Loan B	5.024% (1 Mo. LIBOR + 2.50%)	10/20/2028	14,568,444	13,464,884
Staples, Inc. 7 Year Term Loan	7.782% (3 Mo. LIBOR + 5.00%)	4/16/2026	9,981,195	8,842,241
Torrid LLC 2021 Term Loan B	8.306% - 8.87% (3 Mo. LIBOR + 5.50%) (6 Mo. LIBOR + 5.50%)	6/14/2028	25,028,581	23,652,010
Tory Burch LLC Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)	4/16/2028	19,650,295	18,557,248
Total				237,170,602

Service 7.96%
A-L Parent LLC 2016 1st Lien Term Loan	5.78% (1 Mo. LIBOR + 3.25%)	12/1/2023	10,017,528	8,844,025
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)	5/12/2028	10,484,040	10,033,279
Amentum Government Services Holdings LLC 2022 Term Loan	4.78% - 5.60% (3 Mo. SOFR + 4.00%)	2/15/2029	19,833,890	19,375,330
APFS Staffing Holdings, Inc. 2021 Term Loan	6.455% - 6.83% (1 Mo. SOFR + 4.00%) (3 Mo. SOFR + 4.00%)	12/29/2028	11,841,806	11,634,575

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
APi Group DE, Inc. 2021 Incremental Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		1/3/2029	$11,802,906	$11,649,469
AppLovin Corporation 2018 Term Loan B	5.50% (3 Mo. LIBOR + 3.25%)		8/15/2025	8,926,089	8,787,423
AppLovin Corporation 2021 Term Loan B	5.25% (3 Mo. LIBOR + 3.00%)		10/25/2028	26,665,923	26,007,674
Astra Acquisition Corp. 2021 1st Lien Term Loan	7.774% (1 Mo. LIBOR + 5.25%)		10/25/2028	24,792,982	21,156,596
Bingo Industries Ltd. Term Loan (Australia)(b)	5.75% (3 Mo. LIBOR + 3.50%)		7/14/2028	14,224,081	13,299,515
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	9.50% (3 Mo. LIBOR + 7.00%)		6/15/2026	14,701,048	13,524,964
Brown Group Holding, LLC 2022 Term Loan B2	6.205% (1 Mo. SOFR + 3.75%)		7/2/2029	9,612,002	9,509,009
Cengage Learning, Inc. 2021 Term Loan B	7.814% (3 Mo. LIBOR + 4.75%)		7/14/2026	26,310,465	24,947,846
CMI Marketing, Inc. 2021 First Lien Term Loan B	6.743% (1 Mo. LIBOR + 4.25%)		3/23/2028	2,060,414	1,926,487
DTI Holdco, Inc. 2022 Term Loan	7.327% (3 Mo. SOFR + 4.75%)		4/26/2029	19,801,169	18,993,281
Dun & Bradstreet Corporation (The) 2022 Incremental Term Loan B2	5.709% (1 Mo. SOFR + 3.25%)		1/18/2029	29,635,809	29,018,495
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(k)	–	(g)	7/6/2029	7,411,760	7,314,481
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(g)	7/6/2029	16,058,814	15,848,042
Employbridge LLC 2021 Term Loan B	7.00% (3 Mo. LIBOR + 4.75%)		7/19/2028	18,081,827	16,404,738
GFL Environmental Inc. 2020 Term Loan (Canada)(b)	–	(g)	5/30/2025	4,190,000	4,176,026
Instructure Holdings, Inc. 2021 Term Loan B	6.121% (3 Mo. LIBOR + 2.75%)		10/30/2028	8,084,511	7,963,243

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Service (continued)
KUEHG Corp. 2018 Incremental Term Loan	6.00% (3 Mo. LIBOR + 3.75%)	2/21/2025	$28,871,593	$28,339,345
Learning Care Group, Inc. 2018 1st Lien Term Loan	5.75% - 6.06% (1 Mo. LIBOR + 3.25%) (3 Mo. LIBOR + 3.25%)	3/13/2025	12,056,017	11,706,393
Liftoff Mobile Inc Term Loan	6.238% (3 Mo. LIBOR + 3.50%)	3/17/2028	1	1
Magnite Inc Term Loan	5.81% - 7.38% (1 Mo. LIBOR + 5.00%) (6 Mo. LIBOR + 5.00%)	4/28/2028	17,403,097	16,881,004
R1 RCM, Inc. 2022 Term Loan B	5.455% (1 Mo. SOFR + 3.00%)	6/21/2029	20,044,002	19,793,552
Red Planet Borrower, LLC Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)	10/2/2028	25,083,874	20,851,095
Refficiency Holdings LLC 2021 Term Loan	6.274% (1 Mo. LIBOR + 3.75%)	12/16/2027	10,547,054	10,369,073
Renaissance Holding Corp. 2018 1st Lien Term Loan	5.774% (1 Mo. LIBOR + 3.25%)	5/30/2025	11,598,554	11,319,493
Renaissance Holding Corp. 2018 2nd Lien Term Loan	9.524% (1 Mo. LIBOR + 7.00%)	5/29/2026	11,467,831	11,147,706
Sabre GLBL Inc. 2022 1st Lien Term Loan B	7.555% (1 Mo. SOFR + 5.10%)	6/30/2028	18,109,090	17,520,545
Service Logic Acquisition, Inc Delayed Draw Term Loan(k)	4.00%	10/29/2027	227,581	220,754
Service Logic Acquisition, Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%)	10/29/2027	9,628,047	9,339,205
Severin Acquisition, LLC 2018 Term Loan B	5.493% (1 Mo. LIBOR + 3.00%)	8/1/2025	15,884,377	15,626,255
Sophia, L.P. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 3.25%)	10/7/2027	28,426,841	27,538,644
SRS Distribution Inc. 2022 Incremental Term Loan	6.177% (3 Mo. SOFR + 3.50%)	6/2/2028	17,791,741	17,160,134

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 4.25%)		7/30/2025	$17,677,028	$17,036,324
Taboola.com Ltd Term Loan B	6.53% (1 Mo. LIBOR + 4.00%)		9/1/2028	14,411,441	13,654,841
Team Health Holdings, Inc. 2022 Term Loan B	7.705% (1 Mo. SOFR + 5.25%)		3/2/2027	15,197,201	13,626,875
Trans Union, LLC 2021 Term Loan B6	4.774% (1 Mo. LIBOR + 2.25%)		12/1/2028	19,713,901	19,383,003
Vaco Holdings, LLC 2022 Term Loan	7.204% (3 Mo. SOFR + 5.00%)		1/21/2029	11,639,608	11,450,465
Weld North Education, LLC 2021 Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)		12/21/2027	14,019,366	13,708,277
ZoomInfo LLC 2021 Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)		2/2/2026	18,239,190	18,145,167
Total					605,232,649

Telecommunications 1.40%
Carriage Purchaser, Inc. 2021 Term Loan B	6.774% (1 Mo. LIBOR + 4.25%)		9/30/2028	4,441,685	4,137,696
Chassix Inc. 2017 1st Lien Term Loan	7.563% - 10.00% (Prime Rate + 4.50%) (6 Mo. LIBOR + 5.50%)		11/15/2023	10,288,686	9,542,757
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.178% (1 Mo. LIBOR + 6.75%)		4/10/2026	28,076,914	28,041,818
Echo Global Logistics, Inc. Term Loan	6.024% (1 Mo. LIBOR + 3.50%)		11/23/2028	11,783,612	11,141,405
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	7.024% (1 Mo. LIBOR + 4.50%)		2/4/2026	15,304,349	15,017,393
Kenan Advantage Group, Inc. 2021 Term Loan B1	6.274% (1 Mo. LIBOR + 3.75%)		3/24/2026	18,752,900	18,334,897
Northwest Fiber, LLC 2021 Term Loan	–	(g)	4/30/2027	1,895,653	1,802,444
Truck Hero, Inc. 2021 Term Loan B	6.024% (1 Mo. LIBOR + 3.50%)		1/31/2028	20,285,781	18,574,168
Total					106,592,578

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Utility 2.22%
Astoria Energy LLC 2020 Term Loan B	6.024% (1 Mo. LIBOR + 3.50%)	12/10/2027	$9,967,240	$9,825,207
Brookfield WEC Holdings Inc. 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)	8/1/2025	13,127,450	12,855,121
Calpine Corporation 2020 Term Loan B5	5.03% (1 Mo. LIBOR + 2.50%)	12/16/2027	19,663,705	19,361,671
Centuri Group, Inc Term Loan B	5.024% - 5.57% (1 Mo. LIBOR + 2.50%) (3 Mo. LIBOR + 2.50%)	8/27/2028	10,911,773	10,673,078
Compass Power Generation LLC 2022 Term Loan B2	6.819% (1 Mo. SOFR + 4.25%)	4/14/2029	10,100,000	9,863,306
Edgewater Generation, L.L.C. Term Loan	6.274% (1 Mo. LIBOR + 3.75%)	12/13/2025	6,913,359	6,122,644
EFS Cogen Holdings I LLC 2020 Term Loan B	5.76% (3 Mo. LIBOR + 3.50%)	10/1/2027	21,183,902	20,477,736
ExGen Renewables IV, LLC 2020 Term Loan	5.57% (3 Mo. LIBOR + 2.50%)	12/15/2027	11,757,868	11,635,057
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (3 Mo. LIBOR + 1.50%)	7/28/2028	2,856,557	785,553
Frontera Generation Holdings LLC 2021 Term Loan	15.25% (3 Mo. LIBOR + 13.00%)	7/28/2026	2,950,702	2,906,441
Generation Bridge Acquisition, LLC Term Loan B	7.25% (3 Mo. LIBOR + 5.00%)	12/1/2028	15,412,994	15,258,864
Generation Bridge Acquisition, LLC Term Loan C	7.25% (3 Mo. LIBOR + 5.00%)	12/1/2028	322,718	319,490
Helix Gen Funding, LLC Term Loan B	6.274% (1 Mo. LIBOR + 3.75%)	6/3/2024	14,201,816	13,373,424
Parkway Generation, LLC Term Loan B	7.274% (1 Mo. LIBOR + 4.75%)	2/18/2029	8,728,648	8,573,191

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Utility (continued)
Parkway Generation, LLC Term Loan C	7.274% (1 Mo. LIBOR + 4.75%)	2/18/2029	$1,225,073	$1,202,618
TerraForm Power Operating, LLC 2022 Term Loan B	5.215% (3 Mo. SOFR + 2.75%)	5/21/2029	7,236,575	7,195,869
USIC Holdings, Inc. 2021 2nd Lien Term Loan	9.024% (1 Mo. LIBOR + 6.50%)	5/14/2029	5,323,813	4,951,146
USIC Holdings, Inc. 2021 Term Loan	6.024% (1 Mo. LIBOR + 3.50%)	5/12/2028	13,912,934	13,504,248
Total				168,884,664
Total Floating Rate Loans (cost $6,109,292,151)				5,920,712,419

	Dividend Rate		Shares

PREFERRED STOCKS 0.40%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon		339,592	8,546,342
ACBL Holdings Corp. Series B	Zero Coupon		444,753	21,681,709
Total Preferred Stocks (cost $19,608,625)				30,228,051

	Exercise Price	Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	12,651	7,907

Miscellaneous Financials 0.01%
UTEX Industries, Inc.*	114.76	12/3/2025	57,340	521,794	(a)

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	–		147,340	460,437
Total Warrants (cost $652,304)				990,138
Total Long-Term Investments (cost $7,166,996,555)				6,929,471,348

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 10.57%

REPURCHASE AGREEMENTS 9.60%
Repurchase Agreement dated .260% due 9/1/2022 with Barclay’s Capital Corp. collateralized by $447,876,000 of U.S. Treasury Note at 3.125% due 8/31/2027; value: $438,656,053; proceeds: $430,517,630	$434,999,565	$434,999,565
Repurchase Agreement dated .850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $49,889,100 of U.S. Treasury Note at 2.875% due 5/15/2028; $24,425,800 of U.S. Treasury Note at 1.250% due 5/31/2028; value: $71,074,771; proceeds: $69,682,775	69,681,130	69,681,130
Repurchase Agreement dated .260% due 9/1/2022 with Toronto Dominion collateralized by $231,463,000 of U.S. Treasury Note at 3.125% due 8/15/2025; value: $229,148,370; proceeds: $223,483,085	224,999,043	224,999,043
Total (cost $729,679,738)		729,679,738

	Shares

Money Market Funds 0.87%
Fidelity Government Portfolio(l) (cost $66,216,375)	66,216,375	66,216,375

Time Deposits 0.10%
CitiBank N.A.(l) (cost $7,357,375)	7,357,375	7,357,375
Total Short-Term Investments (cost $803,253,488)		803,253,488
Total Investments in Securities 101.72% (cost $7,970,250,043)		7,732,724,836
Less Unfunded Loan Commitments (0.25%) (cost $19,664,520)		(19,241,712)
Net Investments in Securities 101.47% (cost $7,950,585,523)		7,713,483,118
Other Assets and Liabilities – Net(m) (1.47)%		(111,191,634)
Net Assets 100.00%		$7,602,291,490

EUR	Euro.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $672,340,825, which represents 8.84% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2022.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(g)	Interest rate to be determined.
(h)	Defaulted (non-income producing security).
(i)	Market Value is less than $1.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security partially/fully unfunded.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America(1)	2.592%	12-Month USD SOFR Index	2/1/2027	$13,847,000	$327,597
Bank of America(1)	2.534%	12-Month USD SOFR Index	5/1/2028	9,064,000	251,871
Bank of America(1)	2.524%	12-Month USD SOFR Index	7/15/2028	9,000,000	259,362
Bank of America(1)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	213,170
Bank of America(1)	2.496%	12-Month USD SOFR Index	6/15/2028	12,745,000	383,449
Bank of America(1)	2.496%	12-Month USD SOFR Index	12/1/2028	9,176,000	285,008
Bank of America(1)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	316,210
Bank of America(1)	2.488%	12-Month USD SOFR Index	4/15/2029	10,377,000	335,198
Bank of America(1)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	460,394
Bank of America(1)	2.470%	12-Month USD SOFR Index	11/15/2029	9,774,000	339,166
Bank of America(1)	2.467%	12-Month USD SOFR Index	1/15/2030	12,570,000	443,265
Bank of America(1)	2.467%	12-Month USD SOFR Index	4/1/2030	14,180,000	507,586
Bank of America(1)	2.463%	12-Month USD SOFR Index	2/1/2030	11,052,000	393,916
Bank of America(1)	2.453%	12-Month USD SOFR Index	2/15/2030	28,432,000	1,036,062
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	1,457,215
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	1,116,704
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	1,065,662
Bank of America(1)	0.493%	3-Month USD LIBOR Index	9/15/2024	21,286,000	1,390,697
Bank of America(1)	0.451%	3-Month USD LIBOR Index	5/15/2023	20,744,000	477,002
Bank of America(1)	0.184%	3-Month USD FED FUNDS Index	10/21/2025	32,990	3,109
Bank of America(2)	0.051%	3-Month USD FED FUNDS Index	10/21/2022	345,082	1,301
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$11,063,944

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America(1)	3.323%	12-Month USD SOFR Index	2/1/2029	$8,080,000	$(133,537)
Bank of America(1)	3.301%	12-Month USD SOFR Index	2/15/2030	6,463,000	(128,283)
Bank of America(1)	3-Month USD SOFR Index	0.049%	10/21/2022	345,082	(1,276)
Bank of America(1)	3-Month USD SOFR Index	0.173%	10/21/2025	32,990	(3,100)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(266,196)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Central clearinghouse: London Clearing House (LCH).

Total Return Swap Contracts at August 31, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Value	Unrealized Appreciation
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	300,000	Long	9/20/2022	$52,200,000	$–	$1,278,000	$1,278,000
Morgan Stanley	IBOXX	12-Month USD SOFR Index	510,049	Long	9/20/2022	87,300,000	(1,361)	3,621,349	3,622,710
Morgan Stanley	IBOXX	12-Month USD SOFR Index	580,791	Long	12/20/2022	102,800,000	(877)	–	877
Morgan Stanley	IBOXX	12-Month USD SOFR Index	226,308	Long	12/20/2022	40,000,000	(1,220)	29,138	30,358
Total						$282,300,000	$(3,458)	$4,928,487	$4,931,945

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Value	Unrealized Depreciation
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	876,404	Long	12/20/2022	$156,000,000	$(1,813)	$(982,669)	$(980,856)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	61,920	Long	9/20/2022	11,200,000	(15)	(162,230)	(162,215)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	224,047	Long	9/20/2022	40,581,589	(55)	(643,014)	(642,959)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	116,102	Long	9/20/2022	21,043,444	(30)	(347,144)	(347,114)
Total						$228,825,033	$(1,913)	$(2,135,057)	$(2,133,144)

*	iBoxx Leverage Loan Index
(1)	Upfront payments paid (received) are presented net of amortization.

SOFR	Secured Overnight Financing Rate.
LIBOR	London Interbank Offered Rate.

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	9/12/2022	768,000	$766,607	$772,306	$5,699
British pound	Sell	J.P. Morgan	9/8/2022	22,735,000	28,524,127	26,414,147	2,109,980
Euro	Sell	Morgan Stanley	9/12/2022	2,694,000	2,821,464	2,709,106	112,358
Euro	Sell	State Street Bank and Trust	9/12/2022	81,225,000	87,499,306	81,680,458	5,818,848
Euro	Sell	Toronto Dominion Bank	9/12/2022	3,192,000	3,286,324	3,209,899	76,425
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,123,310

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	9/8/2022	6,130,000	$7,389,096	$7,122,002	$(267,094)
British pound	Buy	Morgan Stanley	9/8/2022	11,510,000	14,026,452	13,372,634	(653,818)
British pound	Buy	Toronto Dominion Bank	9/8/2022	5,095,000	6,174,168	5,919,511	(254,657)
Euro	Buy	Barclays Bank plc	9/12/2022	5,169,000	5,415,128	5,197,984	(217,144)
Euro	Buy	Morgan Stanley	9/12/2022	1,680,000	1,697,283	1,689,420	(7,863)
Euro	Buy	Morgan Stanley	9/12/2022	3,760,000	3,781,435	3,781,084	(351)
Euro	Buy	Morgan Stanley	9/12/2022	6,034,000	6,196,011	6,067,835	(128,176)
Euro	Buy	Morgan Stanley	9/12/2022	16,225,000	16,667,926	16,315,979	(351,947)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,881,050)

Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2022	1,370	Long	$152,496,958	$151,823,829	$(673,129)

Reverse Repurchase Agreement Payable as of August 31, 2022.

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$844,375	$965,000 principal SPX FLOW, Inc. at 8.75% due 4/1/2030, $812,144 fair value	(5.00%)	08/09/2022	On Demand	$841,560

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $2,815.

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$24,881,126	$–	$24,881,126
Common Stocks
Media	2,216,465	–	–	2,216,465
Miscellaneous Financials	–	–	20,381,147	20,381,147
Transportation Infrastructure	–	–	1,856,595	1,856,595
Remaining Industries	–	12,590,948	–	12,590,948
Convertible Bonds	–	7,613,087	–	7,613,087
Corporate Bonds
Mining	–	–	5	5
Remaining Industries	–	789,405,610	–	789,405,610
Exchange-Traded Funds	118,595,751	–	–	118,595,751
Floating Rate Loans
Food/Tobacco	–	–	–	– (3)
Information Technology	–	1,004,169,826	4,711,039	1,008,880,865
Remaining Industries	–	4,911,831,560	–	4,911,831,554
Less Unfunded Commitments	–	(19,241,712)	–	(19,241,712)
Preferred Stocks	–	30,228,051	–	30,228,051
Warrants	–	468,344	521,794	990,138
Short-Term Investments
Repurchase Agreements	–	729,679,738	–	729,679,738
Money Market Funds	66,216,375	–	–	66,216,375
Time Deposits	–	7,357,375	–	7,357,375
Total	$187,028,591	$7,498,983,953	$27,470,580	$7,713,483,118
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$11,063,944	$–	$11,063,944
Liabilities	–	(266,196)	–	(266,196)
Total Return Swaps Contracts
Assets	–	4,931,945	–	4,931,945
Liabilities	–	(2,133,144)	–	(2,133,144)
Forward Foreign Currency Exchange Contracts
Assets	–	8,123,310	–	8,123,310
Liabilities	–	(1,881,050)	–	(1,881,050)
Futures Contracts
Assets	–	–	–	–
Liabilities	(673,129)	–	–	(673,129)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(841,560)	–	(841,560)
Total	$(673,129)	$18,997,249	$–	$18,324,120

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.00.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND August 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Corporate Bonds	Floating Rate Loans	Warrants
Balance as of December 1, 2021	$–	$5	$95,929,131	$–
Accrued Discounts (Premiums)	–	–	11,288	–
Realized Gain (Loss)	–	–	(406,965)	–
Change in Unrealized Appreciation (Depreciation)	5,313,985	–	(269,149)	378,444
Purchases	–	–	13,420,250	–
Sales	–	–	(32,107,894)	–
Transfers into Level 3(a)	16,923,757	–	–	143,350
Transfers out of Level 3(a)	–	–	(71,865,622)	–
Balance as of	$22,237,742	$5	$4,711,039	$521,794
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$5,313,985	$–	$(310,380)	$378,444

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.27%

ASSET-BACKED SECURITIES 0.63%

Other
AMMC CLO Ltd. 2021 24A E†	9.28% (3 Mo. LIBOR + 6.57%)	#	1/20/2035	$12,000,000	$10,425,355
Perimeter Master Note Business Trust	5.19%		5/15/2027	12,000,000	11,356,764
Perimeter Master Note Business Trust	8.13%		5/15/2027	5,000,000	4,750,345
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	5,775,525	5,149,140
Total Asset-Backed Securities (cost $34,608,957)					31,681,604

				Shares

COMMON STOCKS 2.68%

Auto Components 0.04%
Chassix Holdings, Inc.				159,596	1,675,758

Beverages 0.20%
Brown-Forman Corp. Class B				71,004	5,161,991
Celsius Holdings, Inc.*				47,936	4,960,896
Total					10,122,887

Biotechnology 0.10%
Krystal Biotech, Inc.*				73,397	5,145,864

Chemicals 0.25%
Cabot Corp.				69,883	5,029,480
Intrepid Potash, Inc.*				163,099	7,621,616
Total					12,651,096

Communications Equipment 0.05%
Clearfield, Inc.*				20,472	2,377,004

Construction & Engineering 0.11%
NV5 Global, Inc.*				37,503	5,278,922

Electric-Generation 0.00%
Frontera Generation Holdings LLC				87,622	27,382

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Shares	Fair Value
Food Products 0.43%
Archer-Daniels-Midland Co.	54,239	$4,767,065
Hershey Co. (The)	22,246	4,998,009
Lamb Weston Holdings, Inc.	63,075	5,016,355
Vita Coco Co., Inc. (The)*(a)	455,181	6,823,163
Total		21,604,592

Health Care Equipment & Supplies 0.20%
Insulet Corp.*	20,165	5,151,553
Shockwave Medical, Inc.*	16,833	4,997,044
Total		10,148,597

Information Technology Services 0.10%
Toast, Inc. Class A*	272,228	5,153,276

Machinery 0.11%
Lindsay Corp.	31,857	5,108,589
TNT Crane & Rigging, Inc.	14,844	148,440
Total		5,257,029

Metals & Mining 0.10%
Turquoise Hill Resources Ltd. (Canada)*(b)	182,921	5,024,840

Miscellaneous Financials 0.07%
UTEX Industries, Inc.	49,219	3,371,501	(d)

Oil, Gas & Consumable Fuels 0.41%
Baytex Energy Corp.*(d)	940,306	4,875,687
Earthstone Energy, Inc. Class A*	2,593	39,414
Range Resources Corp.	158,793	5,217,938
SM Energy Co.	114,056	5,026,448
Vermilion Energy, Inc.(d)	206,584	5,517,925
Total		20,677,412

Personal Products 0.14%
Britax Group Ltd.	2,481	–	(e)
Gibson Brands Private Equity	56,761	6,716,699
Revlon, Inc. Class A	701,653	135,419	(c)
Total		6,852,118

Professional Services 0.10%
Booz Allen Hamilton Holding Corp.	52,726	5,045,878

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments			Shares	Fair Value
Software 0.20%
Bill.com Holdings, Inc.*			30,263	$4,898,974
Manhattan Associates, Inc.*			37,069	5,236,367
Total				10,135,341

Specialty Retail 0.06%
Chinos Intermediate Holdings A, Inc.			47,809	488,847
Claires Holdings LLC			7,482	2,596,118	(c)
Total				3,084,965

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			22,227	433,427
Total Common Stocks (cost $135,807,107)				134,067,890

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.73%

Coal 0.10%
Peabody Energy Corp.†	3.25%	3/1/2028	$3,493,000	5,152,175

Energy-Alternate Sources 0.21%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	4,085,000	5,038,848
Green Plains, Inc.	2.25%	3/15/2027	3,798,000	5,201,361
Total				10,240,209

Internet 0.11%
MakeMyTrip Ltd. (India)(b)	Zero Coupon	2/15/2028	4,609,000	5,268,232

Pharmaceuticals 0.10%
Cytokinetics, Inc.†	3.50%	7/1/2027	4,002,000	5,134,566

Retail 0.11%
Shake Shack, Inc.	Zero Coupon	3/1/2028	7,488,000	5,264,041

Semiconductors 0.10%
ON Semiconductor Corp.	Zero Coupon	5/1/2027	3,612,000	5,190,444
Total Convertible Bonds (cost $35,015,090)				36,249,667

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.10%

Metals & Mining
RBC Bearings, Inc.(cost $4,800,839)	5.00%		42,900	5,078,502

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 89.32%

Advertising 0.56%
Lamar Media Corp.	3.75%	2/15/2028	$8,826,000	$7,929,588
National CineMedia LLC†	5.875%	4/15/2028	11,473,000	8,034,832
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029	7,315,000	6,116,499
Summer BC Bidco B LLC†	5.50%	10/31/2026	6,672,000	5,809,911
Total				27,890,830

Aerospace/Defense 0.78%
Howmet Aerospace, Inc.	5.95%	2/1/2037	6,842,000	6,646,661
TransDigm, Inc.	4.625%	1/15/2029	24,568,000	20,805,902
TransDigm, Inc.	5.50%	11/15/2027	13,086,000	11,793,300
Total				39,245,863

Agriculture 0.48%
Darling Ingredients, Inc.†	5.25%	4/15/2027	5,876,000	5,773,229
Darling Ingredients, Inc.†	6.00%	6/15/2030	8,869,000	8,892,592
Kernel Holding SA (Ukraine)†(b)	6.50%	10/17/2024	7,288,000	3,028,164
Kernel Holding SA (Ukraine)†(b)	6.75%	10/27/2027	2,967,000	1,125,175
MHP Lux SA (Luxembourg)†(b)	6.25%	9/19/2029	11,792,000	5,247,440
Total				24,066,600

Airlines 2.10%
Air Canada (Canada)†(b)	3.875%	8/15/2026	12,510,000	11,179,937
Allegiant Travel Co.†	7.25%	8/15/2027	6,432,000	6,396,206
American Airlines Group, Inc.†(f)	3.75%	3/1/2025	11,914,000	10,037,187
American Airlines, Inc.†	11.75%	7/15/2025	19,877,000	21,989,726
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	8,840,146	7,991,404
Azul Investments LLP†	7.25%	6/15/2026	12,030,000	8,571,375
Delta Air Lines, Inc.	3.75%	10/28/2029	10,922,000	8,945,336
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	13,127,471	12,000,478
United Airlines, Inc.†	4.375%	4/15/2026	6,211,000	5,671,202
United Airlines, Inc.†	4.625%	4/15/2029	14,028,000	12,327,105
Total				105,109,956

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date			Principal Amount	Fair Value
Apparel 0.77%
BK LC Lux Finco1 Sarl(d)	5.25%		4/30/2029		EUR	11,500,000	$10,002,580
Crocs, Inc.†	4.125%		8/15/2031			$9,940,000	7,836,631
Kontoor Brands, Inc.†	4.125%		11/15/2029			6,677,000	5,722,607
Levi Strauss & Co.†	3.50%		3/1/2031			13,740,000	11,561,935
William Carter Co. (The)†	5.625%		3/15/2027			3,448,000	3,334,371
Total							38,458,124

Auto Manufacturers 1.75%
Allison Transmission, Inc.†	3.75%		1/30/2031			8,420,000	6,833,462
Ford Motor Co.	3.25%		2/12/2032			30,141,000	23,585,332
Ford Motor Co.	6.10%		8/19/2032			10,457,000	10,197,248
Ford Motor Credit Co. LLC	2.90%		2/10/2029			35,868,000	29,093,790
Ford Motor Credit Co. LLC	4.00%		11/13/2030			6,602,000	5,523,431
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	4.50%		10/1/2027			7,419,000	5,490,060
Wabash National Corp.†	4.50%		10/15/2028			7,894,000	6,717,222
Total							87,440,545

Auto Parts & Equipment 0.11%
American Axle & Manufacturing, Inc.	5.00%		10/1/2029			6,365,000	5,370,469

Banks 0.80%
Goldman Sachs Group, Inc. (The)	3.65% (5 Yr. Treasury CMT + 2.92%)	#	–	(g)		6,309,000	5,129,217
Synovus Financial Corp.	5.90% (USD 5 Yr. Swap rate + 3.38%)	#	2/7/2029			11,205,000	11,106,798
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%)	#	5/6/2031			9,075,000	8,017,428
Texas Capital Bank NA	5.25%		1/31/2026			10,952,000	10,871,725
Wells Fargo & Co.	3.90% (5 Yr. Treasury CMT + 3.45%)	#	–	(g)		5,794,000	5,109,584
Total							40,234,752

Beverages 0.10%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029			5,385,000	5,003,877

Biotechnology 0.25%
Grifols Escrow Issuer SA (Spain)†(b)	4.75%		10/15/2028			14,691,000	12,263,714

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 1.00%
Boise Cascade Co.†	4.875%	7/1/2030	$5,346,000	$4,780,420
Builders FirstSource, Inc.†	4.25%	2/1/2032	5,378,000	4,299,603
Builders FirstSource, Inc.†	6.375%	6/15/2032	10,458,000	9,712,397
Eco Material Technologies, Inc.†	7.875%	1/31/2027	7,139,000	6,668,140
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	6,915,000	5,688,401
SRM Escrow Issuer LLC†	6.00%	11/1/2028	7,171,000	6,515,750
Standard Industries, Inc.†	3.375%	1/15/2031	7,565,000	5,556,382
Victors Merger Corp.†	6.375%	5/15/2029	10,164,000	6,823,500
Total				50,044,593

Chemicals 3.01%
Ashland LLC	6.875%	5/15/2043	6,343,000	6,540,426
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028	7,756,000	6,233,377
ASP Unifrax Holdings, Inc.†	7.50%	9/30/2029	7,049,000	5,165,708
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV†	4.75%	6/15/2027	7,459,000	6,921,654
Braskem Idesa SAPI (Mexico)†(b)	7.45%	11/15/2029	5,887,000	5,092,255
Chemours Co. (The)	5.375%	5/15/2027	5,056,000	4,670,480
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	14,501,000	13,258,981
Element Solutions, Inc.†	3.875%	9/1/2028	6,176,000	5,375,436
EverArc Escrow Sarl (Luxembourg)†(b)	5.00%	10/30/2029	11,433,000	9,812,486
Ingevity Corp.†	3.875%	11/1/2028	12,151,000	10,527,080
Iris Holding, Inc.†	10.00%	12/15/2028	8,772,000	7,728,220
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029	9,252,000	7,805,496
Minerals Technologies, Inc.†	5.00%	7/1/2028	7,013,000	6,333,826
NOVA Chemicals Corp. (Canada)†(b)	4.25%	5/15/2029	12,818,000	10,560,494
Olin Corp.	5.00%	2/1/2030	13,142,000	11,942,697
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,270,000	1,189,397
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	6,357,000	5,462,469
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	6,791,000	5,601,047
SPCM SA (France)†(b)	3.375%	3/15/2030	12,878,000	10,478,378
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	5.125%	4/1/2029	5,086,000	3,616,553
Valvoline, Inc.†	3.625%	6/15/2031	7,654,000	6,175,974
Total				150,492,434

Coal 0.69%
Coronado Finance Pty Ltd. (Australia)†(b)	10.75%	5/15/2026	12,941,000	13,488,016
Peabody Energy Corp.†	6.375%	3/31/2025	2,413,000	2,356,196
SunCoke Energy, Inc.†	4.875%	6/30/2029	12,390,000	10,298,258
Warrior Met Coal, Inc.†	7.875%	12/1/2028	8,491,000	8,350,134
Total				34,492,604

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services 4.67%
AA Bond Co. Ltd.(d)	6.50%	1/31/2026	GBP	4,723,000	$4,870,829
Ahern Rentals, Inc.†	7.375%	5/15/2023		$9,694,000	7,407,185
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,076,000	7,884,412
AMN Healthcare, Inc.†	4.00%	4/15/2029		14,097,000	12,142,875
APi Group DE, Inc.†	4.125%	7/15/2029		7,356,000	5,987,747
APi Group DE, Inc.†	4.75%	10/15/2029		7,587,000	6,295,048
Arena Luxembourg Finance Sarl(d)	1.875%	2/1/2028	EUR	6,338,000	4,924,381
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028		$3,874,000	3,388,142
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029		9,530,000	8,320,881
BCP V Modular Services Finance II PLC(d)	4.75%	11/30/2028	EUR	5,570,000	4,678,989
Block, Inc.	3.50%	6/1/2031		$7,243,000	5,969,210
Gartner, Inc.†	3.75%	10/1/2030		7,589,000	6,518,116
HealthEquity, Inc.†	4.50%	10/1/2029		14,490,000	12,762,647
Hertz Corp. (The)†	4.625%	12/1/2026		7,055,000	6,054,989
Hertz Corp. (The)†	5.00%	12/1/2029		8,482,000	6,837,937
Hertz Corp. (The)	6.00%	1/15/2028		6,517,000	423,605
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		12,843,000	11,746,336
Movida Europe SA (Luxembourg)†(b)	5.25%	2/8/2031		11,271,000	9,188,676
NESCO Holdings II, Inc.†	5.50%	4/15/2029		8,840,000	7,794,758
PeopleCert Wisdom Issuer plc†(d)	5.75%	9/15/2026	EUR	6,753,000	6,550,602
PeopleCert Wisdom Issuer plc(d)	5.75%	9/15/2026	EUR	14,226,000	13,799,623
Port of Newcastle Investments Financing Pty Ltd. (Australia)†(b)	5.90%	11/24/2031		$9,736,000	8,591,921
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		8,881,000	7,654,179
Sabre GLBL, Inc.†	9.25%	4/15/2025		7,670,000	7,566,954
Service Corp. International	3.375%	8/15/2030		15,675,000	12,944,807
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		5,801,000	5,434,551
Sotheby’s†	7.375%	10/15/2027		4,352,000	4,109,485
TransJamaican Highway Ltd. (Jamaica)†(b)	5.75%	10/10/2036		5,271,278	4,485,725
United Rentals North America, Inc.	3.875%	2/15/2031		21,026,000	18,210,093
Williams Scotsman International, Inc.†	4.625%	8/15/2028		5,956,000	5,362,366
ZipRecruiter, Inc.†	5.00%	1/15/2030		7,223,000	6,003,216
Total					233,910,285

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Computers 0.91%
Ahead DB Holdings LLC†	6.625%	5/1/2028		$5,985,000	$5,387,329
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028		6,212,000	5,535,824
Booz Allen Hamilton, Inc.†	4.00%	7/1/2029		4,497,000	3,973,033
Condor Merger Sub, Inc.†	7.375%	2/15/2030		9,491,000	7,935,900
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		18,325,000	16,244,013
Science Applications International Corp.†	4.875%	4/1/2028		6,923,000	6,413,165
Total					45,489,264

Distribution/Wholesale 0.72%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028		8,558,000	7,754,409
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027		6,097,000	5,507,400
H&E Equipment Services, Inc.†	3.875%	12/15/2028		15,068,000	12,749,637
Resideo Funding, Inc.†	4.00%	9/1/2029		11,767,000	9,892,902
Total					35,904,348

Diversified Financial Services 2.79%
AG Issuer LLC†	6.25%	3/1/2028		9,613,000	8,825,879
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027		11,195,000	11,212,856
Armor Holdco, Inc.†	8.50%	11/15/2029		9,503,000	7,886,690
Bread Financial Holdings, Inc.†	4.75%	12/15/2024		6,487,000	5,757,695
Coinbase Global, Inc.†	3.375%	10/1/2028		7,728,000	5,007,093
Coinbase Global, Inc.†	3.625%	10/1/2031		14,744,000	8,999,000
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029		11,047,000	10,032,057
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		11,166,000	9,842,271
Jerrold Finco plc†(d)	5.25%	1/15/2027	GBP	5,266,000	5,376,378
Midcap Financial Issuer Trust†	6.50%	5/1/2028		$13,294,000	11,421,274
Navient Corp.	6.75%	6/25/2025		14,757,000	14,261,386
Navient Corp.	6.75%	6/15/2026		7,450,000	7,077,500
OneMain Finance Corp.	4.00%	9/15/2030		11,325,000	8,458,501
PRA Group, Inc.†	5.00%	10/1/2029		13,169,000	11,364,301
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(b)	6.375%	2/1/2030		10,275,000	8,854,481
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Malta)†(b)	7.875%	5/1/2027		5,716,000	5,282,098
Total					139,659,460

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date			Principal Amount	Fair Value
Electric 2.94%
Calpine Corp.†	3.75%		3/1/2031			$12,155,000	$10,100,258
Calpine Corp.†	4.625%		2/1/2029			5,864,000	4,988,953
Calpine Corp.†	5.00%		2/1/2031			11,188,000	9,380,858
Clearway Energy Operating LLC†	3.75%		2/15/2031			6,572,000	5,498,945
Elwood Energy LLC	8.159%		7/5/2026			3,018,393	3,031,357
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			9,488,000	7,874,338
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			9,515,000	8,815,553
NRG Energy, Inc.†	3.875%		2/15/2032			20,176,000	16,024,990
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025			4,258,991	4,146,724
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			16,732,000	15,108,418
Pike Corp.†	5.50%		9/1/2028			11,324,000	9,378,388
Talen Energy Supply LLC(h)	6.50%		6/1/2025			25,000,000	22,546,875
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%)	#	–	(g)		9,032,000	8,343,400
Vistra Operations Co. LLC†	4.375%		5/1/2029			25,222,000	22,032,804
Total							147,271,861

Electrical Components & Equipment 0.20%
EnerSys†	4.375%		12/15/2027			10,862,000	9,901,039

Electronics 0.42%
Atkore, Inc.†	4.25%		6/1/2031			16,303,000	13,715,958
Imola Merger Corp.†	4.75%		5/15/2029			8,734,000	7,425,947
Total							21,141,905

Energy-Alternate Sources 0.86%
Cullinan Holdco Scsp(d)	4.625%		10/15/2026		EUR	6,449,000	5,495,144
Cullinan Holdco Scsp†(d)	4.625%		10/15/2026		EUR	6,959,000	5,929,711
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(b)	5.625%		11/8/2028			$3,591,000	3,025,418
Sunnova Energy Corp.†	5.875%		9/1/2026			5,699,000	5,267,044
TerraForm Power Operating LLC†	4.75%		1/15/2030			11,460,000	10,162,557
TerraForm Power Operating LLC†	5.00%		1/31/2028			7,871,000	7,225,331
YPF Energia Electrica SA (Argentina)†(b)	10.00%		7/25/2026			7,325,000	6,130,366
Total							43,235,571

Engineering & Construction 0.72%
Arcosa, Inc.†	4.375%		4/15/2029			8,502,000	7,715,905
Dycom Industries, Inc.†	4.50%		4/15/2029			10,867,000	9,714,857
Fluor Corp.	4.25%		9/15/2028			6,842,000	6,205,763
Great Lakes Dredge & Dock Corp.†	5.25%		6/1/2029			7,888,000	6,739,428
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			6,650,000	5,545,687
Total							35,921,640

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 3.85%
ASR Media and Sponsorship SpA(d)	5.125%	8/1/2024	EUR	8,988,364	$8,038,739
Boyne USA, Inc.†	4.75%	5/15/2029		$11,192,000	9,973,608
Caesars Entertainment, Inc.†	4.625%	10/15/2029		18,205,000	14,665,948
CDI Escrow Issuer, Inc.†	5.75%	4/1/2030		13,805,000	12,806,760
Cedar Fair LP	5.25%	7/15/2029		4,885,000	4,453,337
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.375%	4/15/2027		5,313,000	5,020,201
Churchill Downs, Inc.†	4.75%	1/15/2028		14,191,000	12,931,194
Empire Resorts, Inc.†	7.75%	11/1/2026		7,566,000	6,592,255
Everi Holdings, Inc.†	5.00%	7/15/2029		7,310,000	6,575,423
International Game Technology plc†	5.25%	1/15/2029		5,726,000	5,360,309
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		10,469,000	9,307,778
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		8,574,000	7,525,571
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		8,549,000	7,793,824
Loarre Investments Sarl†(d)	6.50%	5/15/2029	EUR	12,607,000	12,268,518
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		$13,399,000	11,780,937
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		11,521,000	10,151,441
Penn Entertainment, Inc.†	4.125%	7/1/2029		6,804,000	5,504,946
Pinewood Finance Co. Ltd.(d)	3.625%	11/15/2027	GBP	3,564,000	3,498,554
Pinewood Finance Co. Ltd.†(d)	3.625%	11/15/2027	GBP	5,640,000	5,536,433
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		$10,700,000	8,303,988
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		11,848,000	10,334,833
WMG Acquisition Corp.†	3.00%	2/15/2031		11,226,000	8,930,900
WMG Acquisition Corp.†	3.75%	12/1/2029		6,203,000	5,311,319
Total					192,666,816

Environmental Control 0.29%
Madison IAQ LLC†	4.125%	6/30/2028		6,000,000	5,153,670
Madison IAQ LLC†	5.875%	6/30/2029		11,148,000	9,190,188
Total					14,343,858

Food 2.38%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,402,000	10,207,466
Bellis Finco plc(d)	4.00%	2/16/2027	GBP	11,100,000	8,582,791
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		$6,605,000	5,789,157
Ingles Markets, Inc.†	4.00%	6/15/2031		16,828,000	14,667,990
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		14,282,000	12,899,217
Performance Food Group, Inc.†	4.25%	8/1/2029		12,582,000	10,789,254
Pilgrim’s Pride Corp.†	4.25%	4/15/2031		8,962,000	7,731,786

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Food (continued)
Post Holdings, Inc.†	4.50%	9/15/2031		$21,699,000	$18,477,566
Post Holdings, Inc.†	4.625%	4/15/2030		7,159,000	6,226,111
Premier Foods Finance plc(d)	3.50%	10/15/2026	GBP	7,387,000	7,614,821
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		$5,674,000	5,172,077
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(b)	6.50%	10/31/2024		1,853,927	278
Ulker Biskuvi Sanayi AS (Turkey)†(b)	6.95%	10/30/2025		4,772,000	3,403,677
US Foods, Inc.†	4.625%	6/1/2030		8,736,000	7,546,550
Total					119,108,741

Food Service 0.15%
Aramark Services, Inc.†	5.00%	2/1/2028		8,329,000	7,674,799

Forest Products & Paper 0.53%
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029		11,789,000	10,309,775
Sylvamo Corp.†	7.00%	9/1/2029		16,871,000	16,051,854
Total					26,361,629

Health Care-Products 0.99%
Avantor Funding, Inc.†	3.875%	11/1/2029		9,044,000	7,837,178
Garden Spinco Corp.†	8.625%	7/20/2030		5,288,000	5,640,101
Hologic, Inc.†	3.25%	2/15/2029		11,415,000	9,752,748
Medline Borrower LP†	3.875%	4/1/2029		31,068,000	26,368,965
Total					49,598,992

Health Care-Services 5.42%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		16,504,000	15,305,780
AHP Health Partners, Inc.†	5.75%	7/15/2029		6,181,000	4,757,948
Air Methods Corp.†	8.00%	5/15/2025		18,980,000	10,613,308
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030		13,168,000	10,863,600
Centene Corp.	2.50%	3/1/2031		4,120,000	3,293,446
Centene Corp.	3.00%	10/15/2030		18,846,000	15,778,531
Centene Corp.	3.375%	2/15/2030		11,584,000	9,949,440
Centene Corp.	4.625%	12/15/2029		25,418,000	23,980,612
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		9,732,000	8,402,949
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		9,623,000	8,183,077
Charles River Laboratories International, Inc.†	4.25%	5/1/2028		9,748,000	8,950,955
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		31,911,000	23,604,567
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		16,076,000	14,197,978
Molina Healthcare, Inc.†	3.875%	11/15/2030		24,076,000	20,877,383
Molina Healthcare, Inc.†	3.875%	5/15/2032		5,764,000	4,969,634
Pediatrix Medical Group, Inc.†	5.375%	2/15/2030		5,673,000	4,842,161

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Select Medical Corp.†	6.25%		8/15/2026	$10,726,000	$10,273,899
Syneos Health, Inc.†	3.625%		1/15/2029	6,224,000	5,269,518
Tenet Healthcare Corp.†	4.25%		6/1/2029	11,046,000	9,544,738
Tenet Healthcare Corp.†	4.375%		1/15/2030	41,525,000	36,385,451
Tenet Healthcare Corp.†	6.125%		10/1/2028	12,037,000	11,059,174
US Acute Care Solutions LLC†	6.375%		3/1/2026	11,208,000	10,028,507
Total					271,132,656

Home Builders 1.02%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		8/1/2029	3,508,000	2,757,897
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		4/1/2030	3,514,000	2,776,835
Century Communities, Inc.†	3.875%		8/15/2029	10,839,000	8,726,371
Forestar Group, Inc.†	3.85%		5/15/2026	6,993,000	5,951,987
KB Home	7.25%		7/15/2030	5,374,000	5,169,116
M/I Homes, Inc.	4.95%		2/1/2028	10,603,000	9,373,039
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		4/1/2029	8,246,000	6,594,491
Tri Pointe Homes, Inc.	5.25%		6/1/2027	10,773,000	9,847,983
Total					51,197,719

Housewares 0.11%
Scotts Miracle-Gro Co. (The)	4.00%		4/1/2031	7,543,000	5,676,108

Insurance 0.58%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	5.875%		11/1/2029	6,310,000	5,435,965
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(b)	11.50%		1/15/2027	11,375,361	11,574,430
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	9,203,000	7,621,377
HUB International Ltd.†	7.00%		5/1/2026	4,718,000	4,628,122
Total					29,259,894

Internet 0.71%
Cablevision Lightpath LLC†	5.625%		9/15/2028	10,294,000	8,410,464
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%		3/1/2029	11,868,000	10,064,302
Millennium Escrow Corp.†	6.625%		8/1/2026	7,985,000	6,492,405
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%		4/30/2027	4,628,000	4,042,882
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028	6,782,000	6,269,143
Total					35,279,196

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.69%
ATI, Inc.	5.125%	10/1/2031	$7,096,000	$6,253,191
Carpenter Technology Corp.	7.625%	3/15/2030	5,409,000	5,340,378
Commercial Metals Co.	4.125%	1/15/2030	5,833,000	5,110,347
Mineral Resources Ltd. (Australia)†(b)	8.00%	11/1/2027	5,126,000	5,121,411
United States Steel Corp.	6.65%	6/1/2037	9,473,000	8,727,712
United States Steel Corp.	6.875%	3/1/2029	4,010,000	3,924,727
Total				34,477,766

Leisure Time 0.25%
Life Time, Inc.†	5.75%	1/15/2026	5,140,000	4,638,747
Lindblad Expeditions LLC†	6.75%	2/15/2027	8,609,000	7,839,786
Total				12,478,533

Lodging 2.16%
Boyd Gaming Corp.†	4.75%	6/15/2031	7,646,000	6,665,401
Full House Resorts, Inc.†	8.25%	2/15/2028	6,057,000	5,536,007
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	11,671,000	10,358,310
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	16,078,000	13,003,082
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	6,424,000	5,554,769
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	5,585,000	5,110,889
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc†	5.00%	6/1/2029	10,836,000	9,603,947
Marriott Ownership Resorts, Inc.†	4.50%	6/15/2029	9,542,000	8,059,029
MGM Resorts International	4.625%	9/1/2026	5,897,000	5,373,199
Studio City Co. Ltd. (Macau)†(b)	7.00%	2/15/2027	6,341,000	5,366,134
Travel and Leisure Co.†	6.625%	7/31/2026	7,260,000	7,048,371
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	11,006,000	9,858,223
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	18,271,000	16,511,320
Total				108,048,681

Machinery-Diversified 0.75%
ATS Automation Tooling Systems, Inc. (Canada)†(b)	4.125%	12/15/2028	10,283,000	9,043,101
Mueller Water Products, Inc.†	4.00%	6/15/2029	11,610,000	10,466,183
SPX FLOW, Inc.†(f)	8.75%	4/1/2030	9,714,000	8,175,302
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	10,844,000	9,882,191
Total				37,566,777

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 4.24%
AMC Networks, Inc.	4.25%	2/15/2029	$20,260,000	$16,564,576
Belo Corp.	7.25%	9/15/2027	11,082,000	10,983,980
Cable One, Inc.†	4.00%	11/15/2030	10,384,000	8,663,527
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	27,691,000	23,321,360
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	38,856,000	33,442,971
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	5,353,000	5,088,026
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	7,207,000	7,008,807
CSC Holdings LLC†	4.125%	12/1/2030	12,464,000	10,117,465
CSC Holdings LLC†	6.50%	2/1/2029	13,271,000	12,227,236
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	11,154,000	10,221,303
DISH DBS Corp.	5.875%	11/15/2024	5,273,000	4,778,445
Gray Escrow II, Inc.†	5.375%	11/15/2031	17,708,000	14,987,874
Nexstar Media, Inc.†	4.75%	11/1/2028	5,836,000	5,288,787
Univision Communications, Inc.†	7.375%	6/30/2030	13,152,000	13,069,800
UPC Broadband Finco BV (Netherlands)†(b)	4.875%	7/15/2031	8,701,000	7,537,111
Virgin Media Finance plc (United Kingdom)†(b)	5.00%	7/15/2030	12,178,000	9,641,201
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.50%	5/15/2029	15,965,000	14,219,866
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	6,285,000	5,177,363
Total				212,339,698

Metal Fabricate-Hardware 0.33%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030	5,112,000	4,951,391
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	12,618,000	11,340,427
Total				16,291,818

Mining 2.47%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	8,908,000	7,866,922
Arconic Corp.†	6.125%	2/15/2028	9,491,000	8,925,468
Bukit Makmur Mandiri Utama PT (Indonesia)(b)	7.75%	2/10/2026	6,211,000	5,419,408
Century Aluminum Co.†	7.50%	4/1/2028	5,525,000	5,054,314
Coeur Mining, Inc.†	5.125%	2/15/2029	19,075,000	13,916,194
Compass Minerals International, Inc.†	4.875%	7/15/2024	5,384,000	5,113,898
Compass Minerals International, Inc.†	6.75%	12/1/2027	11,682,000	11,140,948
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	14,869,000	12,147,229
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	6.125%	4/15/2032	6,840,000	6,331,720
Hecla Mining Co.	7.25%	2/15/2028	12,225,000	11,681,084
Hudbay Minerals, Inc. (Canada)†(b)	4.50%	4/1/2026	6,259,000	5,689,431
Minsur SA (Peru)†(b)	4.50%	10/28/2031	6,662,000	5,758,400
Mirabela Nickel Ltd.	1.00%	9/10/2044	51,005	5	(e)

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Mining (continued)
Novelis Corp.†	3.875%	8/15/2031		$10,572,000	$8,551,585
Taseko Mines Ltd. (Canada)†(b)	7.00%	2/15/2026		12,417,000	10,262,349
Vedanta Resources Finance II plc (United Kingdom)†(b)	8.95%	3/11/2025		7,260,000	5,613,556
Total					123,472,511

Miscellaneous Manufacturing 0.50%
Amsted Industries, Inc.†	4.625%	5/15/2030		8,858,000	7,873,699
Ctec II GmbH†(d)	5.25%	2/15/2030	EUR	6,297,000	4,762,652
LSB Industries, Inc.†	6.25%	10/15/2028		$13,212,000	12,247,458
Total					24,883,809

Oil & Gas 12.76%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		12,746,000	12,762,570
Antero Resources Corp.†	7.625%	2/1/2029		2,869,000	2,921,790
Apache Corp.	4.75%	4/15/2043		14,923,000	11,773,385
Apache Corp.	5.10%	9/1/2040		13,612,000	11,585,786
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029		6,571,000	5,927,666
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027		14,307,000	14,653,015
Berry Petroleum Co. LLC†	7.00%	2/15/2026		12,109,000	11,395,780
California Resources Corp.†	7.125%	2/1/2026		13,997,000	13,780,676
Callon Petroleum Co.	6.375%	7/1/2026		9,172,000	8,542,709
Callon Petroleum Co.†	7.50%	6/15/2030		7,151,000	6,622,720
Callon Petroleum Co.†	8.00%	8/1/2028		12,565,000	12,075,405
Canacol Energy Ltd. (Canada)†(b)	5.75%	11/24/2028		9,057,000	7,791,132
Centennial Resource Production LLC†	5.375%	1/15/2026		15,481,000	14,340,756
Centennial Resource Production LLC†	6.875%	4/1/2027		14,218,000	13,677,157
Chord Energy Corp.†	6.375%	6/1/2026		11,187,000	10,867,499
Civitas Resources, Inc.†	5.00%	10/15/2026		14,662,000	13,671,836
CNX Resources Corp.†	6.00%	1/15/2029		8,912,000	8,391,241
Colgate Energy Partners III LLC†	5.875%	7/1/2029		23,555,000	21,863,987
Comstock Resources, Inc.†	5.875%	1/15/2030		12,253,000	11,225,632
Comstock Resources, Inc.†	6.75%	3/1/2029		8,634,000	8,256,262
Crescent Energy Finance LLC†	7.25%	5/1/2026		16,103,000	15,429,814
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029		9,186,000	8,450,865
Earthstone Energy Holdings LLC†	8.00%	4/15/2027		13,030,000	12,711,677
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028		16,201,000	15,449,409
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028		13,223,000	13,066,969
Geopark Ltd. (Colombia)†(b)	5.50%	1/17/2027		9,960,000	8,665,810
Gulfport Energy Operating Corp.†	8.00%	5/17/2026		18,522,489	18,672,150
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031		10,149,000	9,214,025

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Kosmos Energy Ltd.†	7.50%	3/1/2028	$9,773,000	$8,457,261
Laredo Petroleum, Inc.†(f)	7.75%	7/31/2029	10,693,000	10,256,512
Laredo Petroleum, Inc.	10.125%	1/15/2028	16,524,000	16,710,354
Matador Resources Co.	5.875%	9/15/2026	18,841,000	18,464,934
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	9,265,000	7,759,391
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	8,947,000	8,333,191
Murphy Oil Corp.	6.375%	7/15/2028	8,096,000	7,983,708
Nabors Industries, Inc.	5.75%	2/1/2025	5,912,000	5,459,584
Nabors Industries, Inc.†	7.375%	5/15/2027	7,195,000	6,955,371
Occidental Petroleum Corp.	6.125%	1/1/2031	44,608,000	46,423,054
Occidental Petroleum Corp.	6.45%	9/15/2036	4,649,000	4,974,291
Occidental Petroleum Corp.	7.50%	5/1/2031	3,649,000	4,114,941
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	9,394,000	7,955,923
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	15,722,000	15,289,645
Penn Virginia Holdings LLC†	9.25%	8/15/2026	6,555,000	6,443,893
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	10,334,000	9,508,417
Range Resources Corp.†	4.75%	2/15/2030	7,461,000	6,922,167
Range Resources Corp.	4.875%	5/15/2025	4,699,000	4,566,559
Range Resources Corp.	8.25%	1/15/2029	5,654,000	5,942,043
Rockcliff Energy II LLC†	5.50%	10/15/2029	12,083,000	11,180,334
SierraCol Energy Andina LLC†	6.00%	6/15/2028	11,321,000	8,341,652
SM Energy Co.	5.625%	6/1/2025	55,000	53,577
SM Energy Co.	6.625%	1/15/2027	9,804,000	9,572,528
SM Energy Co.	6.75%	9/15/2026	11,847,000	11,667,281
Southwestern Energy Co.	5.375%	2/1/2029	11,282,000	10,684,223
Southwestern Energy Co.	5.70%	1/23/2025	5,757,000	5,763,908
Southwestern Energy Co.	8.375%	9/15/2028	10,515,000	11,079,445
Tap Rock Resources LLC†	7.00%	10/1/2026	8,331,000	7,812,771
Tullow Oil plc (United Kingdom)†(b)	10.25%	5/15/2026	8,349,000	7,774,547
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	16,801,000	16,340,569
Viper Energy Partners LP†	5.375%	11/1/2027	12,224,000	11,722,694
Total				638,302,491

Oil & Gas Services 1.06%
Bristow Group, Inc.†	6.875%	3/1/2028	5,693,000	5,288,626
Oceaneering International, Inc.	6.00%	2/1/2028	16,681,000	14,263,595
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	12,859,000	11,907,434
Weatherford International Ltd.†	6.50%	9/15/2028	8,887,000	8,389,106
Weatherford International Ltd.†	8.625%	4/30/2030	6,364,000	5,763,581
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	7,713,000	7,437,993
Total				53,050,335

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Packaging & Containers 1.28%
Ball Corp.	2.875%		8/15/2030	$12,680,000	$10,302,373
Graphic Packaging International LLC†	3.50%		3/15/2028	2,107,000	1,857,832
Graphic Packaging International LLC†	3.50%		3/1/2029	8,969,000	7,720,246
LABL, Inc.†	6.75%		7/15/2026	8,347,000	7,942,045
Mauser Packaging Solutions Holding Co.†	5.50%		4/15/2024	7,635,000	7,400,628
Pactiv LLC	7.95%		12/15/2025	8,754,000	8,160,785
Sealed Air Corp.†	5.00%		4/15/2029	3,638,000	3,462,612
Sealed Air Corp.†	6.875%		7/15/2033	11,508,000	11,761,349
Silgan Holdings, Inc.	4.125%		2/1/2028	6,155,000	5,642,658
Total					64,250,528

Pharmaceuticals 3.33%
180 Medical, Inc.†	3.875%		10/15/2029	19,790,000	17,259,040
BellRing Brands, Inc.†	7.00%		3/15/2030	6,147,000	5,877,638
DT Midstream, Inc.†	4.125%		6/15/2029	10,060,000	8,851,794
Hess Midstream Operations LP†	5.125%		6/15/2028	5,824,000	5,417,922
Jazz Securities DAC (Ireland)†(b)	4.375%		1/15/2029	34,267,000	30,949,612
Option Care Health, Inc.†	4.375%		10/31/2029	14,860,000	13,091,437
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	20,284,000	18,227,101
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031	20,322,000	17,807,356
Owens & Minor, Inc.†	4.50%		3/31/2029	11,443,000	9,768,203
Owens & Minor, Inc.†	6.625%		4/1/2030	9,987,000	9,239,773
Perrigo Finance Unlimited Co. (Ireland)(b)	4.40%		6/15/2030	21,957,000	19,053,845
PRA Health Sciences, Inc.†	2.875%		7/15/2026	2,914,000	2,597,787
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	5.125%		5/9/2029	9,543,000	8,357,127
Total					166,498,635

Pipelines 3.41%
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028	5,582,000	5,299,718
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029	7,460,000	6,848,989
Buckeye Partners LP	3.95%		12/1/2026	12,394,000	11,023,193
Buckeye Partners LP	4.125%		12/1/2027	7,654,000	6,780,853
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	9,406,000	7,711,091
Cheniere Energy Partners LP	3.25%		1/31/2032	25,044,000	20,079,277
Cheniere Energy, Inc.	4.625%		10/15/2028	8,888,000	8,576,920
CNX Midstream Partners LP†	4.75%		4/15/2030	9,074,000	7,673,700
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	12,891,000	11,422,586
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	8.00%		4/1/2029	12,189,000	12,101,197

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	$8,974,000	$8,396,344
EnLink Midstream LLC†	6.50%	9/1/2030	6,951,000	6,923,752
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%	4/15/2027	463,000	453,054
Kinetik Holdings LP†	5.875%	6/15/2030	11,380,000	10,839,735
Northriver Midstream Finance LP (Canada)†(b)	5.625%	2/15/2026	7,831,000	7,529,232
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029	6,807,000	5,948,637
Venture Global Calcasieu Pass LLC†	3.875%	11/1/2033	9,820,000	8,175,150
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	7,589,000	6,597,357
Western Midstream Operating LP	4.30%	2/1/2030	14,321,000	12,944,752
Western Midstream Operating LP	5.50%	2/1/2050	6,394,000	5,544,909
Total				170,870,446

Real Estate 0.85%
Howard Hughes Corp. (The)†	4.375%	2/1/2031	2,820,000	2,259,102
Howard Hughes Corp. (The)†	5.375%	8/1/2028	6,370,000	5,678,600
Hunt Cos., Inc.†	5.25%	4/15/2029	12,837,000	10,865,044
Kennedy-Wilson, Inc.	4.75%	3/1/2029	5,740,000	4,797,406
Kennedy-Wilson, Inc.	5.00%	3/1/2031	7,116,000	5,861,983
Logan Group Co. Ltd. (China)(b)	4.50%	1/13/2028	10,233,000	1,720,977
Logan Group Co. Ltd. (China)(b)	5.25%	2/23/2023	6,428,000	1,148,254
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029	5,752,000	5,067,356
Shimao Group Holdings Ltd. (Hong Kong)(b)	5.20%	1/16/2027	18,891,000	2,571,922
Sunac China Holdings Ltd. (China)(b)(h)	5.95%	4/26/2024	9,969,000	1,495,350
Sunac China Holdings Ltd. (China)(b)	6.50%	1/10/2025	5,883,000	867,742
Zhenro Properties Group Ltd. (China)(b)(h)	7.35%	2/5/2025	9,700,000	426,592
Total				42,760,328

REITS 1.25%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	11,038,000	9,596,217
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	12,765,000	10,283,931
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	6,061,000	5,310,878
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	6,651,000	5,644,894
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	2,466,000	2,269,509
SBA Communications Corp.	3.875%	2/15/2027	17,524,000	15,986,479
VICI Properties LP/VICI Note Co., Inc.†	4.125%	8/15/2030	5,709,000	5,027,682
XHR LP†	4.875%	6/1/2029	9,731,000	8,598,716
Total				62,718,306

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail 4.64%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	3.50%		2/15/2029		$12,363,000	$10,639,845
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.00%		10/15/2030		14,876,000	12,091,510
Afflelou SAS(d)	4.25%		5/19/2026	EUR	3,248,000	2,996,424
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		$7,103,000	5,280,405
Beacon Roofing Supply, Inc.†	4.125%		5/15/2029		9,429,000	7,909,280
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%		4/15/2029		8,860,000	7,705,597
BlueLinx Holdings, Inc.†	6.00%		11/15/2029		10,630,000	9,021,309
Carrols Restaurant Group, Inc.†	5.875%		7/1/2029		8,425,000	6,330,735
CEC Entertainment LLC†	6.75%		5/1/2026		6,647,000	6,057,511
Dutch Lion BV†(d)	11.25%		6/15/2020	EUR	9,152,880	920	(i)
Foundation Building Materials, Inc.†	6.00%		3/1/2029		$7,460,000	6,028,970
Gap, Inc. (The)†	3.875%		10/1/2031		7,341,000	5,101,995
Golden Goose SpA†(d)	5.196% (3 Mo. EURIBOR + 4.88%)	#	5/14/2027	EUR	5,874,000	5,252,972
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$7,645,000	4,867,405
Group 1 Automotive, Inc.†	4.00%		8/15/2028		7,882,000	6,747,031
LBM Acquisition LLC†	6.25%		1/15/2029		7,878,000	5,898,658
LCM Investments Holdings II LLC†	4.875%		5/1/2029		8,461,000	7,075,844
Murphy Oil USA, Inc.†	3.75%		2/15/2031		14,815,000	12,537,564
Murphy Oil USA, Inc.	4.75%		9/15/2029		5,530,000	5,068,548
Nordstrom, Inc.	4.375%		4/1/2030		4,917,000	3,753,662
Papa John’s International, Inc.†	3.875%		9/15/2029		11,981,000	10,259,810
Park River Holdings, Inc.†	5.625%		2/1/2029		8,542,000	6,206,322
Park River Holdings, Inc.†	6.75%		8/1/2029		7,240,000	5,417,769
Party City Holdings, Inc.†	6.625%		8/1/2026		8,500,000	4,037,500
Party City Holdings, Inc.†	8.75%		2/15/2026		7,307,000	4,797,776
Penske Automotive Group, Inc.	3.75%		6/15/2029		6,173,000	5,229,766
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		9,983,000	8,913,870
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		5,807,000	5,480,327
Punch Finance plc†(d)	6.125%		6/30/2026	GBP	5,001,000	5,084,014
Rite Aid Corp.†	8.00%		11/15/2026		$6,350,000	5,186,299
SRS Distribution, Inc.†	4.625%		7/1/2028		10,250,000	9,086,842
SRS Distribution, Inc.†	6.00%		12/1/2029		9,609,000	7,837,845
Stonegate Pub Co. Financing 2019 plc(d)	8.25%		7/31/2025	GBP	5,019,000	5,345,565
Wendy’s International LLC	7.00%		12/15/2025		$5,091,000	5,218,937
White Cap Buyer LLC†	6.875%		10/15/2028		9,259,000	8,127,714
Yum! Brands, Inc.	5.35%		11/1/2043		6,325,000	5,510,593
Total						232,107,134

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011		$10,000,000	$1,000	(i)

Semiconductors 0.90%
Entegris Escrow Corp.†	4.75%	4/15/2029		5,467,000	5,035,490
Entegris, Inc.†	3.625%	5/1/2029		13,362,000	11,274,922
ON Semiconductor Corp.†	3.875%	9/1/2028		18,515,000	16,546,948
Synaptics, Inc.†	4.00%	6/15/2029		14,300,000	12,347,764
Total					45,205,124

Software 1.74%
Elastic NV†	4.125%	7/15/2029		14,053,000	11,915,539
Minerva Merger Sub, Inc.†	6.50%	2/15/2030		6,008,000	5,108,362
MSCI, Inc.†	3.25%	8/15/2033		6,713,000	5,339,185
MSCI, Inc.†	3.625%	11/1/2031		7,218,000	6,024,808
MSCI, Inc.†	3.875%	2/15/2031		12,470,000	10,707,208
PTC, Inc.†	4.00%	2/15/2028		6,996,000	6,408,126
ROBLOX Corp.†	3.875%	5/1/2030		12,357,000	10,329,347
Rocket Software, Inc.†	6.50%	2/15/2029		4,213,000	3,249,992
SS&C Technologies, Inc.†	5.50%	9/30/2027		5,333,000	5,059,817
Twilio, Inc.	3.625%	3/15/2029		6,259,000	5,233,306
Twilio, Inc.	3.875%	3/15/2031		15,183,000	12,276,670
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%	2/1/2029		6,321,000	5,484,379
Total					87,136,739

Telecommunications 3.16%
Altice France SA (France)†(b)	5.125%	7/15/2029		29,195,000	22,214,767
Altice France SA (France)†(b)	8.125%	2/1/2027		12,373,000	11,790,108
CommScope, Inc.†	7.125%	7/1/2028		6,976,000	5,749,584
CT Trust (Guatemala)†(b)	5.125%	2/3/2032		5,671,000	4,902,653
Frontier Communications Holdings LLC†	5.875%	10/15/2027		14,943,000	13,966,027
Frontier Communications Holdings LLC†	6.00%	1/15/2030		9,590,000	7,919,038
Lumen Technologies, Inc.†	4.00%	2/15/2027		10,626,000	9,256,202
Maxar Technologies, Inc.†	7.75%	6/15/2027		5,394,000	5,359,937
PLT VII Finance Sarl(d)	4.625%	1/5/2026	EUR	5,775,000	5,361,790
Sprint Capital Corp.	6.875%	11/15/2028		$45,063,000	47,641,956
VF Ukraine PAT via VFU Funding plc (Ukraine)†(b)	6.20%	2/11/2025		14,567,000	7,740,904
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031		13,780,000	11,359,888
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028		5,431,000	4,676,612
Total					157,939,466

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.21%
Station Casinos LLC†	4.625%	12/1/2031	$12,374,000	$10,358,647

Transportation 0.38%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	7,712,000	6,025,244
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029	10,124,000	8,352,300
Watco Cos. LLC/Watco Finance Corp.†	6.50%	6/15/2027	4,899,000	4,703,432
Total				19,080,976

Trucking & Leasing 0.20%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028	11,481,000	9,787,553

Water 0.10%
Aegea Finance Sarl (Luxembourg)†(b)	6.75%	5/20/2029	5,014,000	4,919,288
Total Corporate Bonds (cost $4,985,756,080)				4,469,396,731

FLOATING RATE LOANS(j) 2.35%

Aerospace 0.22%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%)	3/6/2024	3,856,855	3,631,866
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%	3/6/2025	7,389,663	7,204,921
Total				10,836,787

Consumer Non-Durables 0.07%
Anastasia Parent, LLC 2018 Term Loan B	6.00% (3 Mo. LIBOR + 3.75%)	8/11/2025	4,345,876	3,563,618

Diversified Capital Goods 0.10%
Tank Holding Corp. 2022 Term Loan	8.305% (1 Mo. SOFR + 5.75%)	3/31/2028	5,357,800	5,160,258

Energy 0.24%
Ulterra Drilling Technologies, LP Term Loan B	7.774% (1 M0. LIBOR + 5.25%)	11/26/2025	12,747,719	12,277,710

Energy: Exploration & Production 0.11%
Kestrel Acquisition, LLC 2018 Term Loan B	6.78% (1 Mo. LIBOR + 4.25%)	6/2/2025	5,797,758	5,465,285

Gaming/Leisure 0.10%
Equinox Holdings, Inc. 2020 Term Loan B2	11.25% (3 Mo. LIBOR + 9.00%)	3/8/2024	5,717,311	5,088,407

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Healthcare 0.09%
Maravai Intermediate Holdings, LLC 2022 Term Loan B	–	(k)	10/19/2027		$4,387,136	$4,340,545

Information Technology 0.52%
Epicor Software Corporation 2020 Term Loan	5.774% (1 Mo. LIBOR + 3.25%)		7/30/2027		8,723,922	8,493,567
Proofpoint, Inc. 1st Lien Term Loan	6.32% (3 Mo. LIBOR + 3.25%)		8/31/2028		8,723,341	8,420,205
Riverbed Technology, Inc. 2021 Exit PIK Term Loan PIK 2.00%	7.63% (3 Mo. LIBOR + 6.00%)		12/7/2026		18,941,850	9,021,056
Total						25,934,828

Integrated Energy 0.21%
CPV Shore Holdings, LLC Term Loan	6.28% (1 Mo. LIBOR + 3.75%)		12/29/2025		5,678,024	5,242,008
Oregon Clean Energy, LLC Term Loan	6.274% (1 Mo. LIBOR + 3.75%)		3/1/2026		5,586,513	5,461,794
Total						10,703,802

Machinery 0.12%
CMBF LLC Term Loan	8.38% (1 Mo. LIBOR + 6.00%)		8/2/2028		6,078,202	5,835,074

Manufacturing 0.06%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(d)(h)	4.75% (6 Mo. EURIBOR + 4.75%)		7/3/2026	EUR	3,719,849	2,832,894

Metals/Minerals 0.19%
Peabody Energy Corporation 2018 Term Loan	5.205% (1 Mo. LIBOR + 5.75%)		3/31/2025		$10,054,484	9,611,483

Personal & Household Products 0.03%
Britax Child Safety, Inc. Junior Term Loan PIK 12.00%	Zero Coupon		3/31/2025		1,479,153	1,250,772	(l)
FGI Operating Company, LLC Exit Term Loan(h)	12.25% (3 Mo. LIBOR + 10.00%)		5/16/2023		637,334	79,986	(l)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2(h)	–	(k)	6/30/2025		77	47
Total						1,330,805

Retail 0.03%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	10.806% (3 Mo. LIBOR + 8.00%)		9/10/2027		1,389,683	1,366,232

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Utility 0.26%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (3 Mo. LIBOR + 1.50%)		7/28/2028	$1,193,718	$328,272
Frontera Generation Holdings LLC 2021 Term Loan	15.25% (3 Mo. LIBOR + 13.00%)		7/28/2026	1,233,060	1,214,564
Parkway Generation, LLC Term Loan B	7.274% (1 Mo. LIBOR + 4.75%)		2/18/2029	5,544,320	5,445,576
Parkway Generation, LLC Term Loan C	7.274% (1 Mo. LIBOR + 4.75%)		2/18/2029	778,154	763,891
USIC Holdings, Inc. 2021 2nd Lien Term Loan	9.024% (1 Mo. LIBOR + 6.50%)		5/14/2029	5,759,905	5,356,712
Total					13,109,015
Total Floating Rate Loans (cost $126,878,638)					117,456,743

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.06%

Sri Lanka
Sri Lanka Government International Bond†(h) (cost $8,235,921)	5.875%		7/25/2022	8,645,000	3,172,155

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.26%
BFLD 2019-DPLO F†	4.931% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	13,940,000	13,068,623
Credit Suisse Mortgage Capital Certificates Trust 2021-BPNY A†	6.106% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	10,000,000	9,782,634
Great Wolf Trust 2019-WOLF E†	5.123% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	7,743,000	7,374,970
Great Wolf Trust 2019-WOLF F†	5.522% (1 Mo. LIBOR + 3.13%)	#	12/15/2036	4,399,000	4,158,482
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	11.891% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	20,000,000	19,126,300
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 E†	6.241% (1 Mo. LIBOR + 3.85%)	#	3/15/2036	9,800,000	9,323,400
Total Non-Agency Commercial Mortgage-Backed Securities (cost $65,227,335)					62,834,409

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.14%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon		74,612	$1,877,723
ACBL Holdings Corp. Series B	Zero Coupon		102,014	4,973,182
Total Preferred Stocks (cost $4,415,650)				6,850,905

	Exercise Price	Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	26,319	16,449

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	–		56,246	175,769
Total Warrants (cost $302,137)				192,218
Total Long-Term Investments (cost $5,401,047,754)				4,866,980,824

			Shares

SHORT-TERM INVESTMENTS 0.06%

Money Market Funds 0.06%
Fidelity Government Portfolio(m) (cost $2,931,288)			2,931,288	2,931,288

Time Deposits 0.00%
CitiBank N.A.(m) (cost $325,699)			325,699	325,699
Total Short-Term Investments (cost $3,256,987)				3,256,987
Total Investments in Securities 97.33% (cost $5,404,304,741)				4,870,237,811
Other Assets and Liabilities – Net(n) 2.67%				133,378,561
Net Assets 100.00%				$5,003,616,372

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $3,481,514,417, which represents 69.58% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Principal Amount is less than $1.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(k)	Interest rate to be determined.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX. NA.HY.38(4)(5)	Bank of America	5.00%	6/20/2027	$160,642,350	$1,541,086	$(1,968,328)	$(3,509,414)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,509,414.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Goldman Sachs	3.000%	11/17/2059	$5,460,000	$(811,180)	$(40,634)	$(851,814)
Markit CMBX.NA.BBB-.10	Merrill Lynch	3.000%	11/17/2059	10,000,000	(1,641,251)	81,151	(1,560,100)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	14,169,000	(1,790,095)	(420,410)	(2,210,505)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,607,000	(447,090)	(115,638)	(562,728)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,212,000	(911,156)	(213,988)	(1,125,144)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,545,000	(994,314)	243,736	(750,578)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,430,000	(947,166)	215,579	(731,587)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,350,000	(555,227)	(163,148)	(718,375)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,050,000	(456,381)	(212,451)	(668,832)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	8,290,000	(636,890)	(732,152)	(1,369,042)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	5,125,000	(1,112,742)	266,380	(846,362)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	1,000,000	(142,474)	(22,670)	(165,144)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	2,630,000	(291,416)	(142,912)	(434,328)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	7,679,000	(821,855)	(446,284)	(1,268,139)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	12,815,000	(1,755,865)	(360,452)	(2,116,317)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	20,210,000	(1,564,426)	(1,773,129)	(3,337,555)
					$(14,879,528)	$(3,837,022)	$(18,716,550)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $806,846. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $4,643,868.
(4)	Includes upfront payments (received) paid.

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Toronto Dominion Bank	9/12/2022	4,276,000	$4,270,518	$4,299,977	$29,459
British pound	Sell	Bank of America	9/8/2022	2,500,000	3,014,370	2,904,569	109,801
British pound	Sell	Bank of America	9/8/2022	1,902,000	2,302,072	2,209,796	92,276
British pound	Sell	J.P. Morgan	9/8/2022	51,325,000	64,394,141	59,630,794	4,763,347
British pound	Sell	Morgan Stanley	9/8/2022	761,000	922,826	884,151	38,675
British pound	Sell	State Street Bank and Trust	9/8/2022	1,431,000	1,726,235	1,662,575	63,660
British pound	Sell	State Street Bank and Trust	9/8/2022	1,838,000	2,246,101	2,135,439	110,662
Canadian dollar	Sell	J.P. Morgan	10/20/2022	974,000	762,932	741,386	21,546
Canadian dollar	Sell	Morgan Stanley	10/20/2022	6,885,000	5,370,131	5,240,703	129,428
Canadian dollar	Sell	Morgan Stanley	10/20/2022	1,607,000	1,257,614	1,223,211	34,403
Canadian dollar	Sell	Standard Chartered Bank	10/20/2022	7,752,000	6,015,084	5,900,643	114,441
Euro	Sell	Bank of America	9/12/2022	2,155,000	2,196,639	2,167,084	29,555
Euro	Sell	Bank of America	9/12/2022	761,000	774,337	765,267	9,070
Euro	Sell	Morgan Stanley	9/12/2022	6,552,000	6,903,170	6,588,739	314,431
Euro	Sell	Morgan Stanley	9/12/2022	586,000	602,128	589,286	12,842
Euro	Sell	Morgan Stanley	9/12/2022	591,000	597,282	594,314	2,968
Euro	Sell	State Street Bank and Trust	9/12/2022	93,644,000	100,877,624	94,169,096	6,708,528
Euro	Sell	State Street Bank and Trust	9/12/2022	1,096,000	1,159,435	1,102,146	57,289
Euro	Sell	State Street Bank and Trust	9/12/2022	88,000	89,839	88,493	1,346
Euro	Sell	State Street Bank and Trust	9/12/2022	3,209,000	3,291,481	3,226,994	64,487
Euro	Sell	State Street Bank and Trust	9/12/2022	3,185,000	3,234,158	3,202,859	31,299
Euro	Sell	State Street Bank and Trust	9/12/2022	4,375,000	4,470,550	4,399,532	71,018
Euro	Sell	State Street Bank and Trust	9/12/2022	2,000,000	2,048,677	2,011,215	37,462
Euro	Sell	Toronto Dominion Bank	9/12/2022	5,530,000	5,904,594	5,561,009	343,585
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$13,191,578

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	9/8/2022	1,677,000	$2,031,070	$1,948,385	$(82,685)
British pound	Buy	Bank of America	9/8/2022	610,000	734,885	708,715	(26,170)
British pound	Buy	Bank of America	9/8/2022	9,718,000	11,502,750	11,290,639	(212,111)
British pound	Buy	Morgan Stanley	9/8/2022	1,315,000	1,579,726	1,527,803	(51,923)
British pound	Buy	Morgan Stanley	9/8/2022	178,000	211,322	206,805	(4,517)
British pound	Buy	Morgan Stanley	9/8/2022	450,000	541,687	522,822	(18,865)
British pound	Buy	Morgan Stanley	9/8/2022	500,000	608,696	580,914	(27,782)
British pound	Buy	Morgan Stanley	9/8/2022	2,500,000	3,021,860	2,904,569	(117,291)
British pound	Buy	State Street Bank and Trust	9/8/2022	625,000	759,683	726,142	(33,541)
British pound	Buy	Toronto Dominion Bank	9/8/2022	1,716,000	1,993,898	1,993,696	(202)
Canadian dollar	Buy	Morgan Stanley	10/20/2022	1,476,000	1,126,957	1,123,497	(3,460)
Canadian dollar	Buy	Standard Chartered Bank	10/20/2022	472,000	364,293	359,275	(5,018)
Canadian dollar	Buy	State Street Bank and Trust	10/20/2022	744,000	575,301	566,316	(8,985)
Canadian dollar	Buy	Toronto Dominion Bank	10/20/2022	2,097,000	1,596,361	1,596,188	(173)
Euro	Buy	Morgan Stanley	9/12/2022	4,125,000	4,254,534	4,148,130	(106,404)
Euro	Buy	Morgan Stanley	9/12/2022	11,075,000	11,331,736	11,137,102	(194,634)
Euro	Buy	Morgan Stanley	9/12/2022	1,430,000	1,438,152	1,438,019	(133)
Euro	Buy	State Street Bank and Trust	9/12/2022	327,000	342,768	328,834	(13,934)
Euro	Buy	Toronto Dominion Bank	9/12/2022	3,544,000	3,718,644	3,563,873	(154,771)
Euro	Buy	Toronto Dominion Bank	9/12/2022	7,550,000	7,594,087	7,592,336	(1,751)
Euro	Sell	Morgan Stanley	9/12/2022	2,700,000	2,714,413	2,715,140	(727)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,065,077)

Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bund	September 2022	294	Short	EUR	(44,421,937)	EUR	(43,718,538)	$923,305
U.S. 10-Year Ultra Treasury Bond	December 2022	744	Short		$(93,941,153)		$(93,139,500)	801,653
U.S. 5-Year Treasury Bond	December 2022	4,079	Short		(453,948,275)		(452,036,057)	1,912,218
U.S. Long Bond	December 2022	1,316	Short		(180,499,608)		(178,770,375)	1,729,233
Total Unrealized Appreciation on Futures Contracts								$5,366,409

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Bond	December 2022	1,776	Long		$209,253,854		$207,625,500	$(1,628,354)
U.S. 2-Year Treasury Note	December 2022	1,307	Long		272,785,212		272,284,861	(500,351)
U.S. Ultra Treasury Bond	December 2022	761	Long		114,005,110		113,769,500	(235,610)
Total Unrealized Depreciation on Futures Contracts								$(2,364,315)

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2022

Reverse Repurchase Agreement Payable as of August 31, 2022.

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$198,625	$227,009 Principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $191,248 Fair Value	(10.00%)	07/25/2022	On Demand	$197,523

Barclays Bank plc	3,321,202	3,496,073 Principal, Laredo Petroleum at 7.75% due 7/31/2029, $3,353,363 Fair Value	(5.00%)	08/09/2022	On Demand	3,311,976
Barclays Bank plc	926,625	1,059,000 Principal, SPX FLOW, Inc. at 8.75% Due 4/1/2030, $891,254 Fair Value	(10.00%)	08/12/2022	On Demand	923,536
Total						$4,433,035

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $1,102, $9,226 and $3,089 respectively.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$31,681,604	$–	$31,681,604
Common Stocks
Auto Components	–	1,675,758	–	1,675,758
Electric-Generation	–	27,382	–	27,382
Machinery	5,108,589	148,440	–	5,257,029
Miscellaneous Financials	–	–	3,371,501	3,371,501
Personal Products	–	6,716,699	135,419	6,852,118
Specialty Retail	–	488,847	2,596,118	3,084,965
Transportation Infrastructure	–	–	433,427	433,427
Remaining Industries	113,365,709	–	–	113,365,709
Convertible Bonds	–	36,249,667	–	36,249,667
Convertible Preferred Stocks	5,078,502	–	–	5,078,502
Corporate Bonds
Mining	–	123,472,506	5	123,472,511
Retail	–	232,106,214	920	232,107,134
Savings & Loans	–	–	1,000	1,000
Remaining Industries	–	4,113,816,086	–	4,113,816,086
Floating Rate Loans
Personal & Household Products	–	47	1,330,758	1,330,805
Remaining Industries	–	116,125,938	–	116,125,938

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND August 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$–	$3,172,155	$–	$3,172,155
Non-Agency Commercial Mortgage-Backed Securities	–	62,834,409	–	62,834,409
Preferred Stocks	–	6,850,905	–	6,850,905
Warrants	–	192,218	–	192,218
Short-Term Investments
Money Market Funds	2,931,288	–	–	2,931,288
Time Deposits	–	325,699	–	325,699
Total	$126,484,088	$4,735,884,574	$7,869,149	$4,870,237,811
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,509,414)	–	(3,509,414)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(18,716,550)	–	(18,716,550)
Forward Foreign Currency Exchange Contracts
Assets	–	13,191,578	–	13,191,578
Liabilities	–	(1,065,077)	–	(1,065,077)
Futures Contracts
Assets	5,366,409	–	–	5,366,409
Liabilities	(2,364,315)	–	–	(2,364,315)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(4,433,035)	–	(4,433,035)
Total	$3,002,094	$(14,532,498)	$–	$(11,530,404)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.32%

ASSET-BACKED SECURITIES 9.77%

Automobiles 2.57%

Avis Budget Rental Car Funding AESOP LLC 2021-1A D†	3.71%		8/20/2027	$12,750,000	$10,836,626
Carvana Auto Receivables Trust 2019-4A E†	4.70%		10/15/2026	7,250,000	7,092,011
Exeter Automobile Receivables Trust 2020-3A E†	3.44%		8/17/2026	7,500,000	7,287,476
Exeter Automobile Receivables Trust 2020-3A F†	5.56%		6/15/2027	6,900,000	6,780,687
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000,000	3,964,433
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	5,000,000	4,593,384
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%		8/15/2028	8,452,000	8,455,322
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%		8/15/2028	3,100,000	3,005,783
Santander Drive Auto Receivables Trust 2022-5 B	4.43%		3/15/2027	11,275,000	11,224,398
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	4,150,000	3,832,551
Total					67,072,671

Credit Card 0.32%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028	4,000,000	3,760,617
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831,000	2,811,967	(a)
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844,000	1,842,555
Total					8,415,139

Other 6.88%
AMMC CLO Ltd. 2020-23A DR†	5.79% (3 Mo. LIBOR + 3.05%)	#	10/17/2031	4,500,000	4,271,010
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	3.791% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	8,470,000	8,112,672
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	7,135,000	6,449,407	(a)
Barings CLO Ltd. 2019-3A BR†	4.31% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	4,480,000	4,339,729
Benefit Street Partners CLO XII Ltd. 2017-12A C†	5.562% (3 Mo. LIBOR + 3.05%)	#	10/15/2030	1,950,000	1,834,933
BlueMountain CLO XXVIII Ltd. 2021-28A B†	4.012% (3 Mo. LIBOR + 1.50%)	#	4/15/2034	12,000,000	11,469,245

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	5.01% (3 Mo. LIBOR + 2.30%)	#	1/20/2032		$3,600,000	$3,473,280
CBAM Ltd. 2017-1A D†	6.46% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		8,530,000	7,906,438
CIFC Funding 2019-II Ltd. BR†	4.24% (3 Mo. LIBOR + 1.50%)	#	4/17/2034		5,000,000	4,771,017
CIFC Funding Ltd. 2021-4A A†	3.562% (3 Mo. LIBOR + 1.05%)	#	7/15/2033		7,000,000	6,863,500
Elevation CLO Ltd. 2014-2A DR†	5.79% (3 Mo. Term SOFR + 3.46%)	#	10/15/2029		1,000,000	967,968
Fairstone Financial Issuance Trust I 2020-1A C†(b)	5.162%		10/20/2039	CAD	15,535,000	11,371,428
Galaxy XXI CLO Ltd. 2015-21A AR†	3.73% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,012,000	1,000,038
JFIN CLO Ltd. 2013-1A A1NR†	4.10% (3 Mo. LIBOR + 1.39%)	#	1/20/2030		1,977,641	1,965,937
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		4,651,000	4,441,777	(a)
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		5,675,000	4,343,332
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037		6,490,000	6,319,339
Madison Park Funding XVII Ltd. 2015-17A BR2†	4.232% (3 Mo. LIBOR + 1.50%)	#	7/21/2030		10,000,000	9,721,945
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo. LIBOR + 1.30%)	#	4/20/2033		4,859,946	4,777,327
Marble Point CLO XVII Ltd. 2020-1A D†	6.46% (3 Mo. LIBOR + 3.75%)	#	4/20/2033		3,375,000	3,136,252
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036		5,340,000	4,700,200
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036		3,075,000	2,525,716	(a)
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029		4,227,251	4,181,597
Newark BSL CLO 2 Ltd. 2017-1A BR†	4.533% (3 Mo. LIBOR + 1.75%)	#	7/25/2030		2,500,000	2,367,537
Oaktree CLO Ltd. 2019-4A CR†	4.96% (3 Mo. LIBOR + 2.25%)	#	10/20/2032		5,070,000	4,794,025
OCP CLO Ltd. 2019-17A BR†	4.31% (3 Mo. LIBOR + 1.60%)	#	7/20/2032		7,720,000	7,432,030
Octagon Loan Funding Ltd. 2014-1A ARR†	4.141% (3 Mo. LIBOR + 1.18%)	#	11/18/2031		5,000,000	4,939,818
Octane Receivables Trust 2022-2 B†	5.85%		7/20/2028		11,033,000	10,923,543

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 2 Ltd. 2018-2A BR†	4.012% (3 Mo. LIBOR + 1.50%)	#	10/15/2031	$6,500,000	$6,290,774
Rad CLO 7 Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	7,850,616	7,715,997
Romark CLO Ltd. 2017-1A A2R†	4.433% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	8,890,000	8,654,970
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	2,241,383	1,998,293
Signal Peak CLO 2 LLC 2015-1A DR2†	5.56% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	2,000,000	1,878,059
Voya CLO Ltd. 2018-4A A1AR†	3.552% (3 Mo. LIBOR + 1.04%)	#	1/15/2032	3,950,000	3,893,225
Total					179,832,358
Total Asset-Backed Securities (cost $270,401,235)					255,320,168

CORPORATE BONDS 71.69%

Aerospace/Defense 0.10%
Bombardier, Inc. (Canada)†(c)	6.00%		2/15/2028	3,100,000	2,745,934

Agriculture 1.49%
Cargill, Inc.†	4.00%		6/22/2032	17,298,000	16,763,880
Imperial Brands Finance plc (United Kingdom)†(c)	6.125%		7/27/2027	3,790,000	3,850,131
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	5,000,000	4,378,232
Viterra Finance BV (Netherlands)†(c)	3.20%		4/21/2031	10,555,000	8,294,641
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,846,000	5,618,021
Total					38,904,905

Airlines 0.38%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		7/11/2034	8,538,000	7,169,650
American Airlines Group, Inc.†(d)	3.75%		3/1/2025	3,424,000	2,884,617
Total					10,054,267

Apparel 0.24%
PVH Corp.	7.75%		11/15/2023	5,967,000	6,217,734

Banks 13.32%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	4,000,000	3,113,000
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%)	#	9/21/2036	10,000,000	7,758,467
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	18,612,000	15,443,642

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	4.571% (SOFR + 1.83%)	#	4/27/2033	$7,985,000	$7,631,530
Bank of Ireland Group plc (Ireland)(c)	4.125% (5 Yr. Treasury CMT + 2.50%)	#	9/19/2027	12,794,000	12,786,579
Bank of New York Mellon Corp. (The)	4.596% (SOFR + 1.76%)	#	7/26/2030	4,565,000	4,568,148
BankUnited, Inc.	5.125%		6/11/2030	9,962,000	9,732,806
BNP Paribas SA (France)†(c)	4.375% (USD 5 Yr. Swap rate + 1.48%)	#	3/1/2033	6,844,000	6,228,876
BPCE SA (France)†(c)	3.116% (SOFR + 1.73%)	#	10/19/2032	7,584,000	5,941,017
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	18,611,000	15,235,091
Citigroup, Inc.	4.91% (SOFR + 2.09%)	#	5/24/2033	15,000,000	14,690,529
Credit Suisse Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026	10,000,000	9,957,577
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	9,892,000	9,650,925
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	12,000,000	12,095,567
Discover Bank	4.682% (USD 5 Yr. Swap rate + 1.73%)	#	8/9/2028	7,750,000	7,500,931
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	5,104,000	4,135,074
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	8,237,000	9,144,409
Huntington Bancshares, Inc.	2.487% (5 Yr. Treasury CMT + 1.17%)	#	8/15/2036	3,556,000	2,688,960
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 Yr. Treasury CMT + 2.60%)	#	6/1/2032	2,014,000	1,466,972
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	12,620,000	10,727,677
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033	10,000,000	9,900,327
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 Yr. Treasury CMT + 1.70%)	#	3/3/2036	9,790,000	7,633,820
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	1,850,000	1,841,587
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	3,724,000	2,985,773
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,125,000	4,937,839

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	$9,129,000	$7,033,398
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	1,395,000	1,360,010
Morgan Stanley	5.00%		11/24/2025	4,496,000	4,568,435
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	5,000,000	4,785,845
National Australia Bank Ltd. (Australia)†(c)	2.99%		5/21/2031	3,443,000	2,826,063
National Australia Bank Ltd. (Australia)†(c)	3.933% (5 Yr. Treasury CMT + 1.88%)	#	8/2/2034	11,000,000	9,833,094
NatWest Group plc (United Kingdom)(c)	3.032% (5 Yr. Treasury CMT + 2.35%)	#	11/28/2035	7,000,000	5,493,704
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	14,402,000	13,920,751
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%)	#	5/6/2031	8,000,000	7,067,705
Toronto-Dominion Bank (The) (Canada)(c)	4.456%		6/8/2032	24,515,000	24,056,704
UBS AG (Switzerland)(c)	5.125%		5/15/2024	13,800,000	13,847,610
UniCredit SpA (Italy)†(c)	5.459% (5 Yr. Treasury CMT + 4.75%)	#	6/30/2035	3,270,000	2,584,551
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	9,918,000	9,786,751
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	15,461,000	13,510,200
Wells Fargo & Co.	4.897% (SOFR + 2.10%)	#	7/25/2033	9,955,000	9,806,542
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	2,558,000	2,269,835
Westpac Banking Corp. (Australia)(c)	2.668% (5 Yr. Treasury CMT + 1.75%)	#	11/15/2035	8,000,000	6,303,183
Westpac Banking Corp. (Australia)(c)	4.11% (5 Yr. Treasury CMT + 2.00%)	#	7/24/2034	9,061,000	8,157,427
Westpac Banking Corp. (Australia)(c)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	3,197,000	3,044,614
Total					348,053,545

Beverages 0.18%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	4,975,000	4,819,358

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Biotechnology 0.64%
Amgen, Inc.	4.05%		8/18/2029	$12,566,000	$12,232,097
Gilead Sciences, Inc.	4.00%		9/1/2036	4,975,000	4,539,424
Total					16,771,521

Chemicals 1.15%
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/31/2030	17,000,000	15,107,135
CF Industries, Inc.	5.15%		3/15/2034	4,987,000	4,815,953
CF Industries, Inc.	5.375%		3/15/2044	4,987,000	4,660,405
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	6,037,000	5,519,928
Total					30,103,421

Coal 0.14%
Peabody Energy Corp.†	6.375%		3/31/2025	3,627,000	3,541,617

Commercial Services 0.71%
CoStar Group, Inc.†	2.80%		7/15/2030	1,995,000	1,628,965
Global Payments, Inc.	5.30%		8/15/2029	9,976,000	9,878,435
Triton Container International Ltd./TAL International Container Corp.	3.25%		3/15/2032	8,980,000	7,090,805
Total					18,598,205

Computers 1.07%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	4,867,000	3,414,687
Dell International LLC/EMC Corp.	8.35%		7/15/2046	11,489,000	13,929,383
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325,000	1,247,916
Leidos, Inc.	4.375%		5/15/2030	2,052,000	1,897,384
Leidos, Inc.	7.125%		7/1/2032	6,806,000	7,492,045
Total					27,981,415

Cosmetics/Personal Care 0.54%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	15,826,000	14,124,391

Diversified Financial Services 3.60%
Aircastle Ltd.†	2.85%		1/26/2028	11,435,000	9,360,022
Ally Financial, Inc.	8.00%		11/1/2031	7,990,000	8,901,324
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	8,831,000	8,526,182
American Express Co.	4.989% (SOFR + 2.26%)	#	5/26/2033	13,975,000	13,909,937
Aviation Capital Group LLC†	3.50%		11/1/2027	3,918,000	3,354,981
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	5,504,000	5,258,467
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	4,614,000	4,526,637

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Capital One Financial Corp.	1.343% (SOFR + .69%)	#	12/6/2024	$7,151,000	$6,861,321
Intercontinental Exchange, Inc.	4.35%		6/15/2029	14,977,000	14,828,099
Midcap Financial Issuer Trust†	6.50%		5/1/2028	3,000,000	2,577,390
Navient Corp.	6.75%		6/25/2025	7,825,000	7,562,198
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	5,294,000	5,176,220
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,685,000	3,260,444
Total					94,103,222

Electric 8.83%
AEP Transmission Co. LLC	4.50%		6/15/2052	9,272,000	8,857,458
AES Corp. (The)	2.45%		1/15/2031	5,975,000	4,932,159
AES Panama Generation Holdings SRL (Panama)†(c)	4.375%		5/31/2030	10,000,000	8,704,550
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	6,981,129	5,037,024
Baltimore Gas & Electric Co.	4.55%		6/1/2052	6,429,000	6,140,872
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029	15,000,000	13,669,125
Constellation Energy Generation LLC	6.25%		10/1/2039	14,191,000	14,979,163
Consumers Energy Co.	4.20%		9/1/2052	3,485,000	3,249,106
DTE Energy Co.	2.95%		3/1/2030	13,166,000	11,637,373
Duke Energy Corp.	4.50%		8/15/2032	4,776,000	4,609,668
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,523,000	11,853,789
Duquesne Light Holdings, Inc.	6.25%		8/15/2035	2,650,000	2,727,313
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,480,000	5,657,467
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,206,000	9,431,598
Metropolitan Edison Co.†	4.00%		4/15/2025	2,007,000	1,917,365
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	12,000,000	11,006,003
NextEra Energy Capital Holdings, Inc.	5.00%		7/15/2032	10,158,000	10,353,069
NRG Energy, Inc.†	4.45%		6/15/2029	14,584,000	13,224,118
NSTAR Electric Co.	4.55%		6/1/2052	6,775,000	6,643,718
Oglethorpe Power Corp.	5.95%		11/1/2039	9,881,000	10,175,338
Pacific Gas and Electric Co.	4.55%		7/1/2030	21,189,000	18,871,182
Puget Energy, Inc.	4.10%		6/15/2030	17,309,000	15,981,336
Southern Co. (The)	4.475%		8/1/2024	11,126,000	11,164,814
Tampa Electric Co.	5.00%		7/15/2052	7,475,000	7,515,197
Vistra Operations Co. LLC†	3.55%		7/15/2024	13,009,000	12,551,271
Total					230,890,076

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 0.12%
Topaz Solar Farms LLC†	5.75%		9/30/2039	$3,339,721	$3,233,768

Engineering & Construction 0.79%
Cellnex Finance Co. S.A. (Spain)†(c)	3.875%		7/7/2041	8,563,000	5,951,071
Fluor Corp.	4.25%		9/15/2028	16,240,000	14,729,842
Total					20,680,913

Gas 1.67%
CenterPoint Energy Resources Corp.	4.40%		7/1/2032	15,000,000	14,962,308
ONE Gas, Inc.	4.25%		9/1/2032	9,976,000	9,637,688
Southwest Gas Corp.	4.05%		3/15/2032	21,000,000	18,985,671
Total					43,585,667

Health Care-Services 1.16%
Elevance Health, Inc.	4.10%		5/15/2032	9,977,000	9,611,504
Fresenius Medical Care US Finance III, Inc.†	3.00%		12/1/2031	8,000,000	6,432,937
Humana, Inc.	3.125%		8/15/2029	10,618,000	9,696,931
UnitedHealth Group, Inc.	4.20%		5/15/2032	4,500,000	4,454,737
Total					30,196,109

Home Builders 0.66%
PulteGroup, Inc.	6.375%		5/15/2033	6,069,000	6,181,169
Toll Brothers Finance Corp.	3.80%		11/1/2029	4,224,000	3,585,134
Toll Brothers Finance Corp.	4.875%		3/15/2027	7,738,000	7,467,698
Total					17,234,001

Insurance 2.55%
Aon Corp.	8.205%		1/1/2027	5,545,000	5,952,142
Assurant, Inc.	2.65%		1/15/2032	3,049,000	2,381,504
Assurant, Inc.	3.70%		2/22/2030	9,896,000	8,783,941
Brown & Brown, Inc.	4.20%		3/17/2032	11,975,000	10,916,321
CNO Financial Group, Inc.	5.25%		5/30/2025	10,855,000	10,914,648
CNO Financial Group, Inc.	5.25%		5/30/2029	9,239,000	8,949,172
First American Financial Corp.	2.40%		8/15/2031	4,000,000	3,082,417
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	5,469,000	4,529,100
Protective Life Corp.	8.45%		10/15/2039	5,103,000	6,276,664
Selective Insurance Group, Inc.	5.375%		3/1/2049	5,081,000	4,749,662
Total					66,535,571

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.70%
Netflix, Inc.†	5.375%	11/15/2029	$18,450,000	$18,205,538

Lodging 0.30%
Hyatt Hotels Corp.	1.30%	10/1/2023	8,000,000	7,759,564

Machinery-Diversified 0.87%
Flowserve Corp.	2.80%	1/15/2032	8,450,000	6,594,971
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	13,500,000	12,795,463
SPX FLOW, Inc.†(d)	8.75%	4/1/2030	3,938,000	3,314,221
Total				22,704,655

Media 1.81%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	15,031,000	14,373,633
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,551,000	8,356,548
Time Warner Cable LLC	7.30%	7/1/2038	15,865,000	16,323,812
Time Warner Entertainment Co. LP	8.375%	7/15/2033	7,175,000	8,272,079
Total				47,326,072

Mining 1.70%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%	3/31/2029	15,000,000	13,246,950
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%	4/1/2031	12,291,000	10,041,132
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	5.875%	4/15/2030	6,129,000	5,663,135
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	5,774,000	5,342,635
Glencore Funding LLC†	2.85%	4/27/2031	12,117,000	10,015,001
Total				44,308,853

Miscellaneous Manufacturing 0.21%
Eaton Corp.	4.70%	8/23/2052	5,513,000	5,377,514

Oil & Gas 9.93%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	10,000,000	10,013,000
Aker BP ASA (Norway)†(c)	3.10%	7/15/2031	10,000,000	8,428,069
Baytex Energy Corp. (Canada)†(c)	8.75%	4/1/2027	6,000,000	6,145,110
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,441,000	7,002,725
California Resources Corp.†	7.125%	2/1/2026	2,183,000	2,149,262
Callon Petroleum Co.†	8.00%	8/1/2028	10,000,000	9,610,350
Canacol Energy Ltd. (Canada)†(c)	5.75%	11/24/2028	4,909,000	4,222,885
Centennial Resource Production LLC†	6.875%	4/1/2027	9,250,000	8,898,136
Chord Energy Corp.†	6.375%	6/1/2026	7,500,000	7,285,800
Civitas Resources, Inc.†	5.00%	10/15/2026	8,000,000	7,459,738

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Comstock Resources, Inc.†	5.875%	1/15/2030	$8,000,000	$7,329,230
Continental Resources, Inc.†	5.75%	1/15/2031	24,175,000	23,169,281
Crescent Energy Finance LLC†	7.25%	5/1/2026	12,000,000	11,498,340
Diamondback Energy, Inc.	3.125%	3/24/2031	10,000,000	8,637,528
Diamondback Energy, Inc.	3.50%	12/1/2029	5,488,000	4,986,105
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	7,100,000	6,926,547
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	3,587,000	3,420,593
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	7,658,000	7,567,636
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,398,000	11,372,134
EQT Corp.	7.00%	2/1/2030	14,202,000	15,216,307
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	4,864,000	4,903,301
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,899,000	8,421,124
Laredo Petroleum, Inc.†(d)	7.75%	7/31/2029	2,750,000	2,637,745
Laredo Petroleum, Inc.	10.125%	1/15/2028	6,000,000	6,067,667
Nabors Industries Ltd.†	7.25%	1/15/2026	6,000,000	5,464,140
Occidental Petroleum Corp.	6.625%	9/1/2030	7,433,000	7,951,080
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	1,800,000	36
Ovintiv, Inc.	6.50%	2/1/2038	7,362,000	7,555,598
Ovintiv, Inc.	6.625%	8/15/2037	4,595,000	4,726,843
PDC Energy, Inc.	5.75%	5/15/2026	3,000,000	2,876,385
Penn Virginia Holdings LLC†	9.25%	8/15/2026	9,500,000	9,338,975
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	3,250,000	2,990,358
SM Energy Co.	6.625%	1/15/2027	600,000	585,834
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	8,027,000	8,865,447
Tap Rock Resources LLC†	7.00%	10/1/2026	6,500,000	6,095,668
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	10,000,000	9,725,950
Total				259,544,927

Oil & Gas Services 0.19%
NOV, Inc.	3.60%	12/1/2029	5,632,000	4,984,547

Pharmaceuticals 4.81%
AbbVie, Inc.	3.20%	11/21/2029	46,000,000	42,049,731
Bayer Corp.†	6.65%	2/15/2028	12,162,000	12,836,229
Bayer US Finance II LLC†	4.375%	12/15/2028	7,450,000	7,167,341
Becton Dickinson & Co.	4.298%	8/22/2032	14,976,000	14,559,197
Cigna Corp.	4.375%	10/15/2028	19,225,000	18,946,937
CVS Health Corp.	3.25%	8/15/2029	32,943,000	30,131,521
Total				125,690,956

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 0.95%
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	$5,529,000	$5,061,414
NGPL PipeCo LLC†	4.875%	8/15/2027	20,258,000	19,652,665
Total				24,714,079

Real Estate 0.19%
Country Garden Holdings Co. Ltd. (China)(c)	3.875%	10/22/2030	3,500,000	1,531,250
Logan Group Co. Ltd. (China)(c)	4.50%	1/13/2028	12,000,000	2,018,149
Sunac China Holdings Ltd. (China)(c)	7.00%	7/9/2025	10,000,000	1,453,228
Total				5,002,627

REITS 2.40%
Crown Castle, Inc.	3.30%	7/1/2030	16,330,000	14,498,088
EPR Properties	3.75%	8/15/2029	5,913,000	4,981,689
EPR Properties	4.95%	4/15/2028	10,915,000	10,030,401
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	7,325,000	7,275,283
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	8,674,000	6,600,909
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	20,000,000	19,387,078
Total				62,773,448

Semiconductors 2.16%
Advanced Micro Devices, Inc.	3.924%	6/1/2032	5,324,000	5,151,832
Advanced Micro Devices, Inc.	4.393%	6/1/2052	4,640,000	4,397,216
Broadcom, Inc.†	4.15%	4/15/2032	36,495,000	32,656,363
Qorvo, Inc.†	3.375%	4/1/2031	10,000,000	8,025,400
Qorvo, Inc.	4.375%	10/15/2029	7,023,000	6,208,648
Total				56,439,459

Software 3.48%
Fidelity National Information Services, Inc.	5.10%	7/15/2032	9,976,000	9,948,094
Oracle Corp.	2.875%	3/25/2031	13,672,000	11,346,456
Oracle Corp.	5.375%	7/15/2040	15,452,000	13,932,070
Oracle Corp.	6.125%	7/8/2039	12,298,000	12,129,813
ServiceNow, Inc.	1.40%	9/1/2030	15,120,000	11,872,779
Take-Two Interactive Software, Inc.	4.00%	4/14/2032	15,964,000	14,736,182
Workday, Inc.	3.80%	4/1/2032	18,630,000	17,061,090
Total				91,026,484

Telecommunications 2.02%
America Movil SAB de CV (Mexico)†(c)	5.375%	4/4/2032	11,000,000	10,071,105
Sprint Capital Corp.	6.875%	11/15/2028	26,700,000	28,228,041
T-Mobile USA, Inc.	3.875%	4/15/2030	5,925,000	5,480,557
Xiaomi Best Time International Ltd. (Hong Kong)(c)	2.875%	7/14/2031	12,000,000	8,899,290
Total				52,678,993

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.63%
FedEx Corp.	4.25%		5/15/2030	$4,975,000	$4,865,607
Norfolk Southern Corp.	4.55%		6/1/2053	9,976,000	9,422,400
Ryder System, Inc.	1.75%		9/1/2026	2,448,000	2,206,090
Total					16,494,097
Total Corporate Bonds (cost $2,078,947,989)					1,873,407,453

FLOATING RATE LOANS(f) 2.77%

Aerospace 0.00%
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(c)	0.50%		3/6/2025	32,107	31,305

Commercial Services 0.08%
Syniverse Holdings, Inc. 2022 Term Loan	9.455% (1 Mo. SOFR + 7.00%)		5/13/2027	2,250,000	2,007,068

Energy 1.47%
Southwestern Energy Company 2021 Term Loan	–	(g)	6/22/2027	38,641,765	38,424,405

Internet 0.12%
Ping Identity Corporation 2021 Term Loan B	–	(g)	11/22/2028	3,000,000	2,998,125

Lodging 0.04%
Resorts World Las Vegas LLC Term Loan A	4.024% (1 Mo. LIBOR + 1.50%)		4/16/2024	1,087,500	1,073,906

Media 0.64%
Nielsen Finance LLC USD Term Loan B4	4.369% (1 Mo. LIBOR + 2.00%)		10/4/2023	16,801,194	16,798,590

Real Estate Investment Trusts 0.15%
Invitation Homes Operating Partnership LP 2020 Term Loan A	3.358% (1 Mo. LIBOR + .99%)		1/31/2025	3,911,798	3,892,239

Service 0.08%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(h)	–	(g)	7/6/2029	664,820	656,094
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(g)	7/6/2029	1,440,443	1,421,537
Total					2,077,631

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.19%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.178% (1 Mo. LIBOR + 6.75%)		4/10/2026	$5,000,000	$4,993,750
Total Floating Rate Loans (cost $72,721,482)					72,297,019

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.04%

Sri Lanka
Sri Lanka Government International Bond†(e) (cost $2,663,102)	5.875%		7/25/2022	2,840,000	1,042,096

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2013-48 IO (Cost $299,036)	0.351%	#(i)	7/16/2054	8,484,456	96,033

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.94%
Fannie Mae or Freddie Mac(j)	4.00%		TBA	9,300,000	9,075,628
Fannie Mae or Freddie Mac(j)	4.50%		TBA	27,650,000	27,469,949
Fannie Mae or Freddie Mac(j)	5.00%		TBA	27,650,000	27,885,683
Fannie Mae or Freddie Mac(j)	5.50%		TBA	17,350,000	17,738,558
Fannie Mae Pool	3.50%		7/1/2045	8,976,290	8,696,791
Federal National Mortgage Assoc.	2.50%		5/1/2051	13,651,395	12,323,201
Ginnie Mae(j)	4.50%		TBA	12,950,000	12,952,923
Ginnie Mae(j)	5.00%		TBA	12,850,000	13,023,676
Total Government Sponsored Enterprises Pass-Throughs (cost $130,218,040)					129,166,409

MUNICIPAL BONDS 0.45%

Government
State of Illinois (cost $12,397,284)	5.10%		6/1/2033	11,840,000	11,797,183

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.59%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	334,645	326,075
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(i)	10/25/2066	3,042,646	2,722,857
BBCMS Mortgage Trust 2019-BWAY C†	4.001% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	3,950,000	3,659,140
BFLD 2019-DPLO E†	4.631% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	8,000,000	7,636,070
BX Commercial Mortgage Trust 2019-IMC E†	4.541% (1 Mo. LIBOR + 2.15%)	#	4/15/2034	4,000,000	3,758,624

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-XL D†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	$5,975,500	$5,848,383
BX Commercial Mortgage Trust 2019-XL E†	4.191% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	5,057,500	4,925,933
BX Commercial Mortgage Trust 2019-XL F†	4.391% (1 Mo. LIBOR + 2.00%)	#	10/15/2036	5,622,750	5,452,906
Citigroup Commercial Mortgage Trust 2016-P3 C	5.051%	#(i)	4/15/2049	5,960,000	5,531,039
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435%	#(i)	7/10/2050	3,017,634	2,827,638
Connecticut Avenue Securities Trust 2022-R01 1M2†	4.083% (1 Mo. SOFR + 1.90%)	#	12/25/2041	4,400,000	4,112,692
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	1,017,369	964,663
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(i)	11/25/2066	3,769,728	3,374,472
CS Master Trust 2021-AHP A†	6.319% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	4,200,000	3,963,299	(a)
CS Master Trust 2021-BLUF A†	6.547% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	2,400,000	2,387,695	(a)
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	4.183% (1 Mo. SOFR + 2.00%)	#	11/25/2041	3,780,000	3,568,926
Freddie Mac STACR REMIC Trust 2021-DNA7 M1†	3.033% (1 Mo. SOFR + .85%)	#	11/25/2041	9,500,000	9,408,257
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	3.983% (1 Mo. SOFR + 1.80%)	#	11/25/2041	4,770,000	4,491,492
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	10,550,000	10,256,760
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	4.033% (1 Mo. SOFR + 1.85%)	#	1/25/2042	5,680,000	5,452,708
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	204,605	197,795
Great Wolf Trust 2019-WOLF A†	3.425% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	8,100,000	7,926,868
Great Wolf Trust 2019-WOLF E†	5.123% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	1,902,000	1,811,597

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-ROSS G†	7.042% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	$5,160,000	$4,805,354
GS Mortgage Securities Trust 2013-GC12 XA IO	1.517%	#(i)	6/10/2046	20,699,206	84,291
GS Mortgage Securities Trust 2013-GC12 XB IO	0.656%	#(i)	6/10/2046	47,400,000	101,024
GS Mortgage Securities Trust 2015-GS1 XB IO	0.327%	#(i)	11/10/2048	30,000,000	199,500
HPLY Trust 2019-HIT A†	3.391% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	2,909,633	2,841,803
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(i)	8/5/2034	16,028,000	248,915
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(i)	8/5/2034	18,308,000	8,971
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.373%	#(i)	7/15/2048	1,674,000	1,514,622
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	391,102	207,669
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	347,104	327,444
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	10,000,000	8,588,728
One New York Plaza Trust 2020-1NYP B†	3.891% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	7,330,000	6,963,410
PFP Ltd. 2019-6 C†	4.487% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	4,575,500	4,571,457
Ready Capital Mortgage Financing LLC 2021-FL5 D†	5.444% (1 Mo. LIBOR + 3.00%)	#	4/25/2038	8,160,000	7,792,522
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	232,217	222,966
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	73,718	73,417
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	297,088	290,089
VMC Finance LLC 2019-FL3 A†	3.48% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	656,968	649,988
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.433%	#(i)	7/15/2046	2,255,889	879,797
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.602%	#(i)	9/15/2048	3,451,000	3,191,938
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	2,089,000	1,954,653
Total Non-Agency Commercial Mortgage-Backed Securities (cost $155,115,277)					146,124,447

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 6.07%
U.S. Treasury Bond	2.875%	5/15/2052	$4,048,000	$3,731,750
U.S. Treasury Bond	3.25%	5/15/2042	114,443,000	109,507,646
U.S. Treasury Inflation Indexed Bond(k)	0.125%	2/15/2052	23,407,340	18,360,703
U.S. Treasury Inflation Indexed Note(k)	0.625%	7/15/2032	27,090,289	26,970,023
Total U.S. Treasury Obligations (cost $164,486,408)				158,570,122
Total Long-Term Investments (cost $2,887,249,853)				2,647,820,930

SHORT-TERM INVESTMENTS 1.30%

COMMERCIAL PAPER 0.24%

Oil & Gas
Energy Transfer LP (cost $6,304,000)	3.143%	9/1/2022	6,304,000	6,304,000

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.27%
Federal Home Loan Bank Discount Notes (cost $6,976,147)	Zero Coupon	9/23/2022	6,984,000	6,974,427

REPURCHASE AGREEMENTS 0.79%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $14,020,700 of U.S. Treasury Inflation Indexed Bond at 1.750% due 1/15/2028; value: $20,983,717; proceeds: $20,572,741 (cost $20,572,255)			20,572,255	20,572,255
Total Short-Term Investments (cost $33,852,402)				33,850,682
Total Investments in Securities 102.62% (cost $2,921,102,255)				2,681,671,612
Less Unfunded Loan Commitments (0.03%) (cost $664,820)				(656,094)
Net Investments in Securities 102.59% (cost $2,920,437,435)				2,681,015,518
Other Assets and Liabilities – Net(l) (2.59)%				(67,799,185)
Net Assets 100.00%				$2,613,216,333

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $1,042,821,060, which represents 39.91% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2022.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(g)	Interest rate to be determined.
(h)	Security partially/fully unfunded.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	$7,800,000	$(670,778)	$(546,099)	$(1,216,877)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,950,000	(254,454)	(152,870)	(407,324)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,950,000	(237,138)	(170,186)	(407,324)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	7,900,000	(625,730)	(465,070)	(1,090,800)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	5,900,000	(473,989)	(340,659)	(814,648)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	3,000,000	(235,547)	(178,681)	(414,228)
					$(2,497,636)	$(1,853,565)	$(4,351,201)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,853,565.
(4)	Includes upfront payments (received) paid.

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2022

Open Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	9/8/2022	2,228,000	$2,795,327	$2,588,552	$206,775
Canadian dollar	Sell	Morgan Stanley	10/20/2022	15,119,000	11,741,955	11,508,233	233,722
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$440,497

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	9/8/2022	2,228,000	$2,755,158	$2,588,552	$(166,606)

Open Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2022	1,839	Short	$(232,201,318)	$(230,219,812)	$1,981,506
U.S. Long Bond	December 2022	36	Short	(4,937,679)	(4,890,375)	47,304
Total Unrealized Appreciation on Open Futures Contracts						$2,028,810

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	1,710	Long	$356,895,724	$356,241,095	$(654,629)
U.S. 5-Year Treasury Note	December 2022	2,593	Long	288,631,103	287,357,072	(1,274,031)
U.S. Ultra Treasury Bond	December 2022	1,234	Long	184,865,054	184,483,000	(382,054)
Total Unrealized Depreciation on Open Futures Contracts						$(2,310,714)

Reverse Repurchase Agreement Payable as of August 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$ 56,875	$65,003 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $54,763 fair value	(10.00%)	7/22/2022	On Demand	$56,559
Barclays Bank PLC	854,051	$899,019 principal, Laredo Petroleum, Inc. at 7.75% due 7/31/2029, $862,321 fair value	(10.00%)	08/12/2022	On Demand	851,679
Barclays Bank PLC	392,875	$449,000 principal, SPX FLOW, Inc. at 8.75% due 4/1/2030, $377,878 fair value	(5.00%)	8/8/2022	On Demand	391,565
Total						$1,299,803

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $316, $2,372 and $1,310, respectively.

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INCOME FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$5,603,172	$2,811,967	$8,415,139
Other	–	166,415,458	13,416,900	179,832,358
Remaining Industries	–	67,072,671	–	67,072,671
Corporate Bonds	–	1,873,407,453	–	1,873,407,453
Floating Rate Loans	–	72,297,019	–	72,297,019
Less Unfunded Commitments	–	(656,094)	–	(656,094)
Foreign Government Obligations	–	1,042,096	–	1,042,096
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	96,033	–	96,033
Government Sponsored Enterprises
Pass-Throughs	–	129,166,409	–	129,166,409
Municipal Bonds	–	11,797,183	–	11,797,183
Non-Agency Commercial
Mortgage-Backed Securities	–	139,773,453	6,350,994	146,124,447
U.S. Treasury Obligations	–	158,570,122	–	158,570,122
Short-Term Investments
Commercial Paper	–	6,304,000	–	6,304,000
Government Sponsored Enterprises Securities	–	6,974,427	–	6,974,427
Repurchase Agreements	–	20,572,255	–	20,572,255
Total	$–	$2,658,435,657	$22,579,861	$2,681,015,518
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,351,201)	–	(4,351,201)
Forward Foreign Currency Exchange Contracts
Assets	–	440,497	–	440,497
Liabilities	–	(166,606)	–	(166,606)
Futures Contracts
Assets	2,028,810	–	–	2,028,810
Liabilities	(2,310,714)	–	–	(2,310,714)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,299,803)	–	(1,299,803)
Total	$(281,904)	$(5,377,113)	$–	$(5,659,017)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.07%

ASSET-BACKED SECURITIES 26.60%

Automobiles 6.17%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	$1,028,468	$1,026,086
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	31,708	31,691
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	19,628	19,613
Avis Budget Rental Car Funding AESOP LLC 2019-2A A†	3.35%	9/22/2025	8,464,000	8,293,947
Avis Budget Rental Car Funding AESOP LLC 2020-1A D†	3.34%	8/20/2026	5,000,000	4,423,774
Capital One Prime Auto Receivables Trust 2022-2 A2A	3.74%	9/15/2025	8,030,000	7,998,721
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	70,155	69,729
CarMax Auto Owner Trust 2022-2 A2A	2.81%	5/15/2025	13,850,000	13,749,876
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	310,312	293,651
Carvana Auto Receivables Trust 2021-N2 A1	0.32%	3/10/2028	1,108,019	1,091,878
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	12,310,000	12,065,137
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	181,666	181,297
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	1,325,000	1,266,513
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	4,232,717	4,099,557
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	240,481	240,607
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	686,573	684,254
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	153,843	153,776
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030,000	1,019,089
Drive Auto Receivables Trust 2020-2 D	3.05%	5/15/2028	1,800,000	1,769,306
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	875,000	854,679
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	830,000	780,873
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	3,772,000	3,537,817
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	15,258,000	15,552,632
Exeter Automobile Receivables Trust 2021-1 C	0.98%	6/15/2026	960,000	924,297
Exeter Automobile Receivables Trust 2021-1 D	1.40%	4/15/2027	1,675,000	1,561,214
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	2,545,000	2,331,795
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	1,680,000	1,529,577
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	962,238	956,875
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	848,999	829,895
Ford Credit Auto Owner Trust 2022-1 A†	3.88%	11/15/2034	8,255,000	8,162,330
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	4,225,000	4,133,230

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	$1,785,000	$1,623,287
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%	3/15/2029	1,417,000	1,416,873
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	1,143,000	1,133,502
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	1,967,135	1,944,894
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	152,968	152,781
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	8,300,000	8,242,723
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416,000	415,754
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	950,629	929,485
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	732,281	713,560
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	8,397,000	7,500,027
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	3,385,000	3,146,536
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	5,000,000	4,593,384
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	250,113	246,989
NextGear Floorplan Master Owner Trust 2019-2A A2†	2.07%	10/15/2024	6,561,000	6,550,021
Nissan Auto Lease Trust 2022-A A3	3.81%	5/15/2025	5,485,000	5,479,103
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	10,899,000	10,637,082
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%	11/14/2028	6,674,000	6,405,939
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	5,545,000	5,183,799
Santander Drive Auto Receivables Trust 2020-4 D	1.48%	1/15/2027	6,325,000	6,082,689
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	806,000	791,711
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	2,107,000	2,007,315
Santander Drive Auto Receivables Trust 2021-4 C	1.26%	2/16/2027	3,185,000	3,068,052
Santander Drive Auto Receivables Trust 2022-5 A2	3.98%	1/15/2025	8,535,000	8,523,515
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	471,530	471,472
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	2,915,000	2,827,637
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	1,235,967	1,227,646
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	3,190,000	3,089,079
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	680,375	668,667
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	444,729	438,471
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	922,713	921,305
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	132,098	132,040
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	4,175,000	4,019,581
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	2,473,433	2,445,271
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	1,865,000	1,769,330
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	483,236	476,835

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	$226,000	$223,601
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	572,000	565,878
Total					205,699,550

Credit Card 1.44%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/17/2027	11,400,000	11,273,044
American Express Credit Account Master Trust 2022-3 A	3.75%		8/16/2027	10,380,000	10,344,033
Capital One Multi-Asset Execution Trust 2017-A6 A6	2.29%		7/15/2025	1,107,000	1,106,794
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	14,055,000	13,934,070
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	9,165,000	9,084,598
Master Credit Card Trust II Series 2018-1A A†	2.858% (1 Mo. LIBOR + .49%)	#	7/21/2024	1,254,000	1,254,812
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999,000	998,217
Total					47,995,568

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.692%		8/25/2035	10,395	9,786

Other 18.34%
ACREC Ltd. 2021-FL1 A†	3.527% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	8,973,000	8,645,493
ACRES Commercial Realty Ltd. 2021-FL2 A†	3.78% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	13,290,000	12,890,232
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	3,550,000	3,363,525
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	12,122,431	11,852,224
AMMC CLO Ltd. 2016-19A CR†	5.062% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	750,000	744,935
AMMC CLO Ltd. 2020-23A A1R†	3.78% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	15,000,000	14,763,601
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	138,418	138,018
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.843% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	964,208	955,870
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.843% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	1,212,000	1,198,293
Apidos CLO XXIV 2016-24A A1AL†	3.66% (3 Mo. LIBOR + .95%)	#	10/20/2030	510,000	501,115

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos Clo Xxv 2016-25A A1R†	3.88% (3 Mo. LIBOR + 1.17%)	#	10/20/2031	$6,970,000	$6,882,592
Apidos CLO XXXI 2019-31A A1R†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	5,000,000	4,928,807
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	3,902,584	3,615,865
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	3.491% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	1,980,000	1,941,044
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	3.461% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	6,890,000	6,698,372
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	3.741% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	10,940,000	10,687,013
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	3.333% (1 Mo. SOFR + 1.45%)	#	1/15/2037	20,000,000	19,592,825
ARES L CLO Ltd. 2018-50A AR†	3.562% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	4,180,000	4,120,754
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	7,130,623	6,948,535
Bain Capital Credit CLO 2018-2A A1†	3.818% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	850,000	838,901
Bain Capital Credit CLO 2019-2A AR†	3.84% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	9,100,000	8,927,100
Bain Capital Credit CLO Ltd. 2017-1A A1R†	3.68% (3 Mo. LIBOR + .97%)	#	7/20/2030	6,000,000	5,935,582
Ballyrock CLO Ltd. 2019-1A A1R†	3.542% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	10,000,000	9,827,107
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	3,020,000	2,980,479
BDS Ltd. 2021-FL10 A†	3.447% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	5,210,000	5,043,931
BDS Ltd. 2022-FL11 ATS†	4.101% (1 Mo. Term SOFR + 1.80%)	#	3/19/2039	20,400,000	20,134,392
Benefit Street Partners CLO III Ltd. 2013-IIIA A1R2†	3.71% (3 Mo. LIBOR + 1.00%)	#	7/20/2029	2,454,779	2,444,483
BlueMountain CLO Ltd. 2013-2A A1R†	3.939% (3 Mo. LIBOR + 1.18%)	#	10/22/2030	1,176,463	1,160,702
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2029	1,190,000	1,178,333

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer Ltd. 2021-FL7 A†	3.711% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	$7,600,000	$7,391,000
Carlyle Global Market Strategies CLO Ltd. 2014-3RA A1A†	3.819% (3 Mo. LIBOR + 1.05%)	#	7/27/2031	1,190,199	1,174,185
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2031	2,160,000	2,135,844
Carlyle US CLO Ltd. 2017-2A A1R†	3.76% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	4,000,000	3,939,811
Carlyle US CLO Ltd. 2017-3A A1AR†	3.61% (3 Mo. LIBOR + .90%)	#	7/20/2029	830,000	820,847
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	12,000,000	11,790,000
Cedar Funding V CLO Ltd. 2016-5A A1R†	3.84% (3 Mo. LIBOR + 1.10%)	#	7/17/2031	3,400,000	3,362,392
Cedar Funding XI Clo Ltd. 2019-11A A1R†	4.093% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	3,220,000	3,169,525
Cedar Funding XIV CLO Ltd. 2021-14A A†	3.612% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	2,340,000	2,307,193
CF Hippolyta Issuer LLC 2021-1A B1†	1.98%		3/15/2061	4,726,076	4,069,685
CIFC Funding II Ltd. 2013-2A A1L2†	3.74% (3 Mo. LIBOR + 1.00%)	#	10/18/2030	4,000,000	3,957,337
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	2,974,774	2,933,539
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	453,350	452,092
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	271,388	270,790
Dryden CLO Ltd. 2019-72A AR†	3.985% (3 Mo. LIBOR + 1.08%)	#	5/15/2032	5,720,000	5,637,815
Dryden Senior Loan Fund 2017-47A A1R†	3.492% (3 Mo. LIBOR + .98%)	#	4/15/2028	5,846,060	5,814,968
Elmwood CLO X Ltd. 2021-3A A†	3.75% (3 Mo. LIBOR + 1.04%)	#	10/20/2034	4,880,000	4,797,639
Galaxy XIX CLO Ltd. 2015-19A A1RR†	3.733% (3 Mo. LIBOR + .95%)	#	7/24/2030	950,000	941,155
Generate CLO 2 Ltd. 2A AR†	3.909% (3 Mo. LIBOR + 1.15%)	#	1/22/2031	1,320,000	1,307,745
Greystone CRE Notes Ltd. 2021-FL3 A†	3.411% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	6,150,000	5,911,133
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.433% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	305,752	306,718

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
HGI CRE CLO Ltd. 2021-FL2 A†	3.387% (1 Mo. LIBOR + 1.00%)	#	9/17/2036	$6,890,000	$6,647,939
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	71,505	71,406
JFIN CLO Ltd. 2013-1A A1NR†	4.10% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	1,364,710	1,356,633
JFIN CLO Ltd. 2013-1A A2R†	4.91% (3 Mo. LIBOR + 2.20%)	#	1/20/2030	690,295	685,829
KKR CLO Ltd. 24 A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	4,980,000	4,894,371
KKR CLO Ltd. 30A A1R†	3.76% (3 Mo. LIBOR + 1.02%)	#	10/17/2031	10,000,000	9,823,767
KREF Ltd. 2021-FL2 A†	3.45% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	9,930,000	9,646,138
KREF Ltd. 2021-FL2 AS†	3.68% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	4,830,000	4,582,064
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A1†	3.82% (3 Mo. LIBOR + 1.08%)	#	7/16/2031	8,250,000	8,143,761
Lendmark Funding Trust 2021-1A B†	2.47%		11/20/2031	14,200,000	11,686,885
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	10,585,000	8,984,091
Lendmark Funding Trust 2022-1 A†	5.12%		7/20/2032	5,810,000	5,753,746
LFT CRE Ltd. 2021-FL1 A†	3.561% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	2,230,000	2,170,964
LFT CRE Ltd. 2021-FL1 B†	4.141% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	3,520,000	3,403,033
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037	19,880,000	19,357,235
Madison Park Funding XI Ltd. 2013-11A AR2†	3.683% (3 Mo. LIBOR + .90%)	#	7/23/2029	2,925,763	2,880,414
Magnetite XXII Ltd. 2019-22A AR†	3.572% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	4,000,000	3,937,183
Magnetite Xxix Ltd. 2021-29A A†	3.502% (3 Mo. LIBOR + .99%)	#	1/15/2034	1,110,000	1,091,685
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	3,340,000	2,885,662
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	5,555,000	5,213,218
MF1 Ltd. 2021-FL6 AS†	3.827% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	7,030,000	6,720,241
MF1 Ltd. 2021-FL7 A†	3.457% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	18,740,000	18,069,108

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. 2021-FL7 AS†	3.827% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	$5,400,000	$5,151,938
Mountain View CLO X Ltd. 2015-10A AR†	3.275% (3 Mo. LIBOR + .82%)	#	10/13/2027	137,995	137,611
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	54,691	53,691
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	16,590,000	14,424,406
Newark BSL CLO 2 Ltd. 2017-1A A1R†	3.753% (3 Mo. LIBOR + .97%)	#	7/25/2030	3,000,000	2,971,751
N-Star REL CDO VIII Ltd. 2006-8A B†	2.793% (1 Mo. LIBOR + .42%)	#	2/1/2041	751,715	648,053
OCP CLO Ltd. 2019-17A A1R†	3.75% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	5,700,000	5,602,843
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	5,000,000	4,949,823
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	720,000	711,952
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	3.905% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	1,960,000	1,928,011
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	4,300,000	4,289,861
OHA Credit Funding 5 Ltd. 2020-5A A1 A1†	3.91% (3 Mo. LIBOR + 1.17%)	#	4/18/2033	2,670,000	2,629,261
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210,000	205,857
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	16,497,000	15,163,808
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	161,298	155,203
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	9,289,426	8,959,532
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904,000	870,079
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	647,000	614,735
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	630,438	609,962
Rad CLO Ltd. 2021-15A A†	3.80% (3 Mo. LIBOR + 1.09%)	#	1/20/2034	12,610,000	12,383,291
Romark CLO Ltd. 2017-1A A1R†	3.813% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	10,000,000	9,893,694
Romark CLO Ltd. 2017-1A A2R†	4.433% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	10,000,000	9,735,624
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,112,797	2,081,343
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	2,350,000	2,270,241

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	$1,800,000	$1,734,259
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,130,000	1,031,697
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	7,240,000	6,915,194
Signal Peak CLO 5 Ltd. 2018-5A A†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2031	15,000,000	14,811,138
Signal Peak CLO 8 Ltd. 2020-8A A†	3.98% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	11,005,000	10,838,406
STAR Trust 2022-SFR3 A†	3.947% (1 Mo. Term SOFR + 1.65%)	#	5/17/2024	29,908,136	29,899,741
TCI-Flatiron CLO Ltd. 2017-1A AR†	3.902% (3 Mo. LIBOR + .96%)	#	11/18/2030	4,000,000	3,945,699
TCI-Flatiron CLO Ltd. 2018-1A ANR†	3.866% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	500,000	492,829
TICP CLO IX Ltd. 2017-9A A†	3.85% (3 Mo. LIBOR + 1.14%)	#	1/20/2031	1,000,000	990,864
TICP CLO XIV Ltd. 2019-14A A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	7,780,000	7,642,212
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	701,017	685,573
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	4,483,411	4,302,287
Venture 33 CLO Ltd. 2018-2A A1LR†	3.572% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	3,500,000	3,443,971
VERDE CLO Ltd. 2019-1A AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	8,660,000	8,508,450
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	827,000	815,817
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	1,220,000	1,194,895
Voya CLO Ltd. 2018-4A A1AR†	3.552% (3 Mo. LIBOR + 1.04%)	#	1/15/2032	8,000,000	7,885,012
Wind River CLO Ltd. 2013-1A A1RR†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2030	10,000,000	9,901,751
Total					610,919,274

Rec Vehicle Loan 0.22%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	560,611	543,426
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	6,705,035	6,634,696
Total					7,178,122

Student Loan 0.43%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	617,560	566,839
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	3,542,741	3,176,691

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	$6,813,905	$6,217,898
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	4,069,481	3,668,301
Towd Point Asset Trust 2018-SL1 A†	3.044% (1 Mo. LIBOR + .60%)	#	1/25/2046	534,253	531,305
Total					14,161,034
Total Asset-Backed Securities (cost $914,463,444)					885,963,334

				Shares

COMMON STOCKS 0.00%

Oil, Gas & Consumable Fuels
Earthstone Energy, Inc. Class A* (cost $2,582)				184	2,797

	Interest Rate		Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.02%

Internet
Weibo Corp. (China)(a) (cost $795,776)	1.25%		11/15/2022	$798,000	792,981

CORPORATE BONDS 41.09%

Advertising 0.03%
Clear Channel International BV (United Kingdom)†(a)	6.625%		8/1/2025	1,057,000	1,001,111

Aerospace/Defense 0.27%
Bombardier, Inc. (Canada)†(a)	7.125%		6/15/2026	4,032,000	3,847,375
Howmet Aerospace, Inc.	6.875%		5/1/2025	1,981,000	2,036,844
TransDigm, Inc.†	8.00%		12/15/2025	3,105,000	3,184,053
Total					9,068,272

Agriculture 0.73%
BAT Capital Corp.	3.222%		8/15/2024	5,957,000	5,820,666
Imperial Brands Finance plc (United Kingdom)†(a)	3.125%		7/26/2024	1,871,000	1,801,067
Imperial Brands Finance plc (United Kingdom)†(a)	6.125%		7/27/2027	4,421,000	4,491,142
Reynolds American, Inc.	4.45%		6/12/2025	1,850,000	1,833,344

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	$7,352,000	$6,437,752
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027	4,111,000	3,950,681
Total				24,334,652

Airlines 0.18%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(a)	3.875%	9/15/2024	199,979	195,986
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025	2,199,994	2,151,222
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	674,435	673,600
American Airlines Group, Inc.†(b)	3.75%	3/1/2025	2,743,000	2,310,895
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(a)	4.625%	12/20/2025	741,130	726,520
Total				6,058,223

Apparel 0.17%
PVH Corp.	4.625%	7/10/2025	5,561,000	5,539,461

Auto Manufacturers 2.19%
Ford Motor Credit Co. LLC	2.30%	2/10/2025	1,283,000	1,170,866
Ford Motor Credit Co. LLC	5.584%	3/18/2024	12,461,000	12,416,904
General Motors Co.	5.40%	10/2/2023	8,747,000	8,838,188
General Motors Co.	6.125%	10/1/2025	11,167,000	11,499,931
General Motors Financial Co., Inc.	2.75%	6/20/2025	1,378,000	1,304,141
General Motors Financial Co., Inc.	3.95%	4/13/2024	2,837,000	2,816,492
General Motors Financial Co., Inc.	4.25%	5/15/2023	280,000	280,198
General Motors Financial Co., Inc.	5.10%	1/17/2024	6,578,000	6,637,428
Hyundai Capital America†	0.80%	1/8/2024	1,383,000	1,314,723
Hyundai Capital America†	0.875%	6/14/2024	3,034,000	2,840,287
Hyundai Capital America†	1.00%	9/17/2024	1,088,000	1,008,339
Hyundai Capital America†	1.25%	9/18/2023	2,272,000	2,204,867
Hyundai Capital America†	1.30%	1/8/2026	5,091,000	4,509,334
Hyundai Capital America†	1.50%	6/15/2026	1,692,000	1,482,040
Hyundai Capital America	3.40%	6/20/2024	6,181,000	6,031,381
Hyundai Capital America†	5.875%	4/7/2025	960,000	977,943
Stellantis N.V. (Netherlands)(a)	5.25%	4/15/2023	7,615,000	7,658,444
Total				72,991,506

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.15%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	$3,201,000	$3,149,144
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(a)	4.75%		9/15/2026	2,273,296	1,964,041
Total					5,113,185

Banks 14.55%
ABN AMRO Bank N.V. (Netherlands)(a)	4.40% (USD 5 Yr. Swap rate + 2.20%)	#	3/27/2028	4,600,000	4,554,406
ABN AMRO Bank N.V. (Netherlands)†(a)	4.75%		7/28/2025	5,620,000	5,550,191
ABN AMRO Bank N.V. (Netherlands)†(a)	4.80%		4/18/2026	2,000,000	1,965,902
AIB Group plc (Ireland)†(a)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	13,875,000	13,519,500
AIB Group plc (Ireland)†(a)	4.75%		10/12/2023	4,165,000	4,132,143
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	2,317,000	2,280,189
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.50%		3/19/2024	2,516,000	2,516,466
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(a)	4.125%		11/9/2022	6,582,000	6,583,349
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(a)	5.375%		4/17/2025	4,894,000	4,912,769
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	2,758,000	2,673,182
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	6,122,000	5,475,800
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	605,000	550,638
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	2,411,000	2,250,542
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	6,004,000	5,731,097
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	3,830,000	3,816,258
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	6,858,000	6,620,319
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	3,981,000	3,935,857
Bank of America Corp.	3.95%		4/21/2025	4,295,000	4,254,043
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	5,101,000	5,099,613

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Ireland Group plc (Ireland)†(a)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	$5,505,000	$4,744,888
Bank of Ireland Group plc (Ireland)†(a)	4.50%		11/25/2023	5,242,000	5,212,587
Bank of Montreal (Canada)(a)	3.70%		6/7/2025	4,504,000	4,442,140
Bank of New York Mellon Corp. (The)	4.414% (SOFR + 1.35%)	#	7/24/2026	3,188,000	3,203,715
BankUnited, Inc.	4.875%		11/17/2025	6,803,000	6,804,545
Barclays plc (United Kingdom)(a)	2.852% (SOFR + 2.71%)	#	5/7/2026	3,150,000	2,950,314
Barclays plc (United Kingdom)(a)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	1,648,000	1,639,867
Barclays plc (United Kingdom)(a)	4.836%		5/9/2028	1,142,000	1,078,473
Barclays plc (United Kingdom)(a)	5.20%		5/12/2026	4,407,000	4,382,857
BBVA Bancomer SA†	4.375%		4/10/2024	1,187,000	1,184,442
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%)	#	1/13/2027	246,000	215,889
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	200,000	184,427
BNP Paribas SA (France)†(a)	2.819% (3 Mo. LIBOR + 1.11%)	#	11/19/2025	5,406,000	5,135,937
BNP Paribas SA (France)†(a)	4.375%		5/12/2026	436,000	428,152
BPCE SA (France)†(a)	2.375%		1/14/2025	696,000	655,603
BPCE SA (France)†(a)	4.50%		3/15/2025	5,114,000	4,964,016
BPCE SA (France)†(a)	4.875%		4/1/2026	786,000	766,883
BPCE SA (France)†(a)	5.15%		7/21/2024	7,472,000	7,434,189
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	5,013,000	4,951,510
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	9,576,000	9,201,758
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	1,152,000	1,112,438
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	2,146,000	2,104,402
Citigroup, Inc.	3.875%		3/26/2025	2,023,000	2,002,143
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	3,413,000	3,407,869
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	2,053,000	2,040,362
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,571,954

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	5.50%		9/13/2025	$9,523,000	$9,774,794
Citizens Bank NA/Providence RI	4.575% (SOFR + 2.00%)	#	8/9/2028	3,012,000	2,979,977
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	3,558,000	3,500,923
Credit Suisse AG/New York NY	3.625%		9/9/2024	1,566,000	1,528,811
Credit Suisse Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%)	#	6/5/2026	529,000	472,839
Credit Suisse Group AG (Switzerland)†(a)	2.593% (SOFR + 1.56%)	#	9/11/2025	2,557,000	2,366,481
Credit Suisse Group AG (Switzerland)†(a)	2.997% (3 Mo. LIBOR + 1.20%)	#	12/14/2023	5,000,000	4,965,696
Credit Suisse Group AG (Switzerland)†(a)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	785,000	772,912
Danske Bank A/S (Denmark)†(a)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	2,040,000	1,874,118
Danske Bank A/S (Denmark)†(a)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	5,059,000	5,006,108
Danske Bank A/S (Denmark)†(a)	1.226%		6/22/2024	3,037,000	2,852,452
Danske Bank A/S (Denmark)†(a)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	608,000	538,615
Danske Bank A/S (Denmark)†(a)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	11,328,000	10,811,205
Danske Bank A/S (Denmark)†(a)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	2,565,000	2,395,125
Danske Bank A/S (Denmark)†(a)	5.375%		1/12/2024	16,478,000	16,609,229
Discover Bank	4.25%		3/13/2026	1,275,000	1,248,773
Emirates NBD Bank PJSC (United Arab Emirates)(a)	3.25%		11/14/2022	1,725,000	1,725,419
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	266,000	263,499
FNB Corp.	2.20%		2/24/2023	510,000	504,564
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	4,589,000	4,551,983
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	2,758,000	2,645,998
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	5,566,000	4,945,982
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	2,467,000	2,238,380

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	2.935% (SOFR + .70%)	#	1/24/2025	$4,991,000	$4,906,082
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	320,000	311,786
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	2,670,000	2,634,947
Goldman Sachs Group, Inc. (The)	4.482% (SOFR + 1.73%)	#	8/23/2028	4,353,000	4,251,525
HSBC Holdings plc (United Kingdom)(a)	0.732% (SOFR + .53%)	#	8/17/2024	1,219,000	1,169,785
HSBC Holdings plc (United Kingdom)(a)	0.976% (SOFR + .71%)	#	5/24/2025	679,000	633,311
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	2,177,000	2,128,875
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	1,213,000	1,206,482
ING Groep NV (Netherlands)(a)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%)	#	3/22/2028	2,626,000	2,596,820
Intesa Sanpaolo SpA (Italy)†(a)	3.25%		9/23/2024	3,928,000	3,771,258
Intesa Sanpaolo SpA (Italy)†(a)	3.375%		1/12/2023	1,966,000	1,956,410
Intesa Sanpaolo SpA (Italy)†(a)	5.017%		6/26/2024	8,728,000	8,361,140
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026	2,302,000	2,161,043
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	3,156,000	2,941,748
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	2,899,000	2,712,886
JPMorgan Chase & Co.	3.216% (SOFR + .92%)	#	2/24/2026	3,765,000	3,711,788
JPMorgan Chase & Co.	3.476% (SOFR + 1.18%)	#	2/24/2028	2,527,000	2,463,660
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	6,842,000	6,771,268
JPMorgan Chase & Co.	3.875%		9/10/2024	214,000	213,134
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	5,146,000	5,138,658
KeyBank NA/Cleveland OH	4.15%		8/8/2025	1,678,000	1,665,618
Lloyds Banking Group plc (United Kingdom)(a)	4.582%		12/10/2025	5,156,000	5,028,333
Lloyds Banking Group plc (United Kingdom)(a)	4.65%		3/24/2026	3,048,000	2,976,350

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
M&T Bank Corp.	4.00%		7/15/2024	$1,000,000	$995,885
Macquarie Group Ltd. (Australia)†(a)	1.201% (SOFR + .69%)	#	10/14/2025	6,843,000	6,322,338
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	352,895
Macquarie Group Ltd. (Australia)†(a)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	871,000	868,688
Macquarie Group Ltd. (Australia)†(a)	4.063% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	4,881,000	4,878,663
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%)	#	8/9/2026	5,321,000	5,327,287
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.953% (1 Yr. Treasury CMT + .55%)	#	7/19/2025	2,237,000	2,088,532
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	6,660,000	6,683,829
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	3,468,000	3,242,582
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	3,835,000	3,639,301
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	3,253,000	3,206,914
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	6,519,000	6,491,891
NatWest Markets plc (United Kingdom)†(a)	0.80%		8/12/2024	613,000	570,727
NatWest Markets plc (United Kingdom)†(a)	3.479%		3/22/2025	3,930,000	3,820,028
Nordea Bank Abp (Finland)†(a)	3.60%		6/6/2025	2,676,000	2,624,229
Nordea Bank Abp (Finland)†(a)	4.25%		9/21/2022	505,000	505,217
Popular, Inc.	6.125%		9/14/2023	504,000	511,061
Royal Bank of Canada (Canada)(a)	3.97%		7/26/2024	3,822,000	3,811,405
Royal Bank of Canada (Canada)(a)	4.24%		8/3/2027	4,539,000	4,482,045
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	2,232,000	1,942,085
Santander Holdings USA, Inc.	3.244%		10/5/2026	1,028,000	956,804
Santander Holdings USA, Inc.	3.40%		1/18/2023	3,651,000	3,640,580
Santander Holdings USA, Inc.	3.50%		6/7/2024	967,000	950,953

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(a)	1.089% (SOFR + .79%)	#	3/15/2025	$1,913,000	$1,790,730
Santander UK Group Holdings plc (United Kingdom)(a)	2.469% (SOFR + 1.22%)	#	1/11/2028	2,488,000	2,182,580
Santander UK Group Holdings plc (United Kingdom)(a)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	6,040,000	6,007,744
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%		9/15/2025	3,337,000	3,241,343
Santander UK Group Holdings plc (United Kingdom)(a)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	5,776,000	5,757,088
Societe Generale SA (France)†(a)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	4,992,000	4,618,934
Standard Chartered plc (United Kingdom)†(a)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	2,093,000	1,980,464
Standard Chartered plc (United Kingdom)†(a)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	188,509
Standard Chartered plc (United Kingdom)†(a)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	284,000	282,799
Standard Chartered plc (United Kingdom)†(a)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	2,530,000	2,379,607
Standard Chartered plc (United Kingdom)†(a)	3.20%		4/17/2025	3,246,000	3,149,400
Standard Chartered plc (United Kingdom)†(a)	3.785% (3 Mo. LIBOR + 1.56%)	#	5/21/2025	1,940,000	1,894,721
Standard Chartered plc (United Kingdom)†(a)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	2,377,000	2,365,063
Standard Chartered plc (United Kingdom)†(a)	5.20%		1/26/2024	3,559,000	3,567,796
Svenska Handelsbanken AB (Sweden)†(a)	3.65%		6/10/2025	4,444,000	4,358,230
Synovus Financial Corp.	3.125%		11/1/2022	2,497,000	2,494,190
Toronto-Dominion Bank (The) (Canada)(a)	3.766%		6/6/2025	6,338,000	6,268,964
UBS AG (Switzerland)(a)	5.125%		5/15/2024	18,374,000	18,437,390
UBS Group AG (Switzerland)†(a)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	1,756,000	1,738,401

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UniCredit SpA (Italy)†(a)	2.569% (1 Yr. Treasury CMT + 2.30%)	#	9/22/2026	$2,520,000	$2,205,894
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	8,170,000	8,352,036
US Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	3,808,000	3,823,992
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	5,134,000	5,099,082
Total					484,629,310

Chemicals 0.37%
Celanese US Holdings LLC	5.90%		7/5/2024	8,845,000	8,914,717
Orbia Advance Corp. SAB de CV (Mexico)†(a)	1.875%		5/11/2026	3,810,000	3,412,236
Total					12,326,953

Commercial Services 0.99%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	3.375%		7/24/2024	1,400,000	1,354,152
Ashtead Capital, Inc.†	4.00%		5/1/2028	7,005,000	6,409,116
Ashtead Capital, Inc.†	4.375%		8/15/2027	3,519,000	3,326,636
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(a)	5.00%		2/1/2025	4,711,000	4,738,182
Sabre GLBL, Inc.†	7.375%		9/1/2025	2,870,000	2,722,912
Triton Container International Ltd.†	0.80%		8/1/2023	3,076,000	2,956,051
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,349,652
Triton Container International Ltd.†	2.05%		4/15/2026	10,642,000	9,244,852
Total					33,101,553

Computers 0.21%
Dell International LLC/EMC Corp.	4.00%		7/15/2024	1,417,000	1,411,645
Dell International LLC/EMC Corp.	5.85%		7/15/2025	1,634,000	1,692,748
Dell International LLC/EMC Corp.	6.02%		6/15/2026	3,593,000	3,733,694
Total					6,838,087

Distribution/Wholesale 0.03%
KAR Auction Services, Inc.†	5.125%		6/1/2025	877,000	862,213

Diversified Financial Services 3.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	1,596,000	1,477,815
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.15%		2/15/2024	1,224,000	1,187,262

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.50%		9/15/2023	$1,392,000	$1,385,278
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	4,400,000	4,381,220
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.50%		7/15/2025	5,376,000	5,507,596
Air Lease Corp.	3.00%		9/15/2023	2,000,000	1,972,744
Air Lease Corp.	4.25%		2/1/2024	527,000	525,911
Aircastle Ltd.	4.40%		9/25/2023	2,715,000	2,699,246
Aircastle Ltd.	5.00%		4/1/2023	1,840,000	1,839,442
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,086,234
Ally Financial, Inc.	1.45%		10/2/2023	4,223,000	4,096,666
Ally Financial, Inc.	3.875%		5/21/2024	5,705,000	5,660,195
Ally Financial, Inc.	5.125%		9/30/2024	1,504,000	1,523,829
Ally Financial, Inc.	5.75%		11/20/2025	5,089,000	5,146,627
American Express Co.	3.95%		8/1/2025	4,984,000	4,940,775
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	298,769
Aviation Capital Group LLC†	3.875%		5/1/2023	9,000,000	8,886,387
Aviation Capital Group LLC†	4.375%		1/30/2024	1,000,000	974,362
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,240,578
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.95%		7/1/2024	444,000	424,193
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	8,247,000	7,607,116
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.375%		5/1/2026	1,000,000	925,186
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	6,298,000	6,229,356
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	1,754,000	1,720,789
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	7,213,000	6,402,074
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	3,486,000	3,145,383
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	2,893,000	2,868,392
Muthoot Finance Ltd. (India)†(a)	6.125%		10/31/2022	500,000	499,618
Navient Corp.	5.50%		1/25/2023	249,000	248,042
Navient Corp.	5.875%		10/25/2024	5,921,000	5,693,692
Navient Corp.	6.125%		3/25/2024	3,263,000	3,187,559
Navient Corp.	7.25%		9/25/2023	2,997,000	3,007,010
OneMain Finance Corp.	5.625%		3/15/2023	211,000	209,374
OneMain Finance Corp.	6.125%		3/15/2024	6,046,000	5,910,509
OneMain Finance Corp.	8.25%		10/1/2023	1,927,000	1,950,104

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Park Aerospace Holdings Ltd. (Ireland)†(a)	4.50%		3/15/2023	$4,399,000	$4,374,405
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	12,742,000	12,589,385
Total					127,823,123

Electric 3.33%
AES Corp. (The)†	3.30%		7/15/2025	4,791,000	4,553,390
Alexander Funding Trust†	1.841%		11/15/2023	2,465,000	2,343,220
American Electric Power Co., Inc.	2.031%		3/15/2024	6,223,000	6,030,832
Ausgrid Finance Pty Ltd. (Australia)†(a)	3.85%		5/1/2023	2,235,000	2,226,637
Calpine Corp.†	5.25%		6/1/2026	3,419,000	3,323,439
CenterPoint Energy, Inc.	2.944% (SOFR Index + .65%)	#	5/13/2024	4,038,000	3,995,039
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	2,650,000	2,715,858
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	3,002,000	2,958,981
Dominion Energy, Inc.	2.359% (3 Mo. LIBOR + .53%)	#	9/15/2023	4,387,000	4,372,174
DTE Energy Co.	4.22%		11/1/2024	3,105,000	3,093,667
Eversource Energy	4.20%		6/27/2024	1,628,000	1,627,419
Fells Point Funding Trust†	3.046%		1/31/2027	4,277,000	3,946,348
FirstEnergy Transmission LLC†	4.35%		1/15/2025	3,000,000	2,947,613
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,480,378
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%		11/12/2024	444,000	448,138
Israel Electric Corp. Ltd. (Israel)†(a)	6.875%		6/21/2023	3,385,000	3,460,296
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5,530,000	5,504,526
Monongahela Power Co.†	4.10%		4/15/2024	4,000,000	3,967,720
NextEra Energy Capital Holdings, Inc.	3.254% (3 Mo. LIBOR + .27%)	#	2/22/2023	9,600,000	9,579,254
NextEra Energy Capital Holdings, Inc.	4.255%		9/1/2024	4,818,000	4,822,359
NextEra Energy Capital Holdings, Inc.	4.45%		6/20/2025	3,546,000	3,557,777
Niagara Mohawk Power Corp.†	3.508%		10/1/2024	2,337,000	2,269,939
NRG Energy, Inc.†	3.75%		6/15/2024	4,197,000	4,076,896
OGE Energy Corp.	0.703%		5/26/2023	2,189,000	2,137,479
Pacific Gas and Electric Co.	3.15%		1/1/2026	7,690,729	7,135,577
Puget Energy, Inc.	3.65%		5/15/2025	4,587,000	4,437,208
Southern Co. (The)	5.113%		8/1/2027	3,494,000	3,501,778
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	2,520,000	2,465,517
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,863,000	3,727,078
Vistra Operations Co. LLC†	4.875%		5/13/2024	4,211,000	4,161,463
Total					110,868,000

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 0.11%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	$2,685,000	$2,611,431
Greenko Dutch BV (Netherlands)†(a)	3.85%		3/29/2026	599,460	509,541
Greenko Mauritius Ltd. (India)†(a)	6.25%		2/21/2023	495,000	483,863
Total					3,604,835

Engineering & Construction 0.03%
Fluor Corp.	3.50%		12/15/2024	877,000	849,375

Entertainment 0.53%
Caesars Entertainment, Inc.†	6.25%		7/1/2025	3,105,000	3,035,758
Caesars Entertainment, Inc.†	8.125%		7/1/2027	4,535,000	4,461,238
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%		5/1/2025	1,579,000	1,550,910
International Game Technology plc†	6.50%		2/15/2025	404,000	401,477
Live Nation Entertainment, Inc.†	4.875%		11/1/2024	1,894,000	1,835,778
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%		11/15/2027	1,350,000	1,453,343
Scientific Games International, Inc.†	8.625%		7/1/2025	1,805,000	1,860,062
SeaWorld Parks & Entertainment, Inc.†	8.75%		5/1/2025	3,091,000	3,200,173
Total					17,798,739

Food 0.05%
US Foods, Inc.†	6.25%		4/15/2025	1,512,000	1,521,352

Forest Products & Paper 0.06%
Suzano Austria GmbH (Brazil)†(a)	5.75%		7/14/2026	984,000	1,002,130
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%		10/15/2024	871,000	865,723
Total					1,867,853

Gas 0.76%
Atmos Energy Corp.	0.625%		3/9/2023	5,302,000	5,210,253
Atmos Energy Corp.	2.07% (3 Mo. LIBOR + .38%)	#	3/9/2023	3,053,000	3,052,194
Brooklyn Union Gas Co. (The)†	4.632%		8/5/2027	3,505,000	3,438,315
CenterPoint Energy Resources Corp.	3.60% (3 Mo. LIBOR + .50%)	#	3/2/2023	1,612,000	1,609,574
Centrica plc (United Kingdom)†(a)	4.00%		10/16/2023	2,450,000	2,439,831
National Fuel Gas Co.	5.50%		1/15/2026	1,183,000	1,196,005
ONE Gas, Inc.	1.10%		3/11/2024	5,020,000	4,832,301
ONE Gas, Inc.	2.331% (3 Mo. LIBOR + .61%)	#	3/11/2023	3,551,000	3,551,141
Total					25,329,614

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.28%
Centene Corp.	4.25%	12/15/2027	$3,253,000	$3,093,863
HCA, Inc.	5.00%	3/15/2024	2,113,000	2,128,025
HCA, Inc.	5.25%	4/15/2025	3,416,000	3,456,116
HCA, Inc.	5.375%	2/1/2025	611,000	617,578
Total				9,295,582

Home Builders 0.33%
Lennar Corp.	4.50%	4/30/2024	1,610,000	1,612,226
Lennar Corp.	4.875%	12/15/2023	66,000	66,421
Lennar Corp.	5.875%	11/15/2024	4,800,000	4,918,972
Toll Brothers Finance Corp.	4.375%	4/15/2023	615,000	612,474
Toll Brothers Finance Corp.	4.875%	11/15/2025	3,897,000	3,839,927
Total				11,050,020

Housewares 0.12%
Newell Brands, Inc.	4.10%	4/1/2023	926,000	923,731
Newell Brands, Inc.	4.45%	4/1/2026	3,202,000	3,015,548
Total				3,939,279

Insurance 0.65%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,269,862
CNO Financial Group, Inc.	5.25%	5/30/2025	2,103,000	2,114,556
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,170,186
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,260,197
F&G Global Funding†	1.75%	6/30/2026	1,080,000	964,355
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,339,371
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	950,103
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,867,750
Jackson Financial, Inc.	5.17%	6/8/2027	2,251,000	2,223,805
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,839,232
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,083,710
Peachtree Corners Funding Trust†	3.976%	2/15/2025	442,000	436,151
Total				21,519,278

Internet 0.78%
Expedia Group, Inc.†	6.25%	5/1/2025	4,611,000	4,734,918
Netflix, Inc.†	3.625%	6/15/2025	1,025,000	985,363
Netflix, Inc.	4.375%	11/15/2026	8,329,000	8,090,041
Netflix, Inc.	5.875%	2/15/2025	8,000,000	8,194,320

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet (continued)
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	$4,000,000	$3,464,740
VeriSign, Inc.	5.25%	4/1/2025	646,000	656,418
Total				26,125,800

Iron-Steel 0.11%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026	2,230,000	2,059,539
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	1,129,000	1,139,319
POSCO (South Korea)†(a)	2.375%	11/12/2022	450,000	448,804
Total				3,647,662

Lodging 0.37%
Hyatt Hotels Corp.	1.30%	10/1/2023	6,396,000	6,203,771
Hyatt Hotels Corp.	1.80%	10/1/2024	3,213,000	3,055,593
MGM Resorts International	6.75%	5/1/2025	550,000	550,377
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	965,000	949,782
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	1,719,259	1,648,434
Total				12,407,957

Machinery-Diversified 0.17%
Granite US Holdings Corp.†	11.00%	10/1/2027	1,856,000	1,808,830
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	1,937,000	1,929,735
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	2,004,000	1,998,480
Total				5,737,045

Media 0.14%
FactSet Research Systems, Inc.	2.90%	3/1/2027	2,005,000	1,885,815
Univision Communications, Inc.†	5.125%	2/15/2025	2,802,000	2,710,094
Total				4,595,909

Mining 1.64%
Alcoa Nederland Holding BV (Netherlands)†(a)	5.50%	12/15/2027	3,757,000	3,606,288
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%	5/15/2028	3,513,000	3,419,695
Anglo American Capital plc (United Kingdom)†(a)	3.625%	9/11/2024	4,500,000	4,413,876
Anglo American Capital plc (United Kingdom)†(a)	4.125%	9/27/2022	2,113,000	2,112,151
Anglo American Capital plc (United Kingdom)†(a)	4.875%	5/14/2025	1,542,000	1,530,910
Arconic Corp.†	6.00%	5/15/2025	1,129,000	1,110,654
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	3,448,000	3,397,836
Freeport Indonesia PT (Indonesia)†(a)	4.763%	4/14/2027	2,132,000	2,080,832
Freeport-McMoRan, Inc.	4.55%	11/14/2024	556,000	558,432

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Finance Canada Ltd. (Canada)†(a)	4.25%	10/25/2022	$3,749,000	$3,753,386
Glencore Funding LLC†	1.625%	4/27/2026	670,000	594,379
Glencore Funding LLC†	4.00%	4/16/2025	1,567,000	1,532,354
Glencore Funding LLC†	4.00%	3/27/2027	5,273,000	5,069,357
Glencore Funding LLC†	4.125%	5/30/2023	4,134,000	4,129,866
Glencore Funding LLC†	4.125%	3/12/2024	4,797,000	4,765,612
Glencore Funding LLC†	4.625%	4/29/2024	10,553,000	10,575,637
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	1,963,000	1,998,867
Total				54,650,132

Miscellaneous Manufacturing 0.15%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	2,714,000	2,575,369
Parker-Hannifin Corp.	3.65%	6/15/2024	2,617,000	2,593,988
Total				5,169,357

Oil & Gas 3.33%
Aker BP ASA (Norway)†(a)	2.00%	7/15/2026	6,429,000	5,739,902
Cenovus Energy, Inc. (Canada)(a)	5.375%	7/15/2025	2,194,000	2,252,797
Chord Energy Corp.†	6.375%	6/1/2026	2,978,000	2,892,948
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	3,914,899
Continental Resources, Inc.	3.80%	6/1/2024	10,168,000	10,042,832
Continental Resources, Inc.	4.375%	1/15/2028	1,956,000	1,844,938
Continental Resources, Inc.	4.50%	4/15/2023	4,718,000	4,721,468
Coterra Energy, Inc.†	4.375%	6/1/2024	1,878,000	1,867,688
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	5,117,000	5,047,665
Devon Energy Corp.	5.25%	9/15/2024	2,711,000	2,754,014
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,814,053
Devon Energy Corp.	5.875%	6/15/2028	7,055,000	7,269,042
Devon Energy Corp.	8.25%	8/1/2023	5,532,000	5,685,128
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,250,000	1,235,250
Eni SpA (Italy)†(a)	4.00%	9/12/2023	660,000	657,976
EQT Corp.†	3.125%	5/15/2026	3,925,000	3,698,678
EQT Corp.	3.90%	10/1/2027	3,997,000	3,788,896
EQT Corp.	6.125%	2/1/2025	7,455,000	7,671,605
Hess Corp.	3.50%	7/15/2024	1,046,000	1,030,776
Laredo Petroleum, Inc.	9.50%	1/15/2025	3,251,000	3,266,572
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	2,359,000	2,280,209
Matador Resources Co.	5.875%	9/15/2026	4,921,000	4,822,777

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
OGX Austria GmbH (Brazil)†(a)(c)	8.50%		6/1/2018	$225,000	$5
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	1,930,000	1,806,247
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	3,081,000	2,979,690
PDC Energy, Inc.	5.75%		5/15/2026	3,443,000	3,301,131
PDC Energy, Inc.	6.125%		9/15/2024	241,000	239,372
Petroleos Mexicanos (Mexico)(a)	6.875%		8/4/2026	5,338,000	5,001,495
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	3,259,000	3,599,413
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%		8/15/2025	3,500,000	3,042,200
Viper Energy Partners LP†	5.375%		11/1/2027	2,857,000	2,739,835
Total					111,009,501

Oil & Gas Services 0.08%
Oceaneering International, Inc.	4.65%		11/15/2024	2,076,000	1,939,657
Weatherford International Ltd.†	11.00%		12/1/2024	658,000	669,755
Total					2,609,412

Pharmaceuticals 0.36%
Bayer US Finance II LLC†	2.839% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	1,325,000	1,324,467
Bayer US Finance II LLC†	3.375%		7/15/2024	3,000,000	2,934,520
Bayer US Finance II LLC†	3.875%		12/15/2023	4,207,000	4,175,909
Bayer US Finance II LLC†	4.25%		12/15/2025	3,750,000	3,690,463
Total					12,125,359

Pipelines 1.42%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	10,180,000	10,390,980
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	5,100,000	5,245,207
Energy Transfer LP	5.875%		1/15/2024	919,000	931,625
ONEOK, Inc.	7.50%		9/1/2023	672,000	689,221
Plains All American Pipeline LP/PAA Finance Corp.	3.85%		10/15/2023	2,036,000	2,028,507
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	2,491,000	2,465,209
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	5,665,000	5,697,767
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,218,000	3,265,883
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,000,000	8,226,956
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	5,879,000	6,055,723
Texas Eastern Transmission LP†	2.80%		10/15/2022	223,000	222,555

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Western Midstream Operating LP	3.555% (3 Mo. LIBOR + 1.10%)	#	1/13/2023	$493,000	$491,124
Western Midstream Operating LP	3.95%		6/1/2025	1,800,000	1,722,376
Total					47,433,133

REITS 1.33%
American Tower Corp.	3.65%		3/15/2027	3,421,000	3,257,848
EPR Properties	4.50%		4/1/2025	1,620,000	1,564,364
EPR Properties	4.50%		6/1/2027	5,750,000	5,225,171
EPR Properties	4.75%		12/15/2026	4,125,000	3,887,688
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	1,275,000	1,261,000
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	678,000	589,440
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	1,965,000	1,906,838
Kite Realty Group Trust	4.00%		3/15/2025	1,755,000	1,711,286
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	2,181,000	2,124,032
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	2,166,000	2,188,960
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	6,577,000	6,203,571
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	2,599,000	2,353,576
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	2,277,000	2,283,569
Vornado Realty LP	2.15%		6/1/2026	1,231,000	1,084,372
Vornado Realty LP	3.50%		1/15/2025	3,565,000	3,413,300
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	5,314,000	5,097,654
Total					44,152,669

Retail 0.05%
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	1,881,000	1,697,394

Savings & Loans 0.04%
Nationwide Building Society (United Kingdom)†(a)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	1,361,000	1,354,714

Semiconductors 0.44%
Microchip Technology, Inc.	0.972%		2/15/2024	4,530,000	4,314,853
Microchip Technology, Inc.	2.67%		9/1/2023	1,525,000	1,503,196
Microchip Technology, Inc.	4.25%		9/1/2025	2,845,000	2,816,094
Microchip Technology, Inc.	4.333%		6/1/2023	4,111,000	4,117,860

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Qorvo, Inc.†	1.75%	12/15/2024	$1,840,000	$1,719,986
SK Hynix, Inc. (South Korea)†(a)	1.50%	1/19/2026	316,000	280,621
Total				14,752,610

Software 0.27%
Oracle Corp.	2.50%	4/1/2025	4,400,000	4,178,284
Oracle Corp.	2.65%	7/15/2026	1,100,000	1,014,872
Take-Two Interactive Software, Inc.	3.30%	3/28/2024	2,384,000	2,351,820
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	1,621,000	1,583,976
Total				9,128,952

Telecommunications 0.24%
Altice France SA (France)†(a)	8.125%	2/1/2027	8,325,000	7,932,809

Toys/Games/Hobbies 0.04%
Mattel, Inc.	3.15%	3/15/2023	1,250,000	1,233,643

Transportation 0.04%
Pelabuhan Indonesia Persero PT (Indonesia)†(a)	4.50%	5/2/2023	1,220,000	1,221,818

Trucking & Leasing 0.04%
Fortress Transportation and Infrastructure Investors LLC†	6.50%	10/1/2025	1,577,000	1,471,861

Water 0.09%
Aquarion Co.†	4.00%	8/15/2024	2,955,000	2,918,652
Total Corporate Bonds (cost $1,443,239,721)				1,368,707,965

FLOATING RATE LOANS(d) 5.69%

Aerospace 0.02%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(a)	7.46% (3 Mo. LIBOR + 4.75%)	4/20/2028	820,313	809,719

Airlines 0.02%
American Airlines, Inc. 2017 Incremental Term Loan	4.391% (1 Mo. LIBOR + 2.00%)	12/15/2023	278,754	276,315
American Airlines, Inc. 2018 Term Loan B	4.243% (1 Mo. LIBOR + 1.75%)	6/27/2025	375,012	348,814
Total				625,129

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.14%
Tenneco, Inc. 1st Lien Term Loan A	4.524% (1 Mo. LIBOR + 2.00%)	9/29/2023	$4,837,879	$4,798,571

Chemicals 0.27%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	4.00% (3 Mo. LIBOR + 1.75%)	6/1/2024	5,829,929	5,810,487
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	4.057% (3 Mo. LIBOR + 1.25%)	1/17/2023	495,689	495,069
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	4.432% (3 Mo. LIBOR + 1.63%)	1/17/2025	2,877,883	2,874,286
Total				9,179,842

Commercial Services 0.37%
Moneygram International, Inc 2021 Term Loan B	6.00% (6 Mo. LIBOR + 4.50%)	7/21/2026	9,292,440	9,207,229
Syniverse Holdings, Inc. 2022 Term Loan	9.455% (1 Mo. SOFR + 7.00%)	5/13/2027	3,375,000	3,010,601
Total				12,217,830

Diversified Financial Services 0.52%
Cowen Inc Term Loan B	4.635% (3 Mo. LIBOR + 3.25%)	3/24/2028	6,840,659	6,840,659
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	4.00% (3 Mo. LIBOR + 1.75%)	10/6/2023	10,432,751	10,440,367
Total				17,281,026

Entertainment 0.35%
Churchill Downs Incorporated 2017 Term Loan B	4.53% (1 Mo. LIBOR + 2.00%)	12/27/2024	11,840,872	11,766,867

Financial 0.20%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)	8/21/2025	3,795,147	3,700,269
Trans Union, LLC 2019 Term Loan B5	4.274% (1 Mo. LIBOR + 1.75%)	11/16/2026	3,190,774	3,130,452
Total				6,830,721

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food 0.13%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(a)	5.07% (3 Mo. LIBOR + 2.00%)		5/1/2026	$4,279,268	$4,274,882

Gaming/Leisure 0.17%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		12/23/2024	5,581,312	5,520,755

Government 0.03%
Seminole Tribe of Florida 2018 Term Loan B	4.274% (1 Mo. LIBOR + 1.75%)		7/8/2024	874,379	874,471

Health Care Services 0.05%
Humana Inc. Delayed Draw Term Loan	3.774% (1 Mo. LIBOR + 1.25%)		5/28/2024	1,722,914	1,712,146	(e)

Healthcare 0.22%
Change Healthcare Holdings LLC 2017 Term Loan B	5.024% (1 Mo. LIBOR + 2.50%)		3/1/2024	7,531,604	7,498,125

Information Technology 0.30%
Applied Systems, Inc. 2017 1st Lien Term Loan	5.25% - 6.75% (Prime Rate + 2.00%) (3 Mo. LIBOR + 3.00%)		9/19/2024	6,142,886	6,104,892
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	6.53% (1 Mo. LIBOR + 4.00%)		4/26/2024	1,890,078	1,846,767
Tibco Software Inc. 2020 Term Loan B3	6.28% (1 Mo. LIBOR + 3.75%)		6/30/2026	2,018,770	2,012,966
Total					9,964,625

Leisure Time 0.12%
Life Time Fitness Inc. 2021 Term Loan B	7.82% (3 Mo. LIBOR + 4.75%)		12/16/2024	961,538	951,125
Royal Caribbean Cruises Ltd. 2017 Non-Extended Revolver (Liberia)(a)(f)	–	(g)	10/12/2022	3,000,000	2,973,750	(e)
Total					3,924,875

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.53%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(a)	4.524% (1 Mo. LIBOR + 2.00%)	11/30/2023	$6,015,515	$6,003,604
Hilton Worldwide Finance, LLC 2019 Term Loan B2	4.194% (1 Mo. LIBOR + 1.75%)	6/22/2026	7,374,507	7,228,860
Resorts World Las Vegas LLC Term Loan A	4.024% (1 Mo. LIBOR + 1.50%)	4/16/2024	4,400,000	4,345,000
Total				17,577,464

Media 1.16%
Charter Communications Operating, LLC 2019 Term Loan B1	4.28% (1 Mo. LIBOR + 1.75%)	4/30/2025	23,116,589	22,883,342
Nielsen Finance LLC USD Term Loan B4	4.369% (1 Mo. LIBOR + 2.00%)	10/4/2023	14,772,745	14,770,456
Univision Communications Inc. Term Loan C5	5.274% (1 Mo. LIBOR + 2.75%)	3/15/2024	1,034,549	1,032,827
Total				38,686,625

Pipelines 0.09%
Buckeye Partners, L.P. 2021 Term Loan B	4.623% (1 Mo. LIBOR + 2.25%)	11/1/2026	3,046,603	3,004,712

Real Estate Investment Trusts 0.20%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	3.50% (1 Mo. LIBOR + 1.13%)	12/8/2023	4,455,475	4,444,336
Invitation Homes Operating Partnership LP 2020 Term Loan A	3.358% (1 Mo. LIBOR + .99%)	1/31/2025	2,245,570	2,234,342
Total				6,678,678

Telecommunications 0.44%
CenturyLink, Inc. 2020 Term Loan A	4.524% (1 Mo. LIBOR + 2.00%)	1/31/2025	7,776,700	7,683,146
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.178% (1 Mo. LIBOR + 6.75%)	4/10/2026	6,850,000	6,841,438
Total				14,524,584

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.36%
XPO Logistics, Inc. 2018 Term Loan B	4.123% (1 Mo. LIBOR + 1.75%)		2/24/2025	$12,148,279	$11,954,635
Total Floating Rate Loans (cost $191,159,952)					189,706,282

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.05%

Morocco
Morocco Government International Bond† (cost $1,513,872)	4.25%		12/11/2022	1,500,000	1,499,062

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.294%	#(h)	11/25/2026	13,914,739	93,588
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.125%	#(h)	2/25/2032	1,238,222	107,676
Government National Mortgage Assoc. 2013-171 IO	0.564%	#(h)	6/16/2054	50,027	5,759	(i)
Government National Mortgage Assoc. 2013-193 IO	0.191%	#(h)	1/16/2055	34,191	2,656
Government National Mortgage Assoc. 2014-112 A	3.00%	#(h)	1/16/2048	141,799	132,547
Government National Mortgage Assoc. 2014-15 IO	0.579%	#(h)	8/16/2054	22,622	6,100
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	21,431	21,130
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $460,678)					369,456

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.05%
Federal Home Loan Mortgage Corp.	1.89% (12 Mo. LIBOR + 1.64%)	#	11/1/2043	177,214	178,927
Federal Home Loan Mortgage Corp.	2.098% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	98,677	100,277
Federal Home Loan Mortgage Corp.	2.208% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	63,729	65,681
Federal Home Loan Mortgage Corp.	2.241% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	23,069	23,576
Federal Home Loan Mortgage Corp.	2.306% (12 Mo. LIBOR + 1.71%)	#	4/1/2037	24,779	25,330
Federal Home Loan Mortgage Corp.	2.385% (12 Mo. LIBOR + 1.82%)	#	10/1/2038	18,290	18,776
Federal Home Loan Mortgage Corp.	2.629% (12 Mo. LIBOR + 1.79%)	#	12/1/2036	67,776	69,732

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.855% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	$68,152	$70,134
Federal National Mortgage Assoc.	2.139% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	30,266	30,996
Federal National Mortgage Assoc.	2.166% (12 Mo. LIBOR + 1.53%)	#	3/1/2039	45,365	46,239
Federal National Mortgage Assoc.	2.346% (1 Yr. Treasury CMT + 2.24%)	#	3/1/2038	3,753	3,821
Federal National Mortgage Assoc.	2.373% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	66,178	68,032
Federal National Mortgage Assoc.	2.407% (12 Mo. LIBOR + 1.57%)	#	6/1/2038	59,520	60,653
Federal National Mortgage Assoc.	2.427% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	30,752	31,614
Federal National Mortgage Assoc.	2.495% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	16,005	16,534
Federal National Mortgage Assoc.	2.626% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	6,100	6,226
Federal National Mortgage Assoc.	2.685% (12 Mo. LIBOR + 1.90%)	#	12/1/2038	23,985	24,751
Federal National Mortgage Assoc.	2.718% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	82,510	84,859
Federal National Mortgage Assoc.	2.724% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	290,154	297,937
Federal National Mortgage Assoc.	2.738% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	251,561	258,833
Federal National Mortgage Assoc.	2.74% (1 Yr. Treasury CMT + 2.21%)	#	1/1/2038	39,924	41,045
Federal National Mortgage Assoc.	2.797% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	57,283	59,223
Federal National Mortgage Assoc.	2.826% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	74,303	76,225
Federal National Mortgage Assoc.	2.855% (12 Mo. LIBOR + 1.63%)	#	9/1/2038	53,861	55,282
Federal National Mortgage Assoc.	2.986% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	11,758	12,070
Total Government Sponsored Enterprises Pass-Throughs (cost $1,749,532)					1,726,773

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.06%

Government 0.00%
New York Transportation Development Corp.	1.61%		12/1/2022	$110,000	$109,505

Miscellaneous 0.06%
Louisiana Local Government Environmental Facilities & Community Development Authority A1	3.615%		2/1/2029	1,732,000	1,712,273
State of Illinois	4.95%		6/1/2023	318,818	320,366
Total					2,032,639
Total Municipal Bonds (cost $2,163,093)					2,142,144

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.94%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	118,804	115,762
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(h)	5/25/2065	163,681	154,211
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(h)	1/20/2065	2,015,189	1,715,143
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(h)	9/25/2066	4,026,219	3,442,430
AOA Mortgage Trust 2021-1177 A†	3.266% (1 Mo. LIBOR + .87%)	#	10/15/2038	12,075,000	11,445,796
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.891% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	842,000	813,934
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.821% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	907,000	874,657
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.041% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	288,000	275,648
Bayview MSR Opportunity Master Fund Trust 2021-INV4 A11†	3.033% (1 Mo. SOFR + .85%)	#	10/25/2051	8,963,837	8,450,840
BBCMS Mortgage Trust 2018-TALL A†	3.113% (1 Mo. LIBOR + .72%)	#	3/15/2037	3,400,000	3,246,484
BBCMS Mortgage Trust 2018-TALL C†	3.512% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	3,350,000	3,065,935
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	205,353	194,393
BBCMS Trust 2015-VFM X X IO†	0.436%	#(h)	3/12/2036	805,444	6,186
BBCMS Trust 2018-BXH A†	3.391% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	1,492,237	1,449,696
BB-UBS Trust 2012-TFT B†	3.678%	#(h)	6/5/2030	2,149,000	1,934,083
BB-UBS Trust 2012-TFT C†	3.678%	#(h)	6/5/2030	3,000,000	2,582,043

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BDS Ltd. 2021-FL8 A†	3.297% (1 Mo. LIBOR + .92%)	#	1/18/2036	$4,204,467	$4,113,062
BFLD 2019-DPLO A†	3.481% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	2,780,000	2,733,942
BFLD 2019-DPLO E†	4.631% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	6,100,000	5,822,504
BHMS 2018-ATLS A†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	2,639,902	2,565,156
BHMS 2018-ATLS C†	4.291% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	12,254,000	11,759,078
BHMS 2018-ATLS D†	4.641% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	8,630,000	8,177,053
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(h)	3/10/2033	47,800,000	426,577
BWAY Mortgage Trust 2015-1740 C†	3.342%		1/10/2035	3,350,000	2,989,892
BX 2021-MFM1 A†	3.091% (1 Mo. LIBOR + .70%)	#	1/15/2034	140,000	135,975
BX Commercial Mortgage Trust 2019-IMC A†	3.391% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	5,880,895	5,746,437
BX Commercial Mortgage Trust 2019-IMC B†	3.691% (1 Mo. LIBOR + 1.30%)	#	4/15/2034	7,950,000	7,642,979
BX Commercial Mortgage Trust 2019-XL D†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	5,287,000	5,174,530
BX Commercial Mortgage Trust 2020-VKNG A†	3.321% (1 Mo. LIBOR + .93%)	#	10/15/2037	5,930,496	5,791,441
BX Commercial Mortgage Trust 2021-ACNT A†	3.242% (1 Mo. LIBOR + .85%)	#	11/15/2038	6,750,000	6,541,189
BX Commercial Mortgage Trust 2021-ACNT D†	4.242% (1 Mo. LIBOR + 1.85%)	#	11/15/2038	2,840,000	2,708,296
BX Commercial Mortgage Trust 2021-XL2 A†	3.08% (1 Mo. LIBOR + .69%)	#	10/15/2038	15,038,074	14,505,873
BX Trust 2017-SLCT F†	6.766% (1 Mo. LIBOR + 4.38%)	#	7/15/2034	1,938,850	1,891,137
BX Trust 2021-ARIA E†	4.636% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	10,070,000	9,473,322

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2021-ARIA F†	4.985% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	$3,320,000	$3,059,046
BX Trust 2021-RISE A†	3.139% (1 Mo. LIBOR + .75%)	#	11/15/2036	7,000,000	6,737,664
BX Trust 2022-LBA6 A†	3.307% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	17,780,000	17,294,782
BXHPP Trust 2021-FILM A†	3.041% (1 Mo. LIBOR + .65%)	#	8/15/2036	20,000,000	18,973,186
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.77%	#(h)	5/10/2058	866,310	38,413
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.235%	#(h)	11/10/2049	2,612,087	91,986
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.808%	#(h)	12/10/2054	3,449,454	81,510
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500,000	3,465,442
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.303%	#(h)	7/10/2047	3,452,000	12,749
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.458%	#(h)	6/10/2048	5,474,492	44,801
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(h)	8/25/2066	5,802,527	4,969,956
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	2,704,863	2,697,583
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617,000	588,464
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.745%	#(h)	10/15/2045	2,386,039	12
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	25,928	25,826
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080,000	1,032,682
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.295%	#(h)	3/10/2046	4,082,065	11,678
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.391%	#(h)	6/10/2046	10,700,894	11,146
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	81,339	80,266
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	76,577	75,687

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.091%	#(h)	8/10/2047	$2,127,489	$29,442
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.503%	#(h)	8/10/2049	798,786	31,691
Connecticut Avenue Securities Trust 2022-R01 1M2†	4.083% (1 Mo. SOFR + 1.90%)	#	12/25/2041	5,630,000	5,262,376
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.347%	#(h)	12/15/2049	20,135,000	180,228
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	91,153	89,728
Credit Suisse Mortgage Capital Certificates 2021-BHAR A†	3.542% (1 Mo. LIBOR + 1.15%)	#	11/15/2038	16,329,500	15,325,597
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.686%	#(h)	9/15/2037	39,135,267	515,365
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.341% (1 Mo. LIBOR + .95%)	#	12/15/2030	502,000	499,568
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	350,013	331,881
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	3.792% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	6,130,000	5,910,859
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(h)	3/25/2056	554,194	469,620
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(h)	5/25/2065	2,429,789	2,310,119
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(h)	4/25/2066	889,739	785,833
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(h)	7/25/2066	5,539,015	4,642,805
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(h)	10/25/2066	2,511,072	2,192,046
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3†	2.064%	#(h)	10/25/2066	942,293	794,574
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(h)	11/25/2066	4,947,768	4,428,994
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.109%	#(h)	6/15/2057	82,732,000	110,861

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.085%	#(h)	11/15/2049	$4,172,935	$118,393
CSMC 2021-NQM6 A2†	1.379%	#(h)	7/25/2066	3,626,830	2,996,794
DBGS Mortgage Trust 2018-5BP A†	3.186% (1 Mo. LIBOR + .80%)	#	6/15/2033	1,120,000	1,085,054
DBGS Mortgage Trust 2018-BIOD A†	3.172% (1 Mo. LIBOR + .80%)	#	5/15/2035	1,239,062	1,224,713
DBGS Mortgage Trust 2021-W52 A†	3.787% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	4,750,000	4,592,387
DBGS Mortgage Trust 2021-W52 C†	4.692% (1 Mo. LIBOR + 2.30%)	#	10/15/2036	9,905,000	9,267,759
DBJPM Mortgage Trust 2016-C3 XA IO	1.583%	#(h)	8/10/2049	9,312,421	407,215
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	228,703	215,288
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(h)	6/10/2034	457,406	3,888
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(h)	12/10/2036	61,529,000	121,827
DBWF Mortgage Trust 2018-GLKS A†	3.396% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	2,988,731	2,924,818
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(h)	8/25/2066	5,145,763	4,618,574
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(h)	2/25/2066	94,817	85,588
ELP Commercial Mortgage Trust 2021-ELP D†	3.911% (1 Mo. LIBOR + 1.52%)	#	11/15/2038	2,470,000	2,361,844
EQUS Mortgage Trust 2021-EQAZ B†	3.491% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	2,640,000	2,549,468
EQUS Mortgage Trust 2021-EQAZ C†	3.741% (1 Mo. LIBOR + 1.35%)	#	10/15/2038	8,270,000	7,947,511
EQUS Mortgage Trust 2021-EQAZ D†	4.041% (1 Mo. LIBOR + 1.65%)	#	10/15/2038	3,970,000	3,762,419
Extended Stay America Trust 2021-ESH E†	5.242% (1 Mo. LIBOR + 2.85%)	#	7/15/2038	5,466,357	5,291,703
Freddie Mac STACR REMIC Trust 2021-DNA5 M2†	3.833% (1 Mo. SOFR + 1.65%)	#	1/25/2034	4,804,348	4,792,675
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	3.033% (1 Mo. SOFR + .85%)	#	9/25/2041	2,748,059	2,671,411
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	12,480,000	12,133,115

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	4.033% (1 Mo. SOFR + 1.85%)	#	1/25/2042	$7,160,000	$6,873,484
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	69,757	67,435
Great Wolf Trust 2019-WOLF B†	3.725% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	10,000,000	9,689,764
Great Wolf Trust 2019-WOLF C†	4.024% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	2,945,000	2,839,623
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300,000	1,298,749
GS Mortgage Securities Corp. II 2021-ARDN A†	3.641% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	11,500,000	11,281,894
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159,000	1,105,396
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060,000	1,005,808
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	1,300,000	1,297,147
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.341% (1 Mo. LIBOR + .95%)	#	7/15/2035	2,355,942	2,254,994
GS Mortgage Securities Corp. Trust 2019-70P B†	3.711% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	1,245,442	1,203,699
GS Mortgage Securities Corp. Trust 2021-RENT B†	3.468% (1 Mo. LIBOR + 1.10%)	#	11/21/2035	15,856,709	15,471,701
GS Mortgage Securities Corp. Trust 2021-ROSS A†	3.542% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	5,000,000	4,805,219
GS Mortgage Securities Corp. Trust 2021-ROSS H†	8.292% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	560,000	522,048
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.92%	#(h)	11/10/2045	505,845	5
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(h)	4/10/2031	1,382,891	1,373,053
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(h)	6/10/2046	3,450,000	3,402,750
GS Mortgage Securities Trust 2013-GC12 XA IO	1.517%	#(h)	6/10/2046	16,696,303	67,991
GS Mortgage Securities Trust 2015-GS1 XA IO	0.906%	#(h)	11/10/2048	1,024,359	21,077
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974,000	940,300
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629,000	599,682

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	$469,000	$442,347
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618,000	570,065	(i)
HONO Mortgage Trust 2021-LULU A†	3.541% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	13,950,000	13,507,288
Hudson Yards Mortgage Trust 2016-10HY A†	2.835%		8/10/2038	6,310,000	5,824,469
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200,000	1,016,971
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(h)	8/5/2034	559,000	366,150
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	5.176% (1 Mo. LIBOR + 2.80%)	#	8/5/2034	1,866,721	1,526,984
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(h)	5/15/2048	1,532,000	1,510,815
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	4.641% (1 Mo. LIBOR + 2.25%)	#	12/15/2036	5,800,000	4,995,737
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	9,500,000	9,321,423
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XA IO†	0.639%	#(h)	7/5/2031	129,394,000	439,901
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XB IO†	0.308%	#(h)	7/5/2031	50,413,000	62,885
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	4,546,967	3,683,043
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.038%	#(h)	12/15/2047	5,288,936	8,571
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.527%	#(h)	7/15/2045	4,074,211	7,118
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.355%	#(h)	4/15/2046	1,202,997	4,809
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.007%	#(h)	11/15/2047	2,373,307	30,177
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000,000	2,825,000
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(h)	6/10/2027	2,906,000	756
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(h)	6/10/2027	1,292,000	103
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.717%	#(h)	5/15/2048	1,430,361	17,767
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.723%	#(h)	12/15/2049	3,341,218	60,461

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.949%	#(h)	9/6/2038	$4,340,000	$3,969,256
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.136%	#(h)	9/15/2050	7,522,681	264,418
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.841% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	658,000	626,158
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.541% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	449,000	426,976
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.941% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	332,000	314,931
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.576% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	901,105	896,338
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	4,760,000	4,701,055
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.276% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	323,000	319,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XBFX†	0.555%	#(h)	7/5/2033	95,152,000	241,686
KIND Trust 2021-KIND A†	3.341% (1 Mo. LIBOR + .95%)	#	8/15/2038	6,097,903	5,866,173
KKR Industrial Portfolio Trust 2021-KDIP A†	2.941% (1 Mo. LIBOR + .55%)	#	12/15/2037	198,826	192,348
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.854%	#(h)	3/10/2049	897,358	23,399
LSTAR Commercial Mortgage Trust 2016-4 XB XB IO†	0.803%	#(h)	3/10/2049	19,753,000	376,887
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	1,656,198	1,658,922
LUXE Trust 2021-TRIP C†	4.141% (1 Mo. LIBOR + 1.75%)	#	10/15/2038	1,000,000	957,619
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090,000	2,003,526
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.79%	#(h)	12/15/2048	1,000,000	991,526
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.694%	#(h)	7/15/2050	5,448,065	67,001

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.417%	#(h)	11/15/2049	$4,104,252	$163,923
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	13,913	13,977
Morgan Stanley Capital I Trust 2014-150E A†	3.912%		9/9/2032	11,430,000	11,012,816
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.579%	#(h)	8/15/2049	3,553,041	161,191
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	2.889% (1 Mo. LIBOR + .50%)	#	9/10/2022	9,500,000	9,509,488
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	209,355	200,748
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	132,280	124,788
NYO Commercial Mortgage Trust 2021-1290 A†	3.487% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	10,340,000	9,904,041
One New York Plaza Trust 2020-1NYP A†	3.341% (1 Mo. LIBOR + .95%)	#	1/15/2036	5,000,000	4,826,397
One New York Plaza Trust 2020-1NYP AJ†	3.641% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	3,250,000	3,151,013
One New York Plaza Trust 2020-1NYP B†	3.891% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	1,990,000	1,890,476
PFP Ltd. 2021-7 A†	3.241% (1 Mo. LIBOR + .85%)	#	4/14/2038	2,424,911	2,380,739
Ready Capital Mortgage Financing LLC 2021-FL6 A†	3.394% (1 Mo. LIBOR + .95%)	#	7/25/2036	6,196,207	6,001,057
Ready Capital Mortgage Financing LLC 2022-FL8 A†	3.858% (1 Mo. SOFR + 1.65%)	#	1/25/2037	10,000,000	9,793,085
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	1/26/2060	80,475	77,269
SFO Commercial Mortgage Trust 2021-555 A†	3.541% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	1,750,000	1,680,031
SLIDE 2018-FUN A†	3.541% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	3,162,647	3,132,452
SLIDE 2018-FUN B†	3.891% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	316,448	312,672
SLIDE 2018-FUN D†	4.491% (1 Mo. LIBOR + 2.10%)	#	6/15/2031	7,363,352	7,132,267
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(h)	12/15/2020	32,984,908	330
SMRT 2022-MINI A†	3.308% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	14,970,000	14,574,220

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SREIT Trust 2021-MFP A†	3.122% (1 Mo. LIBOR + .73%)	#	11/15/2038	$11,500,000	$11,099,931
SREIT Trust 2021-MFP D†	3.969% (1 Mo. LIBOR + 1.58%)	#	11/15/2038	2,500,000	2,375,201
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	25,958	25,852
Starwood Mortgage Residential Trust 2021-2 A1 IO†	0.943%	#(h)	5/25/2065	1,629,700	1,538,580
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	31,282	29,350
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(h)	3/10/2046	635,141	619,897
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.995%	#(h)	3/10/2046	7,507,362	3,616
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.222%	#(h)	4/10/2046	15,273,916	20,666
VASA Trust 2021-VASA B†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	6,000,000	5,742,781
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	104,204	101,750
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	177,274	170,549
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	169,365	160,452
Verus Securitization Trust 2021-1 A1†	0.815%	#(h)	1/25/2066	341,926	307,770
Verus Securitization Trust 2021-3 A1†	1.046%	#(h)	6/25/2066	2,677,943	2,384,213
Verus Securitization Trust 2021-5 A1†	1.013%	#(h)	9/25/2066	3,146,358	2,768,500
Verus Securitization Trust 2021-R2 A1†	0.918%	#(h)	2/25/2064	583,700	538,770
Verus Securitization Trust 2021-R3 A1†	1.02%	#(h)	4/25/2064	881,955	838,576
Waikiki Beach Hotel Trust 2019-WBM D†	4.421% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	1,100,000	1,052,490
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.739%	#(h)	6/15/2048	3,243,789	44,989
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.097%	#(h)	6/15/2048	58,000,000	74,339
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.859%	#(h)	8/15/2049	1,631,438	84,753
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.123%	#(h)	10/15/2049	7,056,835	241,351
West Town Mall Trust 2017-KNOX X IO†	0.368%	#(h)	7/5/2030	33,253,864	11,007
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.749%	#(h)	6/15/2045	23,024	22,968
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166,000	1,158,283

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.307%	#(h)	5/15/2045	$8,477,882	$29,623
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.799%	#(h)	8/15/2047	15,000,000	165,222
Total Non-Agency Commercial Mortgage-Backed Securities (cost $596,195,241)					564,238,950

U.S. TREASURY OBLIGATIONS 1.56%
U.S. Treasury Inflation Indexed Bond(j) (cost $58,941,401)	0.125%		2/15/2052	66,344,913	52,040,910
Total Long-Term Investments (cost $3,210,685,292)					3,067,190,654

SHORT-TERM INVESTMENTS 3.30%

COMMERCIAL PAPER 0.55%

Oil & Gas 0.55%
Energy Transfer LP	2.991%		9/1/2022	10,082,000	10,082,000
Energy Transfer LP	3.143%		9/1/2022	8,047,000	8,047,000
Total Commercial Paper (cost $18,129,000)					18,129,000

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.31%
Federal Home Loan Bank Discount Notes (cost $10,423,266)	Zero Coupon		9/23/2022	10,435,000	10,420,696

U.S. TREASURY OBLIGATIONS 1.54%
U.S. Treasury Bill (Cost $51,262,293)	Zero Coupon		2/16/2023	52,000,000	51,225,691

REPURCHASE AGREEMENTS 0.90%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $34,996,400 of U.S. Treasury Note at 0.750% due 1/31/2028; value: $30,616,628; proceeds: $3,016,965 (cost $30,016,256)				30,016,256	30,016,256
Total Short-Term Investments (cost $109,830,815)					109,791,643
Total Investments in Securities 95.37% (cost $3,320,516,107)					3,176,982,297
Less Unfunded Loan Commitments (0.01%) (cost $350,782)					(348,469)
Net Investments in Securities 95.36% (cost $3,320,165,325)					3,176,633,828
Other Assets and Liabilities – Net(k) 4.64%					154,691,698
Net Assets 100.00%					$3,331,325,526

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $1,920,615,077, which represents 57.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2022.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(e)	Level 3 Investment as described in Note 2(b) in the See Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Security partially/fully unfunded.
(g)	Interest rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$15,564
Bank of America(1)	0.049%	3-Month USD SOFR Index	10/21/2022	593,263	2,193
Total Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$17,757

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3-Month USD FedFunds Index	0.051%	10/21/2022	$593,263	$(2,236)
Bank of America(1)	3-Month USD FedFunds Index	0.184%	10/21/2025	165,637	(15,610)
Total Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(17,846)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	$15,000,000	$2,643,322
Bank of America	0.903%	CPI Urban Consumer NSA	4/7/2025	15,000,000	2,547,718
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	1,291,025
Bank of America	1.888%	CPI Urban Consumer NSA	10/2/2029	5,000,000	817,186
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	819,311
Bank of America	1.953%	CPI Urban Consumer NSA	10/15/2029	7,000,000	1,099,927
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	775,626
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,486,464
Bank of America	1.980%	CPI Urban Consumer NSA	10/14/2029	5,000,000	774,498
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,403,094
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	716,780
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	711,496
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	673,386
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	2,113,102
Bank of America	2.229%	CPI Urban Consumer NSA	1/6/2033	5,000,000	702,708
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,205,973
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,134,024

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	$5,000,000	$659,967
Bank of America	2.302%	CPI Urban Consumer NSA	1/11/2033	5,000,000	661,194
Bank of America	2.309%	CPI Urban Consumer NSA	1/19/2033	5,000,000	656,344
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,112,682
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	977,707
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	1,220,614
Bank of America	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	575,259
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,054,811
Bank of America	2.343%	CPI Urban Consumer NSA	9/11/2028	10,000,000	1,056,333
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	542,590
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,049,592
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,067,379
Bank of America	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	572,712
Bank of America	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	1,140,771
Bank of America	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	1,040,404
Bank of America	2.363%	CPI Urban Consumer NSA	3/21/2032	5,000,000	558,857
Bank of America	2.363%	CPI Urban Consumer NSA	1/23/2033	5,000,000	574,916
Bank of America	2.363%	CPI Urban Consumer NSA	1/25/2033	5,000,000	575,059
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	1,125,968
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,654,560
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	557,860
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,019,016
Bank of America	2.377%	CPI Urban Consumer NSA	7/21/2034	20,000,000	2,143,716
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	1,534,134
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,028,712

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.380%	CPI Urban Consumer NSA	7/17/2028	$15,000,000	$1,533,496
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,021,856
Bank of America	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	4,618,322
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,002,763
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,011,834
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,012,512
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	1,022,041
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	502,661
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	5,000,000	577,678
Bank of America	2.410%	CPI Urban Consumer NSA	4/12/2036	5,000,000	574,045
Bank of America	2.420%	CPI Urban Consumer NSA	9/27/2037	15,000,000	1,281,352
Bank of America	2.420%	CPI Urban Consumer NSA	4/23/2041	10,000,000	1,049,302
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	2,280,085
Bank of America	2.429%	CPI Urban Consumer NSA	7/27/2036	20,000,000	1,955,358
Bank of America	2.434%	CPI Urban Consumer NSA	3/23/2031	10,000,000	1,129,503
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	856,525
Bank of America	2.438%	CPI Urban Consumer NSA	2/10/2042	30,000,000	1,761,229
Bank of America	2.439%	CPI Urban Consumer NSA	4/13/2033	10,000,000	1,131,596
Bank of America	2.439%	CPI Urban Consumer NSA	8/17/2041	10,000,000	831,367
Bank of America	2.440%	CPI Urban Consumer NSA	3/18/2033	15,000,000	1,711,416
Bank of America	2.443%	CPI Urban Consumer NSA	4/14/2033	10,000,000	1,126,996
Bank of America	2.443%	CPI Urban Consumer NSA	3/26/2036	10,000,000	1,108,836
Bank of America	2.446%	CPI Urban Consumer NSA	4/6/2041	5,000,000	507,133
Bank of America	2.453%	CPI Urban Consumer NSA	4/19/2036	10,000,000	1,083,580
Bank of America	2.457%	CPI Urban Consumer NSA	4/9/2031	10,000,000	1,100,043

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.459%	CPI Urban Consumer NSA	3/29/2033	$10,000,000	$1,115,027
Bank of America	2.463%	CPI Urban Consumer NSA	4/16/2031	10,000,000	1,090,323
Bank of America	2.463%	CPI Urban Consumer NSA	8/27/2033	20,000,000	1,768,159
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	1,078,793
Bank of America	2.468%	CPI Urban Consumer NSA	4/7/2033	10,000,000	1,101,966
Bank of America	2.470%	CPI Urban Consumer NSA	4/7/2033	10,000,000	1,099,671
Bank of America	2.474%	CPI Urban Consumer NSA	3/22/2031	10,000,000	1,091,948
Bank of America	2.475%	CPI Urban Consumer NSA	3/19/2031	10,000,000	1,090,369
Bank of America	2.475%	CPI Urban Consumer NSA	4/21/2036	20,000,000	2,098,665
Bank of America	2.476%	CPI Urban Consumer NSA	4/27/2031	15,000,000	1,608,605
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	995,115
Bank of America	2.480%	CPI Urban Consumer NSA	4/1/2033	5,000,000	545,884
Bank of America	2.481%	CPI Urban Consumer NSA	7/29/2033	15,000,000	1,404,367
Bank of America	2.481%	CPI Urban Consumer NSA	8/12/2036	15,000,000	1,300,271
Bank of America	2.483%	CPI Urban Consumer NSA	4/26/2031	10,000,000	1,066,970
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	1,976,109
Bank of America	2.484%	CPI Urban Consumer NSA	4/6/2033	15,000,000	1,627,143
Bank of America	2.489%	CPI Urban Consumer NSA	9/9/2034	20,000,000	1,645,487
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,438,779
Bank of America	2.496%	CPI Urban Consumer NSA	3/31/2031	15,000,000	1,597,974
Bank of America	2.496%	CPI Urban Consumer NSA	3/30/2033	10,000,000	1,072,222
Bank of America	2.498%	CPI Urban Consumer NSA	9/1/2036	20,000,000	1,583,805
Bank of America	2.502%	CPI Urban Consumer NSA	9/29/2034	20,000,000	1,562,729
Bank of America	2.507%	CPI Urban Consumer NSA	5/10/2041	10,000,000	877,328
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,911,484

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.520%	CPI Urban Consumer NSA	4/29/2031	$15,000,000	$1,541,982
Bank of America	2.521%	CPI Urban Consumer NSA	5/21/2046	13,000,000	969,162
Bank of America	2.522%	CPI Urban Consumer NSA	5/28/2036	15,000,000	1,429,486
Bank of America	2.540%	CPI Urban Consumer NSA	9/15/2034	20,000,000	1,505,596
Bank of America	2.545%	CPI Urban Consumer NSA	9/14/2034	15,000,000	1,122,895
Bank of America	2.554%	CPI Urban Consumer NSA	6/8/2031	15,000,000	1,434,334
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,930,851
Bank of America	2.560%	CPI Urban Consumer NSA	4/30/2031	15,000,000	1,482,944
Bank of America	2.560%	CPI Urban Consumer NSA	6/2/2031	20,000,000	1,920,674
Bank of America	2.564%	CPI Urban Consumer NSA	6/15/2029	30,000,000	2,809,387
Bank of America	2.564%	CPI Urban Consumer NSA	6/7/2033	20,000,000	1,875,751
Bank of America	2.565%	CPI Urban Consumer NSA	5/6/2031	10,000,000	979,596
Bank of America	2.566%	CPI Urban Consumer NSA	5/28/2031	15,000,000	1,441,312
Bank of America	2.571%	CPI Urban Consumer NSA	6/4/2033	20,000,000	1,871,756
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	1,317,026
Bank of America	2.586%	CPI Urban Consumer NSA	6/3/2031	15,000,000	1,399,933
Bank of America	2.593%	CPI Urban Consumer NSA	5/17/2036	10,000,000	864,719
Bank of America	2.623%	CPI Urban Consumer NSA	5/11/2031	10,000,000	920,710
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	495,443(2)
Bank of America	2.695%	CPI Urban Consumer NSA	2/18/2032	50,000,000	2,117,712
Bank of America	2.714%	CPI Urban Consumer NSA	10/20/2034	25,000,000	1,282,139
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	2,096,608
Total Unrealized Appreciation on CPI Centrally Cleared Swaps					$145,427,535

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	$17,000,000	$(187,115)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	27,000,000	(1,109,525	)(3)
Bank of America	2.754%	CPI Urban Consumer NSA	4/14/2052	20,000,000	(859,930)
Bank of America	2.788%	CPI Urban Consumer NSA	6/8/2026	5,000,000	(159,784)
Bank of America	CPI Urban Consumer NSA	1.818%	8/28/2022	60,000,000	(6,738,289)
Bank of America	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	(3,087,806)
Bank of America	CPI Urban Consumer NSA	2.036%	11/21/2022	10,000,000	(926,275)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	(895,340)
Total Unrealized Depreciation on CPI Centrally Cleared Swaps					$(13,964,064)

(2)	Includes upfront payment of $53,583.
(3)	Includes upfront payment of $812,342.

Consumer Price Index (“CPI”) OTC Swaps at August 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,645,560
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,361,126
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	1,192,454
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,175,448
Bank of America	2.144%	CPI Urban Consumer NSA	7/24/2029	10,000,000	1,391,451
Bank of America	2.148%	CPI Urban Consumer NSA	7/31/2029	10,000,000	1,389,606
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	713,906
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,195,046
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	565,339
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	564,077
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	3,293,272

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	$5,000,000	$574,555
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	1,080,404
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	1,077,942
Bank of America	2.363%	CPI Urban Consumer NSA	2/1/2038	5,000,000	564,695
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	534,106
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	1,060,974
Bank of America	2.376%	CPI Urban Consumer NSA	2/26/2038	5,000,000	550,253
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	1,048,717
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	1,053,197
Bank of America	2.398%	CPI Urban Consumer NSA	1/24/2029	10,000,000	1,032,448
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	545,069
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	1,276,029
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	613,995
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,569,007
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	1,054,944
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,157,636
Barclays Bank plc	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,143,103
Barclays Bank plc	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,137,281
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,707,874
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,641,866
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,175,430
Barclays Bank plc	2.223%	CPI Urban Consumer NSA	12/30/2023	30,000,000	2,924,512
Barclays Bank plc	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,614,407
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	1,148,786

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Barclays Bank plc	2.393%	CPI Urban Consumer NSA	12/13/2031	$5,000,000	$545,344
Barclays Bank plc	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,064,314
Deutsche Bank AG	1.698%	CPI Urban Consumer NSA	9/2/2022	10,000,000	1,166,026
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	2,420,687
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	164,733
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	118,008
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	655,866
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,247,805
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	745,198
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	1,070,827
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	558,793
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,175,532
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	2,080,635
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	1,038,272
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	528,282
Goldman Sachs	2.378%	CPI Urban Consumer NSA	4/17/2030	5,000,000	526,009
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	1,113,760
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	546,074
Goldman Sachs	2.448%	CPI Urban Consumer NSA	4/24/2023	30,000,000	949,017
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	1,499,273
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	2,793,133
Total Unrealized Appreciation on CPI OTC Swaps					$68,782,103

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Consumer Price Index (“CPI”) OTC Swaps at August 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$5,000,000	$(260,848)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	(2,448,799)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(808,267)
Bank of America	CPI Urban Consumer NSA	2.069%	11/10/2022	15,000,000	(1,402,634)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	(1,512,477)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	(1,252,427)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	(2,677,191)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(485,213)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,315,144)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(192,597)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	(2,006,087)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	(1,719,677)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	(2,712,969)
Deutsche Bank AG	CPI Urban Consumer NSA	1.673%	4/20/2023	20,000,000	(2,704,653)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	(1,164,780)
Goldman Sachs	2.773%	CPI Urban Consumer NSA	4/3/2023	20,000,000	(400,256)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,607,064)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	(808,339)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	(1,057,588)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,419,511)
Goldman Sachs	CPI Urban Consumer NSA	2.313%	9/30/2024	30,000,000	(1,787,514)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	(241,718)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	(340,061)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	(657,609)
Total Unrealized Depreciation on CPI OTC Swaps					$(30,983,423)

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	7,354	Long	$1,534,860,326	$1,532,045,038	$(2,815,288)
U.S. Ultra Treasury Bond	December 2022	142	Long	21,272,964	21,229,000	(43,964)
Total Unrealized Depreciation on Futures Contracts						$(2,859,252)

Reverse Repurchase Agreement Payable as of August 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(2)
Barclays Bank plc	$45,500	$52,002 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $43,810 fair value	(10.00%)	07/22/2022	On Demand	$45,247

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $253.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$885,963,334	$–	$885,963,334
Common Stocks	2,797	–	–	2,797
Convertible Bonds	–	792,981	–	792,981
Corporate Bonds	–	1,368,707,965	–	1,368,707,965
Floating Rate Loans
Health Care Services	–	–	1,712,146	1,712,146
Leisure Time	–	951,125	2,973,750	3,924,875
Remaining Industries	–	184,069,261	–	184,069,261
Less Unfunded Commitments	–	–	(348,469)	(348,469)
Foreign Government Obligations	–	1,499,062	–	1,499,062
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	363,697	5,759	369,456
Government Sponsored Enterprises Pass-Throughs	–	1,726,773	–	1,726,773
Municipal Bonds	–	2,142,144	–	2,142,144
Non-Agency Commercial Mortgage-Backed Securities	–	563,668,885	570,065	564,238,950
U.S. Treasury Obligations	–	52,040,910	–	52,040,910
Short-Term Investments
Commercial Paper	–	18,129,000	–	18,129,000
Government Sponsored Enterprises Securities	–	10,420,696	–	10,420,696
U.S. Treasury Obligations	–	51,225,691	–	51,225,691
Repurchase Agreements	–	30,016,256	–	30,016,256
Total	$2,797	$3,171,717,780	$4,913,251	$3,176,633,828

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$17,757	$–	$17,757
Liabilities	–	(17,846)	–	(17,846)
Centrally Cleared CPI Swap Contracts
Assets	–	145,427,535	–	145,427,535
Liabilities	–	(13,964,064)	–	(13,964,064)
OTC CPI Swap Contracts
Assets	–	68,782,103	–	68,782,103
Liabilities	–	(30,983,423)	–	(30,983,423)
Futures Contracts
Assets	–	–	–	–
Liabilities	(2,859,252)	–	–	(2,859,252)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(45,247)	–	(45,247)
Total	$(2,859,252)	$169,216,815	$–	$166,357,563

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND August 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Government Sponsored Enterprises Pass-Throughs	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$13,531,087	$16,353,205	$–	$81,892	$40,155,648
Accrued Discounts (Premiums)	–	3,315	(64,523)	–	(2,260)
Realized Gain (Loss)	–	4,090	–	–	(885,215)
Change in Unrealized Appreciation (Depreciation)	(33)	98,812	44,053	–	184,160
Purchases	–	2,643,013	–	–	–
Sales	(67,763)	(14,765,008)	–	–	(39,491,280)
Transfers into Level 3(a)	–	–	26,229	–	609,012
Transfers out of Level 3(a)	(13,463,291)	–	–	(81,892)	–
Balance as of August 31, 2022	$–	$4,337,427	$5,759	$–	$570,065
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$–	$(6,185)	$44,053	$–	$(38,947)

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.37%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.37%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	9,478,274	$126,440,173
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	18,940,218	182,962,510
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	16,791,392	263,456,935
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	23,679,971	94,009,486
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	2,764,371	22,142,613
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	12,263,413	164,452,375
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	19,037,535	233,971,310
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	5,038,383	149,841,521
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(j)	7,126,742	166,694,503
Lord Abbett Investment Trust-High Yield Fund-Class I(k)	33,694,714	212,613,643
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(l)	5,917,315	70,948,604
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	6,571,876	81,162,669
Lord Abbett Securities Trust-International Value Fund-Class I(m)	10,521,960	68,287,517
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	2,032,820	59,358,333
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(o)	14,929,750	58,375,322
Lord Abbett Investment Trust-Ultra Short Bond Fund(p)	17,048,375	167,756,011
Total Investments in Underlying Funds (cost 2,378,797,210)		2,122,473,525

OPTIONS PURCHASED 0.33% (cost $2,682,998)		7,009,820

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.10%

REPURCHASE AGREEMENTS 0.10%
Repurchase Agreement dated 8/31/2022, 0.85% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $979,800 of U.S. Treasury Inflation Indexed Note at 3.625% due 04/15/2028; value: $2,084,986; proceeds: $2,044,068 (cost $2,044,020)	$2,044,020	$2,044,020
Total Investments in Securities 99.80% (cost $2,383,524,228)		2,131,527,365
Other Assets and Liabilities – Net(q) 0.20%		4,316,917
Net Assets 100.00%		$2,135,844,282

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund’s investment objective is capital appreciation.
(k)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(l)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(p)	The fund’s investment objective is to seek current income consistent with the preservation of capital.
(q)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts and options purchased as follows:

OTC Options Purchased at August 31, 2022:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
S&P 500 Index, Put	Morgan Stanley	20,904	9/16/2022	$4,075	$20,904	$3,472,600
S&P 500 Index, Put	Morgan Stanley	31,825	11/18/2022	3,800	31,825	3,537,220
Total OTC Options Purchased						$7,009,820

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2022

Open Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 1000	September 2022	875	Short	$(112,334,950)	$(102,821,250)	$9,513,700
U.S. Ultra Treasury Bond	December 2022	353	Short	(52,914,123)	(52,773,500)	140,623
Total Unrealized Appreciation on Open Futures Contracts						$9,654,323

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$2,122,473,525	$–	$–	$2,122,473,525
OTC Options Purchased	–	7,009,820	–	7,009,820
Short-Term Investments
Repurchase Agreements	–	2,044,020	–	2,044,020
Total	$2,122,473,525	$9,053,840	$–	$2,131,527,365
Other Financial Instruments
Futures Contracts
Assets	$9,654,323	$–	$–	$9,654,323
Liabilities	–	–	–	–
Total	$9,654,323	$–	$–	$9,654,323

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND August 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.35%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.35%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	4,339,650	$57,890,937
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	25,613,446	247,425,883
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	6,883,213	107,997,611
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,289,331	48,788,643
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	1,954,981	15,659,394
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	2,844,003	38,138,084
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	6,249,066	76,801,026
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,110,892	33,037,922
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(j)	1,098,942	25,704,260
Lord Abbett Investment Trust-High Yield Fund-Class I(k)	20,983,347	132,404,920
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(l)	4,419,926	52,994,910
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,340,281	41,252,470
Lord Abbett Securities Trust-International Value Fund-Class I(m)	4,948,733	32,117,276
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	587,395	17,151,946
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(o)	7,972,755	31,173,473
Lord Abbett Investment Trust-Ultra Short Bond Fund(p)	8,231,289	80,995,882
Total Investments in Underlying Funds (cost 1,158,234,880)		1,039,534,637

OPTIONS PURCHASED 0.33% (cost $1,321,477)		3,452,598

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND August 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.14%

REPURCHASE AGREEMENTS 0.14%
Repurchase Agreement dated 8/31/2022, 0.85% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $1,675,200 of U.S. Treasury Note at 0.750% due 01/31/2028; value: $1,465,550; proceeds: $1,436,811 (cost $1,436,777)	$1,436,777	$1,436,777
Total Investments in Securities 99.82% (cost $1,160,993,134)		1,044,424,012
Other Assets and Liabilities – Net(q) 0.18%		1,883,604
Net Assets 100.00%		$1,046,307,616

*	Non-income producing security.
(a)	Affiliated issuer (see Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund’s investment objective is capital appreciation.
(k)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(l)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(p)	The fund’s investment objective is to seek current income consistent with the preservation of capital.
(q)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts and purchased options as follows:

OTC Options Purchased at August 31, 2022:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
S&P 500 Index, Put	Morgan Stanley	10,296	9/16/2022	$4,075	$10,296	$1,710,385
S&P 500 Index, Put	Morgan Stanley	15,675	11/18/2022	3,800	15,675	1,742,213
Total OTC Options Purchased						$3,452,598

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND August 31, 2022

Open Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 1000	September 2022	423	Short	$(54,305,985)	$(49,706,730)	$4,599,255
U.S. Ultra Treasury Bond	December 2022	124	Short	(18,587,397)	(18,538,000)	49,397
Total Unrealized Appreciation on Open Futures Contracts						$4,648,652

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,039,534,637	$–	$–	$1,039,534,637
OTC Options Purchased	–	3,452,598	–	3,452,598
Short-Term Investments
Repurchase Agreements	–	1,436,777	–	1,436,777
Total	$1,039,534,637	$4,889,375	$–	$1,044,424,012
Other Financial Instruments
Futures Contracts
Assets	$4,648,652	$–	$–	$4,648,652
Liabilities	–	–	–	–
Total	$4,648,652	$–	$–	$4,648,652

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.60%

ASSET-BACKED SECURITIES 24.93%

Automobiles 7.88%
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	$1,963	$1,961
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	94,968	94,882
Avid Automobile Receivables Trust 2021-1 C†	1.55%	5/15/2026	830,000	787,951
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700,000	694,935
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125,000	120,813
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400,000	364,807
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	450,000	447,477
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	3,764	3,765
CPS Auto Receivables Trust 2022-A A†	0.98%	4/16/2029	819,479	805,242
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	825,000	788,583
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	78,216	78,257
Drive Auto Receivables Trust 2018-5 D	4.30%	4/15/2026	162,854	163,092
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	142,237	142,309
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	8,951	8,947
Drive Auto Receivables Trust 2020-2 C	2.28%	8/17/2026	869,797	866,219
Enterprise Fleet Financing LLC 2022-3 A2†	4.38%	7/20/2029	1,300,000	1,302,769
First Investors Auto Owner Trust 2021-2A A†	0.48%	3/15/2027	597,540	582,379
Flagship Credit Auto Trust 2022-3 A2†	4.06%	10/15/2025	640,000	638,579
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	1,400,000	1,393,986
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%	4/15/2025	392,387	390,594
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	650,000	633,575
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%	11/17/2025	460,000	441,301
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%	9/15/2026	460,000	429,614
GM Financial Revolving Receivables Trust 2021-1 B†	1.49%	6/12/2034	555,000	486,975
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	620,000	553,771
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	265,000	246,331
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	584,000	569,966
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%	11/14/2028	825,000	791,864
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	753,000	714,871

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%		7/14/2028	$340,000	$317,852
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%		7/14/2028	317,000	287,613
PenFed Auto Receivables Owner Trust 2022-A A3†	3.96%		4/15/2026	1,275,000	1,271,085
Santander Consumer Auto Receivables Trust 2020-B D†	2.14%		12/15/2026	1,155,000	1,104,037
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%		4/15/2026	681,000	655,576
Santander Drive Auto Receivables Trust 2022-5 B	4.43%		3/15/2027	1,085,000	1,080,131
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	53,835	53,812
World Omni Automobile Lease Securitization Trust 2022-A A3	3.21%		2/18/2025	400,000	395,312
Total					19,711,233

Credit Card 1.22%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/17/2027	785,000	776,258
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600,000	566,440
Master Credit Card Trust 2021-1A B†	0.79%		11/21/2025	1,200,000	1,126,137
Newday Funding Master Issuer plc 2021-1A A2†	3.385% (SOFR + 1.10%)	#	3/15/2029	600,000	585,782
Total					3,054,617

Other 15.24%
ACREC Ltd. 2021-FL1 A†	3.527% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	450,000	433,575
ACRES Commercial Realty Ltd. 2021-FL2 A†	3.78% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	670,000	649,846
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	795,350	777,622
AMMC CLO Ltd. 2016-19A AR†	3.652% (3 Mo. LIBOR + 1.14%)	#	10/16/2028	78,946	78,758
AMMC CLO Ltd. 2020-23A A1R†	3.78% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	750,000	738,180
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	675,000	613,433
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100,000	98,393

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXIV 2016-24A A1AL†	3.66% (3 Mo. LIBOR + .95%)	#	10/20/2030	$250,000	$245,644
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	244,851	226,862
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	3.491% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	300,000	294,098
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	3.461% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	460,000	447,206
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	3.741% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	560,000	547,050
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	3.333% (1 Mo. SOFR + 1.45%)	#	1/15/2037	1,000,000	979,641
Bain Capital Credit CLO 2018-2A A1†	3.818% (3 Mo. LIBOR + 1.08%)	#	7/19/2031	750,000	740,207
BDS Ltd. 2020-FL5 A†	3.562% (1 Mo. Term SOFR + 1.26%)	#	2/16/2037	199,480	197,730
BDS Ltd. 2021-FL10 A†	3.447% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	500,000	484,063
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2029	250,000	247,549
BSPRT Issuer Ltd. 2021-FL7 A†	3.711% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	380,000	369,550
Carlyle US CLO Ltd. 2017-3A A1AR†	3.61% (3 Mo. LIBOR + .90%)	#	7/20/2029	250,000	247,243
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	750,000	736,875
CIFC Funding I Ltd. 2021-1A A1†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	570,000	562,188
CIFC Funding II Ltd. 2013-2A A2L2†	4.24% (3 Mo. LIBOR + 1.50%)	#	10/18/2030	850,000	828,129
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	460,000	432,532
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	460,000	432,785
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	460,000	430,074
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	53,066	52,949
Dryden 53 CLO Ltd. 2017-53A A†	3.632% (3 Mo. LIBOR + 1.12%)	#	1/15/2031	400,000	396,081

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden XXVI Senior Loan Fund 2013-26A AR†	3.412% (3 Mo. LIBOR + .90%)	#	4/15/2029	$245,477	$242,654
Encina Equipment Finance LLC 2021-1A B†	1.21%		2/16/2027	800,000	757,830
Encina Equipment Finance LLC 2022-1A A2†	4.88%		11/15/2028	848,000	838,754
Galaxy XIX CLO Ltd. 2015-19A A1RR†	3.733% (3 Mo. LIBOR + .95%)	#	7/24/2030	170,000	168,417
Greystone CRE Notes Ltd. 2021-FL3 A†	3.411% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	460,000	442,134
HGI CRE CLO Ltd. 2021-FL1 A†	3.437% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	580,000	563,211
HGI CRE CLO Ltd. 2021-FL1 AS†	3.787% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	100,000	97,906
HGI CRE CLO Ltd. 2021-FL1 B†	3.987% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	100,000	96,901
KKR CLO Ltd.-29A A†	3.712% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	250,000	247,476
KREF Ltd. 2021-FL2 A†	3.45% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	360,000	349,709
KREF Ltd. 2021-FL2 AS†	3.68% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	360,000	341,520
LCM XXII Ltd. 22A A1R†	3.87% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	223,626	222,655
LFT CRE Ltd. 2021-FL1 A†	3.561% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	530,000	515,969
LFT CRE Ltd. 2021-FL1 B†	4.141% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	730,000	705,743
LMREC LLC 2021-CRE4 A†	3.477% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	689,928	675,358
LoanCore Issuer Ltd. 2019-CRE2 C†	4.391% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	630,000	624,395
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037	560,000	545,274
Madison Park Funding XI Ltd. 2013-11A AR2†	3.683% (3 Mo. LIBOR + .90%)	#	7/23/2029	243,814	240,034
Magnetite Xxix Ltd. 2021-29A A†	3.502% (3 Mo. LIBOR + .99%)	#	1/15/2034	250,000	245,875
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	500,000	489,147
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	1,224,907	1,208,211
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	481,388	478,632

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. 2021-FL7 A†	3.457% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	$240,000	$231,408
MF1 Ltd. 2021-FL7 AS†	3.827% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	280,000	267,138
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	469,212	464,144
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	166,130	163,093
Newark BSL CLO 1 Ltd. 2016-1A A1R†	3.869% (3 Mo. LIBOR + 1.10%)	#	12/21/2029	487,061	484,017
OCP CLO Ltd. 2020-18A AR†	3.80% (3 Mo. LIBOR + 1.09%)	#	7/20/2032	900,000	886,278
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	3.71% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	750,000	741,761
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	250,000	247,206
Octane Receivables Trust 2022-2 B†	5.85%		7/20/2028	1,036,000	1,025,722
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301,000	295,062
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	1,120,000	1,029,488
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	690,000	594,680
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	189,885	185,716
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	611,873	590,144
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	1,000,000	986,757
Progress Residential Trust 2021-SFR8 B†	1.681%		10/17/2038	460,000	405,870
Rad CLO 1 Ltd. 2018-1A AR†	3.492% (3 Mo. LIBOR + .98%)	#	7/15/2031	580,000	571,299
Rad CLO 2 Ltd. 2018-2A AR†	3.592% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	270,000	266,112
Rad CLO 3 Ltd. 2019-3A BR†	4.062% (3 Mo. LIBOR + 1.55%)	#	4/15/2032	610,000	588,836
Rad CLO 7 Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	1,000,000	982,852
Regatta Funding LP 2013-2A A1R3†	3.362% (3 Mo. LIBOR + .85%)	#	1/15/2029	271,480	269,444
RR 3 Ltd. 2018-3A A1R2†	3.602% (3 Mo. LIBOR + 1.09%)	#	1/15/2030	700,000	691,670
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	500,000	483,030
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	875,000	819,710
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500,000	481,739
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000,000	913,006

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Sound Point CLO III-R Ltd. 2013-2RA B†	3.962% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	$250,000	$246,494
TICP CLO XIV Ltd. 2019-14A A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	400,000	392,916
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	474,409	463,957
Total					38,155,617

Rec Vehicle Loan 0.31%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	427,437	414,335
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	353,155	349,450
Total					763,785

Student Loan 0.28%
Massachusetts Educational Financing Authority 2008-1 A1	3.733% (3 Mo. LIBOR + .95%)	#	4/25/2038	61,745	62,021
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	244,417	224,343
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	441,556	402,933
Towd Point Asset Trust 2018-SL1 A†	3.044% (1 Mo. LIBOR + .60%)	#	1/25/2046	19,846	19,736
Total					709,033
Total Asset-Backed Securities (cost $64,625,241)					62,394,285

CORPORATE BONDS 47.96%

Agriculture 1.27%
BAT Capital Corp.	2.789%		9/6/2024	890,000	862,782
Imperial Brands Finance plc (United Kingdom)†(a)	3.125%		7/26/2024	200,000	192,524
Reynolds American, Inc.	4.45%		6/12/2025	1,410,000	1,397,306
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	600,000	525,388
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	200,000	192,200
Total					3,170,200

Apparel 0.08%
PVH Corp.	7.75%		11/15/2023	186,000	193,816

Auto Manufacturers 1.04%
General Motors Financial Co., Inc.	3.495% (SOFR + 1.20%)	#	11/17/2023	666,000	663,698
General Motors Financial Co., Inc.	3.70%		5/9/2023	167,000	166,623
Hyundai Capital America†	1.00%		9/17/2024	400,000	370,713
Stellantis N.V. (Netherlands)(a)	5.25%		4/15/2023	1,400,000	1,407,987
Total					2,609,021

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 17.70%
AIB Group plc (Ireland)†(a)	4.75%		10/12/2023	$1,250,000	$1,240,139
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	900,000	885,701
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	1,500,000	1,341,669
Bank of America Corp.	1.486% (SOFR + 1.46%)	#	5/19/2024	2,000,000	1,958,910
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	118,000	110,147
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	1,657,000	1,651,055
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	370,000	357,177
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	153,000	152,410
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	3,259,000	3,242,566
Bank of Ireland Group plc (Ireland)†(a)	4.50%		11/25/2023	488,000	485,262
Bank of Montreal (Canada)(a)	2.115% (SOFR Index + .35%)	#	12/8/2023	343,000	340,581
Bank of Montreal (Canada)(a)	3.70%		6/7/2025	244,000	240,649
Bank of New York Mellon Corp. (The)	4.414% (SOFR + 1.35%)	#	7/24/2026	507,000	509,499
Barclays Bank plc (United Kingdom)(a)	7.625%		11/21/2022	454,000	456,353
BPCE SA (France)†(a)	4.50%		3/15/2025	560,000	543,576
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	195,136
BPCE SA (France)†(a)	5.15%		7/21/2024	462,000	459,662
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	320,000	316,075
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	177,000	173,569
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	1,000,000	958,022
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	202,000	201,696
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	225,000	223,615
Citizens Bank NA/Providence RI	4.575% (SOFR + 2.00%)	#	8/9/2028	400,000	395,747
Danske Bank A/S (Denmark)†(a)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	200,000	197,909

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(a)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	$1,000,000	$954,379
Danske Bank A/S (Denmark)†(a)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	872,000	850,749
Danske Bank A/S (Denmark)†(a)	5.375%		1/12/2024	746,000	751,941
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	837,000	829,132
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	163,000	147,895
Goldman Sachs Group, Inc. (The)	2.935% (SOFR + .70%)	#	1/24/2025	330,000	324,385
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	248,657
Intesa Sanpaolo SpA (Italy)†(a)	3.375%		1/12/2023	1,250,000	1,243,903
JPMorgan Chase & Co.	3.216% (SOFR + .92%)	#	2/24/2026	479,000	472,230
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	479,000	476,656
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	2,180,000	2,168,442
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	372,000	368,154
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	1,000,000	998,573
KeyBank NA/Cleveland OH	4.15%		8/8/2025	250,000	248,155
M&T Bank Corp.	3.65%		12/6/2022	545,000	544,853
Macquarie Group Ltd. (Australia)†(a)	4.063% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	442,000	441,788
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%)	#	8/9/2026	342,000	342,404
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 Yr. Treasury CMT + .45%)	#	10/11/2025	820,000	758,672
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	409,000	410,463
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	4,040,000	4,023,200
NatWest Markets plc (United Kingdom)†(a)	3.479%		3/22/2025	245,000	238,144
Nordea Bank Abp (Finland)†(a)	3.60%		6/6/2025	200,000	196,131

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Royal Bank of Canada (Canada)(a)	2.443% (SOFR Index + .34%)	#	10/7/2024	$2,000,000	$1,966,033
Royal Bank of Canada (Canada)(a)	3.97%		7/26/2024	733,000	730,968
Santander Holdings USA, Inc.	3.50%		6/7/2024	811,000	797,541
Santander UK Group Holdings plc (United Kingdom)(a)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	924,000	919,065
Societe Generale SA (France)†(a)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	335,000	309,964
Standard Chartered plc (United Kingdom)†(a)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	500,000	473,116
Standard Chartered plc (United Kingdom)†(a)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	188,509
Standard Chartered plc (United Kingdom)†(a)	5.20%		1/26/2024	236,000	236,583
Svenska Handelsbanken AB (Sweden)†(a)	3.65%		6/10/2025	250,000	245,175
Toronto-Dominion Bank (The) (Canada)(a)	2.149% (SOFR + .35%)	#	9/10/2024	2,000,000	1,966,937
Toronto-Dominion Bank (The) (Canada)(a)	3.766%		6/6/2025	342,000	338,275
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	476,000	475,135
UBS AG (Switzerland)(a)	5.125%		5/15/2024	724,000	726,498
UBS Group AG (Switzerland)†(a)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	200,000	197,996
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	700,000	715,597
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	341,000	338,829
Total					44,302,252

Chemicals 0.23%
Celanese US Holdings LLC	5.90%		7/5/2024	564,000	568,446

Computers 0.83%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	162,000	163,698
Dell International LLC/EMC Corp.	6.02%		6/15/2026	1,850,000	1,922,442
Total					2,086,140

Diversified Financial Services 3.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	150,000	138,892

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.875%		1/16/2024	$1,150,000	$1,145,092
Aircastle Ltd.	4.40%		9/25/2023	232,000	230,654
Aircastle Ltd.	5.00%		4/1/2023	187,000	186,943
Aircastle Ltd.†	5.25%		8/11/2025	309,000	297,429
Ally Financial, Inc.	5.75%		11/20/2025	1,000,000	1,011,324
American Express Co.	3.95%		8/1/2025	318,000	315,242
Aviation Capital Group LLC†	3.875%		5/1/2023	100,000	98,738
Aviation Capital Group LLC†	5.50%		12/15/2024	722,000	707,345
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	260,000	257,166
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	749,000	734,818
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	400,000	386,018
Capital One Financial Corp.	1.343% (SOFR + .69%)	#	12/6/2024	813,000	780,066
Capital One Financial Corp.	2.455% (SOFR + 0.69%)	#	12/6/2024	850,000	828,433
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	1,014,000	1,005,375
Park Aerospace Holdings Ltd. (Ireland)†(a)	4.50%		3/15/2023	187,000	185,954
Total					8,309,489

Electric 5.98%
AES Corp. (The)†	3.30%		7/15/2025	400,000	380,162
CenterPoint Energy, Inc.	2.944% (SOFR Index + .65%)	#	5/13/2024	1,356,000	1,341,573
Cleco Corporate Holdings LLC	3.743%		5/1/2026	650,000	623,549
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	835,000	855,751
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	700,000	689,969
Dominion Energy, Inc.	2.359% (3 Mo. LIBOR + .53%)	#	9/15/2023	500,000	498,310
Dominion Energy, Inc.	3.071%#		8/15/2024	1,219,000	1,195,323
DTE Energy Co.	4.22%		11/1/2024	202,000	201,263
Edison International	3.125%		11/15/2022	450,000	449,177
Eversource Energy	4.20%		6/27/2024	90,000	89,968
Fells Point Funding Trust†	3.046%		1/31/2027	593,000	547,156
ITC Holdings Corp.	3.65%		6/15/2024	1,300,000	1,282,198
Jersey Central Power & Light Co.†	4.70%		4/1/2024	452,000	449,918
NextEra Energy Capital Holdings, Inc.	2.694% (SOFR Index + .40%)	#	11/3/2023	360,000	356,977
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	150,000	150,088

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.	4.45%		6/20/2025	$196,000	$196,651
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	776,135
OGE Energy Corp.	0.703%		5/26/2023	399,000	389,609
Pacific Gas and Electric Co.	3.15%		1/1/2026	627,592	582,290
Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	672,613
Puget Energy, Inc.	3.65%		5/15/2025	897,000	867,708
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(a)	3.473%		4/8/2023	500,000	498,589
Southern Co. (The)	4.475%		8/1/2024	879,000	882,066
Tampa Electric Co.	3.875%		7/12/2024	369,000	367,607
Vistra Operations Co. LLC†	3.55%		7/15/2024	653,000	630,024
Total					14,974,674

Gas 1.74%
CenterPoint Energy Resources Corp.	0.70%		3/2/2023	850,000	837,570
Centrica plc (United Kingdom)†(a)	4.00%		10/16/2023	400,000	398,340
National Fuel Gas Co.	5.20%		7/15/2025	1,150,000	1,156,299
National Fuel Gas Co.	5.50%		1/15/2026	500,000	505,497
ONE Gas, Inc.	0.85%		3/11/2023	313,000	308,292
ONE Gas, Inc.	1.10%		3/11/2024	90,000	86,635
ONE Gas, Inc.	2.331% (3 Mo. LIBOR + .61%)	#	3/11/2023	1,070,000	1,070,042
Total					4,362,675

Health Care-Services 0.05%
Centene Corp.	4.25%		12/15/2027	130,000	123,640

Insurance 2.12%
CNO Global Funding†	1.65%		1/6/2025	809,000	754,624
F&G Global Funding†	5.15%		7/7/2025	1,093,000	1,084,900
GA Global Funding Trust†	0.80%		9/13/2024	150,000	138,096
Jackson Financial, Inc.	5.17%		6/8/2027	650,000	642,147
Jackson National Life Global Funding†	1.75%		1/12/2025	150,000	140,328
Metropolitan Life Global Funding I†	4.05%		8/25/2025	1,297,000	1,289,811
Pricoa Global Funding I†	4.20%		8/28/2025	1,256,000	1,251,803
Total					5,301,709

Internet 0.77%
Netflix, Inc.	4.375%		11/15/2026	1,606,000	1,559,924
VeriSign, Inc.	4.75%		7/15/2027	367,000	361,459
Total					1,921,383

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.16%
POSCO (South Korea)†(a)	2.375%	11/12/2022	$400,000	$398,937

Lodging 0.53%
Hyatt Hotels Corp.	1.30%	10/1/2023	1,150,000	1,115,437
Hyatt Hotels Corp.	1.80%	10/1/2024	218,000	207,320
Total				1,322,757

Machinery-Diversified 0.03%
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	86,000	85,763

Media 0.42%
RELX, Inc.†	6.625%	10/15/2023	500,000	512,770
Time Warner Entertainment Co. LP	8.375%	3/15/2023	529,000	541,874
Total				1,054,644

Mining 1.57%
Alcoa Nederland Holding BV (Netherlands)†(a)	5.50%	12/15/2027	625,000	599,928
Anglo American Capital plc (United Kingdom)†(a)	4.125%	9/27/2022	200,000	199,920
Freeport-McMoRan, Inc.	3.875%	3/15/2023	494,000	493,459
Glencore Funding LLC†	3.00%	10/27/2022	174,000	173,631
Glencore Funding LLC†	4.125%	5/30/2023	357,000	356,643
Glencore Funding LLC†	4.625%	4/29/2024	2,093,000	2,097,490
Total				3,921,071

Miscellaneous Manufacturing 0.07%
Parker-Hannifin Corp.	3.65%	6/15/2024	142,000	140,752
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022	45,000	44,977
Total				185,729

Oil & Gas 3.58%
Continental Resources, Inc.†	2.268%	11/15/2026	805,000	711,238
Continental Resources, Inc.	3.80%	6/1/2024	1,373,000	1,356,098
Continental Resources, Inc.	4.50%	4/15/2023	229,000	229,168
Devon Energy Corp.	5.25%	9/15/2024	203,000	206,221
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,522,269
Devon Energy Corp.	8.25%	8/1/2023	524,000	538,505
EQT Corp.	6.125%	2/1/2025	850,000	874,697
HF Sinclair Corp.†	2.625%	10/1/2023	600,000	582,314
Ovintiv Exploration, Inc.	5.375%	1/1/2026	500,000	508,834
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	346,000	334,623
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	500,000	552,227

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%		8/15/2025	$400,000	$347,680
Viper Energy Partners LP†	5.375%		11/1/2027	1,250,000	1,198,737
Total					8,962,611

Pharmaceuticals 0.77%
Bayer US Finance II LLC†	3.875%		12/15/2023	1,450,000	1,439,284
Mylan, Inc.†	3.125%		1/15/2023	500,000	498,317
Total					1,937,601

Pipelines 1.48%
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	900,000	925,625
Enbridge, Inc. (Canada)(a)	2.925% (SOFR Index + .63%)	#	2/16/2024	1,142,000	1,133,105
Energy Transfer LP	3.60%		2/1/2023	325,000	324,632
Plains All American Pipeline LP/PAA Finance Corp.	2.85%		1/31/2023	900,000	896,132
Western Midstream Operating LP	3.555% (3 Mo. LIBOR + 1.10%)	#	1/13/2023	433,000	431,352
Total					3,710,846

REITS 1.43%
American Tower Corp.	3.65%		3/15/2027	219,000	208,556
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337,000	322,095
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350,000	346,157
Kite Realty Group Trust	4.00%		3/15/2025	647,000	630,885
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	2,200,000	2,075,088
Total					3,582,781

Retail 0.46%
7-eleven, Inc.†	0.80%		2/10/2024	1,200,000	1,141,833

Semiconductors 1.02%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	1,250,000	1,245,392
Marvell Technology, Inc.	4.20%		6/22/2023	491,000	490,122
Microchip Technology, Inc.	0.972%		2/15/2024	432,000	411,482
Microchip Technology, Inc.	2.67%		9/1/2023	400,000	394,281
Total					2,541,277

Software 0.21%
Fidelity National Information Services, Inc.	4.50%		7/15/2025	101,000	101,188
Oracle Corp.	2.50%		4/1/2025	240,000	227,906
Oracle Corp.	2.65%		7/15/2026	60,000	55,357

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
Take-Two Interactive Software, Inc.	3.30%	3/28/2024	$148,000	$146,002
Total				530,453

Telecommunications 0.90%
NTT Finance Corp. (Japan)†(a)	4.142%	7/26/2024	1,128,000	1,130,002
T-Mobile USA, Inc.	5.375%	4/15/2027	1,115,000	1,116,806
Total				2,246,808

Transportation 0.20%
Pelabuhan Indonesia Persero PT (Indonesia)†(a)	4.50%	5/2/2023	500,000	500,745
Total Corporate Bonds (cost $122,809,710)				120,047,301

FLOATING RATE LOANS(b) 4.97%

Chemicals 0.47%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	4.00% (3 Mo. LIBOR + 1.75%)	6/1/2024	670,978	668,740
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	4.432% (3 Mo. LIBOR + 1.63%)	1/17/2025	500,000	499,375
Total				1,168,115
Diversified Financial Services 0.59%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	4.00% (3 Mo. LIBOR + 1.75%)	10/6/2023	1,466,375	1,467,445

Electric 0.33%
Tampa Electric Company Term Loan	2.918% (1 Mo. LIBOR + .55%)	12/16/2022	833,081	824,917

Government 0.18%
Seminole Tribe of Florida 2018 Term Loan B	4.274%	7/8/2024	455,608	455,656

Health Care Services 0.24%
Humana Inc. Delayed Draw Term Loan	3.774%	5/28/2024	615,044	611,200	(c)

Media 1.57%
Charter Communications Operating, LLC 2019 Term Loan B1	4.28%	4/30/2025	2,818,064	2,789,630
Nielsen Finance LLC USD Term Loan B4	4.369% (1 Mo. LIBOR + 2.00%)	10/4/2023	1,130,371	1,130,196
Total				3,919,826

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS 1.00%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	3.50% (1 Mo. LIBOR + 1.13%)		12/8/2023	$1,048,676	$1,046,054
Invitation Homes Operating Partnership LP 2020 Term Loan A	3.358% (1 Mo. LIBOR + .99%)		1/31/2025	1,476,388	1,469,006
Total					2,515,060

Transportation 0.59%
XPO Logistics, Inc. 2018 Term Loan B	4.123% (1 Mo. LIBOR + 1.75%)		2/24/2025	1,512,000	1,487,899
Total Floating Rate Loans (cost $12,529,448)					12,450,118

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.57%

Japan 0.22%
Japan Finance Organization for Municipalities†	1.50%		1/27/2025	580,000	550,433

Saudi Arabia 0.10%
Saudi Government International Bond†	2.875%		3/4/2023	250,000	249,037

Sweden 0.25%
Kommuninvest I Sverige AB†	3.25%		1/16/2024	630,000	626,522
Total Foreign Government Obligations (cost $1,461,732)					1,425,992

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2014-112 A (Cost $8,598)	3.00%	#(d)	1/16/2048	8,508	7,953

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.81%
Fannie Mae or Freddie Mac(e)	4.00%		TBA	1,710,000	1,703,310
Fannie Mae or Freddie Mac(e)	4.50%		TBA	2,031,000	2,049,934
Fannie Mae Pool	3.00%		12/1/2035	3,373,165	3,276,817
Total Government Sponsored Enterprises Pass-Throughs (cost $7,102,397)					7,030,061

MUNICIPAL BONDS 0.03%

Government
State of Illinois (cost $83,025)	4.95%		6/1/2023	82,091	82,489

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.04%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(d)	5/25/2065	86,870	81,844
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(d)	10/25/2066	162,274	145,219

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.321% (1 Mo. LIBOR + .93%)	#	12/15/2036	$350,000	$342,524
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.341% (1 Mo. LIBOR + .95%)	#	6/15/2035	450,000	439,339
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.652%	#(d)	3/10/2037	230,000	215,073
BBCMS Mortgage Trust 2017-DELC A†	3.366% (1 Mo. LIBOR + .85%)	#	8/15/2036	758,000	746,836
BBCMS Mortgage Trust 2018-TALL A†	3.113% (1 Mo. LIBOR + .72%)	#	3/15/2037	500,000	477,424
BBCMS Mortgage Trust 2018-TALL C†	3.512% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	340,000	311,170
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	250,000	235,033
BDS Ltd. 2021-FL8 A†	3.297% (1 Mo. LIBOR + .92%)	#	1/18/2036	308,270	301,569
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220,000	199,944
BHMS 2018-ATLS A†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	940,000	913,385
BHMS 2018-ATLS C†	4.291% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	890,000	854,054
BHMS 2018-ATLS D†	4.641% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	570,000	540,083
BX Commercial Mortgage Trust 2019-IMC A†	3.391% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	686,000	670,316
BX Commercial Mortgage Trust 2019-IMC B†	3.691% (1 Mo. LIBOR + 1.30%)	#	4/15/2034	400,000	384,552
BX Commercial Mortgage Trust 2019-XL A†	3.311% (1 Mo. LIBOR + .92%)	#	10/15/2036	151,086	149,400
BX Commercial Mortgage Trust 2019-XL B†	3.471% (1 Mo. LIBOR + 1.08%)	#	10/15/2036	1,054,000	1,036,562
BX Commercial Mortgage Trust 2019-XL D†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	773,500	757,045
BX Commercial Mortgage Trust 2020-VKNG A†	3.321% (1 Mo. LIBOR + .93%)	#	10/15/2037	640,732	625,708
BX Trust 2018-GW A†	3.191% (1 Mo. LIBOR + .80%)	#	5/15/2035	773,000	755,513
BX Trust 2021-RISE A†	3.139% (1 Mo. LIBOR + .75%)	#	11/15/2036	700,000	673,766
BX Trust 2022-LBA6 A†	3.307% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	1,120,000	1,089,435

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2022-PSB A†	4.758% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	$1,000,000	$999,049
BXHPP Trust 2021-FILM B IO†	3.291% (1 Mo. LIBOR + .90%)	#	8/15/2036	460,000	431,649
BXMT Ltd. 2021-FL4 A†	3.049% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	956,000	946,074
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(d)	5/15/2052	50,000	47,993
CIM Retail Portfolio Trust 2021-RETL E†	6.142% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	375,000	352,424
Citigroup Commercial Mortgage Trust 2013-375P C†	3.635%	#(d)	5/10/2035	275,000	263,037
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	4,411	4,336
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	100,000	97,062
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	225,000	215,917
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6,000	5,957
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	357,512	356,550
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107,000	105,500
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17,404	17,040
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280,000	272,855
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435%	#(d)	7/10/2050	10,000	9,504
Connecticut Avenue Securities Trust 2022-R01 1M1†	3.183% (1 Mo. SOFR + 1.00%)	#	12/25/2041	586,988	580,028
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.371% (1 Mo. LIBOR + .98%)	#	5/15/2036	660,000	652,928
Credit Suisse Mortgage Capital Certificates 2021-BHAR A†	3.542% (1 Mo. LIBOR + 1.15%)	#	11/15/2038	500,000	469,261
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	96,860	91,715

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	3.792% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	$450,000	$433,913
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(d)	10/25/2066	271,467	236,978
DBGS Mortgage Trust 2021-W52 A†	3.787% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	730,000	705,777
DBWF Mortgage Trust 2018-GLKS A†	3.396% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	380,000	371,874
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(d)	5/25/2065	25,114	24,350
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	500,000	476,274
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	620,000	602,767
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	3.183% (1 Mo. SOFR + 1.00%)	#	1/25/2042	764,298	747,832
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	43,665	41,108
Great Wolf Trust 2019-WOLF A†	3.425% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	550,000	538,244
Great Wolf Trust 2019-WOLF B†	3.725% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	290,000	281,003
Great Wolf Trust 2019-WOLF C†	4.024% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	800,000	771,375
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100,000	99,904
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.341% (1 Mo. LIBOR + .95%)	#	7/15/2035	773,667	740,517
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(d)	10/15/2036	21,863,000	409
GS Mortgage Securities Corp. Trust 2019-SMP A†	3.541% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	385,000	380,049
GS Mortgage Securities Corp. Trust 2019-SMP B†	3.891% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	185,000	181,527
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(d)	8/15/2032	10,130,600	216
GS Mortgage Securities Corp. Trust 2021-ROSS A†	3.542% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	270,000	259,482
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	339,000	338,049

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	$225,000	$218,194
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	425,000	403,383
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28,000	26,409
HONO Mortgage Trust 2021-LULU A†	3.541% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	450,000	435,719
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	500,000	470,820
HPLY Trust 2019-HIT A†	3.391% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	143,542	140,196
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(d)	5/15/2048	300,000	295,852
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225,000	220,771
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.531% (1 Mo. LIBOR + 2.14%)	#	10/15/2032	3,346	3,343
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.661% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	48,000	46,239
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.991% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	12,000	11,400
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.341% (1 Mo. LIBOR + 1.95%)	#	11/15/2035	12,000	11,196
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.576% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	9,679	9,628
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19,000	18,765
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10,000	9,839
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.276% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	12,000	11,852
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14,000	13,760
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368,000	358,694
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	300,000	284,670
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	4.141% (1 Mo. LIBOR + 1.75%)	#	3/15/2036	680,000	665,979

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Life 2021-BMR Mortgage Trust 2021-BMR A†	3.091% (1 Mo. LIBOR + .70%)	#	3/15/2038	$491,485	$476,432
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100,000	95,862
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	29,000	28,857
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500,000	478,750
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	22,943	22,000
MTN Commercial Mortgage Trust 2022-LPFL A†	3.704% (1 Mo. Term SOFR + 1.40%)	#	3/15/2039	640,000	625,288
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(d)	11/15/2032	33,200	33,019
Ready Capital Mortgage Financing LLC 2021-FL6 A†	3.394% (1 Mo. LIBOR + .95%)	#	7/25/2036	729,553	706,576
SFO Commercial Mortgage Trust 2021-555 A†	3.541% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	320,000	307,206
SLIDE 2018-FUN A†	3.541% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	234,135	231,899
SLIDE 2018-FUN D†	4.491% (1 Mo. LIBOR + 2.10%)	#	6/15/2031	557,899	540,390
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(d)	12/15/2020	5,445,427	54
SMRT 2022-MINI A†	3.308% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	1,130,000	1,100,125
SREIT Trust 2021-MFP A†	3.122% (1 Mo. LIBOR + .73%)	#	11/15/2038	500,000	482,606
UBS-Barclays Commercial Mortgage Trust 2013-C6 A4	3.244%		4/10/2046	242,000	240,084
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	50,984	49,050
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	109,644	103,874
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(d)	3/25/2060	26,185	25,785
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(d)	4/25/2065	40,042	37,890
VMC Finance LLC 2019-FL3 A†	3.48% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	92,194	91,214
Waikiki Beach Hotel Trust 2019-WBM D†	4.421% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	200,000	191,362
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40,000	38,540
WFLD Mortgage Trust 2014-MONT A†	3.88%	#(d)	8/10/2031	275,000	262,107

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.749%	#(d)	6/15/2045	$1,919	$1,914
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87,000	86,342
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	140,000	138,271
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,490,307)					35,148,527

U.S. TREASURY OBLIGATIONS 4.29%
U.S. Treasury Note	3.00%		6/30/2024	4,087,000	4,051,957
U.S. Treasury Note	3.00%		7/31/2024	825,000	817,846
U.S. Treasury Note	3.25%		8/31/2024	5,879,000	5,854,198
Total U.S. Treasury Obligations (cost $10,790,307)					10,724,001
Total Long-Term Investments (cost $255,900,765)					249,310,727

SHORT-TERM INVESTMENTS 1.08%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.46%
Federal Home Loan Bank Discount Notes (cost $1,154,700)	Zero Coupon		9/23/2022	1,156,000	1,154,415

REPURCHASE AGREEMENTS 0.62%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $119,000 of U.S. Treasury Inflation Indexed Bond at 1.750% due 1/15/2028; value: $178,098; proceeds: $174,507 (cost $1,547,378)				1,547,378	1,547,378
Total Short-Term Investments (cost $2,702,078)					2,701,793
Total Investments in Securities 100.68% (cost $258,602,843)					252,012,520
Other Assets and Liabilities – Net(f) (0.68)%					(1,711,428)
Net Assets 100.00%					$250,301,092

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $130,793,534, which represents 52.25% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Term- ination Date	Notional Amount	Payments Upfront	Value	Unrealized Appreciation
Goldman Sachs(1)	3.100%	12-Month USD SOFR Index	2/28/2027	$2,823,000	$745	$6,610	$5,865

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	257	Long	$53,638,714	$53,540,328	$(98,386)
U.S. 5-Year Treasury Note	December 2022	131	Long	14,581,826	14,517,461	(64,365)
Total Unrealized Depreciation on Futures Contracts						$(162,751)

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$62,394,285	$–	$62,394,285
Corporate Bonds	–	120,047,301	–	120,047,301
Floating Rate Loans
Health Care Services	–	–	611,200	611,200
Remaining Industries	–	11,838,918	–	11,838,918
Foreign Government Obligations	–	1,425,992	–	1,425,992
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,953	–	7,953
Government Sponsored Enterprises Pass-Throughs	–	7,030,061	–	7,030,061
Municipal Bonds	–	82,489	–	82,489
Non-Agency Commercial Mortgage-Backed Securities	–	35,148,527	–	35,148,527
U.S. Treasury Obligations	–	10,724,001	–	10,724,001
Short-Term Investments
Government Sponsored Enterprises Securities	–	1,154,415	–	1,154,415
Repurchase Agreements	–	1,547,378	–	1,547,378
Total	$–	$251,401,320	$611,200	$252,012,520
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$5,865	$–	$5,865
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(162,751)	–	–	(162,751)
Total	$(162,751)	$5,865	$–	$(156,886)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2021	$1,972,106	$43,738
Accrued Discounts (Premiums)	307	98
Realized Gain (Loss)	569	(317)
Change in Unrealized Appreciation (Depreciation)	12,830	(1,975)
Purchases	500,388	–
Sales	(1,875,000)	(30,370)
Transfers into Level 3	–	–
Transfers out of Level 3(a)	–	(11,174)
Balance as of August 31, 2022	$611,200	$–
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$(2,657)	$–

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.82%

ASSET-BACKED SECURITIES 25.98%

Auto Floor Plan 0.16%
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026	$87,098,000	$85,705,782

Automobiles 8.10%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	9,060,846	9,039,863
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	32,649,322	32,564,029
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	36,007,000	35,720,463
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	1,873,738	1,872,757
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	871,498	870,838
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	22,004,000	21,844,783
Avis Budget Rental Car Funding AESOP LLC 2018-2A D†	3.04%	3/20/2025	59,000,000	55,482,066	(a)
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	22,560,000	20,710,019
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	48,785,637	48,174,377
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	82,900,000	81,223,969
Capital One Prime Auto Receivables Trust 2022-2 A2A	3.74%	9/15/2025	125,395,000	124,906,549
Capital One Prime Auto Receivables Trust 2022-2 A3	3.66%	5/17/2027	127,880,000	127,220,664
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	5,274,610	5,242,592
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,731,000	35,059,332
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	16,598,514	15,707,328
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	178,760,000	175,204,213
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	70,922,000	70,524,383
Carvana Auto Receivables Trust 2022-P3 A3(b)	4.61%	11/10/2027	34,269,000	34,262,037
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	984,874	984,634
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500,000	3,504,231
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	4,958,001	4,947,927
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448,000	11,213,503
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	48,200,000	46,072,380

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	$15,767,430	$15,775,720
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	25,879,128	25,791,685
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	7,217,265	7,214,127
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783,000	46,287,404
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	39,725,000	38,802,446
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	37,120,000	34,922,878
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	91,455,000	85,777,062
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	47,613,094	46,407,402
Enterprise Fleet Financing LLC 2022-3 A2†	4.38%	7/20/2029	40,650,000	40,736,584
Exeter Automobile Receivables Trust 2021-1 C	0.98%	6/15/2026	29,900,000	28,788,010
Exeter Automobile Receivables Trust 2021-1 D	1.40%	4/15/2027	52,760,000	49,175,918
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	61,755,000	56,581,543
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	40,830,000	37,174,180
Exeter Automobile Receivables Trust 2022-3 A3	4.21%	1/15/2026	54,551,000	54,298,167
Exeter Automobile Receivables Trust 2022-3 B	4.86%	12/15/2026	56,653,000	56,450,958
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	25,919,838	25,868,371
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	73,718,555	73,307,655
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%	1/15/2030	97,245,000	96,671,974
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	74,356,997	72,683,861
Ford Credit Auto Owner Trust 2022-1 A†	3.88%	11/15/2034	115,555,000	114,257,791
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	48,939,000	47,876,006
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	76,875,000	69,910,456
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%	3/15/2029	38,244,000	38,240,570
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	89,401,000	88,658,105
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	45,063,964	44,554,462
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	2,933,618	2,930,031
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	91,915,000	91,280,704
GM Financial Automobile Leasing Trust 2022-3 A2A	4.01%	10/21/2024	133,815,000	133,683,219
GM Financial Automobile Leasing Trust 2022-3 A3	4.01%	9/22/2025	121,646,000	121,949,385
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,545,000	13,537,004
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	82,620,662	80,782,931
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	57,956,052	56,474,434
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	94,574,365	93,771,107
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	120,899,000	107,984,496
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	91,200,000	84,775,215

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	$25,000,000	$22,966,920
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	18,872,767	18,637,038
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	58,341,114	57,181,205
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	33,396,379	33,270,405
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	53,456,072	52,841,643
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	38,432,833	38,309,163
Nissan Auto Lease Trust 2022-A A3	3.81%	5/15/2025	77,680,000	77,596,478
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	119,845,000	112,038,297
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	58,188,000	57,156,443
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	37,382,000	35,613,409
Santander Drive Auto Receivables Trust 2022-2 C	3.76%	7/16/2029	34,840,000	33,824,996
Santander Drive Auto Receivables Trust 2022-5 A2	3.98%	1/15/2025	57,145,000	57,068,106
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	18,914,597	18,912,278
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	159,370,000	154,593,681
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	28,313,963	28,123,342
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	73,120,000	70,806,724
Toyota Auto Loan Extended Note Trust 2020-1A A†	1.35%	5/25/2033	179,000,000	166,392,153
Toyota Auto Loan Extended Note Trust 2022-1A A†	3.82%	4/25/2035	37,500,000	37,089,915
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	59,103,547	58,086,487
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	33,148,968	32,682,532
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	35,987,317	35,932,421
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	7,344,977	7,341,757
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	70,186,181	69,387,049
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	53,150,000	50,423,522
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	41,949,967	41,394,239
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	8,886,000	8,791,687
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	25,464,000	25,191,477
Total				4,447,388,165

Credit Card 2.12%
American Express Credit Account Master Trust 2019-3 B	2.20%	4/15/2025	12,714,000	12,724,673
American Express Credit Account Master Trust 2022-2 A	3.39%	5/17/2027	179,315,000	177,318,058
American Express Credit Account Master Trust 2022-3 A	3.75%	8/16/2027	164,535,000	163,964,886

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
BA Credit Card Trust 2022-A1 A1	3.53%		11/15/2027	$50,000,000	$49,585,480
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	196,890,000	195,195,939
Discover Card Execution Note Trust 2018-A2 A2	2.721% (1 Mo. LIBOR + .33%)	#	8/15/2025	5,100,000	5,102,479
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	143,875,000	142,612,828
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,161,000	52,914,359
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223,000	12,107,641
Master Credit Card Trust II Series 2018-1A A†	2.858% (1 Mo. LIBOR + .49%)	#	7/21/2024	149,340,000	149,436,742
Newday Funding Master Issuer plc 2021-1A A2†	3.385% (SOFR + 1.10%)	#	3/15/2029	19,600,000	19,135,561
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	31,250,000	31,039,906	(a)
Perimeter Master Note Business Trust 2021-1A A†	3.19%		5/15/2024	46,000,000	42,650,404	(a)
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807,000	36,778,151
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	75,265,000	75,232,418
Total					1,165,799,525

Other 14.80%
ACAM Ltd. 2019-FL1 A†	3.811% (1 Mo. Term SOFR + 1.51%)	#	11/17/2034	64,169,698	63,485,113
ACAM Ltd. 2019-FL1 AS†	4.161% (1 Mo. Term SOFR + 1.86%)	#	11/17/2034	25,000,000	24,747,427
ACREC Ltd. 2021-FL1 A†	3.527% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	102,830,000	99,076,789
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	89,250,000	84,561,858
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	39,471,817	38,591,998
AIMCO CLO Series 2018-BA AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	1/15/2032	69,000,000	67,941,245
AMMC CLO Ltd. 2016-19A AR†	3.652% (3 Mo. LIBOR + 1.14%)	#	10/16/2028	26,311,594	26,249,044
AMMC CLO Ltd. 2016-19A BR†	4.312% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	29,854,271	29,635,460
AMMC CLO Ltd. 2016-19A CR†	5.062% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	13,000,000	12,912,207
AMMC CLO Ltd. 2020-23A A1R†	3.78% (3 Mo. LIBOR + 1.04%)	#	10/17/2031	116,150,000	114,319,483

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	$5,783,119	$5,766,429
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.843% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	31,071,342	30,802,651
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.843% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	40,886,000	40,423,594
Apidos CLO XXII 2015-22A A1R†	3.77% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	79,418,000	78,582,849
Apidos CLO XXIV 2016-24A A1AL†	3.66% (3 Mo. LIBOR + .95%)	#	10/20/2030	23,480,000	23,070,919
Apidos CLO XXXI 2019-31A A1R†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	86,400,000	85,169,779
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/5/2049	4,702,500	4,404,860
Aqua Finance Trust 2019-A A†	3.14%		7/16/2040	15,960,116	15,324,436
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	86,468,269	80,115,523
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	3.491% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	40,530,000	39,732,572
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	3.461% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	60,510,000	58,827,066
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 AS†	3.791% (1 Mo. LIBOR + 1.40%)	#	8/15/2034	18,530,000	17,655,616
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	3.741% (1 Mo. LIBOR + 1.35%)	#	11/15/2036	188,500,000	184,140,938
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	3.333% (1 Mo. SOFR + 1.45%)	#	1/15/2037	117,500,000	115,107,848
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	4.157% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	67,630,000	66,547,821
ARES L CLO Ltd. 2018-50A AR†	3.562% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	117,390,000	115,726,153
Bain Capital Credit CLO 2019-2A AR†	3.84% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	25,950,000	25,456,950
Bain Capital Credit CLO Ltd. 2017-1A A1R†	3.68% (3 Mo. LIBOR + .97%)	#	7/20/2030	93,850,000	92,842,402

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. 2020-5A A1†	3.93% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	$72,770,000	$71,865,203
Ballyrock CLO Ltd. 2019-1A A1R†	3.542% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	138,960,000	136,557,482
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	126,880,000	125,219,585
BDS Ltd. 2021-FL10 A†	3.447% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	74,240,000	71,873,600
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	3.89% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	77,740,000	76,902,062
BlueMountain CLO Ltd. 2016-2A A1R2†	4.104% (3 Mo. LIBOR + 1.12%)	#	8/20/2032	33,000,000	32,445,627
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2029	69,720,000	69,036,442
BSPRT Issuer Ltd. 2019 FL5 A†	3.541% (1 Mo. LIBOR + 1.15%)	#	5/15/2029	9,181,294	9,164,079
BSPRT Issuer Ltd. 2021-FL7 A†	3.711% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	58,340,000	56,735,650
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2031	78,820,000	77,938,522
Carlyle US CLO Ltd. 2017-2A A1R†	3.76% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	90,210,000	88,852,581
Carlyle US CLO Ltd. 2017-3A A1AR†	3.61% (3 Mo. LIBOR + .90%)	#	7/20/2029	24,990,000	24,714,425
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	134,350,000	131,998,875
Cedar Funding X CLO Ltd. 2019-10A AR†	3.81% (3 Mo. LIBOR + 1.10%)	#	10/20/2032	10,610,000	10,424,325
Cedar Funding XIV CLO Ltd. 2021-14A A†	3.612% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	96,630,000	95,275,259
CF Hippolyta Issuer LLC 2021-1A A1†	1.53%		3/15/2061	38,580,214	34,114,242
CIFC Funding I Ltd. 2021-1A A1†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	12,000,000	11,835,541
CIFC Funding II Ltd. 2013-2A A1L2†	3.74% (3 Mo. LIBOR + 1.00%)	#	10/18/2030	37,100,000	36,704,296
CIFC Funding Ltd. 2021-4A A†	3.562% (3 Mo. LIBOR + 1.05%)	#	7/15/2033	83,100,000	81,479,550
CNH Equipment Trust 2022-B A2	3.94%		12/15/2025	56,750,000	56,770,373	(a)

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026		$49,268,103	$48,585,168
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		12,220,957	12,187,060
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		7,326,809	7,310,681
Dryden 55 CLO Ltd. 2018-55A A1†	3.532% (3 Mo. LIBOR + 1.02%)	#	4/15/2031		20,170,207	19,949,283
Dryden CLO Ltd. 2019-72A AR†	3.985% (3 Mo. LIBOR + 1.08%)	#	5/15/2032		98,100,000	96,690,505
Dryden Senior Loan Fund 2017-47A A1R†	3.492% (3 Mo. LIBOR + .98%)	#	4/15/2028		87,934,480	87,466,803
Elmwood CLO X Ltd. 2021-3A A†	3.75% (3 Mo. LIBOR + 1.04%)	#	10/20/2034		83,110,000	81,707,333
Fairstone Financial Issuance Trust I 2020-1A A†(c)	2.509%		10/20/2039	CAD	35,080,000	26,081,621
Galaxy XIX CLO Ltd. 2015-19A A1RR†	3.733% (3 Mo. LIBOR + .95%)	#	7/24/2030		$54,290,000	53,784,548
Gracie Point International Funding 2020-B A†	3.773% (1 Mo. LIBOR + 1.40%)	#	5/2/2023		74,997,066	74,990,017
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4†	3.21%		2/18/2025		8,025,435	8,014,005
Greystone CRE Notes Ltd. 2021-FL3 A†	3.411% (1 Mo. LIBOR + 1.02%)	#	7/15/2039		98,670,000	94,837,636
Greywolf CLO VII Ltd. 2018-2A A1†	3.89% (3 Mo. LIBOR + 1.18%)	#	10/20/2031		37,250,000	36,777,167
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.433% (3 Mo. LIBOR + 1.65%)	#	7/25/2027		7,209,235	7,232,016
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	4.44% (3 Mo. LIBOR + 1.70%)	#	1/17/2030		23,027,000	22,644,507
HGI CRE CLO Ltd. 2021-FL2 A†	3.387% (1 Mo. LIBOR + 1.00%)	#	9/17/2036		26,520,000	25,588,294
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		4,100,377	4,094,697
JFIN CLO Ltd. 2013-1A A1NR†	4.10% (3 Mo. LIBOR + 1.39%)	#	1/20/2030		71,745,500	71,320,888
JFIN CLO Ltd. 2013-1A A2R†	4.91% (3 Mo. LIBOR + 2.20%)	#	1/20/2030		37,290,505	37,049,273
KKR CLO Ltd. 24 A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2032		130,540,000	128,295,414
KKR CLO Ltd. 30A A1R†	3.76% (3 Mo. LIBOR + 1.02%)	#	10/17/2031		18,250,000	17,928,376

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO Ltd. 38A A1†	2.15% (3 Mo. Term SOFR + 1.32%)	#	4/15/2033	$98,040,000	$96,663,786
KREF Ltd. 2021-FL2 A†	3.45% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	74,690,000	72,554,891
KREF Ltd. 2021-FL2 AS†	3.68% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	37,030,000	35,129,158
LCM XXII Ltd. 22A A1R†	3.87% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	10,510,439	10,464,803
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	137,050,000	116,322,119
Lendmark Funding Trust 2022-1 A†	5.12%		7/20/2032	82,215,000	81,418,978
LMREC, Inc. 2019-CRE3 A†	3.827% (1 Mo. LIBOR + 1.40%)	#	12/22/2035	47,261,841	47,000,932
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037	129,030,000	125,637,026
M360 LLC 2019-CRE2 A†	3.822% (1 Mo. Term SOFR + 1.51%)	#	9/15/2034	6,151,731	6,109,437
M360 LLC 2019-CRE2 B†	4.672% (1 Mo. Term SOFR + 2.36%)	#	9/15/2034	10,311,000	10,272,334
Madison Park Funding XI Ltd. 2013-11A AR2†	3.683% (3 Mo. LIBOR + .90%)	#	7/23/2029	13,780,344	13,566,748
Madison Park Funding XVII Ltd. 2015-17A AR2†	3.732% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	29,600,000	29,287,673
Madison Park Funding XVII Ltd. 2015-17A BR2†	4.232% (3 Mo. LIBOR + 1.50%)	#	7/21/2030	10,000,000	9,721,945
Madison Park Funding XXV Ltd. 2017-25A A1R†	3.753% (3 Mo. LIBOR + .97%)	#	4/25/2029	52,929,166	52,425,647
Magnetite XXII Ltd. 2019-22A AR†	3.572% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	47,750,000	47,000,120
Magnetite Xxix Ltd. 2021-29A A†	3.502% (3 Mo. LIBOR + .99%)	#	1/15/2034	79,670,000	78,355,445
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	63,990,000	55,285,491
MF1 LLC 2022-FL9 A†	4.451% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	127,540,000	127,221,150
MF1 Ltd. 2021-FL6 AS†	3.827% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	66,840,000	63,894,863
MF1 Ltd. 2021-FL7 A†	3.457% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	116,942,000	112,755,476

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. 2021-FL7 AS†	3.827% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	$90,320,000	$86,170,925
MF1 Ltd. 2022-FL8 A†	3.383% (1 Mo. SOFR + 1.35%)	#	2/19/2037	5,000,000	4,890,625
MF1 Ltd. 2022-FL8 AS†	3.783% (1 Mo. SOFR + 1.75%)	#	2/19/2037	50,000,000	48,772,217
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	38,031,758	37,621,015
Mountain View CLO LLC 2017-1A BR†	4.49% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	36,501,623	36,079,918
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	3,080,761	3,024,439
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	70,550,000	61,340,678
New Economy Assets Phase 1 Sponsor LLC 2021-1 B1†	2.41%		10/20/2061	28,890,000	24,862,194
Newark BSL CLO 1 Ltd. 2016-1A A1R†	3.869% (3 Mo. LIBOR + 1.10%)	#	12/21/2029	65,662,853	65,252,460
Newark BSL CLO 2 Ltd. 2017-1A A1R†	3.753% (3 Mo. LIBOR + .97%)	#	7/25/2030	48,300,000	47,845,199
OCP CLO Ltd. 2019-17A A1R†	3.75% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	157,030,000	154,353,422
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	3.71% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	34,550,000	34,170,439
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	118,070,000	116,885,116
Octagon Investment Partners 49 Ltd. 2020-5A A1†	3.732% (3 Mo. LIBOR + 1.22%)	#	1/15/2033	79,600,000	78,807,379
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	41,160,000	40,699,930
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	3.905% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	73,440,000	72,241,397
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	68,355,000	68,193,819
OHA Credit Funding 5 Ltd. 2020-5A A1 A1†	3.91% (3 Mo. LIBOR + 1.17%)	#	4/18/2033	39,330,000	38,729,897
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689,000	7,537,307
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	75,865,000	69,734,031

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	$21,084,000	$18,948,421
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	14,375,000	12,389,174
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	6,229,256	5,993,863
OZLM XVII Ltd. 2017 17A A1†	3.96% (3 Mo. LIBOR + 1.25%)	#	7/20/2030	14,086,732	14,043,700
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	147,587,441	142,346,198
Perimeter Master Note Business	2.13%		5/15/2027	90,000,000	85,645,890
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520,000	68,836,362
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	55,841,000	53,056,327
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	25,704,275	24,869,457
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011,000	34,755,573
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	43,080,000	37,321,936
Progress Residential Trust 2021-SFR8 B†	1.681%		10/17/2038	28,310,000	24,978,638
Rad CLO 2 Ltd. 2018-2A AR†	3.592% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	100,220,000	98,776,881
Rad CLO 7 Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	7,750,000	7,617,106
Rad CLO Ltd. 2021-15A A†	3.80% (3 Mo. LIBOR + 1.09%)	#	1/20/2034	105,000,000	103,112,253
Romark CLO Ltd. 2017-1A A1R†	3.813% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	75,250,000	74,450,047
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	87,661,973	86,356,897
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	136,635,000	131,644,735
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900,000	13,603,794
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	111,160,000	106,173,062
SCF Equipment Leasing LLC 2022-1A B†	3.22%		10/21/2030	45,560,000	42,930,177
Signal Peak CLO 1 Ltd. 2014-1A AR3†	3.90% (3 Mo. LIBOR + 1.16%)	#	4/17/2034	18,000,000	17,577,000
Signal Peak CLO 8 Ltd. 2020-8A A†	3.98% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	38,000,000	37,424,754
Sound Point CLO III-R Ltd. 2013-2RA B†	3.962% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	10,000,000	9,859,740
TCI-Flatiron CLO Ltd. 2017-1A AR†	3.902% (3 Mo. LIBOR + .96%)	#	11/18/2030	58,190,000	57,400,054
TCI-Flatiron CLO Ltd. 2018-1A ANR†	3.866% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	32,300,000	31,836,734
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	55,200,000	54,322,136
TICP CLO XIV Ltd. 2019-14A A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	58,170,000	57,139,779

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
TRTX Issuer Ltd. 2019-FL3 A†	3.561% (1 Mo. Term SOFR + 1.26%)	#	10/15/2034	$2,776,114	$2,765,703
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	28,339,015	27,714,678
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	42,407,142	40,693,949
Venture 33 CLO Ltd. 2018-2A A1LR†	3.572% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	68,200,000	67,108,234
VERDE CLO Ltd. 2019-1A AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	34,355,000	33,753,788
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	77,688,000	76,637,511
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	106,612,000	104,418,170
Wind River CLO Ltd. 2013-1A A1RR†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2030	133,930,000	132,614,155
Total					8,131,079,346

Rec Vehicle Loan 0.21%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	22,481,654	21,792,497
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	93,321,140	92,342,155
Total					114,134,652

Student Loan 0.59%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	48,235,163	44,273,613
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	117,064,484	104,968,913
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	103,296,199	94,260,953
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	48,149,680	43,402,960
SLC Student Loan Trust 2008-1 A4A	3.429% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	15,494,394	15,490,166
Towd Point Asset Trust 2018-SL1 A†	3.044% (1 Mo. LIBOR + .60%)	#	1/25/2046	20,893,009	20,777,738
Total					323,174,343
Total Asset-Backed Securities (cost $14,667,947,953)					14,267,281,813

				Shares

COMMON STOCKS 0.00%

Oil, Gas & Consumable Fuels
Earthstone Energy, Inc. Class A* (cost $121,416)				8,654	131,541

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.12%

Internet
Weibo Corp. (China)(d) (cost $66,194,064)	1.25%	11/15/2022	$66,436,000	$66,018,141

CORPORATE BONDS 41.33%

Advertising 0.03%
Clear Channel International BV (United Kingdom)†(d)	6.625%	8/1/2025	15,835,000	14,997,722

Aerospace/Defense 0.30%
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	24,180,000	23,072,798
Bombardier, Inc. (Canada)†(d)	7.875%	4/15/2027	40,000,000	38,351,400
Howmet Aerospace, Inc.	6.875%	5/1/2025	14,000,000	14,394,660
TransDigm, Inc.†	8.00%	12/15/2025	84,767,000	86,925,168
Total				162,744,026

Agriculture 1.04%
BAT Capital Corp.	2.789%	9/6/2024	27,255,000	26,421,483
BAT Capital Corp.	3.222%	8/15/2024	166,397,000	162,588,778
BAT International Finance plc (United Kingdom)†(d)	3.95%	6/15/2025	19,560,000	19,130,126
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	166,275,000	160,060,068
Imperial Brands Finance plc (United Kingdom)†(d)	6.125%	7/27/2027	82,747,000	84,059,832
Reynolds American, Inc.	4.45%	6/12/2025	41,974,000	41,596,105
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	47,780,000	41,838,383
Viterra Finance BV (Netherlands)†(d)	4.90%	4/21/2027	36,422,000	35,001,635
Total				570,696,410

Airlines 0.12%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024	6,602,347	6,470,514
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	4,992,667	4,881,984
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	9,390,807	9,379,171
American Airlines Group, Inc.†(e)	3.75%	3/1/2025	51,959,000	43,773,899
Total				64,505,568

Apparel 0.04%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,795,032

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 2.16%
Ford Motor Credit Co. LLC	2.30%		2/10/2025	$21,718,000	$19,819,847
Ford Motor Credit Co. LLC	3.37%		11/17/2023	18,573,000	18,128,687
Ford Motor Credit Co. LLC	5.584%		3/18/2024	166,755,000	166,164,899
General Motors Co.	5.40%		10/2/2023	24,769,000	25,027,219
General Motors Co.	6.125%		10/1/2025	48,531,000	49,977,893
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,459,000	70,468,077
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,070,000	28,716,361
General Motors Financial Co., Inc.	3.70%		5/9/2023	27,654,000	27,591,528
General Motors Financial Co., Inc.	3.95%		4/13/2024	35,702,000	35,443,917
General Motors Financial Co., Inc.	4.25%		5/15/2023	17,554,000	17,566,426
General Motors Financial Co., Inc.	4.30%		7/13/2025	10,803,000	10,676,634
General Motors Financial Co., Inc.	5.10%		1/17/2024	197,137,000	198,918,022
Hyundai Capital America†	0.80%		4/3/2023	7,500,000	7,347,322
Hyundai Capital America†	0.80%		1/8/2024	99,441,000	94,531,689
Hyundai Capital America†	0.875%		6/14/2024	84,025,000	78,660,228
Hyundai Capital America†	1.00%		9/17/2024	24,927,000	23,101,897
Hyundai Capital America†	1.25%		9/18/2023	98,674,000	95,758,401
Hyundai Capital America†	1.30%		1/8/2026	39,188,000	34,710,626
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	41,843,973
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	9,392,834
Hyundai Capital America†	2.375%		2/10/2023	39,278,000	38,977,510
Hyundai Capital America†	2.85%		11/1/2022	10,000,000	9,984,580
Hyundai Capital America†	3.25%		9/20/2022	32,832,000	32,830,656
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	14,038,571
Stellantis N.V. (Netherlands)(d)	5.25%		4/15/2023	22,137,000	22,263,292
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	12,983,000	12,584,959
Total					1,184,526,048

Auto Parts & Equipment 0.20%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	83,974,000	82,613,621
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(d)	4.75%		9/15/2026	34,149,055	29,503,479
Total					112,117,100

Banks 14.42%
ABN AMRO Bank N.V. (Netherlands)†(d)	4.75%		7/28/2025	91,639,000	90,500,701
ABN AMRO Bank N.V. (Netherlands)†(d)	4.80%		4/18/2026	48,000,000	47,181,645
AIB Group plc (Ireland)†(d)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	103,827,000	101,166,781
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	70,222,000	69,668,037

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	$25,108,000	$24,709,096
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.50%		3/19/2024	12,844,000	12,846,379
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(d)	5.375%		4/17/2025	28,016,000	28,123,441
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	78,938,000	76,510,391
Bank of America Corp.	0.981% (SOFR + .91%)	#	9/25/2025	19,293,000	17,919,772
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	104,583,000	93,543,869
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286,000	73,982,084
Bank of America Corp.	1.53% (SOFR + .65%)	#	12/6/2025	40,584,000	37,883,034
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	51,569,000	51,383,970
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%)	#	10/1/2025	45,485,000	44,066,300
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%)	#	1/23/2026	60,488,000	58,508,486
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	109,223,000	105,437,609
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	79,637,000	79,329,750
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	55,903,000	55,269,080
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	128,784,000	128,134,603
Bank of America Corp.	3.95%		4/21/2025	97,385,000	96,456,344
Bank of America Corp.	4.00%		1/22/2025	47,739,000	47,365,081
Bank of America Corp.	4.20%		8/26/2024	49,023,000	48,958,261
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	77,426,000	77,404,946
Bank of Ireland Group plc (Ireland)†(d)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	56,942,000	49,079,644
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	35,213,000	35,015,420
Bank of Montreal (Canada)(d)	3.70%		6/7/2025	63,572,000	62,698,866
Bank of New York Mellon Corp. (The)	4.414% (SOFR + 1.35%)	#	7/24/2026	48,396,000	48,634,570
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	66,217,031
Barclays plc (United Kingdom)(d)	2.852% (SOFR + 2.71%)	#	5/7/2026	44,123,000	41,325,931
Barclays plc (United Kingdom)(d)	3.932% (3 Mo. LIBOR + 1.61%)	#	5/7/2025	11,594,000	11,340,885
Barclays plc (United Kingdom)(d)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	23,103,000	22,988,987

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Barclays plc (United Kingdom)(d)	4.836%		5/9/2028	$10,192,000	$9,625,038
Barclays plc (United Kingdom)(d)	5.20%		5/12/2026	93,499,000	92,986,788
BBVA Bancomer SA†	4.375%		4/10/2024	25,931,000	25,875,119
BBVA Bancomer SA†	6.75%		9/30/2022	47,751,000	47,835,519
BNP Paribas SA (France)†(d)	1.323% (SOFR + 1.00%)	#	1/13/2027	20,584,000	18,064,497
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%)	#	6/9/2026	13,505,000	12,453,448
BNP Paribas SA (France)†(d)	2.819% (3 Mo. LIBOR + 1.11%)	#	11/19/2025	36,837,000	34,996,766
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	11,186,000	10,984,652
BPCE SA (France)†(d)	2.375%		1/14/2025	14,304,000	13,473,771
BPCE SA (France)†(d)	4.50%		3/15/2025	53,678,000	52,103,721
BPCE SA (France)†(d)	4.875%		4/1/2026	22,232,000	21,691,264
BPCE SA (France)†(d)	5.15%		7/21/2024	5,000,000	4,974,698
Canadian Imperial Bank of Commerce (Canada)(d)	3.945%		8/4/2025	77,817,000	76,862,490
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	49,728,000	48,847,244
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	241,086,000	231,664,063
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	15,948,000	15,400,312
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	42,161,000	41,343,753
Citigroup, Inc.	3.70%		1/12/2026	17,120,000	16,711,613
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,675,604
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	17,272,000	16,546,953
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	49,140,000	49,066,117
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	27,692,000	27,521,533
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	170,136,970
Citigroup, Inc.	5.50%		9/13/2025	37,065,000	38,045,021
Citizens Bank NA/Providence RI	3.182% (3 Mo. LIBOR + .95%)	#	3/29/2023	22,245,000	22,234,575
Citizens Bank NA/Providence RI	4.575% (SOFR + 2.00%)	#	8/9/2028	58,621,000	57,997,762
Credit Agricole SA (France)†(d)	4.375%		3/17/2025	89,787,000	88,346,637
Credit Suisse AG/New York NY	3.625%		9/9/2024	5,668,000	5,533,396
Credit Suisse Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%)	#	6/5/2026	42,530,000	38,014,788
Credit Suisse Group AG (Switzerland)†(d)	2.593% (SOFR + 1.56%)	#	9/11/2025	27,460,000	25,413,983
Credit Suisse Group AG (Switzerland)†(d)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	17,160,000	16,895,756

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(d)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	$46,616,000	$42,825,432
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	145,875,000	144,349,886
Danske Bank A/S (Denmark)†(d)	1.226%		6/22/2024	51,642,000	48,503,897
Danske Bank A/S (Denmark)†(d)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	46,515,000	41,206,738
Danske Bank A/S (Denmark)†(d)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	137,918,000	131,626,042
Danske Bank A/S (Denmark)†(d)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	37,345,000	34,871,719
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	66,319,000	66,847,159
Discover Bank	4.25%		3/13/2026	17,999,000	17,628,756
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	21,437,000	21,235,483
FNB Corp.	2.20%		2/24/2023	30,110,000	29,789,076
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	71,332,000	70,756,608
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	78,938,000	75,732,332
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%)	#	3/8/2024	35,345,000	34,656,654
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%)	#	10/21/2027	99,142,000	88,098,189
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	38,073,000	34,544,723
Goldman Sachs Group, Inc. (The)	2.935% (SOFR + .70%)	#	1/24/2025	77,022,000	75,711,528
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	34,934,000	34,037,318
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025	9,494,000	9,309,944
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	79,656,000	77,916,455
Goldman Sachs Group, Inc. (The)	3.708% (3 Mo. LIBOR + .75%)	#	2/23/2023	47,398,000	47,397,740
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	25,439,000	25,105,026
Goldman Sachs Group, Inc. (The)	4.387% (SOFR + 1.51%)	#	6/15/2027	24,825,000	24,377,338
Goldman Sachs Group, Inc. (The)	4.482% (SOFR + 1.73%)	#	8/23/2028	70,417,000	68,775,476
HSBC Holdings plc (United Kingdom)(d)	0.732% (SOFR + .53%)	#	8/17/2024	29,988,000	28,777,290
HSBC Holdings plc (United Kingdom)(d)	0.976% (SOFR + .71%)	#	5/24/2025	22,757,000	21,225,726
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	33,784,000	33,037,168
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	16,781,000	16,690,828
Intesa Sanpaolo SpA (Italy)†(d)	3.25%		9/23/2024	20,481,000	19,663,729
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024	165,445,000	158,490,930

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	$82,517,000	$77,464,303
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	78,538,000	73,206,277
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	91,927,000	86,025,352
JPMorgan Chase & Co.	3.216% (SOFR + .92%)	#	2/24/2026	57,956,000	57,136,887
JPMorgan Chase & Co.	3.476% (SOFR + 1.18%)	#	2/24/2028	38,901,000	37,925,934
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	29,056,000	28,913,798
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	52,372,000	52,094,334
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	95,901,000	94,909,577
JPMorgan Chase & Co.	3.875%		9/10/2024	9,529,000	9,490,424
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	77,862,000	77,750,913
KeyBank NA/Cleveland OH	4.15%		8/8/2025	26,476,000	26,280,629
Lloyds Banking Group plc (United Kingdom)(d)	4.582%		12/10/2025	18,348,000	17,893,688
Lloyds Banking Group plc (United Kingdom)(d)	4.65%		3/24/2026	29,589,000	28,893,441
M&T Bank Corp.	3.65%		12/6/2022	40,480,000	40,469,097
M&T Bank Corp.	4.00%		7/15/2024	5,725,000	5,701,440
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	43,777,004
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025	32,811,000	32,661,789
Macquarie Group Ltd. (Australia)†(d)	1.201% (SOFR + .69%)	#	10/14/2025	40,033,000	36,987,015
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%)	#	1/12/2027	33,697,000	29,507,422
Macquarie Group Ltd. (Australia)†(d)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	39,372,000	39,267,491
Macquarie Group Ltd. (Australia)†(d)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	45,740,000	45,646,374
Macquarie Group Ltd. (Australia)†(d)	5.108% (SOFR + 2.21%)	#	8/9/2026	83,107,000	83,205,196
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	0.953% (1 Yr. Treasury CMT + .55%)	#	7/19/2025	58,686,000	54,791,062
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	0.962% (1 Yr. Treasury CMT + .45%)	#	10/11/2025	5,000,000	4,626,051
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	99,237,000	99,592,061
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	94,058,000	87,944,294
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	98,685,000	93,649,121

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	$46,263,000	$45,607,586
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	199,105,000	198,277,020
Morgan Stanley	4.10%		5/22/2023	29,169,000	29,138,169
Morgan Stanley	4.183% (3 Mo. LIBOR + 1.40%)	#	10/24/2023	56,465,000	56,518,888
Morgan Stanley	5.00%		11/24/2025	24,442,000	24,835,787
NatWest Group plc (United Kingdom)(d)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	24,877,000	24,745,890
NatWest Markets plc (United Kingdom)†(d)	0.80%		8/12/2024	23,409,000	21,794,697
NatWest Markets plc (United Kingdom)†(d)	3.479%		3/22/2025	58,257,000	56,626,805
Nordea Bank Abp (Finland)†(d)	3.60%		6/6/2025	37,771,000	37,040,261
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	18,035,000	18,042,756
Popular, Inc.	6.125%		9/14/2023	13,517,000	13,706,373
Royal Bank of Canada (Canada)(d)	3.97%		7/26/2024	59,206,000	59,041,880
Royal Bank of Canada (Canada)(d)	4.24%		8/3/2027	70,307,000	69,424,801
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	30,486,905
Santander Holdings USA, Inc.	3.244%		10/5/2026	43,585,000	40,566,458
Santander Holdings USA, Inc.	3.50%		6/7/2024	33,117,000	32,567,420
Santander UK Group Holdings plc (United Kingdom)(d)	1.089% (SOFR + .79%)	#	3/15/2025	13,611,000	12,741,046
Santander UK Group Holdings plc (United Kingdom)(d)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	33,069,415
Santander UK Group Holdings plc (United Kingdom)(d)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	60,653,000	60,329,091
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%		9/15/2025	42,889,000	41,659,567
Santander UK Group Holdings plc (United Kingdom)(d)	4.796% (3 Mo. LIBOR + 1.57%)	#	11/15/2024	10,000,000	9,967,258
Societe Generale SA (France)†(d)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	76,944,000	71,193,758
Standard Chartered plc (United Kingdom)†(d)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	100,594,000	95,185,264
Standard Chartered plc (United Kingdom)†(d)	1.214% (1 Yr. Treasury CMT + .88%)	#	1/12/2025	10,244,000	9,655,413

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(d)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	$37,814,000	$37,654,094
Standard Chartered plc (United Kingdom)†(d)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	8,168,000	7,682,463
Standard Chartered plc (United Kingdom)†(d)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	21,000,000	20,894,544
Standard Chartered plc (United Kingdom)†(d)	5.20%		1/26/2024	15,029,000	15,066,145
Svenska Handelsbanken AB (Sweden)†(d)	3.65%		6/10/2025	62,637,000	61,428,097
Synovus Financial Corp.	3.125%		11/1/2022	1,981,000	1,978,771
Toronto-Dominion Bank (The) (Canada)(d)	3.766%		6/6/2025	90,096,000	89,114,646
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	115,821,000	115,610,465
UBS AG (Switzerland)(d)	5.125%		5/15/2024	97,473,000	97,809,282
UBS Group AG (Switzerland)†(d)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	24,578,000	24,331,675
UniCredit SpA (Italy)†(d)	7.83%		12/4/2023	38,610,000	39,470,268
US Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	57,792,000	58,034,696
Wells Fargo & Co.	3.55%		9/29/2025	12,924,000	12,707,566
Wells Fargo & Co.	4.036% (3 Mo. LIBOR + 1.23%)	#	10/31/2023	38,415,000	38,455,333
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	74,511,000	74,036,733
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	77,683,000	77,154,658
Total					7,920,626,953

Chemicals 0.34%
Celanese US Holdings LLC	4.625%		11/15/2022	13,876,000	13,887,030
Celanese US Holdings LLC	5.90%		7/5/2024	137,126,000	138,206,845
Orbia Advance Corp. SAB de CV (Mexico)†(d)	1.875%		5/11/2026	36,739,000	32,903,448
Total					184,997,323

Commercial Services 0.49%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%		7/24/2024	30,600,000	29,597,887
Ashtead Capital, Inc.†	4.00%		5/1/2028	28,978,000	26,512,971
Ashtead Capital, Inc.†	4.375%		8/15/2027	52,077,000	49,230,244
Global Payments, Inc.	4.95%		8/15/2027	23,181,000	22,975,763
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(d)	5.00%		2/1/2025	14,287,000	14,369,436

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Sabre GLBL, Inc.†	7.375%	9/1/2025	$59,869,000	$56,800,714
Triton Container International Ltd.†	0.80%	8/1/2023	39,505,000	37,964,497
Triton Container International Ltd.†	1.15%	6/7/2024	32,498,000	30,325,255
Total				267,776,767

Computers 0.35%
Dell International LLC/EMC Corp.	4.00%	7/15/2024	7,233,000	7,205,667
Dell International LLC/EMC Corp.	4.90%	10/1/2026	19,101,000	19,185,962
Dell International LLC/EMC Corp.	5.45%	6/15/2023	63,178,000	63,840,197
Dell International LLC/EMC Corp.	5.85%	7/15/2025	37,892,000	39,254,356
Dell International LLC/EMC Corp.	6.02%	6/15/2026	59,517,000	61,847,552
Total				191,333,734

Distribution/Wholesale 0.02%
KAR Auction Services, Inc.†	5.125%	6/1/2025	11,561,000	11,366,073

Diversified Financial Services 3.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	1.75%	10/29/2024	31,795,000	29,440,550
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	2.875%	8/14/2024	30,354,000	29,010,445
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.15%	2/15/2024	19,000,000	18,429,721
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	22,804,000	21,819,356
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	27,911,000	27,791,871
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.50%	7/15/2025	23,021,000	23,584,517
Air Lease Corp.	4.25%	2/1/2024	24,197,000	24,147,002
Aircastle Ltd.	4.40%	9/25/2023	52,900,000	52,593,035
Aircastle Ltd.	5.00%	4/1/2023	39,893,000	39,880,892
Aircastle Ltd.†	5.25%	8/11/2025	62,465,000	60,125,989
Ally Financial, Inc.	1.45%	10/2/2023	11,837,000	11,482,887
Ally Financial, Inc.	3.875%	5/21/2024	72,964,000	72,390,972
Ally Financial, Inc.	5.125%	9/30/2024	91,001,000	92,200,798
Ally Financial, Inc.	5.75%	11/20/2025	144,020,000	145,650,871
American Express Co.	3.95%	8/1/2025	77,213,000	76,543,354
Aviation Capital Group LLC†	1.95%	1/30/2026	27,395,000	23,655,429
Aviation Capital Group LLC†	3.875%	5/1/2023	59,242,000	58,494,150

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	5.50%		12/15/2024	$56,550,000	$55,402,144
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	23,269,000	20,071,695
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.95%		7/1/2024	20,307,000	19,401,107
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	22,567,000	20,816,030
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.375%		5/1/2026	19,759,000	18,280,753
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023	112,721,000	111,492,407
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%		5/15/2024	47,066,000	46,174,833
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2023	27,137,000	27,140,518
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2026	20,268,000	19,559,521
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	86,014,000	76,343,818
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	57,232,000	51,639,861
Capital One Financial Corp.	2.455% (SOFR + 0.69%)	#	12/6/2024	49,606,000	48,347,330
Capital One Financial Corp.	3.526% (3 Mo. LIBOR + .72%)	#	1/30/2023	23,854,000	23,808,405
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	44,309,000	43,932,106
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	57,806,000	54,470,464
Muthoot Finance Ltd. (India)†(d)	6.125%		10/31/2022	25,282,000	25,262,659
Navient Corp.	5.50%		1/25/2023	59,306,000	59,077,820
Navient Corp.	5.875%		10/25/2024	80,407,000	77,320,163
Navient Corp.	6.125%		3/25/2024	100,605,000	98,279,012
Navient Corp.	7.25%		9/25/2023	30,672,000	30,774,444
OneMain Finance Corp.	5.625%		3/15/2023	20,261,000	20,104,856
OneMain Finance Corp.	6.125%		3/15/2024	49,040,000	47,941,014
OneMain Finance Corp.	8.25%		10/1/2023	35,967,000	36,398,227
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	54,041,000	53,738,860
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	125,847,000	124,339,694
Total					2,017,359,580

Electric 2.79%
AES Corp. (The)†	3.30%		7/15/2025	75,993,000	72,224,127
Alexander Funding Trust†	1.841%		11/15/2023	87,343,000	83,027,935
American Electric Power Co., Inc.	2.031%		3/15/2024	36,211,000	35,092,797
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	74,470,000	74,191,349
Calpine Corp.†	5.25%		6/1/2026	55,347,000	53,800,051
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	10,475,000	10,735,325
Comision Federal de Electricidad (Mexico)†(d)	4.875%		1/15/2024	68,873,000	67,886,050
DTE Energy Co.	4.22%		11/1/2024	49,964,000	49,781,631
Duke Energy Corp.	4.30%		3/15/2028	35,827,000	35,094,508

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Eversource Energy	4.20%	6/27/2024	$22,982,000	$22,973,793
Fells Point Funding Trust†	3.046%	1/31/2027	70,448,000	65,001,719
FirstEnergy Corp.	1.60%	1/15/2026	15,858,000	14,342,284
FirstEnergy Corp.	2.05%	3/1/2025	71,006,000	66,411,918
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,251,000	123,063,813
IPALCO Enterprises, Inc.	3.70%	9/1/2024	18,119,000	17,881,979
Israel Electric Corp. Ltd. (Israel)†(d)	5.00%	11/12/2024	9,974,000	10,066,951
Israel Electric Corp. Ltd. (Israel)†(d)	6.875%	6/21/2023	31,698,000	32,403,090
Jersey Central Power & Light Co.†	4.70%	4/1/2024	50,436,000	50,203,671
NextEra Energy Capital Holdings, Inc.	4.20%	6/20/2024	38,271,000	38,293,558
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	75,252,000	75,320,086
NextEra Energy Capital Holdings, Inc.	4.45%	6/20/2025	50,022,000	50,188,129
NRG Energy, Inc.†	3.75%	6/15/2024	90,412,000	87,824,704
OGE Energy Corp.	0.703%	5/26/2023	9,350,000	9,129,935
Pacific Gas and Electric Co.	3.15%	1/1/2026	120,471,909	111,775,703
Southern Co. (The)	5.113%	8/1/2027	48,507,000	48,614,978
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	23,370,000	23,343,008
Vistra Operations Co. LLC†	3.55%	7/15/2024	149,105,000	143,858,653
Vistra Operations Co. LLC†	4.875%	5/13/2024	58,220,000	57,535,117
Total				1,530,066,862

Energy-Alternate Sources 0.16%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	42,824,000	41,650,622
Greenko Dutch BV (Netherlands)†(d)	3.85%	3/29/2026	31,377,560	26,670,926
Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	20,968,000	20,496,220
Total				88,817,768

Engineering & Construction 0.01%
Fluor Corp.	3.50%	12/15/2024	5,273,000	5,106,900

Entertainment 0.47%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	59,383,000	58,058,759
Caesars Entertainment, Inc.†	8.125%	7/1/2027	75,775,000	74,542,520
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	11,198,000	10,988,149
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%	5/1/2025	15,643,000	15,364,711
International Game Technology plc†	6.50%	2/15/2025	18,963,000	18,844,576
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	18,301,000	17,738,427
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%	11/15/2027	20,807,000	22,399,784

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Scientific Games International, Inc.†	8.625%	7/1/2025	$31,548,000	$32,510,372
SeaWorld Parks & Entertainment, Inc.†	8.75%	5/1/2025	9,590,000	9,928,716
Total				260,376,014

Food 0.17%
NBM US Holdings, Inc.†	7.00%	5/14/2026	48,370,000	48,411,921
US Foods, Inc.†	6.25%	4/15/2025	43,815,000	44,085,996
Total				92,497,917

Food Service 0.01%
Aramark Services, Inc.†	5.00%	4/1/2025	5,671,000	5,545,671

Forest Products & Paper 0.03%
Suzano Austria GmbH (Brazil)†(d)	5.75%	7/14/2026	18,736,000	19,081,199

Gas 0.46%
Atmos Energy Corp.	0.625%	3/9/2023	32,511,000	31,948,421
Brooklyn Union Gas Co. (The)†	4.632%	8/5/2027	54,747,000	53,705,404
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,702,857
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	107,924,549
National Fuel Gas Co.	7.395%	3/30/2023	3,993,000	3,991,292
ONE Gas, Inc.	0.85%	3/11/2023	10,308,000	10,152,963
ONE Gas, Inc.	1.10%	3/11/2024	38,704,000	37,256,847
Total				254,682,333

Health Care-Services 0.55%
Centene Corp.	4.25%	12/15/2027	52,114,000	49,564,583
HCA, Inc.	5.00%	3/15/2024	28,073,000	28,272,620
HCA, Inc.	5.25%	4/15/2025	193,688,000	195,962,583
HCA, Inc.	5.25%	6/15/2026	18,631,000	18,738,552
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,611,718
Total				301,150,056

Home Builders 0.16%
Lennar Corp.	4.50%	4/30/2024	33,705,000	33,751,592
Lennar Corp.	4.875%	12/15/2023	15,364,000	15,461,867
Toll Brothers Finance Corp.	4.375%	4/15/2023	16,223,000	16,156,375
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	23,936,237
Total				89,306,071

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Housewares 0.19%
Newell Brands, Inc.	4.10%	4/1/2023	$56,481,000	$56,342,621
Newell Brands, Inc.	4.45%	4/1/2026	41,636,000	39,211,536
Newell Brands, Inc.	4.875%	6/1/2025	11,189,000	10,985,416
Total				106,539,573

Insurance 1.11%
Aon Corp.	8.205%	1/1/2027	62,792,000	67,402,503
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	91,345,197
CNO Global Funding†	1.75%	10/7/2026	29,008,000	25,852,816
Corebridge Financial, Inc.†	3.50%	4/4/2025	25,000,000	24,086,883
F&G Global Funding†	0.90%	9/20/2024	31,336,000	28,866,605
F&G Global Funding†	1.75%	6/30/2026	29,365,000	26,220,645
F&G Global Funding†	2.30%	4/11/2027	58,675,000	52,250,029
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	49,979,000	50,368,779
GA Global Funding Trust†	0.80%	9/13/2024	24,170,000	22,251,927
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	56,515,843
Jackson Financial, Inc.	5.17%	6/8/2027	37,759,000	37,302,827
Jackson National Life Global Funding†	1.75%	1/12/2025	30,601,000	28,627,836
Kemper Corp.	4.35%	2/15/2025	25,199,000	24,991,625
Metropolitan Life Global Funding I†	4.05%	8/25/2025	38,950,000	38,734,096
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,600,338
Pricoa Global Funding I†	4.20%	8/28/2025	16,334,000	16,279,421
Total				612,697,370

Internet 0.82%
Baidu, Inc. (China)(d)	3.875%	9/29/2023	78,601,000	78,349,237
Netflix, Inc.†	3.625%	6/15/2025	57,545,000	55,319,735
Netflix, Inc.	4.375%	11/15/2026	159,741,000	155,158,031
Netflix, Inc.	5.875%	2/15/2025	83,995,000	86,035,239
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	68,380,000	59,229,734
VeriSign, Inc.	4.75%	7/15/2027	4,690,000	4,619,189
VeriSign, Inc.	5.25%	4/1/2025	10,000,000	10,161,260
Total				448,872,425

Iron-Steel 0.08%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026	13,849,000	12,790,382
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	8,956,000	9,037,858
POSCO (South Korea)†(d)	2.375%	11/12/2022	21,907,000	21,848,795
Total				43,677,035

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.02%
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	$9,681,000	$9,701,911

Lodging 0.30%
Hyatt Hotels Corp.	1.30%	10/1/2023	90,856,000	88,125,363
Hyatt Hotels Corp.	1.80%	10/1/2024	39,327,000	37,400,344
MGM Resorts International	6.75%	5/1/2025	15,055,000	15,065,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	8,311,000	8,179,935
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	15,580,529	14,938,689
Total				163,709,644

Machinery-Diversified 0.26%
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	48,535,000	48,653,582
Granite US Holdings Corp.†	11.00%	10/1/2027	16,193,000	15,781,455
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	25,687,000	25,590,666
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	52,901,000	52,755,281
Total				142,780,984

Media 0.20%
AMC Networks, Inc.	5.00%	4/1/2024	10,770,000	10,515,936
FactSet Research Systems, Inc.	2.90%	3/1/2027	30,768,000	28,939,030
Univision Communications, Inc.†	5.125%	2/15/2025	74,762,000	72,309,806
Total				111,764,772

Mining 1.60%
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	89,441,000	85,853,074
Alcoa Nederland Holding BV (Netherlands)†(d)	6.125%	5/15/2028	12,615,000	12,279,946
Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024	113,828,000	111,649,490
Anglo American Capital plc (United Kingdom)†(d)	4.875%	5/14/2025	50,235,000	49,873,706
First Quantum Minerals Ltd. (Canada)†(d)	7.50%	4/1/2025	54,978,000	54,178,138
Freeport Indonesia PT (Indonesia)†(d)	4.763%	4/14/2027	31,203,000	30,454,128
Freeport-McMoRan, Inc.	3.875%	3/15/2023	26,839,000	26,809,611
Freeport-McMoRan, Inc.	4.55%	11/14/2024	50,600,000	50,821,347
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	76,066,000	76,154,997
Glencore Funding LLC†	1.625%	4/27/2026	28,258,000	25,068,610
Glencore Funding LLC†	4.00%	3/27/2027	50,850,000	48,886,174
Glencore Funding LLC†	4.125%	5/30/2023	87,965,000	87,877,035
Glencore Funding LLC†	4.125%	3/12/2024	83,462,000	82,915,879
Glencore Funding LLC†	4.625%	4/29/2024	93,206,000	93,405,936
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	43,332,000	44,123,745
Total				880,351,816

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.11%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	$24,412,000	$23,165,035
Parker-Hannifin Corp.	3.65%	6/15/2024	36,659,000	36,336,651
Total				59,501,686

Oil & Gas 3.06%
Aker BP ASA (Norway)†(d)	2.00%	7/15/2026	96,528,000	86,181,559
Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	63,981,000	65,695,624
Continental Resources, Inc.†	2.268%	11/15/2026	67,465,000	59,607,014
Continental Resources, Inc.	3.80%	6/1/2024	153,490,000	151,600,538
Continental Resources, Inc.	4.375%	1/15/2028	33,720,000	31,805,378
Continental Resources, Inc.	4.50%	4/15/2023	41,599,000	41,629,575
Coterra Energy, Inc.†	4.375%	6/1/2024	93,364,000	92,851,337
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	120,328,000	118,697,556
Devon Energy Corp.	5.25%	9/15/2024	75,558,000	76,756,836
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	80,044,963
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	28,204,502
Devon Energy Corp.	8.25%	8/1/2023	26,781,000	27,522,307
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	37,885,000	37,437,957
Eni SpA (Italy)†(d)	4.00%	9/12/2023	29,551,000	29,460,386
EQT Corp.†	3.125%	5/15/2026	53,518,000	50,432,068
EQT Corp.	3.90%	10/1/2027	44,000,000	41,709,140
EQT Corp.	6.125%	2/1/2025	103,028,000	106,021,479
Equinor ASA (Norway)†(d)	7.875%	12/9/2022	7,000,000	7,068,372
Hess Corp.	3.50%	7/15/2024	9,413,000	9,275,995
Laredo Petroleum, Inc.	9.50%	1/15/2025	70,911,000	71,250,664
Matador Resources Co.	5.875%	9/15/2026	111,577,000	109,349,923
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	31,150,000	623
Ovintiv Exploration, Inc.	5.375%	1/1/2026	56,331,000	57,326,309
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	24,782,078
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	9,732,000	9,411,989
PDC Energy, Inc.	5.75%	5/15/2026	42,783,000	41,020,127
PDC Energy, Inc.	6.125%	9/15/2024	16,511,000	16,399,482
Petroleos Mexicanos (Mexico)(d)	6.875%	8/4/2026	91,230,000	85,478,909
Range Resources Corp.	5.00%	3/15/2023	5,000,000	5,000,175
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	23,854,000	26,345,630
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%	8/15/2025	56,251,000	48,893,369
Viper Energy Partners LP†	5.375%	11/1/2027	48,216,000	46,238,662
Total				1,683,500,526

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	$28,225,000	$26,371,301

Pharmaceuticals 0.73%
Bayer US Finance II LLC†	2.839% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	125,880,000	125,829,381
Bayer US Finance II LLC†	3.875%		12/15/2023	138,894,000	137,867,526
Bayer US Finance II LLC†	4.25%		12/15/2025	94,758,000	93,253,570
Cigna Corp.	3.402% (3 Mo. LIBOR + .89%)	#	7/15/2023	43,170,000	43,254,264
Total					400,204,741

Pipelines 1.90%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	176,876,000	180,541,746
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	159,730,000	164,277,823
Energy Transfer LP	4.25%		3/15/2023	65,435,000	65,467,998
Energy Transfer LP	5.875%		1/15/2024	87,329,000	88,528,741
Kinder Morgan, Inc.	3.792% (3 Mo. LIBOR + 1.28%)	#	1/15/2023	11,775,000	11,798,196
MPLX LP	4.00%		2/15/2025	14,400,000	14,219,011
NOVA Gas Transmission Ltd. (Canada)(d)	7.875%		4/1/2023	11,089,000	11,342,418
ONEOK Partners LP	4.90%		3/15/2025	12,738,000	12,740,275
ONEOK Partners LP	5.00%		9/15/2023	7,656,000	7,697,516
ONEOK, Inc.	7.50%		9/1/2023	28,775,000	29,512,405
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	50,709,000	50,183,974
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	126,720,000	127,452,953
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	134,798,000	136,803,759
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	85,876,000	88,457,433
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,598,000	15,566,904
Western Midstream Operating LP	3.555% (3 Mo. LIBOR + 1.10%)	#	1/13/2023	38,884,000	38,736,001
Total					1,043,327,153

REITS 1.22%
American Tower Corp.	1.60%		4/15/2026	9,453,000	8,483,375
American Tower Corp.	3.65%		3/15/2027	49,880,000	47,501,154
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,260,000	38,348,645
EPR Properties	4.50%		4/1/2025	7,208,000	6,960,452
EPR Properties	4.50%		6/1/2027	54,601,000	49,617,313
EPR Properties	4.75%		12/15/2026	27,438,000	25,859,491

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	$25,105,000	$24,829,347
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	11,000,000	10,823,477
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	9,512,000	8,269,543
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	39,668,000	38,493,860
Kilroy Realty LP	4.375%		10/1/2025	10,037,000	9,914,697
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	33,853,000	32,968,760
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	33,996,000	34,356,358
SL Green Operating Partnership LP	3.25%		10/15/2022	40,027,000	39,949,806
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	77,732,000	73,318,529
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	40,353,000	36,542,459
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	11,459,000	11,107,826
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	52,255,000	52,405,756
Vornado Realty LP	2.15%		6/1/2026	17,704,000	15,595,232
Vornado Realty LP	3.50%		1/15/2025	23,249,000	22,259,697
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	87,757,000	84,184,196
Total					671,789,973

Retail 0.06%
Sally Holdings LLC/Sally Capital, Inc.	5.625%		12/1/2025	13,081,000	12,556,302
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	23,956,000	21,617,635
Total					34,173,937

Savings & Loans 0.14%
Nationwide Building Society (United Kingdom)†(d)	3.585% (SOFR + 1.29%)	#	2/16/2028	40,000,000	38,253,792
Nationwide Building Society (United Kingdom)†(d)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	19,009,000	18,921,210
Nationwide Building Society (United Kingdom)†(d)	4.00%		9/14/2026	19,128,000	18,095,003
Total					75,270,005

Semiconductors 0.69%
Microchip Technology, Inc.	0.972%		2/15/2024	95,426,000	90,893,850
Microchip Technology, Inc.	2.67%		9/1/2023	126,267,000	124,461,651
Microchip Technology, Inc.	4.25%		9/1/2025	54,763,000	54,206,602

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Microchip Technology, Inc.	4.333%	6/1/2023	$64,279,000	$64,386,260
Qorvo, Inc.†	1.75%	12/15/2024	30,312,000	28,334,900
SK Hynix, Inc. (South Korea)†(d)	1.50%	1/19/2026	20,657,000	18,344,264
Total				380,627,527

Shipbuilding 0.05%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	26,743,000	26,179,683

Software 0.28%
Fidelity National Information Services, Inc.	4.50%	7/15/2025	24,339,000	24,384,186
Oracle Corp.	2.50%	4/1/2025	61,618,000	58,513,060
Oracle Corp.	2.65%	7/15/2026	15,402,000	14,210,059
Take-Two Interactive Software, Inc.	3.30%	3/28/2024	35,333,000	34,856,061
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	25,251,000	24,674,262
Total				156,637,628

Telecommunications 0.34%
Altice France SA (France)†(d)	8.125%	2/1/2027	126,139,000	120,196,592
Sprint Corp.	7.875%	9/15/2023	15,050,000	15,525,505
T-Mobile USA, Inc.	2.25%	2/15/2026	57,489,000	52,904,191
Total				188,626,288

Toys/Games/Hobbies 0.07%
Hasbro, Inc.	3.00%	11/19/2024	25,290,000	24,663,939
Mattel, Inc.	3.15%	3/15/2023	12,637,000	12,471,632
Total				37,135,571

Transportation 0.04%
Pelabuhan Indonesia Persero PT (Indonesia)†(d)	4.50%	5/2/2023	20,485,000	20,515,523

Trucking & Leasing 0.02%
Fortress Transportation and Infrastructure Investors LLC†	6.50%	10/1/2025	11,807,000	11,019,827
Total Corporate Bonds (cost $23,781,679,158)				22,704,450,026

FLOATING RATE LOANS(g) 5.34%

Aerospace 0.09%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(d)	7.46% (3 Mo. LIBOR + 4.75%)	4/20/2028	49,387,623	48,749,782

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Airlines 0.15%
American Airlines, Inc. 2017 Incremental Term Loan	4.391% (1 Mo. LIBOR + 2.00%)	12/15/2023	$63,177,479	$62,624,677
American Airlines, Inc. 2018 Term Loan B	4.243% (1 Mo. LIBOR + 1.75%)	6/27/2025	22,262,000	20,706,776
Total				83,331,453

Auto Parts & Equipment 0.25%
Tenneco, Inc. 1st Lien Term Loan A	4.524% (1 Mo. LIBOR + 2.00%)	9/29/2023	9,393,939	9,317,614
Tenneco, Inc. 2018 Term Loan B	5.524% (1 Mo. LIBOR + 3.00%)	10/1/2025	128,786,928	127,727,011
Total				137,044,625

Chemicals 0.34%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	4.00% (3 Mo. LIBOR + 1.75%)	6/1/2024	88,483,326	88,188,234
Nutrition &Biosciences, Inc. 3 Year Delayed Draw Term Loan	4.057% (3 Mo. LIBOR + 1.25%)	1/17/2023	36,436,659	36,391,113
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	4.432% (3 Mo. LIBOR + 1.63%)	1/17/2025	64,281,919	64,201,567
Total				188,780,914

Commercial Services 0.08%
Syniverse Holdings, Inc. 2022 Term Loan	9.455% (1 Mo. SOFR + 7.00%)	5/13/2027	46,880,000	41,818,366

Diversified Financial Services 0.25%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	4.118% (1 Mo. LIBOR + 1.75%)	1/15/2025	53,941,455	53,237,250
Cowen Inc Term Loan B	4.635% (3 Mo. LIBOR + 3.25%)	3/24/2028	10,000,000	10,000,000
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(d)	4.00% (3 Mo. LIBOR + 1.75%)	10/6/2023	76,188,315	76,243,932
Total				139,481,182

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Financial 0.18%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)	8/21/2025	$61,814,642	$60,269,276
Trans Union, LLC 2019 Term Loan B5	4.274% (1 Mo. LIBOR + 1.75%)	11/16/2026	40,614,039	39,846,230
Total				100,115,506

Food 0.13%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(d)	5.07% (3 Mo. LIBOR + 2.00%)	5/1/2026	72,996,877	72,922,056

Gaming/Leisure 0.18%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)	12/23/2024	100,645,619	99,553,614

Government 0.05%
Seminole Tribe of Florida 2018 Term Loan B	4.274% (1 Mo. LIBOR + 1.75%)	7/8/2024	27,361,917	27,364,790

Health Care Services 0.07%
Humana Inc. Delayed Draw Term Loan	3.774% (1 Mo. LIBOR + 1.25%)	5/28/2024	39,204,132	38,959,106	(h)

Healthcare 0.18%
Change Healthcare Holdings LLC 2017 Term Loan B	5.024% (1 Mo. LIBOR + 2.50%)	3/1/2024	99,025,169	98,585,002

Information Technology 0.26%
Applied Systems, Inc. 2017 1st Lien Term Loan	5.25% - 6.75% (Prime Rate + 2.00%) (3 Mo. LIBOR + 3.00%)	9/19/2024	67,476,737	67,059,393
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	6.53% (1 Mo. LIBOR + 4.00%)	4/26/2024	26,329,563	25,726,221
Tibco Software Inc. 2020 Term Loan B3	6.28% (1 Mo. LIBOR + 3.75%)	6/30/2026	50,732,047	50,586,193
Total				143,371,807

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 0.47%
Comcast Hulu Holdings, LLC Term Loan A	3.399% (1 Mo. LIBOR + .88%)		3/15/2024	$259,815,091	$258,516,015

Leisure Time 0.10%
Life Time Fitness Inc. 2021 Term Loan B	7.82% (3 Mo. LIBOR + 4.75%)		12/16/2024	36,675,042	36,277,851
Royal Caribbean Cruises Ltd. 2017 Non-Extended Revolver (Liberia)(d)(i)	–	(j)	10/12/2022	18,500,000	18,338,125	(h)
Total					54,615,976

Lodging 0.45%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(d)	4.524% (1 Mo. LIBOR + 2.00%)		11/30/2023	107,466,488	107,253,705
Hilton Worldwide Finance, LLC 2019 Term Loan B2	4.194% (1 Mo. LIBOR + 1.75%)		6/22/2026	97,593,629	95,666,155
Resorts World Las Vegas LLC Term Loan A	4.024% (1 Mo. LIBOR + 1.50%)		4/16/2024	25,375,000	25,057,812
Wynn Resorts, Limited 2019 Term Loan A	4.28% (1 Mo. LIBOR + 1.75%)		9/20/2024	18,667,297	18,387,288
Total					246,364,960

Media 0.79%
Charter Communications Operating, LLC 2019 Term Loan B1	4.28% (1 Mo. LIBOR + 1.75%)		4/30/2025	254,538,713	251,970,418
Nielsen Finance LLC USD Term Loan B4	4.369% (1 Mo. LIBOR + 2.00%)		10/4/2023	166,857,343	166,831,480
Univision Communications Inc. Term Loan C5	5.274% (1 Mo. LIBOR + 2.75%)		3/15/2024	14,611,275	14,586,947
Total					433,388,845

Pipelines 0.16%
Buckeye Partners, L.P. 2021 Term Loan B	4.623% (1 Mo. LIBOR + 2.25%)		11/1/2026	88,648,860	87,429,939

Real Estate Investment Trusts 0.59%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	3.50% (1 Mo. LIBOR + 1.13%)		12/8/2023	71,504,483	71,325,722

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP 2020 Term Loan A	3.358% (1 Mo. LIBOR + .99%)		1/31/2025	$251,281,186	$250,024,780
Total					321,350,502

Telecommunications 0.24%
CenturyLink, Inc. 2020 Term Loan A	4.524% (1 Mo. LIBOR + 2.00%)		1/31/2025	126,108,565	124,591,479
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.178% (1 Mo. LIBOR + 6.75%)		4/10/2026	7,000,000	6,991,250
Total					131,582,729

Transportation 0.33%
XPO Logistics, Inc. 2018 Term Loan B	4.123% (1 Mo. LIBOR + 1.75%)		2/24/2025	183,684,984	180,757,045
Total Floating Rate Loans (cost $2,957,816,958)					2,934,084,214

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.10%

Morocco
Morocco Government International Bond† (cost $56,432,050)	4.25%		12/11/2022	56,058,000	56,022,964

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.294%	#(k)	11/25/2026	516,623,519	3,474,706
Federal Home Loan Mortgage Corp. K722 X1 IO	1.445%	#(k)	3/25/2023	137,348,380	397,349
Government National Mortgage Assoc. 2013-171 IO	0.564%	#(k)	6/16/2054	300,161	34,553	(a)
Government National Mortgage Assoc. 2013-193 IO	0.191%	#(k)	1/16/2055	1,255,645	97,545
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	8,074,024	7,547,248
Government National Mortgage Assoc. 2014-15 IO	0.579%	#(k)	8/16/2054	169,667	45,755
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	2,348,754	2,298,756
Government National Mortgage Assoc. 2014-78 IO	0.002%	#(k)	3/16/2056	9,470,837	48,253
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	2,121,667	2,091,843
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $18,082,099)					16,036,008

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.24%
Federal Home Loan Mortgage Corp.	1.89% (12 Mo. LIBOR + 1.64%)	#	11/1/2043	$482,436	$487,098
Federal Home Loan Mortgage Corp.	2.098% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	2,108,631	2,142,830
Federal Home Loan Mortgage Corp.	2.142% (12 Mo. LIBOR + 1.89%)	#	12/1/2040	314,533	320,562
Federal Home Loan Mortgage Corp.	2.208% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	2,591,795	2,671,174
Federal Home Loan Mortgage Corp.	2.241% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	1,908,138	1,950,042
Federal Home Loan Mortgage Corp.	2.306% (12 Mo. LIBOR + 1.71%)	#	4/1/2037	3,363,046	3,437,845
Federal Home Loan Mortgage Corp.	2.385% (12 Mo. LIBOR + 1.82%)	#	10/1/2038	2,154,438	2,211,727
Federal Home Loan Mortgage Corp.	2.402% (12 Mo. LIBOR + 1.88%)	#	12/1/2040	2,514,686	2,576,708
Federal Home Loan Mortgage Corp.	2.50% (12 Mo. LIBOR + 1.88%)	#	9/1/2035	1,527,374	1,569,871
Federal Home Loan Mortgage Corp.	2.57% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	1,588,860	1,637,026
Federal Home Loan Mortgage Corp.	2.629% (12 Mo. LIBOR + 1.79%)	#	12/1/2036	5,123,811	5,271,666
Federal Home Loan Mortgage Corp.	2.804% (12 Mo. LIBOR + 1.76%)	#	5/1/2037	1,809,813	1,860,247
Federal Home Loan Mortgage Corp.	2.824% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	3,722,493	3,796,382
Federal Home Loan Mortgage Corp.	2.855% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	5,127,416	5,276,548
Federal Home Loan Mortgage Corp.	3.033% (1 Yr. Treasury CMT + 2.50%)	#	12/1/2035	2,398,491	2,482,647
Federal National Mortgage Assoc.	1.738% (12 Mo. LIBOR + 1.46%)	#	12/1/2035	4,936,724	5,025,482
Federal National Mortgage Assoc.	1.847% (12 Mo. LIBOR + 1.51%)	#	2/1/2036	2,296,794	2,344,036
Federal National Mortgage Assoc.	2.084% (12 Mo. LIBOR + 1.80%)	#	1/1/2041	1,825,600	1,868,028
Federal National Mortgage Assoc.	2.139% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	1,089,020	1,115,273
Federal National Mortgage Assoc.	2.166% (12 Mo. LIBOR + 1.53%)	#	3/1/2039	2,307,637	2,352,086
Federal National Mortgage Assoc.	2.346% (1 Yr. Treasury CMT + 2.24%)	#	3/1/2038	276,892	281,872

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.367% (12 Mo. LIBOR + 1.58%)	#	3/1/2038	$2,376,138	$2,431,230
Federal National Mortgage Assoc.	2.373% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	2,998,090	3,082,069
Federal National Mortgage Assoc.	2.406% (12 Mo. LIBOR + 1.84%)	#	7/1/2040	604,164	618,439
Federal National Mortgage Assoc.	2.407% (12 Mo. LIBOR + 1.57%)	#	6/1/2038	742,818	756,959
Federal National Mortgage Assoc.	2.427% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	1,346,911	1,384,681
Federal National Mortgage Assoc.	2.449% (12 Mo. LIBOR + 1.64%)	#	12/1/2036	2,011,295	2,054,867
Federal National Mortgage Assoc.	2.477% (12 Mo. LIBOR + 1.79%)	#	1/1/2041	4,927,396	5,058,280
Federal National Mortgage Assoc.	2.495% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	677,095	699,516
Federal National Mortgage Assoc.	2.514% (12 Mo. LIBOR + 1.62%)	#	1/1/2038	1,125,149	1,151,721
Federal National Mortgage Assoc.	2.577% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	1,872,487	1,924,880
Federal National Mortgage Assoc.	2.588% (12 Mo. LIBOR + 1.61%)	#	4/1/2038	2,440,937	2,499,282
Federal National Mortgage Assoc.	2.608% (12 Mo. LIBOR + 1.80%)	#	11/1/2040	5,470,111	5,633,191
Federal National Mortgage Assoc.	2.617% (12 Mo. LIBOR + 1.76%)	#	11/1/2038	3,024,591	3,104,178
Federal National Mortgage Assoc.	2.626% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	3,284,291	3,352,134
Federal National Mortgage Assoc.	2.659% (12 Mo. LIBOR + 1.82%)	#	1/1/2042	4,808,956	4,961,084
Federal National Mortgage Assoc.	2.685% (12 Mo. LIBOR + 1.90%)	#	12/1/2038	1,437,882	1,483,809
Federal National Mortgage Assoc.	2.718% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	3,897,225	4,008,177
Federal National Mortgage Assoc.	2.724% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	2,481,412	2,547,974
Federal National Mortgage Assoc.	2.738% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	3,063,058	3,151,604
Federal National Mortgage Assoc.	2.74% (1 Yr. Treasury CMT + 2.21%)	#	1/1/2038	1,079,799	1,110,102
Federal National Mortgage Assoc.	2.797% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	2,663,674	2,753,922

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.826% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	$3,743,166	$3,839,966
Federal National Mortgage Assoc.	2.854% (12 Mo. LIBOR + 1.74%)	#	5/1/2042	4,916,681	5,013,160
Federal National Mortgage Assoc.	2.855% (12 Mo. LIBOR + 1.63%)	#	9/1/2038	2,218,169	2,276,689
Federal National Mortgage Assoc.	2.864% (12 Mo. LIBOR + 1.73%)	#	10/1/2036	2,102,876	2,164,494
Federal National Mortgage Assoc.	2.963% (12 Mo. LIBOR + 1.66%)	#	9/1/2036	1,848,860	1,891,079
Federal National Mortgage Assoc.	2.964% (12 Mo. LIBOR + 1.59%)	#	11/1/2036	779,583	791,645
Federal National Mortgage Assoc.	2.986% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	870,755	893,873
Federal National Mortgage Assoc.	3.269% (12 Mo. LIBOR + 1.59%)	#	8/1/2034	4,867,728	4,990,513
Federal National Mortgage Assoc.	3.29% (12 Mo. LIBOR + 1.82%)	#	8/1/2041	1,697,316	1,745,141
Federal National Mortgage Assoc.	3.839% (12 Mo. LIBOR + 1.72%)	#	6/1/2042	1,651,661	1,697,615
Total Government Sponsored Enterprises Pass-Throughs (cost $131,761,161)					129,751,424

MUNICIPAL BONDS 0.08%

Miscellaneous
Louisiana Local Government Environmental Facilities & Community Development Authority A1	3.615%		2/1/2029	23,912,000	23,639,654
State of Illinois	4.95%		6/1/2023	20,088,818	20,186,338
Total Municipal Bonds (cost $44,149,896)					43,825,992

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.33%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38%	#(k)	8/10/2035	214,200,000	1,462,258
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(k)	12/25/2059	6,849,200	6,673,805
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(k)	5/25/2065	12,465,638	11,744,443
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(k)	1/20/2065	48,851,994	41,578,313
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(k)	9/25/2066	84,319,979	72,093,852
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(k)	10/25/2066	60,731,216	54,348,226
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.321% (1 Mo. LIBOR + .93%)	#	12/15/2036	19,170,000	18,760,512
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.891% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	30,936,000	29,904,826

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.821% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	$28,355,000	$27,343,895
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.041% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	9,012,000	8,625,486
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	3.991% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221,000	10,014,174
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.914%	#(k)	7/15/2049	48,697,426	2,352,889
BBCMS Mortgage Trust 2018-TALL A†	3.113% (1 Mo. LIBOR + .72%)	#	3/15/2037	43,808,000	41,829,994
BBCMS Mortgage Trust 2018-TALL E†	4.828% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	36,419,000	30,743,998
BBCMS Mortgage Trust 2019-BWAY A†	3.347% (1 Mo. LIBOR + .96%)	#	11/15/2034	57,710,000	55,423,455
BBCMS Mortgage Trust 2019-BWAY B†	3.701% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	26,023,000	24,598,134
BBCMS Mortgage Trust 2019-BWAY C†	4.001% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	10,000,000	9,263,645
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	13,250,000	12,456,733
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174,000	19,145,513
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	15,635,194	14,800,676
BBCMS Trust 2018-BXH A†	3.391% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	12,518,765	12,161,881
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264,000	37,533,867
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	28,374,521	27,558,302
BB-UBS Trust 2012-TFT B†	3.678%	#(k)	6/5/2030	7,850,000	7,064,936
BB-UBS Trust 2012-TFT C†	3.678%	#(k)	6/5/2030	14,354,000	12,354,214
BDS Ltd. 2021-FL8 A†	3.297% (1 Mo. LIBOR + .92%)	#	1/18/2036	53,091,026	51,936,837
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000,000	4,898,945
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550,000	25,947,231
BFLD 2019-DPLO E†	4.631% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	24,480,000	23,366,375
BHMS 2018-ATLS D†	4.641% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	39,450,000	37,379,459
BHP Trust 2019-BXHP A†	3.366% (1 Mo. LIBOR + .98%)	#	8/15/2036	75,429,108	73,823,585

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHP Trust 2019-BXHP B†	3.714% (1 Mo. LIBOR + 1.32%)	#	8/15/2036	$8,168,300	$7,876,314
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	4,300,762	4,186,837
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(k)	3/10/2033	103,040,000	919,550
BX 2021-MFM1 A†	3.091% (1 Mo. LIBOR + .70%)	#	1/15/2034	11,340,000	11,013,991
BX Commercial Mortgage Trust 2019-IMC A†	3.391% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	3,690,000	3,605,634
BX Commercial Mortgage Trust 2019-XL A†	3.311% (1 Mo. LIBOR + .92%)	#	10/15/2036	129,501,163	128,056,616
BX Commercial Mortgage Trust 2019-XL B†	3.471% (1 Mo. LIBOR + 1.08%)	#	10/15/2036	22,101,700	21,736,038
BX Commercial Mortgage Trust 2019-XL D†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	3,672,000	3,593,886
BX Commercial Mortgage Trust 2019-XL F†	4.391% (1 Mo. LIBOR + 2.00%)	#	10/15/2036	24,271,750	23,538,583
BX Commercial Mortgage Trust 2021-ACNT A†	3.242% (1 Mo. LIBOR + .85%)	#	11/15/2038	81,970,000	79,434,266
BX Commercial Mortgage Trust 2021-ACNT D†	4.242% (1 Mo. LIBOR + 1.85%)	#	11/15/2038	51,690,000	49,292,897
BX Commercial Mortgage Trust 2021-XL2 A†	3.08% (1 Mo. LIBOR + .69%)	#	10/15/2038	117,000,133	112,859,475
BX Trust 2018-BILT A†	3.191% (1 Mo. LIBOR + .80%)	#	5/15/2030	21,628,000	21,100,688
BX Trust 2019-OC11 XA IO†	0.874%	#(k)	12/9/2041	561,200,000	24,755,037
BX Trust 2019-RP B†	3.886% (1 Mo. LIBOR + 1.50%)	#	6/15/2034	17,480,000	17,037,611
BX Trust 2021-ARIA E†	4.636% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	209,735,000	197,307,572
BX Trust 2021-ARIA F†	4.985% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	69,150,000	63,714,762
BX Trust 2021-RISE A†	3.139% (1 Mo. LIBOR + .75%)	#	11/15/2036	165,000,000	158,816,378

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2021-RISE B†	3.641% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	$59,250,000	$56,874,851
BX Trust 2022-LBA6 A†	3.307% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	82,260,000	80,015,116
BX Trust 2022-PSB A†	4.758% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	64,690,000	64,628,493
BXHPP Trust 2021-FILM A†	3.041% (1 Mo. LIBOR + .65%)	#	8/15/2036	154,270,000	146,349,670
BXHPP Trust 2021-FILM B†	3.291% (1 Mo. LIBOR + .90%)	#	8/15/2036	38,250,000	35,892,519
BXMT Ltd. 2021-FL4 A†	3.049% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	57,000,000	56,408,170
BXP Trust 2017-CQHP A†	3.241% (1 Mo. LIBOR + .85%)	#	11/15/2034	41,359,000	39,866,321
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(k)	5/15/2052	5,498,000	5,277,272
CF Trust 2019-BOSS A1	5.641%		12/15/2024	63,488,000	57,760,754
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.77%	#(k)	5/10/2058	59,497,946	2,638,210
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.235%	#(k)	11/10/2049	146,927,397	5,174,107
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.808%	#(k)	12/10/2054	136,980,644	3,236,839
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907,000	9,809,182
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.192%	#(k)	9/10/2045	196,342,817	1,963
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.257%	#(k)	4/10/2046	326,236,773	1,332,025
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	3,995,041	3,955,583
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.302%	#(k)	5/10/2047	158,447,137	2,352,480
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.303%	#(k)	7/10/2047	120,131,000	443,656
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	4,051,690	3,982,823
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.47%	#(k)	2/10/2048	99,299,445	2,436,997
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.458%	#(k)	6/10/2048	225,747,784	1,847,407

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.87%	#(k)	11/10/2048	$151,854,332	$2,797,430
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	16,900,000	16,403,530
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.373%	#(k)	2/10/2049	92,493,355	2,936,461
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	46,275,000	44,407,008
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.842%	#(k)	4/10/2049	55,277,947	2,551,835
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605,000	5,565,097
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(k)	8/25/2066	10,455,004	8,954,876
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.985%	#(k)	7/10/2046	11,774,777	11,537,880
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449,000	7,431,309
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.745%	#(k)	10/15/2045	113,327,686	567
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,027,888	21,939,387
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	821,580	818,370
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	15,458,812	15,325,577
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850,000	4,834,727
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.295%	#(k)	3/10/2046	120,922,680	345,924
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.391%	#(k)	6/10/2046	333,791,367	347,677
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	12,536,856	12,371,461
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	3,047,584	3,012,186
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389%	#(k)	3/10/2031	265,903,000	197,273
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751,000	7,661,322
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	11,256,012	10,970,428

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	$10,150,000	$9,988,848
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.091%	#(k)	8/10/2047	69,059,687	955,696
Commercial Mortgage Pass-Through Certificates 2014-CR21 A3	3.528%		12/10/2047	4,568,209	4,465,831
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.995%	#(k)	12/10/2047	100,279,256	1,574,114
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.817%	#(k)	10/10/2047	83,289,281	914,783
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A3	3.546%		6/10/2047	5,797,822	5,706,111
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342,000	13,154,941
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	25,610,000	25,198,475
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.004%	#(k)	9/10/2047	188,357,222	2,443,464
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942,045	16,587,726
Commercial Mortgage Pass-Through Certificates 2015-DC1 A5	3.35%		2/10/2048	33,734,000	32,783,679
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	17,723,000	17,347,754
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	45,504,000	44,678,298
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.551%	#(k)	7/10/2050	127,467,478	1,135,111
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.503%	#(k)	8/10/2049	99,814,554	3,960,003
Connecticut Avenue Securities Trust 2021-R03 1M2†	3.833% (1 Mo. SOFR + 1.65%)	#	12/25/2041	44,430,000	41,822,377
Connecticut Avenue Securities Trust 2022-R04 1M1†	4.183% (1 Mo. SOFR + 2.00%)	#	3/25/2042	24,832,302	24,818,323
Connecticut Avenue Securities Trust 2022-R05 2M1†	4.083% (1 Mo. SOFR + 1.90%)	#	4/25/2042	52,568,172	52,638,645
Connecticut Avenue Securities Trust 2022-R08 1M1†	4.758% (1 Mo. SOFR + 2.55%)	#	7/25/2042	40,761,482	41,310,404

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.371% (1 Mo. LIBOR + .98%)	#	5/15/2036	$55,734,000	$55,136,821
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	7,768,410	7,646,969
Credit Suisse Mortgage Capital Certificates Trust 2014-USA A1†	3.304%		9/15/2037	8,931,112	8,378,316
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.686%	#(k)	9/15/2037	113,021,624	1,488,359
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.341% (1 Mo. LIBOR + .95%)	#	12/15/2030	18,561,000	18,471,068
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(k)	2/25/2050	20,651,675	19,581,805
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	15,935,172	15,088,750
Credit Suisse Mortgage Capital Certificates Trust 2021-4SZN A†	6.275% (1 Mo. Term SOFR + 3.97%)	#	11/15/2023	135,000,000	134,782,191
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	3.792% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	40,940,000	39,476,436
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(k)	3/25/2056	22,223,458	18,832,010
Credit Suisse Mortgage Capital Certificates Trust 2021-BPNY A†	6.106% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	64,750,000	63,342,555
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE B†	4.349% (1 Mo. LIBOR + 1.96%)	#	12/15/2036	23,751,000	22,854,454
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE C†	5.099% (1 Mo. LIBOR + 2.71%)	#	12/15/2036	11,386,000	10,963,397
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE D†	5.949% (1 Mo. LIBOR + 3.56%)	#	12/15/2036	11,443,000	11,026,281
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A11†	2.314% (1 Mo. SOFR + .80%)	#	7/25/2056	13,577,220	12,803,437
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A15†	2.50%	#(k)	7/25/2056	15,893,818	13,383,247

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(k)	5/25/2065	$15,894,301	$15,111,488
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(k)	4/25/2066	28,578,405	25,240,962
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(k)	5/25/2066	13,335,768	10,994,898
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(k)	7/25/2066	40,025,242	33,549,174
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(k)	10/25/2066	43,660,974	38,113,948
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3†	2.064%	#(k)	10/25/2066	17,615,205	14,853,757
Credit Suisse Mortgage Capital Certificates Trust 2021-SRDC A†	6.537% (1 Mo. LIBOR + 4.14%)	#	11/15/2023	25,000,000	24,909,640
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(k)	11/25/2066	66,408,936	59,445,959
CS Master Trust 2021-AHP A†	6.319% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	83,500,000	78,794,165	(a)
CS Master Trust 2021-BLUF A†	6.547% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	47,600,000	47,355,955	(a)
CS Master Trust 2021-MV A†	6.291% (1 Mo. LIBOR + 3.90%)	#	8/15/2023	62,700,000	62,572,562
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	2.028%	#(k)	1/15/2049	131,996,041	6,874,301
CSAIL Commercial Mortgage Trust 2016-C7 A5	3.502%		11/15/2049	26,777,993	25,727,064
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.085%	#(k)	11/15/2049	205,773,253	5,838,137
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	11,741,566	11,791,733
DBGS Mortgage Trust 2018-5BP A†	3.186% (1 Mo. LIBOR + .80%)	#	6/15/2033	16,500,000	15,985,170
DBGS Mortgage Trust 2018-BIOD A†	3.172% (1 Mo. LIBOR + .80%)	#	5/15/2035	24,555,545	24,271,172
DBGS Mortgage Trust 2021-W52 A†	3.787% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	86,290,000	83,426,760
DBJPM Mortgage Trust 2016-C3 XA IO	1.583%	#(k)	8/10/2049	186,112,459	8,138,363
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(k)	5/10/2044	9,200,000	6,467,922	(a)
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	9,496,073	8,939,077
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(k)	6/10/2034	18,764,619	159,499

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2018-GLKS A†	3.396% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	$24,067,215	$23,552,542
DCP Rights, LLC A	4.168%		1/15/2024	186,000,000	186,312,480
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(k)	8/25/2066	77,269,874	69,353,490
Eleven Madison Mortgage Trust 2015-11MD A†	3.673%	#(k)	9/10/2035	26,534,000	25,317,297
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(k)	10/25/2065	10,470,476	9,931,846
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(k)	2/25/2066	6,354,540	5,736,023
Ellington Financial Mortgage Trust 2021-3 A1†	1.241%	#(k)	9/25/2066	27,078,823	23,281,724
ELP Commercial Mortgage Trust 2021-ELP D†	3.911% (1 Mo. LIBOR + 1.52%)	#	11/15/2038	46,730,000	44,683,787
EQUS Mortgage Trust 2021-EQAZ B†	3.491% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	26,031,000	25,138,332
EQUS Mortgage Trust 2021-EQAZ C†	3.741% (1 Mo. LIBOR + 1.35%)	#	10/15/2038	4,450,000	4,276,472
EQUS Mortgage Trust 2021-EQAZ D†	4.041% (1 Mo. LIBOR + 1.65%)	#	10/15/2038	36,402,000	34,498,638
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	3.083% (1 Mo. SOFR + .90%)	#	11/25/2041	31,229,530	30,923,781
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	4.183% (1 Mo. SOFR + 2.00%)	#	11/25/2041	18,765,000	17,717,168
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	53,308,590	50,778,969
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564,190	15,735,984
Fontainebleau Miami Beach Trust 2019-FBLU XA IO†	0.774%	#(k)	12/10/2036	367,400,000	5,075,631
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	3.683% (1 Mo. SOFR + 1.50%)	#	10/25/2041	27,070,000	25,617,944
Freddie Mac STACR REMIC Trust 2021-DNA7 M1†	3.033% (1 Mo. SOFR + .85%)	#	11/25/2041	41,670,000	41,267,584
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	3.983% (1 Mo. SOFR + 1.80%)	#	11/25/2041	46,980,000	44,236,960
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	3.033% (1 Mo. SOFR + .85%)	#	9/25/2041	70,885,818	68,908,706

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	$181,950,000	$176,892,645
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	3.183% (1 Mo. SOFR + 1.00%)	#	1/25/2042	49,297,197	48,235,188
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A†	4.183% (1 Mo. SOFR + 2.00%)	#	4/25/2042	33,001,193	33,187,319
Freddie Mac STACR REMIC Trust 2022-DNA4 M1A†	4.383% (1 Mo. SOFR + 2.20%)	#	5/25/2042	31,526,851	31,640,515
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	4,140,991	4,003,179
Great Wolf Trust 2019-WOLF B†	3.725% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	38,043,000	36,862,769
Great Wolf Trust 2019-WOLF C†	4.024% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	66,195,939	63,827,349
Great Wolf Trust 2019-WOLF D†	4.324% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	11,248,000	10,764,414
Great Wolf Trust 2019-WOLF E†	5.123% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	13,667,000	13,017,398
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225,000	8,943,199
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122,000	43,080,499
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.573%	#(k)	12/10/2030	14,494,000	14,478,113
GS Mortgage Securities Corp. II 2021-ARDN A†	3.641% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	119,190,000	116,929,478
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,390,714	40,430,143
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,044,000	29,456,876
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	12,601,000	12,573,343
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.341% (1 Mo. LIBOR + .95%)	#	7/15/2035	47,601,011	45,561,388
GS Mortgage Securities Corp. Trust 2019-70P A†	3.391% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	80,163,670	78,156,251

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2019-70P B†	3.711% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	$31,297,668	$30,248,670
GS Mortgage Securities Corp. Trust 2019-SMP A†	3.541% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	22,000,000	21,717,113
GS Mortgage Securities Corp. Trust 2021-RNT2 A†	5.491% (1 Mo. LIBOR + 3.10%)	#	11/21/2023	83,880,910	83,736,719	(a)
GS Mortgage Securities Corp. Trust 2021-ROSS A†	3.542% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	47,760,000	45,899,457
GS Mortgage Securities Corp. Trust 2021-ROSS G†	7.042% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	15,000,000	13,969,053
GS Mortgage Securities Corp. Trust 2021-ROSS H†	8.292% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	19,706,000	18,370,501
GS Mortgage Securities Trust 2011-GC5 B†	5.302%	#(k)	8/10/2044	39,534,760	37,658,179
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.92%	#(k)	11/10/2045	31,486,344	315
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.383%	#(k)	11/10/2045	89,302,629	893
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(k)	6/10/2046	5,809,261	5,729,700
GS Mortgage Securities Trust 2013-GC12 XA IO	1.517%	#(k)	6/10/2046	388,572,128	1,582,343
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	10,000,000	9,971,937
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,252,225	13,136,623
GS Mortgage Securities Trust 2014-GC26 XA IO	1.088%	#(k)	11/10/2047	74,030,325	1,230,095
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577,000	35,470,655
GS Mortgage Securities Trust 2015-GS1 XA IO	0.906%	#(k)	11/10/2048	90,272,126	1,857,403
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	28,917,000	27,446,169
GS Mortgage Securities Trust 2016-GS2 XA IO	1.894%	#(k)	5/10/2049	163,295,970	8,090,417
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,180,000	14,588,906
Hawaii Hotel Trust 2019-MAUI B†	3.841% (1 Mo. LIBOR + 1.45%)	#	5/15/2038	35,079,000	34,181,802
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687,000	32,521,430
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685,000	20,674,262
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116,000	15,200,150
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309,000	19,656,163	(a)
HONO Mortgage Trust 2021-LULU A†	3.541% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	54,660,000	52,925,332

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	$54,825,000	$51,625,364
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474%	#(k)	8/5/2034	150,785,000	5,206,606
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	61,926,000	55,850,112
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000,000	4,237,380
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(k)	8/5/2034	5,000,000	3,275,044
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(k)	8/5/2034	171,661,000	188,827
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380,000	1,338,094
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	5,591,462	5,549,265
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(k)	5/15/2048	40,462,264	39,902,748
Irvine Core Office Trust 2013-IRV XA IO†	1.211%	#(k)	5/15/2048	11,393,884	37,713
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP A†	2.904% (1 Mo. Term SOFR + .60%)	#	4/15/2037	44,500,000	42,359,808
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA IO	0.579%	#(k)	7/15/2048	110,003,583	1,171,285
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750,000	13,887,199
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG A†	3.491% (1 Mo. LIBOR + 1.10%)	#	5/15/2034	23,269,000	22,987,096
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG B†	3.791% (1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000,000	11,013,970
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG C†	4.101% (1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900,000	7,885,069
JPMorgan Chase Commercial Mortgage Securities Trust	4.141%		9/15/2029	51,155,287	51,197,761	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	5.041%		9/15/2029	15,299,000	15,320,477	(a)
JPMorgan Chase Commercial Mortgage Securities Trust A	7.741%		9/15/2029	8,338,000	8,336,869	(a)
JPMorgan Chase Commercial Mortgage Securities Trust A1X	5.741%		9/15/2029	11,384,000	11,398,922	(a)
JPMorgan Chase Commercial Mortgage Securities Trust A1X	6.741%		9/15/2029	14,048,000	14,065,037	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	68,160,920	55,210,345
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.038%	#(k)	12/15/2047	163,957,006	265,692

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.527%	#(k)	7/15/2045	$120,164,773	$209,952
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.355%	#(k)	4/15/2046	87,325,562	349,058
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.007%	#(k)	11/15/2047	90,307,231	1,148,256
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.966%	#(k)	11/15/2047	148,496,134	2,101,280
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.087%	#(k)	1/15/2048	135,628,960	2,223,759
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798,100	92,545,927
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772,000	5,888,862
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#(k)	6/10/2027	14,352,000	2,561,832
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(k)	6/10/2027	25,795,381	1,829,873
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(k)	6/10/2027	102,274,000	26,591
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(k)	6/10/2027	45,476,000	3,638
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.717%	#(k)	5/15/2048	51,609,809	641,061
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.723%	#(k)	12/15/2049	140,919,050	2,549,987
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.949%	#(k)	9/6/2038	10,000,000	9,145,752
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000,000	9,731,270
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.136%	#(k)	9/15/2050	264,683,872	9,303,479
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681,000	27,512,583
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.661% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	13,730,000	13,226,422
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.991% (1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,053,000	9,549,998
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.341% (1 Mo. LIBOR + 1.95%)	#	11/15/2035	8,746,000	8,160,324

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.841% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	$25,048,000	$23,835,865
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.541% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	14,359,000	13,654,687
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.941% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	10,408,000	9,872,898
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.576% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	31,272,513	31,107,072
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017,000	100,753,672
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.276% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	9,118,000	9,005,607
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569,000	31,028,861
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.295%	#(k)	7/5/2033	155,900,000	1,052,325
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965,000	32,131,338
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737,000	13,206,889
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	12,800,000	12,269,696
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,460,000	6,379,379
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320,000	129,354,280
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970,000	28,151,052
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.817%	#(k)	1/10/2037	10,000,000	9,297,017
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 A†	3.691% (1 Mo. LIBOR + 1.30%)	#	3/15/2036	35,000,000	34,438,387
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT A†	3.692% (1 Mo. LIBOR + 1.30%)	#	8/15/2033	50,480,000	49,772,270

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT B†	4.842% (1 Mo. LIBOR + 2.45%)	#	8/15/2033	$41,740,000	$41,792,175
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT C†	6.342% (1 Mo. LIBOR + 3.95%)	#	8/15/2033	37,430,000	37,499,807
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	6,672,632	6,471,719
Key Commercial Mortgage Securities Trust 2019-S2 X IO†	1.64%	#(k)	6/15/2052	117,515,256	7,624,977
KIND Trust 2021-KIND A†	3.341% (1 Mo. LIBOR + .95%)	#	8/15/2038	82,336,658	79,207,741
KIND Trust 2021-KIND E†	5.641% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	64,072,890	59,942,220
KKR Industrial Portfolio Trust 2021-KDIP A†	2.941% (1 Mo. LIBOR + .55%)	#	12/15/2037	15,437,439	14,934,455
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	5,830,286	5,564,650
Life 2021-BMR Mortgage Trust 2021-BMR A†	3.091% (1 Mo. LIBOR + .70%)	#	3/15/2038	56,029,299	54,313,250
Life Mortgage Trust 2022-BMR2 A1†	3.603% (1 Mo. Term SOFR + 1.295%)	#	5/15/2039	124,820,000	122,700,407
LoanCore Issuer Ltd. 2019-CRE3 AS†	3.761% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	20,416,830	20,439,506
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.854%	#(k)	3/10/2049	62,521,942	1,630,303
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	57,296,561	57,390,814
LUXE Trust 2021-TRIP A†	3.441% (1 Mo. LIBOR + 1.05%)	#	10/15/2038	25,000,000	24,231,100
LUXE Trust 2021-TRIP B†	3.791% (1 Mo. LIBOR + 1.40%)	#	10/15/2038	18,750,000	18,131,036
LUXE Trust 2021-TRIP D†	4.641% (1 Mo. LIBOR + 2.25%)	#	10/15/2038	27,000,000	25,772,893
MHC Commercial Mortgage Trust 2021-MHC A†	3.192% (1 Mo. LIBOR + .80%)	#	4/15/2038	29,500,000	28,694,753
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	396	395

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	$15,315,000	$14,681,342
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280,000	5,253,897
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	7,730,591	7,707,867
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.133%	#(k)	5/15/2046	182,091,012	330,586
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.391%	#(k)	5/15/2046	107,177,251	288,307
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA IO	1.103%	#(k)	12/15/2047	101,753,227	1,635,866
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	5,784,540	5,681,969
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	18,050,000	17,347,101
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.678%	#(k)	5/15/2049	111,410,398	4,590,899
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.417%	#(k)	11/15/2049	230,255,832	9,196,349
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	22,947,379	22,071,884
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	6,062,608	5,961,887
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.579%	#(k)	8/15/2049	69,323,667	3,145,014
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.02%	#(k)	8/15/2049	121,222,774	3,816,796
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	2.889% (1 Mo. LIBOR + .50%)	#	9/10/2022	140,940,000	141,080,757
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A2†	2.889% (1 Mo. LIBOR + .50%)	#	9/10/2022	6,770,000	6,776,761
MRA Issuance Trust 2020-13 A†	3.48% (SOFR + 1.20%)	#	10/15/2022	35,000,000	34,133,820	(a)
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	10,344,105	9,918,854
MTK Mortgage Trust 2021-GRNY A†	4.141% (1 Mo. LIBOR + 1.75%)	#	12/15/2038	68,552,500	65,645,188
MTK Mortgage Trust 2021-GRNY B†	5.041% (1 Mo. LIBOR + 2.65%)	#	12/15/2038	22,648,900	21,589,837
MTK Mortgage Trust 2021-GRNY C†	5.791% (1 Mo. LIBOR + 3.40%)	#	12/15/2038	9,458,500	8,971,245
MTN Commercial Mortgage Trust 2022-LPFL A†	3.704% (1 Mo. Term SOFR + 1.40%)	#	3/15/2039	74,814,000	73,094,191

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(k)	11/15/2032	$47,581,000	$47,321,769
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(k)	11/15/2032	17,029,000	16,915,129
New Orleans Hotel Trust 2019-HNLA A†	3.38% (1 Mo. LIBOR + .99%)	#	4/15/2032	34,090,000	32,651,757
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	7,064,791	6,664,643
NYO Commercial Mortgage Trust 2021-1290 A†	3.487% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	78,460,000	75,151,938
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	3,520,000	3,023,232
ONE Mortgage Trust 2021-PARK A†	3.091% (1 Mo. LIBOR + .70%)	#	3/15/2036	3,800,000	3,669,153
One New York Plaza Trust 2020-1NYP A†	3.341% (1 Mo. LIBOR + .95%)	#	1/15/2036	90,000,000	86,875,155
One New York Plaza Trust 2020-1NYP AJ†	3.641% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	59,595,000	57,779,891
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735,000	6,031,193
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040,000	26,226,200
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,071,926	17,887,761
PFP Ltd. 2019-6 AS†	3.837% (1 Mo. LIBOR + 1.45%)	#	4/14/2037	32,351,938	32,372,694
PFP Ltd. 2019-6 B†	4.087% (1 Mo. LIBOR + 1.70%)	#	4/14/2037	36,005,000	35,726,849
PFP Ltd. 2021-7 A†	3.241% (1 Mo. LIBOR + .85%)	#	4/14/2038	3,571,297	3,506,243
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	7,820,787	7,611,198	(a)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896,000	57,061,516
Ready Capital Mortgage Financing LLC 2021-FL6 A†	3.394% (1 Mo. LIBOR + .95%)	#	7/25/2036	81,270,246	78,710,634
Ready Capital Mortgage Financing LLC 2022-FL8 A†	3.858% (1 Mo. SOFR + 1.65%)	#	1/25/2037	84,630,000	82,878,880
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	1,942,371	1,919,958
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	5,235,454	5,095,258
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	20,979,985	20,095,087

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	1/26/2060	$4,713,977	$4,526,171
SFO Commercial Mortgage Trust 2021-555 A†	3.541% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	65,000,000	62,401,144
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%	#(k)	7/5/2036	112,000,000	2,242,240
SLIDE 2018-FUN A†	3.541% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	43,023,158	42,612,395
SLIDE 2018-FUN B†	3.891% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	8,232,211	8,133,984
SLIDE 2018-FUN C†	4.191% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	6,501,810	6,392,748
SMRT 2022-MINI A†	3.308% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	241,640,000	235,251,473
SREIT Trust 2021-MFP A†	3.122% (1 Mo. LIBOR + .73%)	#	11/15/2038	63,000,000	60,808,318
SREIT Trust 2021-MFP D†	3.969% (1 Mo. LIBOR + 1.58%)	#	11/15/2038	39,500,000	37,528,176
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(k)	2/25/2050	1,533,790	1,527,534
Starwood Mortgage Residential Trust 2021-2 A1 IO†	0.943%	#(k)	5/25/2065	9,485,689	8,955,326
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	3,441,362	3,264,514
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	2,068,687	1,940,934
UBS Commercial Mortgage Trust 2017-C6 XA	1.232%	#(k)	12/15/2050	323,246,845	13,533,667
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(k)	6/10/2030	6,900,000	6,244,544
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	1,053,812	1,052,665
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.799%	#(k)	5/10/2063	8,100,293	7,702,198
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	0.807%	#(k)	5/10/2063	15,023,212	150
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	3,218,738	3,215,761
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	22,144,965	22,054,930
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805,246	23,541,151
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	12,000,000	11,711,989
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.995%	#(k)	3/10/2046	253,654,987	122,160

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.222%	#(k)	4/10/2046	$361,609,961	$489,258
VASA Trust 2021-VASA B†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	20,502,000	19,623,081
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	5,997,453	5,856,178
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	14,022,961	13,491,029
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	15,095,134	14,300,770
Verus Securitization Trust 2021-1 A1†	0.815%	#(k)	1/25/2066	25,508,977	22,960,766
Verus Securitization Trust 2021-3 A1†	1.046%	#(k)	6/25/2066	41,030,243	36,529,841
Verus Securitization Trust 2021-5 A1†	1.013%	#(k)	9/25/2066	46,440,251	40,863,065
Verus Securitization Trust 2021-R2 A1†	0.918%	#(k)	2/25/2064	9,112,630	8,411,201
Verus Securitization Trust 2021-R3 A1†	1.02%	#(k)	4/25/2064	28,703,962	27,292,169
VMC Finance LLC 2019-FL3 A†	3.48% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	32,323,701	31,980,262
Waikiki Beach Hotel Trust 2019-WBM A†	3.441% (1 Mo. LIBOR + 1.05%)	#	12/15/2033	49,800,000	48,606,150
Waikiki Beach Hotel Trust 2019-WBM B†	3.621% (1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700,000	30,702,315
Waikiki Beach Hotel Trust 2019-WBM C†	3.871% (1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200,000	21,397,723
Waikiki Beach Hotel Trust 2019-WBM D†	4.421% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	14,900,000	14,256,460
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.841%	#(k)	1/25/2036	1,533,188	1,481,787
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277,000	13,098,736
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.739%	#(k)	6/15/2048	126,900,005	1,760,002
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.806%	#(k)	9/15/2048	144,153,708	2,236,646
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.859%	#(k)	8/15/2049	185,499,790	9,636,677
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500,000	17,931,121
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.256%	#(k)	6/15/2049	125,178,966	6,207,938
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.516% (1 Mo. LIBOR + 1.13%)	#	12/15/2034	16,322,000	16,098,078
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	20,000,000	19,827,622

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	$22,988,000	$22,738,943
WFLD Mortgage Trust 2014-MONT A†	3.88%	#(k)	8/10/2031	7,750,000	7,386,661
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.589%	#(k)	12/15/2045	34,849,088	348
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.749%	#(k)	6/15/2045	1,333,688	1,330,443
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(k)	11/15/2045	9,180,000	9,118,041
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000,000	4,966,910
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,191,000	25,991,498
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.307%	#(k)	5/15/2045	211,784,025	739,995
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	1,985,211	1,973,067
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	17,812,003	17,695,716
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388,286	25,196,378
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	9,160,000	9,046,866
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	13,916,554	13,564,758
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.799%	#(k)	8/15/2047	77,368,500	852,199
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.94%	#(k)	9/15/2057	76,194,170	905,789
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496%	#(k)	9/15/2057	37,769,102	289,821
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,698,797,117)					10,068,654,571

U.S. TREASURY OBLIGATIONS 5.27%
U.S. Treasury Note	3.00%		6/30/2024	1,130,839,000	1,121,142,938
U.S. Treasury Note	3.00%		7/31/2024	154,712,000	153,370,356
U.S. Treasury Note	3.125%		8/15/2025	527,788,000	522,510,120
U.S. Treasury Note	3.25%		8/31/2024	1,103,071,000	1,098,417,419
Total U.S. Treasury Obligations (cost $2,911,118,871)					2,895,440,833
Total Long-Term Investments (cost $55,334,100,743)					53,181,697,527

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.80%

COMMERCIAL PAPER 0.45%

Building Materials 0.02%
Fortune Brands Home & Security, Inc.	3.094%	9/7/2022	$10,550,000	$10,544,637

Chemicals 0.09%
FMC Corp.	2.89%	9/1/2022	49,550,000	49,550,000

Housewares 0.09%
Newell Brands, Inc.	3.40%	9/6/2022	48,000,000	47,977,666

Oil & Gas 0.16%
Energy Transfer LP	2.991%	9/1/2022	72,360,000	72,360,000
Energy Transfer LP	3.143%	9/1/2022	15,000,000	15,000,000
Total				87,360,000

Pipelines 0.09%
Targa Resources Corp.	2.991%	9/1/2022	24,550,000	24,550,000
Targa Resources Corp.	3.095%	9/7/2022	25,000,000	24,987,292
Total				49,537,292
Total Commercial Paper (cost $244,969,595)				244,969,595

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.27%
Federal Home Loan Bank Discount Notes (cost $148,338,009)	Zero Coupon	9/23/2022	148,505,000	148,301,434

U.S. TREASURY OBLIGATIONS 1.00%
U.S. Treasury Bill	Zero Coupon	10/27/2022	320,654,000	319,387,061
U.S. Treasury Bill	Zero Coupon	2/16/2023	234,401,000	230,910,638
Total U.S. Treasury Obligations (cost $550,491,088)				550,297,699

REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $47,737,400 of U.S. Treasury Note at 2.875% due 5/15/2028; value: $47,064,231; proceeds: $46,142,452 (cost $46,141,363)			46,141,363	46,141,363
Total Short-Term Investments (cost $989,940,055)				989,710,091
Total Investments in Securities 98.62% (cost $56,324,040,798)				54,171,407,618
Less Unfunded Loan Commitments (0.00%) (cost $2,146,181)				(2,148,891)

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Fair
Investments	Value
REPURCHASE AGREEMENTS (continued)
Net Investments in Securities 98.62% (cost $56,321,894,617)	$54,169,258,727
Other Assets and Liabilities – Net(l) 1.38%	761,315,934
Net Assets 100.00%	$54,930,574,661

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $28,432,365,089, which represents 51.76% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2022.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Security partially/fully unfunded.
(j)	Interest rate to be determined.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%		11/17/2059	16,000,000	$(1,360,710)	$(1,135,449)	$(2,496,159)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%		11/17/2059	25,000,000	(121,637)	(948,651)	(1,070,288)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%		11/17/2059	25,000,000	(69,888)	(1,000,401)	(1,070,288)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%		11/17/2059	25,000,000	(118,166)	(952,122)	(1,070,288)
Markit CMBX.NA.A.6	Morgan Stanley	2.000%		5/11/2063	5,675,854	(3,879)	(614,928)	(618,807)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	19,715,678	(191,088)	(103,841)	(294,930)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	4,928,919	(77,991)	4,258	(73,732)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	2,464,460	(28,429)	(8,437)	(36,866)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	4,928,919	(91,543)	17,811	(73,732)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	2,464,460	(37,434)	568	(36,866)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	4,928,920	(55,312)	(18,420)	(73,732)
Markit CMBX.NA.AA.6	Citibank	1.500%		5/11/2063	4,928,920	(56,859)	(16,873)	(73,732)
Markit CMBX.NA.AA.6	Goldman Sachs	1.500%		5/11/2063	13,800,975	(421,524)	215,073	(206,451)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%		5/11/2063	14,786,759	(125,410)	(95,787)	(221,197)
Markit CMBX.NA.AA.7	Citibank	1.500%		1/17/2047	35,000,000	(535,379)	20,045	(515,334)
Markit CMBX.NA.AA.7	Citibank	1.500%		1/17/2047	25,000,000	(441,013)	72,918	(368,096)
Markit CMBX.NA.AA.7	Citibank	1.500%		1/17/2047	20,000,000	(311,682)	17,206	(294,477)
Markit CMBX.NA.AA.8	Citibank	1.500%		10/17/2057	75,000,000	231,792	(290,062)	(58,271)
Markit CMBX.NA.AA.8	Morgan Stanley	1.500%		10/17/2057	25,000,000	(67,534)	48,110	(19,424)
Markit CMBX.NA.AA.9	Morgan Stanley	1.500%		9/17/2058	10,000,000	47,314	(116,615)	(69,300)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%		8/17/2061	20,000,000	(756,380)	(2,005,139)	(2,761,519)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%		8/17/2061	25,000,000	(1,970,743)	(1,481,156)	(3,451,898)
						$(6,563,495)	$(8,391,892)	$(14,955,387)

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $395,989. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,787,881.
(4)	Includes upfront payments (received) paid.

Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	10/20/2022	34,230,000	$26,584,240	$26,055,084	$529,156

Futures Contracts at August 31, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	December 2022	89,800	Long	$18,738,303,476	$18,707,865,715	$(30,437,761)
U.S. 5-Year Treasury Note	December 2022	23,408	Long	2,605,583,057	2,594,081,887	(11,501,170)
Total Unrealized Depreciation on Futures Contracts						$(41,938,931)

Reverse Repurchase Agreement Payable as of August 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$861,000	$984,000 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $829,020 fair value	(10.00%)	07/25/2022	On Demand	$856,217
Barclays Bank plc	1,263,173	$1,505,000 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $1,267,963 fair value	(10.00%)	08/31/2022	On Demand	1,262,998
Total						$2,119,215

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $4,783 and $175 respectively.

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$4,391,906,099	$55,482,066	$4,447,388,165
Credit Card	–	1,092,109,215	73,690,310	1,165,799,525
Other	–	8,074,308,973	56,770,373	8,131,079,346
Remaining Industries	–	523,014,777	–	523,014,777
Common Stocks	131,541	–	–	131,541
Convertible Bonds	–	66,018,141	–	66,018,141
Corporate Bonds	–	22,704,450,026	–	22,704,450,026
Floating Rate Loans
Health Care Services	–	–	38,959,106	38,959,106
Leisure Time	–	36,277,851	18,338,125	54,615,976
Remaining Industries	–	2,840,509,132	–	2,840,509,132
Less Unfunded Commitments	–	–	(2,148,891)	(2,148,891)
Foreign Government Obligations	–	56,022,964	–	56,022,964
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	16,001,455	34,553	16,036,008
Government Sponsored Enterprises
Pass-Throughs	–	129,751,424	–	129,751,424
Municipal Bonds	–	43,825,992	–	43,825,992
Non-Agency Commercial
Mortgage-Backed Securities	–	9,690,579,563	378,075,008	10,068,654,571
U.S. Treasury Obligations	–	2,895,440,833	–	2,895,440,833
Short-Term Investments
Commercial Paper	–	244,969,595	–	244,969,595
Government Sponsored Enterprises
Securities	–	148,301,434	–	148,301,434
U.S. Treasury Obligations	–	550,297,699	–	550,297,699
Repurchase Agreements	–	46,141,363	–	46,141,363
Total	$131,541	$53,549,926,536	$619,200,650	$54,169,258,727
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(14,955,387)	–	(14,955,387)
Forward Foreign Currency Exchange Contracts
Assets	–	529,156	–	529,156
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(41,938,931)	–	–	(41,938,931)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,119,215)	–	(2,119,215)
Total	$(41,938,931)	$(16,545,446)	$–	$(58,484,377)

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND August 31, 2022

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Government Sponsored Enterprises Pass- Throughs	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$334,256,942	$231,080,330	$–	$7,787,714	$1,270,813,937
Accrued Discounts (Premiums)	(305,766)	39,713	(387,138)	–	(8,120)
Realized Gain (Loss)	–	14,561	–	–	74,649
Change in Unrealized Appreciation (Depreciation)	(7,529,377)	1,517,184	264,318	–	(15,294,581)
Purchases	56,748,614	16,172,519	–	–	–
Sales	(2,049,824)	(193,675,967)	–	–	(898,238,957)
Transfers into Level 3(a)	–	–	157,373	–	113,750,234
Transfers out of Level 3(a)	(195,177,840)	–	–	(7,787,714)	(93,022,154)
Balance as of August 31, 2022	$185,942,749	$55,148,340	$34,553	$–	$378,075,008
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$(7,528,376)	$276,253	$264,318	$–	$(9,037,763)

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 117.96%

ASSET-BACKED SECURITIES 17.80%

Auto Floor Plan 0.05%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$1,636,000	$1,616,914

Automobiles 4.63%
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	331,818	331,518
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760,000	754,072
Avis Budget Rental Car Funding AESOP LLC 2021-2A D†	4.08%	2/20/2028	7,500,000	6,464,925
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%	6/16/2025	32,850,000	32,474,278
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236,000	4,177,976
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077,000	8,820,847
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	58,577	58,588
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585,000	1,586,916
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812,000	795,367
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	3,231,019	3,209,946
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	10,847,000	10,539,634
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	9,800,000	9,678,143
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	2,208,998	2,190,548
Flagship Credit Auto Trust 2022-3 A3†	4.55%	4/15/2027	11,120,000	11,072,234
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	17,920,000	17,775,735
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	13,150,000	11,745,309
Santander Drive Auto Receivables Trust 2022-5 C	4.74%	10/16/2028	11,360,000	11,306,591
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	4,270,000	4,080,830
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	8,700,000	8,471,669
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	3,045,000	2,825,085
Total				148,360,211

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 2.12%
American Express Credit Account Master Trust 2022-3 A	3.75%		8/16/2027	$10,000,000	$9,965,350
Citibank Credit Card Issuance Trust 2017-A6 A6	3.161% (1 Mo. LIBOR + .77%)	#	5/14/2029	9,800,000	9,717,039
Genesis Sales Finance Master Trust 2020-AA A†	1.65%		9/22/2025	15,000,000	14,719,776
Genesis Sales Finance Master Trust 2020-AA D†	4.71%		9/22/2025	2,300,000	2,137,524
Genesis Sales Finance Master Trust 2021-AA B†	1.45%		12/21/2026	8,410,000	7,818,113
Genesis Sales Finance Master Trust 2021-AA D†	2.09%		12/21/2026	4,000,000	3,649,621
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	15,000,000	14,899,155	(a)
Perimeter Master Note Business Trust 2021-1A B†	4.17%		5/15/2024	5,875,000	5,166,310	(a)
Total					68,072,888

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.692%		8/25/2035	58,369	54,952

Other 10.54%
AMMC CLO XIII Ltd. 2013-13A A2LR†	4.483% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	810,000	797,260
Apidos CLO XXVI 2017-26A A2R A2R†	4.24% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	3,300,000	3,212,164
Apidos CLO XXXV 2021-35A A†	3.76% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	4,660,000	4,561,218
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	5.341% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	1,930,000	1,773,341
ARES XL CLO Ltd. 2016-40A A1RR†	3.382% (3 Mo. LIBOR + .87%)	#	1/15/2029	4,422,900	4,379,077
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	15,210,000	15,146,802
Ballyrock CLO Ltd. 2020-2A A1R†	3.72% (3 Mo. LIBOR + 1.01%)	#	10/20/2031	6,120,000	6,029,959
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	7,500,000	7,401,851
Barings CLO Ltd. 2019-3A BR†	4.31% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	6,590,000	6,383,664

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	5.01% (3 Mo. LIBOR + 2.30%)	#	1/20/2032		$4,830,000	$4,659,984
Carlyle US CLO Ltd. 2017-3A A1AR†	3.61% (3 Mo. LIBOR + .90%)	#	7/20/2029		7,540,000	7,456,853
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031		7,700,000	7,565,250
CBAM Ltd. 2017-1A D†	6.46% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		5,910,000	5,477,966
CIFC Funding I Ltd. 2021-1A A1†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2033		16,720,000	16,490,854
CIFC Funding V Ltd. 2014-5A A1R2†	3.94% (3 Mo. LIBOR + 1.20%)	#	10/17/2031		3,830,000	3,785,955
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2 C†	4.41%		10/15/2026		3,474,927	3,412,660
Dryden Senior Loan Fund 2017-47A BR†	3.982% (3 Mo. LIBOR + 1.47%)	#	4/15/2028		12,670,000	12,361,647
Elmwood CLO VIII Ltd. 2021 1A B1†	4.26% (3 Mo. LIBOR + 1.55%)	#	1/20/2034		5,000,000	4,779,337
Fairstone Financial Issuance Trust I 2020-1A C†(b)	5.162%		10/20/2039	CAD	20,760,000	15,196,064
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	2,649,000	1,986,259
Galaxy XXI CLO Ltd. 2015-21A AR†	3.73% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,970,000	1,946,715
Goldentree Loan Management U.S. CLO 3 Ltd. 2018-3A B1†	4.26% (3 Mo. LIBOR + 1.55%)	#	4/20/2030		2,050,000	1,996,362
Gracie Point International Funding 2020-B B†	4.773% (1 Mo. LIBOR + 2.40%)	#	5/2/2023		7,160,648	7,161,967
Greywolf CLO VII Ltd. 2018-2A A1†	3.89% (3 Mo. LIBOR + 1.18%)	#	10/20/2031		3,800,000	3,751,765
HGI CRE CLO Ltd. 2021-FL1 C†	4.087% (1 Mo. LIBOR + 1.70%)	#	6/16/2036		2,350,000	2,214,222
HGI CRE CLO Ltd. 2021-FL1 D†	4.737% (1 Mo. LIBOR + 2.35%)	#	6/16/2036		3,590,000	3,340,021
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031		11,751,000	10,508,846
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031		8,300,000	7,205,432
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032		5,380,000	4,186,123
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		4,025,000	3,080,513

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. 2022-CRE7 A†	3.533% (1 Mo. SOFR + 1.55%)	#	1/17/2037	$8,100,000	$7,887,002
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	7,154,498	7,032,872
Mariner Finance Issuance Trust 2021-BA D†	3.42%		11/20/2036	6,655,000	5,472,580
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	4,100,000	3,367,622	(a)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,190,990	13,115,482
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	6,202,893	6,135,902
Oaktree CLO Ltd. 2019-4A CR†	4.96% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	6,770,000	6,401,489
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	3.783% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	4,220,000	4,156,690
Parallel Ltd. 2017-1A A1R†	3.74% (3 Mo. LIBOR + 1.03%)	#	7/20/2029	2,112,940	2,094,200
Race Point IX CLO Ltd. 2015-9A CR†	5.712% (3 Mo. LIBOR + 3.20%)	#	10/15/2030	6,090,000	5,509,153
Rad CLO 6 Ltd. 2016-6A A1†	4.09% (3 Mo. LIBOR + 1.38%)	#	1/20/2033	8,550,000	8,456,260
Rad CLO 7 Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	12,010,613	11,804,660
Rockford Tower CLO Ltd. 2018-1A A†	4.084% (3 Mo. LIBOR + 1.10%)	#	5/20/2031	9,551,309	9,446,104
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263,000	8,948,613
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	8,430,000	7,581,012
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,800,000	2,594,625	(a)
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	9,595,950	8,555,221
Signal Peak CLO 2 LLC 2015-1A DR2†	5.56% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	6,000,000	5,634,178
Signal Peak CLO 8 Ltd. 2020-8A A†	3.98% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	12,021,647	11,839,663
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	4,481,590	3,776,073
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	3,500,000	3,444,338
VERDE CLO Ltd. 2019-1A AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	10,770,000	10,581,525
Wind River CLO Ltd. 2021-4A B†	4.36% (3 Mo. LIBOR + 1.65%)	#	1/20/2035	6,250,000	5,940,716
Total					338,026,111

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.46%
Massachusetts Educational Financing Authority 2008-1 A1	3.733% (3 Mo. LIBOR + .95%)	#	4/25/2038	$1,588,388	$1,595,481
Nelnet Student Loan Trust 2021-DA B†	2.90%		4/20/2062	6,900,000	5,807,349
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.053% (3 Mo. LIBOR + .27%)	#	4/25/2038	922,312	845,881
SLC Student Loan Trust 2008-1 A4A	3.429% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	4,918,036	4,916,694
Towd Point Asset Trust 2018-SL1 A†	3.044% (1 Mo. LIBOR + .60%)	#	1/25/2046	1,587,873	1,579,113
Total					14,744,518
Total Asset-Backed Securities (cost $597,186,782)					570,875,594

CORPORATE BONDS 38.35%

Aerospace/Defense 0.12%
TransDigm, Inc.	6.375%		6/15/2026	3,913,000	3,761,156

Agriculture 0.51%
Cargill, Inc. †	4.00%		6/22/2032	8,575,000	8,310,225
MHP Lux SA (Luxembourg)†(c)	6.25%		9/19/2029	7,870,000	3,502,150
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,589,748
Total					16,402,123

Airlines 0.81%
American Airlines Group, Inc.†(d)	3.75%		3/1/2025	4,678,000	3,941,075
American Airlines, Inc.†	11.75%		7/15/2025	3,068,000	3,394,098
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%		11/15/2032	6,796,727	6,364,357
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298,000	8,596,625
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	3,739,000	3,574,045
Total					25,870,200

Apparel 0.18%
Levi Strauss & Co.†	3.50%		3/1/2031	3,985,000	3,353,298
PVH Corp.	7.75%		11/15/2023	2,290,000	2,386,226
Total					5,739,524

Auto Manufacturers 0.25%
Ford Motor Co.	3.25%		2/12/2032	10,357,000	8,104,352

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 10.41%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	$5,400,000	$4,202,551
Bank of America Corp.	1.658% (SOFR + .91%)	#	3/11/2027	4,792,000	4,296,492
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	9,122,000	7,761,648
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	13,448,000	11,158,720
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	5,388,000	5,368,668
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	10,476,000	9,871,801
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,597,000	5,302,063
Bank of America Corp.	4.00%		1/22/2025	4,554,000	4,518,330
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,612,289
BNP Paribas SA (France)†(c)	4.375% (USD 5 Yr. Swap rate + 1.48%)	#	3/1/2033	9,174,000	8,349,460
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	13,692,000	13,117,235
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	26,656,000	24,955,476
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	3,361,000	3,340,310
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	12,311,000	12,010,972
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	200,000	187,162
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	13,513,000	13,403,999
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	15,695,000	12,715,514
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%)	#	4/22/2032	5,904,000	4,882,333
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	8,363,000	7,108,998
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	14,941,000	14,088,031
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	5,679,000	5,448,646
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,437,256
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	8,821,019
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	9,640,000	9,264,753

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	$8,325,000	$6,711,429
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	6,328,000	4,875,380
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	23,303,000	22,718,509
Santander UK Group Holdings plc (United Kingdom)(c)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	10,249,000	10,194,267
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	5,502,000	5,318,148
Toronto-Dominion Bank (The) (Canada)(c)	4.456%		6/8/2032	5,557,000	5,453,115
UBS AG (Switzerland)(c)	5.125%		5/15/2024	9,363,000	9,395,302
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	12,314,000	12,151,044
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	18,064,487
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,054,000	7,037,782
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028	10,914,000	10,304,102
Westpac Banking Corp. (Australia)(c)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030	5,605,000	5,265,305
Westpac Banking Corp. (Australia)(c)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	17,998,000	17,140,117
Total					333,852,713

Biotechnology 0.09%
Baxalta, Inc.	4.00%		6/23/2025	2,896,000	2,880,700

Building Materials 0.09%
Standard Industries, Inc.†	4.375%		7/15/2030	3,615,000	2,874,756

Chemicals 0.27%
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/31/2030	5,789,000	5,144,424
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	3,972,000	3,631,796
Total					8,776,220

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,150,984

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.57%
Gartner, Inc.†	3.75%		10/1/2030	$3,983,000	$3,420,959
Global Payments, Inc.	4.00%		6/1/2023	10,971,000	10,972,407
United Rentals North America, Inc.	4.00%		7/15/2030	855,000	744,108
ZipRecruiter, Inc.†	5.00%		1/15/2030	3,660,000	3,041,917
Total					18,179,391

Computers 0.41%
Condor Merger Sub, Inc.†	7.375%		2/15/2030	3,764,000	3,147,268
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	6,351,000	4,455,862
Dell International LLC/EMC Corp.	8.35%		7/15/2046	4,478,000	5,429,174
Total					13,032,304

Cosmetics/Personal Care 0.11%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	3,778,000	3,371,790

Diversified Financial Services 3.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%		1/15/2025	10,075,000	9,639,976
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	2,348,000	2,337,978
Aircastle Ltd.†	2.85%		1/26/2028	6,857,000	5,612,739
Ally Financial, Inc.	8.00%		11/1/2031	7,429,000	8,276,338
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	11,002,000	10,622,246
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,246,666
Aviation Capital Group LLC†	5.50%		12/15/2024	11,453,000	11,220,526
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	11,378,000	9,814,592
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	5,671,000	5,230,988
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	3,343,000	3,314,564
Coinbase Global, Inc.†	3.375%		10/1/2028	4,300,000	2,786,038
CPPIB Capital, Inc. (Canada)†(c)	3.285% (SOFR Index + 1.25%)	#	4/4/2025	22,800,000	23,320,283
Intercontinental Exchange, Inc.	4.00%		9/15/2027	18,451,000	18,199,310
Navient Corp.	5.00%		3/15/2027	4,040,000	3,466,093
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	3,127,000	3,057,431
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	4,229,287
Total					125,375,055

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 3.42%
AEP Transmission Co. LLC	4.50%	6/15/2052	$4,284,000	$4,092,467
AES Corp. (The)†	3.95%	7/15/2030	6,812,000	6,249,431
Alfa Desarrollo SpA (Chile)†(c)	4.55%	9/27/2051	5,762,423	4,157,703
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	6,077,000	5,831,251
Calpine Corp.†	5.00%	2/1/2031	4,293,000	3,599,573
Constellation Energy Generation LLC	6.25%	10/1/2039	8,597,000	9,074,474
Consumers Energy Co.	4.20%	9/1/2052	3,402,000	3,171,724
Duke Energy Corp.	4.50%	8/15/2032	5,888,000	5,682,940
FirstEnergy Corp.	4.40%	7/15/2027	12,431,000	11,794,657
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	7,792,000	7,146,565
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	4,513,000	4,517,083
NextEra Energy Capital Holdings, Inc.	5.00%	7/15/2032	9,681,000	9,866,909
NRG Energy, Inc.†	4.45%	6/15/2029	3,410,000	3,092,035
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%	6/30/2030	5,630,000	4,765,232
Pike Corp.†	5.50%	9/1/2028	3,933,000	3,257,259
Southern Co. (The)	4.475%	8/1/2024	13,655,000	13,702,637
Vistra Operations Co. LLC†	3.55%	7/15/2024	9,911,000	9,562,276
Total				109,564,216

Electronics 0.10%
Atkore, Inc.†	4.25%	6/1/2031	3,965,000	3,335,814

Entertainment 0.49%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	3,610,000	3,209,579
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	5,754,000	5,245,720
Magallanes, Inc.†	3.428%	3/15/2024	3,907,000	3,821,284
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	3,803,000	3,350,918
Total				15,627,501

Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	4,018,000	3,312,359

Food 0.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	3,949,000	3,250,224

Forest Products & Paper 0.11%
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	4,098,000	3,583,803

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.72%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$7,967,000	$7,946,981
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,264,998
ONE Gas, Inc.	1.10%	3/11/2024	3,522,000	3,390,311
Southwest Gas Corp.	4.05%	3/15/2032	4,810,000	4,348,623
Total				22,950,913

Health Care-Products 0.10%
Medline Borrower LP†	3.875%	4/1/2029	3,938,000	3,342,378

Health Care-Services 0.86%
Centene Corp.	2.45%	7/15/2028	3,197,000	2,700,890
Centene Corp.	4.25%	12/15/2027	6,994,000	6,651,854
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	3,829,000	3,515,922
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	4,089,000	3,024,633
Radiology Partners, Inc.†	9.25%	2/1/2028	1,932,000	1,442,733
Tenet Healthcare Corp.†	4.875%	1/1/2026	4,000,000	3,805,100
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883,000	1,818,036
UnitedHealth Group, Inc.	4.00%	5/15/2029	4,647,000	4,578,997
Total				27,538,165

Home Builders 0.20%
Century Communities, Inc.†	3.875%	8/15/2029	3,738,000	3,009,426
Toll Brothers Finance Corp.	3.80%	11/1/2029	3,800,000	3,225,263
Total				6,234,689

Insurance 0.52%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,724,396
First American Financial Corp.	2.40%	8/15/2031	5,418,000	4,175,134
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,675,672
Total				16,575,202

Internet 0.62%
Baidu, Inc. (China)(c)	2.375%	8/23/2031	4,220,000	3,474,657
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	3,962,000	3,359,855
Netflix, Inc.	5.875%	11/15/2028	4,150,000	4,206,897
Netflix, Inc.	6.375%	5/15/2029	5,169,000	5,358,141
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	4,000,000	3,464,740
Total				19,864,290

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.04%
United States Steel Corp.	6.875%	3/1/2029	$1,276,000	$1,248,866

Leisure Time 0.11%
Life Time, Inc.†	5.75%	1/15/2026	4,059,000	3,663,166

Lodging 0.20%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	3,416,000	3,126,016
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	3,762,000	3,399,682
Total				6,525,698

Machinery-Diversified 0.51%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,244,726
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	3,289,000	2,997,282
Total				16,242,008

Media 1.07%
AMC Networks, Inc.	4.25%	2/15/2029	3,729,000	3,048,830
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,900,000	1,635,311
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,951,000	1,785,165
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	13,371,000	10,996,132
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	5,014,000	4,794,718
FactSet Research Systems, Inc.	3.45%	3/1/2032	5,400,000	4,724,674
Time Warner Cable LLC	7.30%	7/1/2038	2,682,000	2,759,563
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078,000	4,701,538
Total				34,445,931

Mining 1.60%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%	3/31/2029	4,011,000	3,542,234
Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%	5/15/2028	2,749,000	2,675,987
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	13,792,000	13,040,623
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%	4/1/2031	3,984,000	3,254,729
Freeport Indonesia PT (Indonesia)†(c)	5.315%	4/14/2032	2,908,000	2,703,739
Glencore Funding LLC†	2.85%	4/27/2031	6,534,000	5,400,513
Glencore Funding LLC†	4.875%	3/12/2029	18,042,000	17,411,012
Novelis Corp.†	3.875%	8/15/2031	4,125,000	3,336,671
Total				51,365,508

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Multi-National 0.75%
Asian Development Bank (Philippines)(c)	3.047% (SOFR Index + 1.00%)	#	4/6/2027	$14,000,000	$14,365,585
Inter-American Investment Corp.	2.625%		4/22/2025	10,000,000	9,727,793
Total					24,093,378

Oil & Gas 3.07%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026	703,000	703,914
California Resources Corp.†	7.125%		2/1/2026	2,119,000	2,086,251
Callon Petroleum Co.†	8.00%		8/1/2028	3,955,000	3,800,893
Comstock Resources, Inc.†	6.75%		3/1/2029	3,889,000	3,718,856
Continental Resources, Inc.†	5.75%		1/15/2031	16,850,000	16,149,013
Diamondback Energy, Inc.	3.125%		3/24/2031	10,334,000	8,926,021
Diamondback Energy, Inc.	3.50%		12/1/2029	3,689,000	3,351,630
EQT Corp.	7.00%		2/1/2030	12,707,000	13,614,534
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	3,576,000	3,260,306
Laredo Petroleum, Inc.	9.50%		1/15/2025	3,449,000	3,465,521
MEG Energy Corp. (Canada)†(c)	5.875%		2/1/2029	2,270,000	2,114,267
Occidental Petroleum Corp.	6.125%		1/1/2031	1,650,000	1,717,137
Occidental Petroleum Corp.	6.625%		9/1/2030	10,419,000	11,145,204
OGX Austria GmbH (Brazil)†(c)(e)	8.50%		6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%		2/1/2038	5,988,000	6,145,466
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	11,050,000	8,641,100
Range Resources Corp.	8.25%		1/15/2029	3,803,000	3,996,744
SM Energy Co.	6.75%		9/15/2026	3,462,000	3,409,481
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030	2,900,000	2,196,750
Total					98,443,123

Oil & Gas Services 0.11%
Weatherford International Ltd.†	8.625%		4/30/2030	4,017,000	3,638,011

Pharmaceuticals 0.69%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,086,654
CVS Health Corp.	3.25%		8/15/2029	12,206,000	11,164,294
Option Care Health, Inc.†	4.375%		10/31/2029	3,900,000	3,435,841
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	3,832,000	3,443,416
Total					22,130,205

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 1.46%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	$5,092,000	$4,174,450
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,297,639
CNX Midstream Partners LP†	4.75%		4/15/2030	3,860,000	3,264,325
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,531,854
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%		8/31/2036	8,400,000	7,373,562
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	9,000,000	7,405,372
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	7,507,000	7,501,498
NGPL PipeCo LLC†	3.25%		7/15/2031	3,986,000	3,334,915
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	2,739,000	2,791,010
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	3,761,000	3,269,556
Total					46,944,181

Real Estate 0.18%
American Tower Corp.	2.95%		1/15/2025	2,739,000	2,639,787
Kennedy-Wilson, Inc.	4.75%		2/1/2030	4,021,000	3,247,722
Total					5,887,509

REITS 1.22%
American Tower Corp.	2.40%		3/15/2025	5,260,000	4,986,157
EPR Properties	3.75%		8/15/2029	8,520,000	7,178,081
EPR Properties	4.95%		4/15/2028	6,790,000	6,239,709
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	10,401,000	7,915,155
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	4,124,000	3,446,151
Physicians Realty LP	2.625%		11/1/2031	4,748,000	3,808,584
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	5,519,000	5,534,922
Total					39,108,759

Retail 0.28%
LBM Acquisition LLC†	6.25%		1/15/2029	4,102,000	3,071,376
Murphy Oil USA, Inc.	4.75%		9/15/2029	3,528,000	3,233,605
Party City Holdings, Inc.†	8.75%		2/15/2026	3,835,000	2,518,061
Total					8,823,042

Semiconductors 0.66%
Advanced Micro Devices, Inc.	3.924%		6/1/2032	6,515,000	6,304,317
Advanced Micro Devices, Inc.	4.393%		6/1/2052	5,674,000	5,377,113
Broadcom, Inc.†	4.15%		4/15/2032	7,226,000	6,465,951
Entegris, Inc.†	3.625%		5/1/2029	3,608,000	3,044,448
Total					21,191,829

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.78%
MSCI, Inc.†	3.625%		11/1/2031	$3,881,000	$3,239,440
Oracle Corp.	2.875%		3/25/2031	26,310,000	21,834,792
Total					25,074,232

Telecommunications 0.45%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	3,891,000	3,415,248
Sprint Capital Corp.	6.875%		11/15/2028	3,314,000	3,503,660
Sprint Capital Corp.	8.75%		3/15/2032	6,302,000	7,615,967
Total					14,534,875
Total Corporate Bonds (cost $1,371,251,195)					1,229,911,143

FLOATING RATE LOANS(f) 2.46%

Advertising 0.45%
Lamar Media Corporation 2020 Term Loan B	3.868% (1 Mo. LIBOR + 1.50%)		2/5/2027	14,571,614	14,280,182

Aerospace 0.33%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(c)	7.46% (3 Mo. LIBOR + 4.75%)		4/20/2028	4,951,363	4,887,416
Amentum Government Services Holdings LLC Term Loan B	6.524% (1 Mo. LIBOR + 4.00%)		1/29/2027	5,969,543	5,821,797
Total					10,709,213

Financial 0.35%
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(g)	8/9/2026	5,337,340	5,217,250
Jane Street Group, LLC 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)		1/26/2028	5,969,697	5,860,272
Total					11,077,522

Food/Tobacco 0.11%
Aramark Services, Inc. 2018 Term Loan B3	4.274% (1 Mo. LIBOR + 1.75%)		3/11/2025	3,414,000	3,374,876

Gaming/Leisure 0.10%
Scientific Games International, Inc. 2022 USD Term Loan	5.407% (1 Mo. SOFR + 3.00%)		4/14/2029	3,404,440	3,355,501

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare 0.38%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(c)	6.024% (1 Mo. LIBOR + 3.50%)		5/5/2028	$3,381,461	$3,323,181
Option Care Health, Inc. 2021 Term Loan B	5.274% (1 Mo. LIBOR + 2.75%)		10/27/2028	3,391,124	3,364,639
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 3.75%)		11/30/2027	5,483,464	5,356,659
Total					12,044,479

Housing 0.18%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	5.149% (1 Mo. LIBOR + 2.63%)		2/1/2027	5,969,388	5,766,070

Manufacturing 0.15%
Playtika Holding Corp 2021 Term Loan	5.274% (1 Mo. LIBOR + 2.75%)		3/13/2028	5,020,018	4,922,781

Service 0.41%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(h)	–	(g)	7/6/2029	1,396,421	1,378,093
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(g)	7/6/2029	3,025,579	2,985,868
KUEHG Corp. 2018 Incremental Term Loan	6.00% (3 Mo. LIBOR + 3.75%)		2/21/2025	3,337,703	3,276,172
Trans Union, LLC 2021 Term Loan B6	4.774% (1 Mo. LIBOR + 2.25%)		12/1/2028	5,752,365	5,655,812
Total					13,295,945
Total Floating Rate Loans (cost $79,739,216)					78,826,569

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.98%

Angola 0.09%
Angolan Government International Bonds†	8.75%		4/14/2032	3,630,000	2,985,457

Canada 0.50%
Province of Ontario Canada	3.10%		5/19/2027	16,610,000	16,171,974

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Egypt 0.14%
Egypt Government International Bond†	5.80%		9/30/2027	$5,600,000	$4,394,034

Japan 0.27%
Japan International Cooperation Agency	3.25%		5/25/2027	8,706,000	8,493,512

Nigeria 0.11%
Republic of Nigeria†	7.143%		2/23/2030	4,615,000	3,415,792

Norway 0.44%
Kommunalbanken AS†	2.833% (SOFR + 1.00%)	#	6/17/2026	13,940,000	14,245,307

Sri Lanka 0.05%
Sri Lanka Government International Bond†(e)	5.875%		7/25/2022	4,250,000	1,559,475

Sweden 0.38%
Kommuninvest I Sverige AB†	2.875%		7/3/2024	4,900,000	4,832,550
Kommuninvest I Sverige AB†	3.25%		1/16/2024	7,483,000	7,441,686
Total					12,274,236
Total Foreign Government Obligations (cost $69,282,297)					63,539,787

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.125%	#(i)	2/25/2032	15,406,786	1,339,774
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(i)	2/16/2053	185,756	179,948
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,662,485)					1,519,722

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.60%
Fannie Mae or Freddie Mac(j)	3.00%		TBA	60,937,000	56,428,614
Fannie Mae or Freddie Mac(j)	3.50%		TBA	96,463,000	91,911,171
Fannie Mae or Freddie Mac(j)	4.00%		TBA	99,753,000	98,348,428
Fannie Mae or Freddie Mac(j)	4.50%		TBA	127,617,000	127,174,239
Fannie Mae or Freddie Mac(j)	5.00%		TBA	28,913,000	29,159,450
Fannie Mae or Freddie Mac(j)	5.50%		TBA	50,346,000	51,451,441
Fannie Mae Pool	2.50%		8/1/2050 - 12/1/2051	142,614,229	128,781,978
Fannie Mae Pool	3.00%		12/1/2048	26,872,828	25,285,289
Fannie Mae Pool	3.50%		7/1/2045 - 4/1/2052	23,600,994	22,765,667

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Fannie Mae Pool	4.00%		5/1/2052 - 6/1/2052	$26,563,694	$26,301,990
Fannie Mae Pool	5.00%		7/1/2052 - 8/1/2052	23,786,940	24,438,148
Freddie Mac Pool	2.50%		11/1/2050	8,655,590	7,783,776
Freddie Mac Pool	3.50%		2/1/2046	6,442,071	6,316,130
Freddie Mac Pool	4.50%		8/1/2052	15,499,163	15,699,210
Freddie Mac Pool	5.00%		7/1/2052 - 8/1/2052	32,980,148	33,861,155
Ginnie Mae(j)	3.50%		TBA	9,275,000	8,936,607
Ginnie Mae(j)	4.00%		TBA	34,347,000	33,829,796
Ginnie Mae(j)	4.50%		TBA	66,200,000	66,214,938
Ginnie Mae(j)	5.00%		TBA	30,008,000	30,413,577
Total Government Sponsored Enterprises Pass-Throughs (cost $896,952,387)					885,101,604

MUNICIPAL BONDS 0.46%

Government
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,178,000	3,452,021
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	7,170,000	6,300,490
New York City Transitional Finance Authority Future Tax Secured Revenue	1.95%		8/1/2034	4,200,000	3,201,712
Regents of the University of California Medical Center	3.006%		5/15/2050	2,380,000	1,766,168
Total Municipal Bonds (cost $18,667,671)					14,720,391

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.33%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	496,548	483,832
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(i)	5/25/2066	5,338,855	4,761,097
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/25/2067	6,956,664	6,629,082
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.341% (1 Mo. LIBOR + .95%)	#	6/15/2035	6,700,000	6,541,266
BBCMS Mortgage Trust 2019-BWAY A†	3.347% (1 Mo. LIBOR + .96%)	#	11/15/2034	4,168,000	4,002,858
BBCMS Mortgage Trust 2019-BWAY B†	3.701% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	1,832,000	1,731,691
BHMS 2018-ATLS A†	3.641% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	6,580,000	6,393,694
BHMS 2018-ATLS C†	4.291% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	3,965,000	3,804,859

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(i)	3/25/2060	$11,888,021	$11,375,826
BX Trust 2018-GW A†	3.191% (1 Mo. LIBOR + .80%)	#	5/15/2035	10,503,000	10,265,399
BX Trust 2021-ARIA E†	4.636% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	14,530,000	13,669,054
CF Trust 2019-BOSS A1	5.641%		12/15/2024	4,660,000	4,239,622
CIM Retail Portfolio Trust 2021-RETL E†	6.142% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	7,987,500	7,506,628
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.309%	#(i)	10/10/2047	50,626,000	203,749
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100,000	4,741,413
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.091%	#(i)	8/10/2047	3,227,854	44,669
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.869%	#(i)	8/10/2047	12,450,000	10,294,639
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.441%	#(i)	2/10/2048	10,551,635	8,665,722
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(i)	7/10/2050	3,400,000	3,303,818
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435%	#(i)	7/10/2050	1,570,000	1,492,190
Connecticut Avenue Securities Trust 2021-R01 1M2†	3.733% (1 Mo. SOFR + 1.55%)	#	10/25/2041	7,027,000	6,804,090
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000,000	2,373,323
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	1,133,636	1,115,915
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	1,497,913	1,420,313
CS Master Trust 2021-AHP A†	6.319% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	5,700,000	5,378,763	(a)
CS Master Trust 2021-BLUF A†	6.547% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	3,300,000	3,283,081	(a)
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.526%	#(i)	11/15/2049	4,890,000	3,454,225
CSMC 2021-BHAR C†	4.392% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	10,418,000	9,514,447
DBWF Mortgage Trust 2018-GLKS A†	3.396% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	6,500,000	6,360,999

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	$7,751,867	$6,957,680
Extended Stay America Trust 2021-ESH C†	4.092% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	7,205,653	7,004,738
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	4.183% (1 Mo. SOFR + 2.00%)	#	11/25/2041	4,970,000	4,692,477
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	4.283% (1 Mo. SOFR + 2.10%)	#	10/25/2033	7,725,000	7,501,036
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	3.683% (1 Mo. SOFR + 1.50%)	#	10/25/2041	6,110,000	5,782,255
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	3.983% (1 Mo. SOFR + 1.80%)	#	11/25/2041	6,260,000	5,894,495
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	4.283% (1 Mo. SOFR + 2.10%)	#	9/25/2041	8,700,000	7,965,117
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	7,750,000	7,534,586
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	4.833% (1 Mo. SOFR + 2.65%)	#	7/25/2042	8,354,830	8,380,902
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	300,089	290,102
Great Wolf Trust 2019-WOLF A†	3.425% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	12,751,000	12,478,456
GS Mortgage Securities Corp. II 2021-ARDN B†	4.041% (1 Mo. LIBOR + 1.65%)	#	11/15/2036	9,400,000	9,028,512
GS Mortgage Securities Corp. II 2022-ECI A†	4.358% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	10,040,000	10,061,783
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.341% (1 Mo. LIBOR + .95%)	#	7/15/2035	4,372,469	4,185,116
GS Mortgage Securities Corp. Trust 2021-ROSS G†	7.042% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	7,288,000	6,787,097
GS Mortgage Securities Trust 2014-GC26 C	4.672%	#(i)	11/10/2047	135,000	122,409

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HONO Mortgage Trust 2021-LULU B†	3.841% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	$3,000,000	$2,918,162
HONO Mortgage Trust 2021-LULU C†	4.241% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	1,820,000	1,761,096
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(i)	8/5/2034	19,156,000	297,493
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(i)	8/5/2034	22,024,000	10,792
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.661% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	3,436,000	3,309,977
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.576% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	2,392,623	2,379,965
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.876% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	7,410,000	7,353,855
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228,000	2,192,139
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968,000	2,917,218
KIND Trust 2021-KIND D†	4.691% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	6,726,655	6,346,788
Life Mortgage Trust 2021-BMR E†	4.141% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	3,931,881	3,735,543
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	366,462	194,586
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	515,628	486,423
Ready Capital Mortgage Financing LLC 2021-FL6 C†	4.344% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	6,320,000	5,947,609
Ready Capital Mortgage Financing LLC 2022-FL8 A†	3.858% (1 Mo. SOFR + 1.65%)	#	1/25/2037	12,710,000	12,447,011
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,554,112	1,488,562
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	342,097	328,468
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(i)	1/5/2043	695,000	548,428

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	$111,071	$110,618
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(i)	4/25/2065	2,978,572	2,892,163
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	879,845	859,119
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	4,045,534	3,832,642
Verus Securitization Trust 2021-2 A1†	1.031%	#(i)	2/25/2066	6,896,250	6,132,654
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	2,213,848	2,094,872
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.433%	#(i)	7/15/2046	5,195,000	2,026,050
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.602%	#(i)	9/15/2048	4,020,000	3,718,224
WFRBS Commercial Mortgage Trust 2014-C23 XA IO	0.702%	#(i)	10/15/2057	53,365,849	480,752
Total Non-Agency Commercial Mortgage-Backed Securities (cost $350,788,222)					331,334,234

U.S. TREASURY OBLIGATIONS 18.93%
U.S. Treasury Bond	2.875%		5/15/2052	63,830,000	58,843,281
U.S. Treasury Bond	3.25%		5/15/2042	75,867,000	72,595,236
U.S. Treasury Bond	3.375%		11/15/2048	17,853,000	17,694,694
U.S. Treasury Inflation Indexed Bond(k)	0.125%		2/15/2052	29,107,027	22,831,535
U.S. Treasury Note	2.75%		7/31/2027	140,071,000	136,333,949
U.S. Treasury Note	2.75%		8/15/2032	3,890,000	3,753,242
U.S. Treasury Note	3.00%		6/30/2024	67,025,000	66,450,313
U.S. Treasury Note	3.00%		7/31/2024	24,044,000	23,835,493
U.S. Treasury Note	3.25%		8/31/2024	171,422,000	170,698,813
U.S. Treasury Note	3.25%		6/30/2027	34,136,000	33,977,321
Total U.S. Treasury Obligations (cost $617,914,936)					607,013,877
Total Long-Term Investments (cost $4,003,445,191)					3,782,842,921

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.90%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.83%
Federal Home Loan Banks (cost $58,800,000)	2.30% (SOFR + 0.01%)	#	9/16/2022	$58,800,000	$58,800,250

REPURCHASE AGREEMENTS 2.07%
Repurchase Agreement dated 8/31/2022, 0.850% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $68,648,300 of U.S. Treasury Note at 2.875% due 5/15/2028; value: $67,680,256; proceeds: $66,354,667 (cost $66,353,101)				66,353,101	66,353,101
Total Short-Term Investments (cost $125,153,101)					125,153,351
Total Investments in Securities 121.86% (cost $4,128,598,292)					3,907,996,272
Less Unfunded Loan Commitments (0.04%) (cost $1,396,421)					(1,378,093)
Net Investments in Securities 121.82% (cost $4,127,201,871)					3,906,618,179
Other Assets and Liabilities – Net(l) (21.82)%					(699,698,262)
Net Assets 100.00%					$3,206,919,917

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $1,304,735,510, which represents 40.69% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2022.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.
(g)	Interest rate to be determined.
(h)	Security partially/fully unfunded.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.HY.38(4)(5)	Goldman Sachs	5.00%	6/20/2027	$65,078,640	$(466,511)	$797,399	$1,263,910

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,263,910. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at August 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	$5,000,000	$(519,845)	$(305,874)	$(825,719)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	1,500,000	(116,758)	(130,958)	(247,716)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,250,000	(346,309)	(355,552)	(701,861)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	4,250,000	(344,840)	(357,021)	(701,861)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	8,000,000	(687,978)	(560,101)	(1,248,079)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	4,250,000	(160,731)	(426,092)	(586,823)
					$(2,176,461)	$(2,135,598)	$(4,312,059)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments (received) paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,135,598.
(4)	Includes upfront payments (received) paid.

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

Forward Foreign Currency Exchange Contracts at August 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	9/12/2022	450,000	$449,184	$452,524	$3,340
Canadian dollar	Sell	Morgan Stanley	10/20/2022	22,612,000	17,561,286	17,211,731	349,555
Euro	Sell	Toronto Dominion Bank	9/12/2022	3,194,000	3,284,728	3,211,910	72,818
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$425,713

Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2022	357	Short	$(45,076,602)	$(44,691,938)	$384,664
U.S. 5-Year Treasury Bond	December 2022	985	Short	(109,646,743)	(109,158,008)	488,735
Total Unrealized Appreciation on Futures Contracts						$873,399

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Bond	December 2022	178	Long	$20,972,515	$20,809,313	$(163,202)
U.S. 2-Year Treasury Note	December 2022	467	Long	97,468,014	97,289,235	(178,779)
U.S. Long Bond	December 2022	1,701	Long	233,364,562	231,070,219	(2,294,343)
U.S. Ultra Treasury Bond	December 2022	587	Long	87,938,239	87,756,500	(181,739)
Total Unrealized Depreciation on Futures Contracts						$(2,818,063)

Reverse Repurchase Agreement Payable as of August 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$77,875	$89,004 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $74,983 fair value	(10.00%)	07/22/2022	On Demand	$77,442

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $433.

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$48,007,423	$20,065,465	$68,072,888
Other	–	332,063,864	5,962,247	338,026,111
Remaining Industries	–	164,776,595	–	164,776,595
Corporate Bonds	–	1,229,911,143	–	1,229,911,143
Floating Rate Loans	–	78,826,569	–	78,826,569
Less Unfunded Commitments	–	(1,378,093)	–	(1,378,093)
Foreign Government Obligations	–	63,539,787	–	63,539,787
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,519,722	–	1,519,722
Government Sponsored Enterprises Pass-Throughs	–	885,101,604	–	885,101,604
Municipal Bonds	–	14,720,391	–	14,720,391
Non-Agency Commercial Mortgage-Backed Securities	–	322,672,390	8,661,844	331,334,234
U.S. Treasury Obligations	–	607,013,877	–	607,013,877
Short-Term Investments
Government Sponsored Enterprises Securities	–	58,800,250	–	58,800,250
Repurchase Agreements	–	66,353,101	–	66,353,101
Total	$–	$3,871,928,623	$34,689,556	$3,906,618,179
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,263,910	$–	$1,263,910
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(4,312,059)	–	(4,312,059)
Forward Foreign Currency Exchange Contracts
Assets	–	425,713	–	425,713
Liabilities	–	–	–	–
Futures Contracts
Assets	873,399	–	–	873,399
Liabilities	(2,818,063)	–	–	(2,818,063)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(77,442)	–	(77,442)
Total	$(1,944,664)	$(2,699,878)	$–	$(4,644,542)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND August 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Non-Agency
			Commercia
	Asset-Backed	Floating Rate	Mortgage-Backed
Investment Type	Securities	Loans	Securities
Balance as of December 1, 2021	$48,589,169	$1,003,444	$25,240,048
Accrued Discounts (Premiums)	(151,638)	26	–
Realized Gain (Loss)	(23,203)	4,991	–
Change in Unrealized Appreciation (Depreciation)	(2,035,004)	(5,017)	(284,974)
Purchases	2,803,500	–	–
Sales	(3,786,797)	(1,003,444)	(11,990,000)
Transfers into Level 3(a)	4,118,069	–	–
Transfers out of Level 3(a)	(23,486,384)	–	(4,303,230)
Balance as of August 31, 2022	$26,027,712	$–	$8,661,844
Change in unrealized appreciation/depreciation for the period ended August 31, 2022, related to Level 3 investments held at August 31, 2022	$(2,035,004)	$–	$(387,308)

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with the valuation methodology.

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 88.63%

ASSET-BACKED SECURITIES 27.01%

Automobiles 11.63%
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	$723,701	$723,322
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%		1/15/2027	6,541,065	6,359,275
Avid Automobile Receivables Trust 2021-1 A†	0.61%		1/15/2025	5,311,012	5,270,845
Avis Budget Rental Car Funding AESOP LLC 2019-3A A†	2.36%		3/20/2026	7,545,000	7,187,314
BMW Vehicle Lease Trust 2021-1 A3	0.29%		1/25/2024	76,018,660	75,184,902
Carmax Auto Owner Trust 2019-1 A3	3.05%		3/15/2024	268,827	268,838
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	5,025,732	5,028,544
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	1,992,404	1,980,310
Carvana Auto Receivables Trust 2020-P1 A3	0.44%		6/9/2025	10,082,429	9,932,847
Carvana Auto Receivables Trust 2021-N1 A2†	3.21%		12/11/2028	13,355,000	12,619,574
Carvana Auto Receivables Trust 2021-N1 B	1.09%		1/10/2028	15,921,202	15,172,586
Carvana Auto Receivables Trust 2022-P3 A2(a)	4.42%		12/10/2025	23,820,000	23,810,970
Chesapeake Funding II LLC 2018-3A A2†	2.871% (1 Mo. LIBOR + .48%)	#	1/15/2031	3,630,174	3,630,456
CPS Auto Receivables Trust 2021-D A†	0.61%		10/15/2025	23,046,730	22,761,898
CPS Auto Receivables Trust 2022-A A†	0.98%		4/16/2029	20,555,005	20,197,905
CPS Auto Receivables Trust 2022-C A†	4.18%		4/15/2030	21,895,715	21,863,586
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%		12/11/2034	60,022,980	58,134,681
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	476,845	477,095
Drive Auto Receivables Trust 2019-3 C	2.90%		8/15/2025	976,035	975,190
Exeter Automobile Receivables Trust 2022-4A A2	3.99%		8/15/2024	25,750,000	25,729,531
Exeter Automobile Receivables Trust 2022-4A A3	4.33%		2/17/2026	19,895,000	19,849,753
First Investors Auto Owner Trust 2021-2A A†(a)	0.48%		3/15/2027	9,667,522	9,422,222
Flagship Credit Auto Trust 2021-2 B†	0.93%		6/15/2027	10,000,000	9,516,993
Flagship Credit Auto Trust 2022-2 A2†	3.28%		8/15/2025	65,000,000	64,634,388
Flagship Credit Auto Trust 2022-3 A2†	4.06%		10/15/2025	25,670,000	25,612,990
Foursight Capital Automobile Receivables Trust 2021-2 A3†	0.81%		5/15/2026	10,885,000	10,549,964
GLS Auto Receivables Issuer Trust 2019-3A B†	2.72%		6/17/2024	571,294	571,073
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%		4/15/2025	9,930,398	9,885,029
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%		1/15/2027	14,600,000	14,231,061
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%		11/17/2025	31,525,000	30,243,480
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%		9/15/2026	25,348,000	23,673,595
GLS Auto Receivables Trust 2021-2A B†	0.77%		9/15/2025	27,020,000	26,506,271

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Trust 2021-2A C†	1.08%	6/15/2026	$21,660,000	$20,508,910
GM Financial Automobile Leasing Trust 2020-3 A3	0.45%	8/21/2023	6,944,022	6,927,235
Hertz Vehicle Financing III LLC 2022-1A A†	1.99%	6/25/2026	12,150,000	11,310,243
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	27,730,000	25,776,499
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	33,278,783	32,617,151
Honda Auto Receivables Owner Trust 2022-2 A2	3.81%	3/18/2025	64,800,000	64,650,779
Honda Auto Receivables Owner Trust 2022-C A2A	3.83%	8/15/2025	60,000,000	59,857,074
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	10,880,377	10,839,661
Hyundai Auto Lease Securitization Trust 2021-A A3†	0.33%	1/16/2024	48,153,350	47,757,298
Mercedes-Benz Auto Lease Trust 2020-B A3	0.40%	11/15/2023	12,435,216	12,365,088
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	231,184	231,198
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	34,360,000	32,121,790
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	34,347,000	31,162,947
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	2,736,484	2,731,823
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	21,530,899	21,122,148
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	15,410,000	15,011,803
Santander Drive Auto Receivables Trust 2022-2 A3	2.98%	10/15/2026	69,306,000	68,208,955
Santander Drive Auto Receivables Trust 2022-3 A2	2.76%	3/17/2025	71,275,000	70,858,554
Santander Retail Auto Lease Trust 2021-A B†	0.92%	3/20/2026	24,305,000	23,005,599
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	8,228,992	8,173,591
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	21,255,000	20,582,562
Santander Retail Auto Lease Trust 2022-A A2†	0.97%	3/20/2025	34,738,641	33,935,358
Tesla Auto Lease Trust 2021-A A3†	0.56%	3/20/2025	40,000,000	38,618,700
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	22,250,000	21,260,320
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	299,188	299,101
Tricolor Auto Securitization Trust 2021-1A A†	0.74%	4/15/2024	6,823,459	6,794,858
Tricolor Auto Securitization Trust 2022-1A A A†	3.30%	2/18/2025	26,292,226	26,011,801
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	34,233,580	33,960,345
Volkswagen Auto Lease Trust 2022-A A3	3.44%	7/21/2025	39,700,000	39,375,623
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	87,800,000	84,531,540

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2021-2A D†	1.23%		12/15/2026	$30,025,000	$27,957,857
World Omni Auto Receivables Trust 2019-B A3	2.59%		7/15/2024	557,329	557,089
World Omni Automobile Lease Securitization Trust 2022-A A3	3.21%		2/18/2025	23,900,000	23,619,887
Total					1,484,749,875

Credit Card 1.12%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/17/2027	38,535,000	38,105,855
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	104,350,000	104,304,827
Total					142,410,682

Other 14.03%
Affirm Asset Securitization Trust 2021-A A†	0.88%		8/15/2025	57,059,757	56,661,509
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	53,258,864	52,071,735
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	2,008,708	2,002,911
Apidos CLO XXIV 2016-24A A1AL†	3.66% (3 Mo. LIBOR + .95%)	#	10/20/2030	60,000,000	58,954,647
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	24,835,214	23,010,593
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	25,742,322	25,084,963
Atrium IX-9A AR2†	4.033% (3 Mo. LIBOR + .99%)	#	5/28/2030	40,600,642	40,132,289
BDS Ltd. 2020-FL5 A†	3.562% (1 Mo. Term SOFR + 1.26%)	#	2/16/2037	4,800,825	4,758,697
Benefit Street Partners CLO V-B Ltd. 2018-5BA A1A†	3.80% (3 Mo. LIBOR + 1.09%)	#	4/20/2031	15,000,000	14,821,840
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2029	60,000,000	59,411,740
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2031	24,510,000	24,235,894
CBAM Ltd. 2019-9A A†	3.792% (3 Mo. LIBOR + 1.28%)	#	2/12/2030	21,140,339	21,093,125
Cedar Funding XI Clo Ltd. 2019-11A A1R†	4.093% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	36,290,000	35,721,142
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	34,665,578	34,228,091

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	$13,779,873	$13,588,862
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	10,880,000	10,230,332
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	7,370,000	6,933,976
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	6,980,000	6,525,908
Encina Equipment Finance LLC 2021-1A A2†	0.74%		12/15/2026	24,923,254	24,375,877
Flatiron CLO Ltd. 2017-1A AR†	3.885% (3 Mo. LIBOR + .98%)	#	5/15/2030	16,389,466	16,234,812
FS Rialto 2021-FL2 A†	3.607% (1 Mo. LIBOR + 1.22%)	#	5/16/2038	18,000,000	17,550,002
Galaxy XIX CLO Ltd. 2015-19A A1RR†	3.733% (3 Mo. LIBOR + .95%)	#	7/24/2030	50,000,000	49,534,489
Galaxy XXIII CLO Ltd. 2017-23 AR†	3.653% (3 Mo. LIBOR + .87%)	#	4/24/2029	53,831,271	53,427,537
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 A4†	1.04%		9/15/2027	14,000,000	12,766,013
HGI CRE CLO Ltd. 2021-FL1 A†	3.437% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	21,570,000	20,945,616
HGI CRE CLO Ltd. 2021-FL1 AS†	3.787% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	6,177,000	6,047,682
HGI CRE CLO Ltd. 2021-FL1 B†	3.987% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	6,990,000	6,773,370
KREF Ltd. 2021-FL2 A†	3.45% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	36,710,000	35,660,598
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	19,085,000	17,067,597
LFT CRE Ltd. 2021-FL1 A†	3.561% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	52,690,000	51,295,112
LFT CRE Ltd. 2021-FL1 B†	4.141% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	41,120,000	39,753,607
LMREC LLC 2021-CRE4 A†	3.477% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	31,972,252	31,297,070
Madison Park Funding XI Ltd. 2013-11A AR2†	3.683% (3 Mo. LIBOR + .90%)	#	7/23/2029	58,515,260	57,608,273
Madison Park Funding XVII Ltd. 2015-17A AR2†	3.732% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	40,000,000	39,577,936
Madison Park Funding XXXV Ltd. 2019-35A A1R†	3.70% (3 Mo. LIBOR + .99%)	#	4/20/2032	49,080,000	48,263,376
Marlette Funding Trust 2020-2A C†	2.83%		9/16/2030	6,471,162	6,435,623
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	9,445,915	9,317,163

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Marlette Funding Trust 2021-2A B†	1.06%		9/15/2031	$12,340,000	$11,843,164
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	38,745,000	36,361,136
MF1 Ltd. 2021-FL6 A†	3.477% (1 Mo. LIBOR + 1.10%)	#	7/16/2036	90,860,000	87,907,050
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	3.71% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	68,340,000	67,589,226
Octagon Investment Partners 31 LLC 2017-1A AR†	3.76% (3 Mo. LIBOR + 1.05%)	#	7/20/2030	50,000,000	49,532,461
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	60,000,000	59,329,345
Octagon Loan Funding Ltd. 2014-1A ARR†	4.141% (3 Mo. LIBOR + 1.18%)	#	11/18/2031	26,390,000	26,072,359
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	24,422,893	23,886,686
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	40,846,204	39,395,641
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	41,275,000	39,726,242
Rad CLO 1 Ltd. 2018-1A AR†	3.492% (3 Mo. LIBOR + .98%)	#	7/15/2031	28,370,000	27,944,418
Regatta Funding LP 2013-2A A1R3†	3.362% (3 Mo. LIBOR + .85%)	#	1/15/2029	50,902,570	50,520,801
Regatta VIII Funding Ltd. 2017-1A A†	3.99% (3 Mo. LIBOR + 1.25%)	#	10/17/2030	18,000,000	17,847,000
RR 3 Ltd. 2018-3A A1R2†	3.602% (3 Mo. LIBOR + 1.09%)	#	1/15/2030	7,000,000	6,916,700
SCF Equipment Leasing LLC 2021-1A A2†	0.42%		8/20/2026	18,861,765	18,796,543
Signal Peak CLO 5 Ltd. 2018-5A A†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2031	17,000,000	16,785,956
TCI-Flatiron CLO Ltd. 2017-1A AR†	3.902% (3 Mo. LIBOR + .96%)	#	11/18/2030	50,000,000	49,321,236
Theorem Funding Trust 2021-1A A†	1.21%		12/15/2027	3,049,182	2,977,686
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	118,400,000	115,393,078
Wind River CLO Ltd. 2016-2A A1R†	3.972% (3 Mo. LIBOR + 1.19%)	#	11/1/2031	9,500,000	9,380,834
Total					1,790,927,569

Rec Vehicle Loan 0.08%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	10,804,008	10,472,820

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.15%
Navient Private Education Refi Loan
Trust 2020-EA A†	1.69%		5/15/2069	$20,539,972	$18,852,053
Total Asset-Backed Securities (cost $3,524,851,399)					3,447,412,999

CORPORATE BONDS 48.60%

Aerospace/Defense 0.94%
Boeing Co. (The)	1.167%		2/4/2023	39,426,000	39,018,200
L3Harris Technologies, Inc.	2.438% (3 Mo. LIBOR + .75%)	#	3/10/2023	81,249,000	81,328,285
Total					120,346,485

Auto Manufacturers 4.05%
General Motors Co.	4.875%		10/2/2023	49,892,000	50,163,208
General Motors Co.	5.40%		10/2/2023	35,030,000	35,395,190
General Motors Financial Co., Inc.	2.789% (SOFR + .62%)	#	10/15/2024	44,943,000	43,865,855
General Motors Financial Co., Inc.	3.283% (3 Mo. LIBOR + .99%)	#	1/5/2023	3,949,000	3,943,826
General Motors Financial Co., Inc.	3.495% (SOFR + 1.20%)	#	11/17/2023	41,986,000	41,840,878
General Motors Financial Co., Inc.	3.70%		5/9/2023	13,587,000	13,556,306
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347,000	36,675,375
Hyundai Capital America†	0.80%		4/3/2023	10,481,000	10,267,638
Hyundai Capital America†	0.80%		1/8/2024	99,652,000	94,732,273
Hyundai Capital America†	1.25%		9/18/2023	15,532,000	15,073,064
Hyundai Capital America†	2.375%		2/10/2023	41,268,000	40,952,285
Hyundai Capital America†	3.25%		9/20/2022	18,805,000	18,804,230
Hyundai Capital America†	3.40%		6/20/2024	9,066,000	8,846,547
Hyundai Capital America†	5.75%		4/6/2023	13,629,000	13,741,576
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	48,582,000	48,859,160
Volkswagen Group of America Finance LLC†	0.75%		11/23/2022	41,028,000	40,775,845
Total					517,493,256

Banks 30.02%
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	77,826,000	77,212,051
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.887% (SOFR + .60%)	#	2/18/2025	17,916,000	17,752,229
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	3.474% (3 Mo. LIBOR + .49%)	#	11/21/2022	30,679,000	30,711,111

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	4.125%		11/9/2022	$22,291,000	$22,295,570
Bank of America Corp.	2.954% (SOFR + .66%)	#	2/4/2025	45,370,000	44,857,786
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	164,812,000	164,220,655
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	111,513,000	111,082,768
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	27,670,000	27,356,232
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	87,211,000	86,771,236
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	69,084,000	68,696,370
Bank of Montreal (Canada)(b)	2.115% (SOFR Index + .35%)	#	12/8/2023	17,097,000	16,976,400
Bank of Montreal (Canada)(b)	2.475% (SOFR Index + .71%)	#	3/8/2024	53,961,000	53,662,247
Bank of Montreal (Canada)(b)	2.479% (SOFR Index + .68%)	#	3/10/2023	107,269,000	107,282,875
Bank of Montreal (Canada)(b)	3.70%		6/7/2025	15,607,000	15,392,645
Bank of Nova Scotia (The) (Canada)(b)	2.433% (SOFR Index + .55%)	#	9/15/2023	67,842,000	67,642,660
Barclays Bank plc (United Kingdom)(b)	7.625%		11/21/2022	26,962,000	27,101,716
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	42,129,000	41,921,094
BBVA Bancomer SA†	4.375%		4/10/2024	2,920,000	2,913,707
BBVA Bancomer SA†	6.75%		9/30/2022	64,370,000	64,483,935
BPCE SA (France)†(b)	2.731% (SOFR + .57%)	#	1/14/2025	27,056,000	26,705,164
BPCE SA (France)†(b)	2.961% (3 Mo. LIBOR + 1.24%)	#	9/12/2023	18,134,000	18,183,911
BPCE SA (France)†(b)	4.625%		7/11/2024	13,498,000	13,328,648
BPCE SA (France)†(b)	5.15%		7/21/2024	34,141,000	33,968,234
BPCE SA (France)†(b)	5.70%		10/22/2023	15,135,000	15,233,000
Canadian Imperial Bank of Commerce (Canada)(b)	2.597% (SOFR Index + .42%)	#	10/18/2024	8,909,000	8,767,115
Canadian Imperial Bank of Commerce (Canada)(b)	2.751% (SOFR + .80%)	#	3/17/2023	137,844,000	137,931,385
Citigroup, Inc.	2.70%		10/27/2022	6,024,000	6,022,947
Citigroup, Inc.	3.459% (3 Mo. LIBOR + .69%)	#	10/27/2022	6,182,000	6,182,136

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	$46,012,000	$45,942,820
Citizens Bank NA/Providence RI	3.182% (3 Mo. LIBOR + .95%)	#	3/29/2023	14,500,000	14,493,205
Credit Suisse Group AG (Switzerland)†(b)	2.997% (3 Mo. LIBOR + 1.20%)	#	12/14/2023	20,157,000	20,018,707
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	23,000,000	22,645,826
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	31,766,000	31,433,888
Danske Bank A/S (Denmark)†(b)	1.226%		6/22/2024	11,630,000	10,923,286
Danske Bank A/S (Denmark)†(b)	2.781% (3 Mo. LIBOR + 1.06%)	#	9/12/2023	2,800,000	2,798,302
Danske Bank A/S (Denmark)†(b)	3.875%		9/12/2023	45,195,000	44,778,257
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	73,404,000	73,988,583
Discover Bank	3.35%		2/6/2023	11,789,000	11,760,951
DNB Bank ASA (Norway)†(b)	2.968% (SOFR Index + .81%)	#	3/28/2025	22,826,000	22,257,662
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	16,597,000	16,440,981
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%)	#	3/8/2024	77,783,000	76,268,171
Goldman Sachs Group, Inc. (The)	2.313% (SOFR + .62%)	#	12/6/2023	73,785,000	73,312,850
Goldman Sachs Group, Inc. (The)	2.708% (SOFR + .49%)	#	10/21/2024	63,161,000	62,139,325
Goldman Sachs Group, Inc. (The)	2.835% (SOFR + .54%)	#	11/17/2023	53,778,000	53,595,653
Goldman Sachs Group, Inc. (The)	2.935% (SOFR + .70%)	#	1/24/2025	22,699,000	22,312,793
Goldman Sachs Group, Inc. (The)	3.273% (SOFR + 1.39%)	#	3/15/2024	23,098,000	23,139,397
Goldman Sachs Group, Inc. (The)	3.708% (3 Mo. LIBOR + .75%)	#	2/23/2023	133,230,000	133,229,269
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	39,863,000	39,668,556
Intesa Sanpaolo SpA (Italy)(b)	5.25%		1/12/2024	33,000,000	33,019,280
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	35,300,000	35,127,239
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	113,585,000	112,982,794
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	23,567,000	23,323,365
Macquarie Bank Ltd. (Australia)†(b)	0.441%		12/16/2022	96,940,000	96,098,169
Macquarie Group Ltd. (Australia)†(b)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	22,458,000	22,398,388
Macquarie Group Ltd. (Australia)†(b)	4.063% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	26,123,000	26,110,493

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(b)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	$16,643,000	$16,608,933
Morgan Stanley	0.529% (SOFR + .46%)	#	1/25/2024	94,617,000	93,171,576
Morgan Stanley	0.731% (SOFR + .62%)	#	4/5/2024	64,676,000	63,278,617
Morgan Stanley	2.893% (SOFR + .63%)	#	1/24/2025	54,477,000	53,696,894
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	55,387,000	54,602,325
Morgan Stanley	3.737%(3 Mo. LIBOR + .85%)	#	4/24/2024	93,218,000	92,830,352
Morgan Stanley	4.183% (3 Mo. LIBOR + 1.40%)	#	10/24/2023	22,625,000	22,646,592
Morgan Stanley	4.875%		11/1/2022	17,185,000	17,229,969
National Australia Bank Ltd. (Australia)†(b)	2.131% (3 Mo. LIBOR + .41%)	#	12/13/2022	59,981,000	60,006,182
National Bank of Canada (Canada)†(b)	2.15%		10/7/2022	8,695,000	8,688,342
NatWest Group plc (United Kingdom)(b)	4.269% (3 Mo. LIBOR + 1.76%)	#	3/22/2025	13,887,000	13,735,870
NatWest Group plc (United Kingdom)(b)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	56,995,000	56,694,619
NatWest Markets plc (United Kingdom)†(b)	2.824% (SOFR + .53%)	#	8/12/2024	22,842,000	22,582,397
NatWest Markets plc (United Kingdom)†(b)	3.405% (SOFR + 1.45%)	#	3/22/2025	40,000,000	40,063,581
Nordea Bank Abp (Finland)†(b)	3.60%		6/6/2025	9,273,000	9,093,599
Nordea Bank Abp (Finland)†(b)	4.25%		9/21/2022	51,819,000	51,841,284
Royal Bank of Canada (Canada)(b)	3.10% (3 Mo. LIBOR + .36%)	#	1/17/2023	95,792,000	95,736,840
Royal Bank of Canada (Canada)(b)	3.97%		7/26/2024	42,521,000	42,403,131
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%)	#	3/15/2025	12,444,000	11,648,636
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	125,220,000	124,551,279
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	41,828,000	41,651,120
Standard Chartered plc (United Kingdom)†(b)	3.411% (SOFR + 1.25%)	#	10/14/2023	32,098,000	32,100,905

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	$20,000,000	$19,899,565
Standard Chartered plc (United Kingdom)†(b)	3.95%		1/11/2023	47,578,000	47,462,570
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	30,000,000	30,074,146
Svenska Handelsbanken AB (Sweden)†(b)	3.65%		6/10/2025	15,352,000	15,055,704
Toronto-Dominion Bank (The) (Canada)(b)	2.149% (SOFR + .35%)	#	9/10/2024	4,700,000	4,622,301
Toronto-Dominion Bank (The) (Canada)(b)	3.612% (3 Mo. LIBOR + .53%)	#	12/1/2022	59,538,000	59,585,782
Toronto-Dominion Bank (The) (Canada)(b)	3.766%		6/6/2025	21,896,000	21,657,502
UBS AG (Switzerland)(b)	5.125%		5/15/2024	31,248,000	31,355,806
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	69,639,000	71,190,624
Westpac Banking Corp. (Australia)(b)	2.845% (3 Mo. LIBOR + .39%)	#	1/13/2023	41,123,000	41,108,367
Total					3,831,739,447

Beverages 0.21%
Diageo Investment Corp.	8.00%		9/15/2022	26,863,000	26,910,734

Chemicals 0.07%
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	9,654,000	9,644,124

Commercial Services 0.06%
Triton Container International Ltd.†	0.80%		8/1/2023	7,430,000	7,140,266

Computers 0.20%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	24,992,000	25,253,952

Cosmetics/Personal Care 0.14%
GSK Consumer Healthcare Capital US LLC†	2.879% (SOFR + .89%)	#	3/24/2024	18,242,000	18,217,008

Diversified Financial Services 2.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	24,000,000	23,884,099
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	45,000,000	44,807,933
Aircastle Ltd.	4.40%		9/25/2023	8,000,000	7,953,578
American Express Co.	2.623% (SOFR + .93%)	#	3/4/2025	36,253,000	36,250,295

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	3.693% (3 Mo. LIBOR + .65%)	#	2/27/2023	$5,961,000	$5,962,810
Aviation Capital Group LLC†	3.875%		5/1/2023	8,003,000	7,901,973
Aviation Capital Group LLC†	4.375%		1/30/2024	16,212,000	15,796,358
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	9,147,000	8,738,954
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	21,534,000	21,299,292
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	36,108,000	35,424,316
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	19,291,000	18,177,866
Nasdaq, Inc.	0.445%		12/21/2022	21,504,000	21,293,904
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,092,000	4,069,122
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	22,918,000	22,643,504
Total					274,204,004

Electric 3.69%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	3.625%		1/12/2023	5,690,000	5,692,282
American Electric Power Co., Inc.	3.262% (3 Mo. LIBOR + .48%)	#	11/1/2023	32,614,000	32,507,923
CenterPoint Energy, Inc.	2.944% (SOFR Index + .65%)	#	5/13/2024	43,573,000	43,109,414
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	30,753,000	30,312,310
Dominion Energy, Inc.	2.359% (3 Mo. LIBOR + .53%)	#	9/15/2023	33,869,000	33,754,536
DTE Energy Co.	0.55%		11/1/2022	67,590,000	67,283,727
Jersey Central Power & Light Co.†	4.70%		4/1/2024	14,500,000	14,433,207
Metropolitan Edison Co.†	3.50%		3/15/2023	2,000,000	1,996,592
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	13,554,724
NextEra Energy Capital Holdings, Inc.	2.694% (SOFR Index + .40%)	#	11/3/2023	57,251,000	56,770,254
NextEra Energy Capital Holdings, Inc.	2.837% (SOFR Index + .54%)	#	3/1/2023	27,104,000	27,071,771
NextEra Energy Capital Holdings, Inc.	2.94%		3/21/2024	68,703,000	67,543,265
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	9,454,000	9,459,573
OGE Energy Corp.	0.703%		5/26/2023	5,434,000	5,306,103
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(b)	3.473%		4/8/2023	41,983,000	41,864,524
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(b)	4.00%		4/8/2024	20,106,000	20,170,038
Total					470,830,243

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 0.60%
Atmos Energy Corp.	2.07% (3 Mo. LIBOR + .38%)	#	3/9/2023	$27,228,000	$27,220,815
CenterPoint Energy Resources Corp.	3.60% (3 Mo. LIBOR + .50%)	#	3/2/2023	17,322,000	17,295,933
ONE Gas, Inc.	2.331% (3 Mo. LIBOR + .61%)		3/11/2023	31,984,000	31,985,271
Total					76,502,019

Health Care-Products 0.71%
Thermo Fisher Scientific, Inc.	2.527% (SOFR Index + .35%)	#	4/18/2023	45,122,000	45,101,852
Thermo Fisher Scientific, Inc.	2.567% (SOFR Index + .39%)	#	10/18/2023	31,586,000	31,461,144
Thermo Fisher Scientific, Inc.	2.707% (SOFR Index + .53%)	#	10/18/2024	13,647,000	13,525,022
Total					90,088,018

Insurance 1.16%
Brighthouse Financial Global Funding†	2.886% (SOFR + .76%)	#	4/12/2024	19,741,000	19,536,563
GA Global Funding Trust†	0.80%		9/13/2024	13,745,000	12,654,230
GA Global Funding Trust†	3.477% (SOFR + 1.36%)	#	4/11/2025	45,784,000	44,898,211
Metropolitan Life Global Funding I†	2.722% (SOFR + .57%)	#	1/13/2023	70,611,000	70,680,593
Total					147,769,597

Lodging 0.28%
Hyatt Hotels Corp.	1.80%		10/1/2024	11,059,000	10,517,212
Hyatt Hotels Corp.	3.102% (SOFR Index + 1.05%)	#	10/1/2023	26,113,000	25,891,787
Total					36,408,999

Media 0.51%
Charter Communications Operating
LLC/Charter Communications
Operating Capital	4.432% (3 Mo. LIBOR + 1.65%)	#	2/1/2024	65,224,000	65,620,559

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining 1.19%
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%		10/25/2022	$34,778,000	$34,818,690
Glencore Funding LLC†	4.125%		5/30/2023	18,458,000	18,439,542
Glencore Funding LLC†	4.125%		3/12/2024	42,858,000	42,577,565
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	55,650,120
Total					151,485,917

Miscellaneous Manufacturing 0.23%
Parker-Hannifin Corp.	3.65%		6/15/2024	29,308,000	29,050,290

Pharmaceuticals 0.98%
AbbVie, Inc.	3.634% (3 Mo. LIBOR + .65%)	#	11/21/2022	74,727,000	74,791,592
AstraZeneca plc (United Kingdom)(b)	3.607% (3 Mo. LIBOR + .67%)	#	8/17/2023	7,157,000	7,179,437
Bayer US Finance II LLC†	2.839% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	13,568,000	13,562,544
Cigna Corp.	3.402% (3 Mo. LIBOR + .89%)	#	7/15/2023	30,112,000	30,170,775
Total					125,704,348

Pipelines 0.30%
Enbridge, Inc. (Canada)(b)	2.925% (SOFR Index + .63%)	#	2/16/2024	31,647,000	31,400,521
Kinder Morgan, Inc.	3.15%		1/15/2023	6,600,000	6,587,179
Total					37,987,700

REITS 0.15%
Simon Property Group LP	2.547% (SOFR Index + .43%)	#	1/11/2024	19,480,000	19,304,334

Savings & Loans 0.18%
Nationwide Building Society (United Kingdom)†(b)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	23,734,000	23,624,389

Semiconductors 0.23%
Marvell Technology, Inc.	4.20%		6/22/2023	29,372,000	29,319,464

Telecommunications 0.38%
AT&T, Inc.	2.635% (SOFR Index + .64%)	#	3/25/2024	33,143,000	32,947,867
Ooredoo International Finance Ltd.†	3.25%		2/21/2023	15,894,000	15,856,252
Total					48,804,119

334	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation 0.17%
Pelabuhan Indonesia Persero PT (Indonesia)†(b)	4.50%	5/2/2023	$21,273,000	$21,304,697
Total Corporate Bonds (cost $6,292,941,295)				6,204,753,969

FLOATING RATE LOANS(c) 3.74%

Chemicals 0.46%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	4.057% (3 Mo. LIBOR + 1.25%)	1/17/2023	58,398,254	58,325,256

Diversified Financial Services 1.61%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	4.118% (1 Mo. LIBOR + 1.75%)	1/15/2025	32,626,567	32,200,627
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	4.00% (3 Mo. LIBOR + 1.75%)	10/6/2023	172,622,654	172,748,669
Total				204,949,296

Electric 0.38%
Tampa Electric Company Term Loan	2.918% (1 Mo. LIBOR + .55%)	12/16/2022	49,100,000	48,618,820

Health Care Services 0.03%
Humana Inc. Delayed Draw Term Loan	3.774% (1 Mo. LIBOR + 1.25%)	5/28/2024	4,500,000	4,471,875	(d)

Media 0.76%
Charter Communications Operating, LLC 2019 Term Loan B1	4.28% (1 Mo. LIBOR + 1.75%)	4/30/2025	97,624,512	96,639,481

Real Estate Investment Trusts 0.50%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	3.50% (1 Mo. LIBOR + 1.13%)	12/8/2023	24,629,929	24,568,354
Invitation Homes Operating Partnership LP 2020 Term Loan A	3.358% (1 Mo. LIBOR + .99%)	1/31/2025	40,000,000	39,800,000
Total				64,368,354
Total Floating Rate Loans (cost $479,250,889)				477,373,082

See Notes to Schedule of Investments.	335

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.28%
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(e)	9/25/2066	$24,040,048	$20,554,318
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(e)	10/25/2066	16,835,975	15,066,475
BBCMS Mortgage Trust 2017-DELC A†	3.366% (1 Mo. LIBOR + .85%)	#	8/15/2036	10,660,000	10,502,991
BFLD 2019-DPLO A†	3.481% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	11,780,000	11,584,834
BX Commercial Mortgage Trust 2021-XL2 A†	3.08% (1 Mo. LIBOR + .69%)	#	10/15/2038	41,455,050	39,987,947
BX Trust 2021-ARIA A†	3.29% (1 Mo. LIBOR + .90%)	#	10/15/2036	73,640,000	70,535,131
BXHPP Trust 2021-FILM A†	3.041% (1 Mo. LIBOR + .65%)	#	8/15/2036	29,800,000	28,270,047
BXMT Ltd. 2020-FL2 A†	3.311% (1 Mo. Term SOFR + 1.01%)	#	2/15/2038	47,080,000	46,462,075
BXMT Ltd. 2021-FL4 A†	3.049% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	49,175,000	48,664,417
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(e)	8/25/2066	43,516,943	37,272,949
COLT Mortgage Loan Trust 2021-3 A1†	0.956%	#(e)	9/27/2066	16,719,993	14,215,435
Connecticut Avenue Securities Trust 2021-R01 1M1†	2.933% (1 Mo. SOFR + .75%)	#	10/25/2041	11,895,599	11,869,937
Connecticut Avenue Securities Trust 2022-R02 2M1†	3.383% (1 Mo. SOFR + 1.20%)	#	1/25/2042	27,381,640	27,204,012
Credit Suisse Mortgage Capital Certificates 2021-NQM4 A1†	1.101%	#(e)	5/25/2066	16,717,368	14,352,121
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(e)	5/25/2066	41,007,487	33,809,312
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(e)	10/25/2066	27,576,543	24,073,007
DBCG BBG Mortgage Trust 2017-BBG A†	3.092% (1 Mo. LIBOR + .70%)	#	6/15/2034	4,040,000	3,976,590
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(e)	8/25/2066	23,358,960	20,965,809
EQUS Mortgage Trust 2021-EQAZ A†	3.146% (1 Mo. LIBOR + .75%)	#	10/15/2038	39,891,000	38,655,588
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	3.083% (1 Mo. SOFR + .90%)	#	11/25/2041	21,835,787	21,622,006

336	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-DNA3 M1†	2.933% (1 Mo. SOFR + .75%)	#	10/25/2033	$9,253,343	$9,205,463
Freddie Mac STACR REMIC Trust 2021-DNA6 M1†	2.983% (1 Mo. SOFR + .80%)	#	10/25/2041	27,510,000	27,226,675
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	2.883% (1 Mo. SOFR + .70%)	#	8/25/2033	4,946,724	4,930,148
Freddie Mac STACR REMIC Trust 2021-HQA2 M1†	2.883% (1 Mo. SOFR + .70%)	#	12/25/2033	6,215,452	6,174,033
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	3.033% (1 Mo. SOFR + .85%)	#	9/25/2041	14,956,955	14,539,783
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.133% (1 Mo. SOFR + .95%)	#	12/25/2041	31,860,000	30,974,442
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	3.183% (1 Mo. SOFR + 1.00%)	#	1/25/2042	31,718,352	31,035,043
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M1†	2.983% (1 Mo. SOFR + .80%)	#	8/25/2033	6,430,714	6,412,965
Great Wolf Trust 2019-WOLF A†	3.425% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	14,400,000	14,092,210
GS Mortgage Securities Corp. Trust 2018-HULA A†	3.311% (1 Mo. LIBOR + .92%)	#	7/15/2025	15,002,270	14,702,588
GS Mortgage Securities Corp. Trust 2021-RENT A†	3.068% (1 Mo. LIBOR + .70%)	#	11/21/2035	24,496,195	23,989,187
GS Mortgage Securities Corp. Trust 2021-ROSS A†	3.542% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	40,000,000	38,441,756
Hilton Orlando Trust 2018-ORL A†	3.311% (1 Mo. LIBOR + .92%)	#	12/15/2034	36,955,000	36,184,769
KIND Trust 2021-KIND A†	3.341% (1 Mo. LIBOR + .95%)	#	8/15/2038	24,700,997	23,762,322
MFRA Trust 2021-NQM2 A1†	1.029%	#(e)	11/25/2064	22,599,334	20,120,065
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	2.889% (1 Mo. LIBOR + .50%)	#	9/10/2022	72,900,000	72,972,805

See Notes to Schedule of Investments.	337

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust 2021-NQM3 A1†	1.054%	#(e)	7/25/2061	$46,363,311	$38,383,425
ONE Mortgage Trust 2021-PARK A†	3.091% (1 Mo. LIBOR + .70%)	#	3/15/2036	49,520,000	47,814,863
PFP Ltd. 2021-7 A†	3.241% (1 Mo. LIBOR + .85%)	#	4/14/2038	37,462,903	36,780,486
Ready Capital Mortgage Financing LLC 2021-FL5 A†	3.444% (1 Mo. LIBOR + 1.00%)	#	4/25/2038	38,215,783	37,644,524
VASA Trust 2021-VASA A†	3.291% (1 Mo. LIBOR + .90%)	#	7/15/2039	45,750,000	43,889,961
Verus Securitization Trust 2021-4 A1†	0.938%	#(e)	7/25/2066	47,546,945	40,372,482
Verus Securitization Trust 2021-5 A1†	1.013%	#(e)	9/25/2066	21,481,763	18,901,936
Verus Securitization Trust 2021-5 A2†	1.218%	#(e)	9/25/2066	6,840,464	5,900,270
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,254,889,972)					1,184,097,202
Total Long-Term Investments (cost $11,551,933,555)					11,313,637,252

SHORT-TERM INVESTMENTS 10.14%

COMMERCIAL PAPER 6.75%

Electric 0.34%
Dominion Energy, Inc.	2.69%		9/13/2022	17,831,000	17,815,249
Hawaiian Electric Industries, Inc.	2.942%		9/6/2022	25,916,000	25,905,562
Total					43,720,811

Electronics 1.31%
Arrow Electronics, Inc.	2.993%		9/2/2022	30,000,000	29,997,542
Arrow Electronics, Inc.	3.046%		9/6/2022	137,717,000	137,659,617
Total					167,657,159

Food 0.27%
Mondelez International, Inc.	2.619%		9/6/2022	34,605,000	34,592,600

Health Care-Services 1.35%
CommonSpirit Health	3.554%		9/8/2022	71,893,000	71,844,073
CommonSpirit Health	3.554%		9/15/2022	100,000,000	99,863,889
Total					171,707,962

Housewares 0.38%
Newell Brands, Inc.	3.20%		9/1/2022	15,678,000	15,678,000
Newell Brands, Inc.	3.504%		9/16/2022	32,500,000	32,453,281
Total					48,131,281

338	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.65%
ONEOK, Inc.	2.943%	9/7/2022	$38,866,000	$38,847,215
Ovintiv, Inc.	3.145%	9/6/2022	12,000,000	11,994,834
Ovintiv, Inc.	3.146%	9/8/2022	32,061,000	32,041,674
Total				82,883,723

Pipelines 0.82%
Targa Resources Corp.	3.095%	9/6/2022	40,000,000	39,983,056
Targa Resources Corp.	3.095%	9/7/2022	35,250,000	35,232,081
Targa Resources Corp.	3.146%	9/6/2022	29,294,000	29,281,387
Total				104,496,524

REITS 1.27%
Crown Castle, Inc.	3.095%	9/1/2022	71,147,000	71,147,000
Crown Castle, Inc.	3.168%	9/7/2022	68,769,000	68,733,240
Crown Castle, Inc.	3.177%	9/13/2022	22,603,000	22,579,418
Total				162,459,658

Retail 0.36%
Dollarama, Inc.	2.70%	9/7/2022	45,895,000	45,874,730
Total Commercial Paper (cost $861,524,448)				861,524,448

U.S. TREASURY OBLIGATIONS 3.39%
U.S. Treasury Bill	Zero Coupon	10/27/2022	252,061,000	251,065,079
U.S. Treasury Bill	Zero Coupon	2/16/2023	184,925,000	182,171,363
Total U.S. Treasury Obligations (cost $433,388,963)				433,236,442
Total Short-Term Investments (cost $1,294,913,411)				1,294,760,890
Total Investments in Securities 98.77% (cost $12,846,846,966)				12,608,398,142
Other Assets and Liabilities – Net 1.23%				157,223,328
Net Assets 100.00%				$12,765,621,470

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2022, the total value of Rule 144A securities was $5,933,374,440, which represents 46.48% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2022.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2022.

See Notes to Schedule of Investments.	339

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND August 31, 2022

(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,447,412,999	$–	$3,447,412,999
Corporate Bonds	–	6,204,753,969	–	6,204,753,969
Floating Rate Loans
Health Care Services	–	–	4,471,875	4,471,875
Remaining Industries	–	472,901,207	–	472,901,207
Non-Agency Commercial
Mortgage-Backed Securities	–	1,184,097,202	–	1,184,097,202
Short-Term Investments
Commercial Paper	–	861,524,448	–	861,524,448
U.S. Treasury Obligations	–	433,236,442	–	433,236,442
Total	$–	$12,603,926,267	$4,471,875	$12,608,398,142

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

340	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

All Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2022 the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Floating Rate Fund	$71,256,653	$73,573,750
High Yield Fund	3,206,826	3,256,986

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the period ended August 31, 2022:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss	)	Change in Appreciation (Depreciation )	Value at 8/31/2022	Shares as of 8/31/2022	Dividend Income
Lord Abbett Convertible Fund-Class I	$38,141,381	$139,855,501	$(44,213,255)	$1,021,461	(a)	$(3,206,620)	$126,440,173	9,478,274	$821,575
Lord Abbett Core Fixed Income Fund-Class I	87,721,578	108,823,502	(335,819)	289,414	(b)	(13,214,598)	182,962,510	18,940,218	2,096,038
Lord Abbett Durable Growth Fund-Class I	177,699,338	169,148,431	(36,537,870)	4,123,218		(50,976,182)	263,456,935	16,791,392	–
Lord Abbett Emerging Markets Bond Fund-Class I	119,016,869	3,728,510	(7,092,312)	(591,001)		(21,052,580)	94,009,486	23,679,971	3,728,509
Lord Abbett Floating Rate Loan Fund-Class I	11,472,224	110,134,885	(92,446,624)	(6,114,020)		(903,852)	22,142,613	2,764,371	2,267,251
Lord Abbett Focused Large Cap Value Fund-Class I	492,032,108	126,118,950	(417,367,043)	(18,628,649)		(17,702,991)	164,452,375	12,263,413	–
Lord Abbett Focused Small Cap Value Fund-Class I	13,971,351	250,000	(13,762,145)	767,690		(1,226,896)	–	–	–
Lord Abbett Fundamental Equity Fund-Class I	166,762,679	113,236,227	(40,027,008)	4,781,987		(10,782,575)	233,971,310	19,037,535	–
Lord Abbett Growth Leaders Fund-Class I	299,984,032	80,121,488	(137,328,595)	3,131,187		(96,066,591)	149,841,521	5,038,383	–
Lord Abbett Growth Opportunities Fund-Class I	158,387,442	95,043,388	(27,023,102)	20,892,473	(c)	(59,780,235)	166,694,503	7,126,742	–
Lord Abbett High Yield Fund-Class I	451,367,037	14,826,013	(196,377,054)	(22,062,343	)(d)	(34,535,894)	212,613,643	33,694,714	14,221,897
Lord Abbett Inflation Focused Fund-Class I	137,252,289	2,959,469	(63,695,874)	1,975,008		(7,542,288)	70,948,604	5,917,315	2,709,469
Lord Abbett International Equity Fund-Class I	106,067,394	12,621,520	(5,703,398)	9,700,929	(e)	(30,678,787)	81,162,669	6,571,876	1,601,531

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Change in Appreciation (Depreciation )	Value at 8/31/2022	Shares as of 8/31/2022	Dividend Income
Lord Abbett International Value Fund-Class I	$210,076,641	$7,702,747	$(121,959,004)	$(4,273,549)	$(23,259,318)	$68,287,517	10,521,960	$7,477,747
Lord Abbett Mid-Cap Stock Fund-Class I	120,558,068	42,969,070	(92,891,725)	24,851,972 (f)	(26,261,397)	59,358,333	2,032,820	1,203,717
Lord Abbett Short Duration Income Fund-Class I	15,670,366	100,787,078	(57,414,582)	(609,147)	(58,393)	58,375,322	14,929,750	187,719
Lord Abbett Ultra Short Bond Fund-Class I	–	344,483,475	(176,013,469)	(914,778)	200,783	167,756,011	17,048,375	796,006
Lord Abbett Value Opportunities Fund-Class I	108,120,324	–	(101,219,268)	(16,406,687)	9,505,631	–	–	–
Total				$1,935,165	$(387,542,783)	$2,122,473,525		$37,111,459

(a)	Includes $5,158,295 of distributed capital gains.
(b)	Includes $321,567 of distributed capital gains.
(c)	Includes $20,825,463 of distributed capital gains.
(d)	Includes $604,116 of distributed capital gains.
(e)	Includes $10,844,989 of distributed capital gains.
(f)	Includes $9,867,655 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss	)	Change in Appreciation (Depreciation )	Value at 8/31/2022	Shares as of 8/31/2022	Dividend Income
Lord Abbett Convertible Fund-Class I	$12,935,007	$67,061,525	$(19,939,436)	$1,584,706	(a)	$(2,019,144)	$57,890,937	4,339,650	$325,100
Lord Abbett Core Fixed Income Fund-Class I	164,060,863	109,609,250	–	681,194	(b)	(26,244,230)	247,425,883	25,613,446	3,701,104
Lord Abbett Durable Growth Fund-Class I	67,358,168	69,498,336	(13,447,308)	(170,062)		(15,241,523)	107,997,611	6,883,213	–
Lord Abbett Emerging Markets Bond Fund-Class I	62,761,365	1,944,683	(4,649,596)	(649,768)		(10,618,041)	48,788,643	12,289,331	1,944,684
Lord Abbett Floating Rate Loan Fund-Class I	38,184,802	54,162,563	(71,756,531)	(4,027,307)		(904,133)	15,659,394	1,954,981	1,937,068
Lord Abbett Focused Large Cap Value Fund-Class I	147,095,808	30,225,502	(127,660,508)	(8,300,349)		(3,222,369)	38,138,084	2,844,003	–
Lord Abbett Focused Small Cap Value Fund-Class I	5,353,035	–	(5,181,546)	325,375		(496,864)	–	–	–
Lord Abbett Fundamental Equity Fund-Class I	57,433,506	36,471,413	(15,930,330)	2,077,262		(3,250,825)	76,801,026	6,249,066	–
Lord Abbett Growth Leaders Fund-Class I	89,024,074	10,475,788	(39,966,654)	(5,071,274)		(21,424,012)	33,037,922	1,110,892	–
Lord Abbett Growth Opportunities Fund-Class I	49,248,133	6,532,246	(11,410,534)	6,660,654	(c)	(18,793,993)	25,704,260	1,098,942	–
Lord Abbett High Yield Fund-Class I	232,287,718	7,909,121	(77,451,328)	(8,818,915	)(d)	(21,210,821)	132,404,920	20,983,347	7,598,266
Lord Abbett Inflation Focused Fund-Class I	107,147,185	2,152,239	(52,051,928)	896,270		(5,148,856)	52,994,910	4,419,926	2,152,238
Lord Abbett Intermediate Tax Free fund-Class I	21,821,309	–	(21,821,309)	547,678		(547,678)	–	–	3,089
Lord Abbett International Equity Fund-Class I	54,072,999	6,345,217	(2,951,027)	5,618,038	(e)	(16,303,998)	41,252,470	3,340,281	816,458

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Change in Appreciation (Depreciation )	Value at 8/31/2022	Shares as of 8/31/2022	Dividend Income
Lord Abbett International Value Fund-Class I	$90,413,587	$3,282,752	$(49,602,135)	$(3,220,280)	$(8,756,648)	$32,117,276	4,948,733	$3,282,751
Lord Abbett Mid-Cap Stock Fund-Class I	37,452,060	13,855,635	(30,871,073)	6,563,321 (f)	(9,609,711)	17,151,946	587,395	378,694
Lord Abbett Short Duration Income Fund-Class I	13,086,250	49,798,883	(31,294,384)	(447,373)	30,097	31,173,473	7,972,755	125,971
Lord Abbett Ultra Short Bond Fund-Class I	–	130,794,256	(49,659,925)	(171,493)	33,044	80,995,882	8,231,289	278,077
Lord Abbett Value Opportunities Fund-Class I	33,581,195	–	(31,317,054)	(5,217,986)	2,953,845	–	–	–
Total				$(11,140,309)	$(160,775,860)	$1,039,534,636		$22,543,500

(a)	Includes $1,731,721 of distributed capital gains.
(b)	Represents $681,194 of distributed capital gains.
(c)	Includes $6,532,246 of distributed capital gains.
(d)	Includes $310,855 of distributed capital gains.
(e)	Includes $5,528,759 of distributed capital gains.
(f)	Includes $238,286 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of August 31, 2022, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.96%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	8.62%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	12.41%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.43%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.04%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	7.75%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	11.02%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.06%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	7.85%
Lord Abbett Investment Trust-High Yield Fund-Class I	10.02%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.34%
Lord Abbett Securities Trust-International Equity Fund-Class I	3.83%
Lord Abbett Securities Trust-International Value Fund-Class I	3.22%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.80%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2.75%
Lord Abbett Ultra Short Bond Fund-Class I	7.90%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.57%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	23.80%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	10.39%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.69%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.50%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	3.67%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.39%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	3.18%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.47%
Lord Abbett Investment Trust-High Yield Fund-Class I	12.74%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.10%
Lord Abbett Securities Trust-International Equity Fund-Class I	3.97%
Lord Abbett Securities Trust-International Value Fund-Class I	3.09%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1.65%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.00%
Lord Abbett Ultra Short Bond Fund-Class I	7.79%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of August 31, 2022, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments
Canopy Growth Corp., 4.250%, 7/15/2023	4.65%
NextEra Energy, Inc., 6.219%, 9/1/2023	3.86%
Chegg, Inc., Zero Coupon, 9/1/2026	3.45%
Palo Alto Networks, Inc., 0.375%, 6/1/2025	3.24%
Block, Inc., Zero Coupon, 5/1/2026	2.61%
Enphase Energy, Inc., 3/1/2028	2.55%
Shopify, Inc., 0.125%, 11/1/2025	2.53%
Sunrun, Inc., Zero Coupon, 2/1/2026	2.27%
MongoDB, Inc., 0.250%, 1/15/2026	2.24%
Airbnb, Inc., Zero Coupon, 3/15/2026	2.04%

Holdings by Sector	% of Investments
Basic Materials	0.44%
Communications	24.71%
Consumer Cyclical	6.28%
Consumer Non Cyclical	24.28%
Energy	10.24%
Financials	2.43%
Industrial	8.64%
Technology	16.76%
Utilities	6.09%
Repurchase Agreements	0.13%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.750%, 7/31/2027	5.69%
U.S. Treasury Bond, 3.250%, 5/15/2042	4.68%
U.S. Treasury Note, 3.250%, 8/31/2024	4.25%
U.S. Treasury Note, 3.250%, 6/30/2027	1.96%
U.S. Treasury Note, 2.750%, 8/15/2032	1.92%
Ginnie Mae, 4.500%, TBA	1.72%
Fannie Mae or Freddie Mac, 3.000%, TBA	1.71%
U.S. Treasury Note, 3.000%, 6/30/2024	1.61%
U.S. Treasury Bill, Zero Coupon, 10/27/2022	1.58%
Fannie Mae or Freddie Mac, 4.500%, TBA	1.50%

Holdings by Sector	% of Investments
Asset-Backed Securities	12.88%
Basic Materials	0.57%
Communications	1.59%
Consumer Cyclical	0.83%
Consumer Non-Cyclical	1.77%
Energy	3.35%
Financials	11.39%
Foreign Government	1.84%
Industrials	0.80%
Mortgage-Backed Securities	4.66%
Technology	1.28%
U.S. Government	52.49%
Utilities	3.89%
Repurchase Agreements	2.66%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	10.01%
Apple, Inc.	7.77%
Amazon.com, Inc.	7.34%
Alphabet, Inc.	4.69%
Tesla, Inc.	4.03%
Mastercard, Inc.	3.72%
NVIDIA Corp.	3.04%
Eli Lilly & Co.	2.29%
Coca-Cola Co. (The)	2.11%
Cadence Design Systems, Inc.	1.79%

Holdings by Sector	% of Investments
Communication Services	6.36%
Consumer Discretionary	19.15%
Consumer Staples	6.64%
Energy	0.56%
Financials	2.00%
Health Care	11.77%
Industrials	8.36%
Information Technology	37.61%
Materials	3.55%
Real Estate	2.35%
Repurchase Agreements	1.65%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Bond Fund, Inc. - Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Oman Government International Bond, 4.750%, 6/15/2026	2.20%
Republic of Egypt, 3.875%, 2/16/2026	1.71%
State of Qatar, 3.250%, 6/2/2026	1.49%
Saudi International Bond, 3.450%, 2/2/2061	1.32%
Philippine Government International Bond, 2.650%, 12/10/2045	1.29%
United Mexican States, 2.659%, 5/24/2031	1.25%
Petroleos Mexicanos, 6.700%, 2/16/2032	1.25%
Republic of Turkey, 4.250%, 4/14/2026	1.11%
Republic of Angola, 8.250%, 5/9/2028	1.11%
Abu Dhabi Government International Bond, 1.700%, 3/2/2031	1.09%

Holdings by Sector	% of Investments
Basic Materials	1.37%
Communications	0.68%
Consumer, Non-cyclical	1.59%
Energy	15.20%
Financial	5.88%
Industrial	0.57%
Technology	0.64%
Utilities	5.20%
Foreign Government	63.43%
U.S. Government	0.92%
Repurchase Agreements	4.52%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Floating Rate Loan Fund

Ten Largest Holdings	% of Investments
SPDR Blackstone Senior Loan ETF	1.05%
AAdvantage Loyalty IP Ltd. 2021 Term Loan, 7.46%, 4/20/2028	0.75%
Medline Borrower, LP USD Term Loan B, 5.774%, 10/23/2028	0.64%
Peraton Corp. Term Loan B, 6.274%, 2/1/2028	0.52%
McAfee, LLC 2022 USD Term Loan B, 6.157%, 3/1/2029	0.52%
Gainwell Acquisition Corp. Term Loan B, 6.25%, 10/1/2027	0.52%
Jazz Financing Lux S.a.r.l. USD Term Loan, 6.024%, 5/5/2028	0.50%
Ultimate Software Group Inc (The) 2021 Term Loan, 5.535%, 5/4/2026	0.49%
Verscend Holding Corp. 2021 Term Loan B, 6.524%, 8/27/2025	0.49%
MH Sub I, LLC 2020 Incremental Term Loan, 6.274%, 9/13/2024	0.49%

Holdings by Sector	% of Investments
Aerospace	0.36%
Asset-Backed Securities	0.32%
Basic Materials	1.93%
Communications	9.74%
Consumer Non-Durables	0.22%
Consumer Cyclical	14.45%
Consumer Non-cyclical	17.81%
Energy	6.22%
Financial	9.20%
Gaming/Leisure	0.16%
Industrial	9.62%
Manufacturing	0.26%
Retail	0.10%
Service	0.07%
Technology	17.20%
Transportation	0.42%
Utilities	1.50%
Money Market Funds	0.86%
Time Deposits	0.10%
Repurchase Agreements	9.46%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Allstate Corp. (The)	4.23%
Raytheon Technologies Corp.	4.04%
Ameriprise Financial, Inc.	3.90%
KKR & Co., Inc.	3.82%
CVS Health Corp.	3.71%
Wells Fargo & Co.	3.70%
NRG Energy, Inc.	3.46%
T-Mobile US, Inc.	3.24%
Centene Corp.	3.18%
Organon & Co.	3.18%

Holdings by Sector	% of Investments
Communication Services	5.49%
Consumer Discretionary	8.00%
Consumer Staples	4.45%
Energy	8.61%
Financials	20.59%
Health Care	18.44%
Industrials	11.83%
Information Technology	9.18%
Materials	5.78%
Utilities	3.46%
Repurchase Agreements	4.17%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Fundamental Equity Fund

Ten Largest Holdings	% of Investments
UnitedHealth Group, Inc.	2.99%
Pfizer, Inc.	2.68%
Raytheon Technologies Corp.	2.53%
Chesapeake Energy Corp.	2.49%
Alphabet, Inc.	2.34%
Procter & Gamble Co. (The)	2.32%
Shell plc	2.21%
Allstate Corp. (The)	2.15%
Pioneer Natural Resources Co.	2.12%
Wells Fargo & Co.	2.06%

Holdings by Sector	% of Investments
Communication Services	5.43%
Consumer Discretionary	8.04%
Consumer Staples	5.26%
Energy	8.60%
Financials	19.57%
Health Care	15.24%
Industrials	12.95%
Information Technology	11.34%
Materials	5.13%
Real Estate	3.87%
Utilities	2.82%
Repurchase Agreements	1.75%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Growth Leaders Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	9.72%
Microsoft Corp.	9.09%
Alphabet, Inc.	5.88%
Tesla, Inc.	4.89%
Amazon.com, Inc.	3.65%
Enphase Energy, Inc.	3.08%
Monolithic Power Systems, Inc.	2.35%
Vertex Pharmaceuticals, Inc.	2.30%
Atlassian Corp. plc	1.99%
Mastercard, Inc.	1.98%

Holdings by Sector	% of Investments
Communication Services	7.94%
Consumer Discretionary	15.01%
Consumer Staples	1.53%
Energy	1.73%
Health Care	16.21%
Industrials	1.67%
Information Technology	51.35%
Materials	0.83%
Repurchase Agreements	3.73%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc, - Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Cadence Design Systems, Inc.	3.98%
Chipotle Mexican Grill, Inc.	2.70%
Amphenol Corp.	2.58%
Enphase Energy, Inc.	2.31%
Crowdstrike Holdings, Inc.	2.11%
Arista Networks, Inc.	2.08%
SBA Communications Corp.	2.04%
TransDigm Group, Inc.	2.02%
Lululemon Athletica, Inc.	2.01%
Vulcan Materials Co.	1.92%

Holdings by Sector	% of Investments
Basic Matrerials	1.66%
Communication	6.52%
Consumer Cyclical	12.12%
Consumer Non-Cyclical	26.17%
Energy	5.26%
Financials	3.82%
Industrials	19.31%
Technology	23.37%
Money Market Funds	0.16%
Time Deposits	0.02%
Repurchase Agreements	1.59%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	0.98%
Occidental Petroleum Corp., 6.125%, 1/1/2031	0.95%
Tenet Healthcare Corp., 4.375%, 1/15/2030	0.75%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.69%
Jazz Securities DAC, 4.375%, 1/15/2029	0.64%
Ford Motor Credit Co. LLC, 2.900%, 2/10/2029	0.60%
Medline Borrower LP, 3.875%, 4/1/2029	0.54%
Centene Corp., 4.625%, 12/15/2029	0.49%
CHS/Community Health Systems, Inc., 4.750%, 2/15/2031	0.48%
Ford Motor Co., 3.250%, 2/12/2032	0.48%

Holdings by Sector	% of Investments
Asset Backed Securities	1.08%
Basic Materials	7.07%
Communications	7.83%
Consumer Cyclical	19.87%
Consumer Non-cyclical	18.82%
Energy	21.84%
Financials	6.18%
Industrials	8.20%
Mortgage-Backed Securities	1.29%
Technology	4.17%
Utilities	3.58%
Money Market Funds	0.06%
Time deposit	0.01%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation Indexed Bond, .125%, 2/15/2052	1.64%
U.S. Treasury Bill, Zero Coupon, 2/16/2023	1.61%
STAR Trust 2022-SFR3, A, 3.947%, 5/17/2024	0.94%
Charter Communications Operating, LLC, 2019 Term Loan B1, 4.28%, 4/30/2025	0.72%
BDS Ltd. 2022-FL11, 4.101%3/19/2039	0.63%
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1A, 3.333%, 1/15/2037	0.62%
LoanCore Issuer Ltd. 2022-CRE7 A, 3.533%, 1/17/2037	0.61%
BXHPP Trust 2021-FILM A, 3.401%, 1/15/2039	0.60%
UBS AG, 5.125%, 5/15/2024	0.58%
MF1 Ltd. 2021-FL7 A, 3.457%, 10/16/2036	0.57%

Holdings by Sector	% of Investments
Asset Backed Securities	27.89%
Basic Materials	2.57%
Communications	2.73%
Consumer Cyclical	5.99%
Consumer Non-cyclical	3.44%
Energy	6.21%
Financials	22.26%
Foreign Government	0.05%
Industrial	1.12%
Mortgage-Backed Securities	17.77%
Municipals	0.07%
Technology	1.28%
Utilities	4.02%
U.S. Government	3.66%
Repurchase Agreements	0.94%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA	2.38%
Novo Nordisk A/S	2.23%
LVMH Moet Hennessy Louis Vuitton SE	2.13%
AstraZeneca plc	1.93%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.92%
Shell plc	1.87%
ASML Holding NV	1.75%
Alibaba Group Holding Ltd.	1.74%
L’Oreal SA	1.68%
BHP Group Ltd.	1.59%

Holdings by Sector	% of Investments
Communication Services	5.42%
Consumer Discretionary	14.50%
Consumer Staples	10.19%
Energy	6.87%
Financials	18.75%
Health Care	11.61%
Industrials	12.55%
Information Technology	10.27%
Materials	6.25%
Utilities	1.99%
Repurchase Agreements	1.60%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Value Fund

Ten Largest Holdings	% of Investments
Shell plc	4.28%
Unilever plc	3.03%
Toyota Motor Corp.	2.55%
BHP Group Ltd.	2.54%
Novartis AG Registered Shares	2.54%
Orange SA	2.32%
Sanofi	2.18%
AstraZeneca plc	2.09%
Sumitomo Mitsui Financial Group, Inc.	2.05%
United Overseas Bank Ltd.	1.93%

Holdings by Sector	% of Investments
Communication Services	3.54%
Consumer Discretionary	10.03%
Consumer Staples	12.70%
Energy	9.09%
Financials	23.71%
Health Care	9.47%
Industrials	15.22%
Information Technology	3.40%
Materials	5.12%
Real Estate	2.53%
Utilities	4.69%
Repurchase Agreements	0.50%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Tapestry, Inc.	2.79%
Azenta, Inc.	2.43%
Alcoa Corp	2.34%
Evoercore, Inc	2.23%
Horizon Therapeutics plc	2.20%
Decker Outdoor Corp.	2.14%
Equitable Holdings, Inc.	2.12%
Hilton Worldwide Holdings, Inc.	2.11%
Fidelity National Financial	2.05%
Teradyne, Inc.	2.01%

Holdings by Sector	% of Investments
Communication Services	1.77%
Consumer Discretionary	12.53%
Consumer Staples	5.06%
Energy	2.92%
Financials	16.90%
Health Care	9.66%
Industrials	16.47%
Information Technology	9.59%
Materials	11.42%
Real Estate	7.74%
Utilities	5.44%
Repurchase Agreements	0.50%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 3.000%, 6/30/2024	2.07%
U.S. Treasury Note, 3.250%, 8/31/2024	2.03%
U.S. Treasury Note, 3.125%, 8/15/2025	0.96%
U.S. Treasury Bill, Zero Coupon 10/27/2022	0.59%
Comcast Hulu Holdings, LLC, 3.399%, 3/15/2024	0.48%
Charter Communications Operating, LLC, 4.280%, 4/30/2025	0.47%
Invitation Homes Operating Partnership LP, 3.358%, 1/31/2025	0.46%
SMRT 2022-MINI, 3.308%, 1/15/2039	0.43%
Citigroup, Inc., 3.106%, 4/8/2026	0.43%
U.S. Treasury Bill, Zero Coupon 2/16/2023	0.43%

Holdings by Sector	% of Investments
Asset-Backed Securities	26.18%
Basic Materials	2.52%
Communications	3.04%
Consumer Cyclical	5.21%
Consumer Non-cyclical	3.55%
Energy	5.54%
Financial	22.27%
Foreign Government	0.10%
Industrial	1.14%
Mortgage-Backed Securities	17.83%
Municipal	0.08%
Technology	1.61%
U.S. Government	7.43%
Repurchase Agreements	3.41%
Total	100.00%

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust - Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 10/27/2022	1.99%
U.S. Treasury Bill, Zero Coupon, 2/16/2023	1.44%
Delos Finance Sarl, 2018 Term Loan B 4.00% 10/6/2023	1.37%
Bank of America Corp, 3.004%, 12/20/2023	1.30%
Canadian Imperial Bank of Commerce, 2.751%, 3/17/2023	1.09%
Arrow Electronics, Inc., 3.406%, 9/6/222	1.09%
Goldman Sachs Group, Inc. (The), 3.708%, 2/23/2023	1.06%
Santander UK Group Holdings plc, 3.373%, 1/5/2024	0.99%
Verizon Master Trust 2022-1, 1.04%, 1/20/2027	0.92%
JPMorgan Chase & Co, 3.797%, 7/23/2024	0.90%

Holdings by Sector	% of Investments
Asset-Backed Securities	27.34%
Basic Materials	1.74%
Communications	1.68%
Consumer Defensive	0.64%
Consumer Discretuionary	0.38%
Consumer Cyclical	4.40%
Consumer Non-Cyclical	2.16%
Energy	1.79%
Financials	36.21%
Health Care	1.36%
Industrials	1.35%
Mortgage-Backed Securities	8.19%
Real Estate	1.29%
Technology	1.76%
U.S. Government	4.64%
Utilities	5.07%
Total	100.00%

QPHR-INV-3Q

(10/22)